As filed with the Securities and Exchange Commission on February 26, 2010

1933 Act File No. 333-148082

1940 Act File No. 811-22154

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 8	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 11	☒

Grail Advisors ETF Trust

(Exact Name of Registrant as Specified in Charter)

One Ferry Building, Suite 255

San Francisco, CA  94111

(Address of Principal Executive Offices)

(415) 677-5870

(Registrant’s Telephone Number, including area code)

William M. Thomas

One Ferry Building, Suite 255

San Francisco, CA  94111

(Name and Address of Agent for Service)

Notices should be sent to the Agent for Service

With a copy to:

Stacy L. Fuller, Esq.

K&L Gates LLP

1601 K Street, NW

Washington, DC  20006

(202) 778-9475

It is proposed that this filing will become effective:

☒                                 immediately upon filing pursuant to paragraph (b)

☐                                   on                 pursuant to paragraph (b)(1)(iii)

☐                                   60 days after filing pursuant to paragraph (a) (i)

☐                                   on                 pursuant to paragraph (a) (i)

☐                                   75 days after filing pursuant to paragraph (a)(ii)

☐                                   on                 pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

☐                                   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Grail Advisors Actively Managed ETFs

RP Growth ETF (RPX)

RP Focused Large Cap Growth ETF (RWG)

RP Technology ETF (RPQ)

RP Financials ETF (RFF)

This Prospectus provides important information about the ETFs that you should know before investing.  Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Shares of the ETFs are listed and traded on NYSE Arca, Inc.

www.grailadvisors.com	1-415-677-5870

TABLE OF CONTENTS

Page

FUND SUMMARIES
RP GROWTH ETF

RP FOCUSED LARGE CAP GROWTH ETF

RP TECHNOLOGY ETF

RP FINANCIALS ETF

ADDITIONAL INFORMATION ABOUT PURCHASE AND SALE OF FUND SHARES,

TAXES AND FINANCIAL INTERMEDIARIES

ETF MANAGEMENTOTHER SERVICE PROVIDERS

BUYING AND SELLING ETF SHARES

ACTIVE INVESTORS AND MARKET TIMING

DISTRIBUTION AND SERVICE PLAN

NET ASSET VALUE

ETF WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

SECTION 12(d)(1) INFORMATION

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

FINANCIAL HIGHLIGHTS

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the Statement of Additional Information dated March 1, 2010 (which is incorporated by reference into this Prospectus and is legally a part of this Prospectus) and, if given or made, such information or representations may not be relied upon as having been authorized by us.

This Prospectus describes the RP Growth ETF, RP Focused Growth ETF, RP Technology ETF and RP Financials ETF (collectively, the “ETFs”), each of which is a series of Grail Advisors ETF Trust (“Trust”). Grail Advisors, LLC is each ETF’s investment manager (“Manager). Each ETF is an actively managed “exchange traded fund.” The ETFs are designed for investors who seek exposure to a relatively low-cost actively managed portfolio of equity securities and differ from index ETFs and mutual funds in important ways.  Whereas index-based ETFs seek to replicate the holdings of a specified index, each ETF uses an actively managed investment strategy to meet its investment objective.  Unlike mutual funds, shares of the ETFs (“Shares”) are not individually redeemable securities.  Rather, each ETF issues and redeems Shares on a continuous basis at net asset value (“NAV”) only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”.  Further, unlike mutual funds, Shares are listed for trading on NYSE Arca, Inc. (“Exchange”).  Once created, Shares generally trade in the secondary market at market prices that change throughout the day, based on the supply of, and demand for, Shares and on changes in the prices of an ETF’s portfolio holdings.  The market price of Shares may be different from their NAV.  For more information about these differences, see “Additional Information about the ETFs” on page [xx].

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Fund Summary

RP Growth ETF

INVESTMENT OBJECTIVE

Long-term capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the ETF.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee:	0.65%
Distribution and/or service (12b-1) fees:	0.00%
Other Expenses: (1)	0.24%
Total Annual Fund Operating Expenses:	0.89%
Less: Expense Reduction/Reimbursement: (2)	0.00%
Net Annual Operating Expenses:	0.89%

Example

The following example is intended to help you compare the cost of investing in the ETF with the cost of investing in other funds.  The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that the ETF provides a return of 5% a year, and that operating expenses remain the same.  This example does not reflect the brokerage commissions that you may pay to buy and sell Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years

$91	$284	$493	$1,096

(1)  Other Expenses are based on estimated amounts for the current fiscal year.

(2)  The Manager has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the ETF to 0.89% of the ETF’s average net assets (“Expense Cap”).  The Expense Cap will remain in effect until at least February 28, 2011.  The expense cap may be terminated earlier only upon the approval of the Board.The Manager may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

PORTFOLIO TURNOVER

The ETF may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF’s performance.  During the most recent fiscal year, the ETF’s portfolio turnover rate was 10.93% of the average value of its portfolio.

3

PRINCIPAL INVESTMENT STRATEGIES

RP Growth ETF seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that RiverPark Advisors, LLC (“RP”), the ETF’s sub-adviser, believes have above-average growth prospects.  RP uses a fundamental research driven approach to identifying those industries and companies with the strongest growth prospects for revenue, earnings and/or cash flow over the medium and long term and seeks to buy stock in those companies at attractive valuations.  The ETF may invest in companies of any market capitalization and in any industry.  The ETF expects to invest primarily in the securities of US companies, and may also invest in US securities tied economically to foreign investments, such as American Depositary Receipts.

The ETF invests in industries that RP believes are the beneficiaries of long-term secular trends in the global economy, such as the aging population, and companies within those industries that are gaining market share and have, what RP believes to be, long-term sustainable competitive advantages and positions protected by strong barriers to entry.  RP seeks companies with expanding free cash flow and a high return on invested capital.  RP also looks for companies with strong and experienced management teams with clear business objectives.  RP believes it can gain an investment advantage not only through its primary research and by developing an understanding and belief in a business model, but also because it invests with a long-term time horizon.

RP’s investment process generally includes several well-defined steps.  First, RP frames the investment opportunity by analyzing the investment characteristics of both the industry and the specific company with a focus on the medium- and long-term secular and structural dynamics involved, such as sustainable competitive advantages, barriers to entry, technological innovation, changes in government regulation and demographic trends.  The next step includes fundamental research, including company visits and primary research of competitors, customers and suppliers, as RP seeks to gain conviction in both the competitive dynamics within the industry and the reputation, skill and drive of the management team.  Finally, RP creates and maintains detailed, proprietary financial models of the revenues, earnings and cash flows of each potential investment and establishes price targets that encompass its view of the firm’s future enterprise value.  RP’s purchase and sell disciplines are driven by combining its own proprietary projections of the future fundamentals of a business with what it believes are conservative valuation metrics.

RP’s goal is to only invest when it can firmly establish conviction in the business prospects of the company and when it believes valuations are compelling.  RP looks for the opportunity to invest in its high conviction ideas at times when it believes a company’s prospects are misunderstood by other investors or analysts, the markets react to short-term events, and/or business models change.

The ETF may lend its securities to broker-dealers and other institutions to earn additional income.

Under adverse market conditions, the ETF may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations.  Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security.  To the extent the ETF invokes this strategy, its ability to achieve its investment objective may be affected adversely.

4

PRINCIPAL RISKS

ETF Risk.  The Shares may trade above or below their NAV.  The NAV of the ETF will generally fluctuate with changes in the market value of the ETF’s holdings.  The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange.  The trading price of Shares may deviate significantly from NAV during periods of market volatility.  The Manager cannot predict whether Shares will trade below, at or above their NAV.  Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the ETF.  However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the ETF’s portfolio holdings are disclosed on a daily basis, the Manager believes that large discounts or premiums to the NAV of Shares should not be sustained.

Foreign Investing Risk.  Foreign investing, including investments in American Depositary Receipts, carries potential risks not associated with domestic investments.  Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) social, political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) less availability of information for an investment sub-adviser to determine a company’s financial condition.

Growth Stock Risk.  Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the ETF’s performance.  When growth investing is out of favor, the ETF’s share price may decline even though the companies the ETF holds have sound fundamentals.  Growth stocks may also experience higher than average volatility.

Management Risk.  Securities selected by the sub-adviser for the ETF may not perform to expectations.  This could result in the ETF’s underperformance compared to other funds with similar investment objectives.

Market Risk.  Since the ETF invests most or a substantial portion of its assets in stocks, it is subject to stock market risk.  Market risk involves the possibility that the value of the ETF’s investments in stocks will decline due to drops in the stock market.  In general, the value of the ETF will move in the same direction as the overall stock market in which the ETF invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Recent Market Events Risk.  Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the ETF.

Securities Lending Risk.  The ETF may make secured loans of its portfolio securities.  Borrowers of the ETF’s securities may provide collateral in the form of cash that is reinvested in securities.  The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers.  In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the ETF’s ability to vote proxies or to settle transactions.  To the extent the ETF lends its securities, it may be subject to these risks.

Small-Cap and Mid-Cap Company Risk Investments in small-cap and mid-cap companies may subject the ETF to additional risks.  Analysts may follow such companies less actively and, therefore, information about them may be less available.  The securities of such companies may be more thinly traded and less liquid than larger companies.  Also, such companies may be more susceptible to economic and market setbacks.  For these and other reasons, the prices of the securities of small-cap and mid-cap companies may be more volatile than those of larger companies.

5

Temporary Defensive Position Risk.  Under adverse market conditions, the ETF may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations.  A larger percentage of such investments could moderate the ETF’s investment results.  The ETF may not achieve its investment objective using this type of investing.

Trading Risk.  Although the Shares will be listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained.  In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.  Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules.  There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the ETF will continue to be met or will remain unchanged.

PERFORMANCE

Because the ETF has not yet completed a calendar year of investment operations, performance information is not yet available. The ETF’s past performance is not necessarily an indication of how the ETF will perform in the future. For current performance information, please visit www.grailadvisors.com.

INVESTMENT ADVISER

Grail Advisors, LLC, is the investment manager for the ETF. RiverPark Advisors, LLC (“RP”) is the sub-adviser of the ETF.

PORTFOLIO MANAGER

Mitchell Rubin, CFA, is the portfolio manager of the ETF and is responsible for the day-to-day management of the ETF’s portfolio.  Mr. Rubin has been Chief Investment Officer of RP and has managed the ETF since its inception.

PURCHASE AND SALE OF ETF SHARES

The ETF issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.”  Unlike mutual funds, Shares are not individually redeemable.  Creation Units are issued and redeemed in-kind for securities.  Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day.  Market prices of Shares may be greater or lesser than their NAV.

6

TAX INFORMATION

Distributions you receive from the ETF are taxed as ordinary income for federal income tax purposes, except to the extent designated as net capital gain, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor. Distributions of short-term capital gain (which is excluded from net capital gain) are taxed as ordinary income.

PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the ETF and its related companies may pay the intermediary for the sale of Shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

7

Fund Summary

RP Focused Large Cap Growth ETF

INVESTMENT OBJECTIVE

Long-term capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the ETF.

Shareholder Fees (fees paid from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee:	0.65%
Distribution and/or service (12b-1) fees:	0.00%
Other Expenses: (1)	0.24%
Total Annual Fund Operating Expenses:	0.89%
Less: Expense Reduction/Reimbursement: (2)	0 00%
Net Annual Operating Expenses:	0.89%

Example

The following example is intended to help you compare the cost of investing in the ETF with the cost of investing in other funds.  The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the ETF provides a return of 5% a year, and that operating expenses remain the same.  This example does not reflect the brokerage commissions that you pay to buy and sell Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years

$91	$284	$493	$1,096

(1)  Other Expenses are based on estimated amounts for the current fiscal year.

(2)  The Manager has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the ETF to 0.89% of the ETF’s average net assets (“Expense Cap”).  The Expense Cap will remain in effect until at least February 28, 2011. The expense cap may be terminated earlier only upon the approval of the Board. The Manager may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

PORTFOLIO TURNOVER

The ETF may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF’s performance.  During the most recent fiscal year, the ETF’s portfolio turnover rate was 5.67% of the average value of its portfolio.

8

PRINCIPAL INVESTMENT STRATEGIES

RP Focused Large Cap Growth ETF seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that Wedgewood Partners, Inc. (“Wedgewood”), the ETF’s sub-adviser, believes have above-average growth prospects.  The ETF considers companies with market capitalizations in excess of $5 billion to be large capitalization companies.  The ETF is non-diversified and expects to invest in a limited number of companies, generally holding securities of between 20 and 30 companies.  The ETF expects to invest across a broad spectrum of industries and may have significant investments in companies participating in the financial and technology sectors.  The ETF expects to invest primarily in the securities of US companies, and may also invest in US securities tied economically to foreign investments, such as American Depositary Receipts.

Wedgewood seeks investments in market leaders with dominant products or services that are irreplaceable or lack substitutes in today’s economy.  Wedgewood invests for the long term, and expects to hold securities, in many cases, for more than 5 years.

Wedgewood’s investment process involves rigorous qualitative and quantitative inputs as well as a strict valuation and risk discipline.  Wedgewood’s quantitative process seeks to differentiate among the 500-600 largest companies to separate those which exhibit factors such as above-average returns on equity, returns on capital, cash flow returns on investment, earnings per share growth and revenue growth.  The qualitative process then focuses on the sustainability of the company’s business model with particular emphasis on barriers to entry, competition and relative buyer/supplier leverage.  Wedgewood next uses a valuation model to forecast future performance for sales, earnings and financial position to create absolute valuation projections for the company’s intrinsic value seeking to invest in a focused (20-30 securities) portfolio of its highest conviction ideas.  Positions are reduced or eliminated from the portfolio over time when long-term growth rates fall below Wedgewood’s expectations, a superior opportunity becomes available, the position becomes fully valued according to Wedgewood’s valuation discipline and/or appreciation results in an excessively large holding in the portfolio.

The ETF may lend its securities to broker-dealers and other institutions to earn additional income.

Under adverse market conditions, the ETF may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations.  Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security.  To the extent the ETF invokes this strategy, its ability to achieve its investment objective may be affected adversely.

PRINCIPAL RISKS

ETF Risk.  The Shares may trade above or below their NAV.  The NAV of the ETF will generally fluctuate with changes in the market value of the ETF’s holdings.  The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange.  The trading price of Shares may deviate significantly from NAV during periods of market volatility.  The Manager cannot predict whether Shares will trade below, at or above their NAV.  Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the ETF.  However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the ETF’s portfolio holdings are disclosed on a daily basis, the Manager believes that large discounts or premiums to the NAV of Shares should not be sustained.

9

Financial Services Stock Risk.  The financial services industry is highly correlated and particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, the rate of corporate and consumer debt defaults, regulatory developments, and price competition.  Profitability can fluctuate significantly when interest rates change.  The stocks may also be vulnerable to inflation.  Some companies in the financial services industry are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge.  Credit losses resulting from financial difficulties of borrowers can negatively affect companies in the industry. The financial services industry, as a whole, is currently undergoing relatively rapid change in light of evolving government regulations, industry consolidation and as existing distinctions between financial service segments become less clear.

Foreign Investing Risk.  Foreign investing, including investments in American Depositary Receipts, carries potential risks not associated with domestic investments.  Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) social, political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) less availability of information for an investment sub-adviser to determine a company’s financial condition.

Growth Stock Risk.  Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the ETF’s performance.  When growth investing is out of favor, the ETF’s share price may decline even though the companies the ETF holds have sound fundamentals.  Growth stocks may also experience higher than average volatility.

Management Risk.  Securities selected by the sub-adviser for the ETF may not perform to expectations.  This could result in the ETF’s underperformance compared to other funds with similar investment objectives.

Market Risk.  Since the ETF invests most or a substantial portion of its assets in stocks, it is subject to stock market risk.  Market risk involves the possibility that the value of the ETF’s investments in stocks will decline due to drops in the stock market.  In general, the value of the ETF will move in the same direction as the overall stock market in which the ETF invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Non-Diversification Risk.  The ETF is non-diversified, which means that it may hold larger positions in a smaller number of individual securities than if it were diversified.  This means that increases or decreases in the value of any of the individual securities owned by the ETF may have a greater impact on the ETF’s NAV and total return than would be the case in a diversified fund which would likely hold more securities.  Therefore, the ETF’s value may fluctuate more, and it could incur greater losses as a result of decreases in the value of any one of its holdings, than if it had invested in a larger number of stocks.

Recent Market Events Risk.  Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the ETF.

Securities Lending Risk.  The ETF may make secured loans of its portfolio securities.  Borrowers of the ETF’s securities may provide collateral in the form of cash that is reinvested in securities.  The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers.  In addition, delays may occur in the recovery of securities from borrowers, which

10

could interfere with the ETF’s ability to vote proxies or to settle transactions.  To the extent the ETF lends its securities, it may be subject to these risks.

Technology Stock Risk.  Technology industries can be significantly affected by aggressive pricing, technological innovation, obsolescence of existing technology, short product cycles, falling prices and profits, the ability to attract and retain skilled employees, competition from new market entrants and general economic conditions.  Profitability can also be affected by changing domestic and international demand, research and development costs and availability and price of components.  In addition, technology stocks historically have experienced unusually wide price swings, both up and down.  The potential for wide variation in performance reflects the special risks common to companies in the rapidly changing field of technology.  Earnings disappointments and intense competition for market share can result in sharp price declines.

Temporary Defensive Position Risk.  Under adverse market conditions, the ETF may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations.  A larger percentage of such investments could moderate the ETF’s investment results.  The ETF may not achieve its investment objective using this type of investing.

Trading Risk.  Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained.  In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.  Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules.  There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the ETF will continue to be met or will remain unchanged.

PERFORMANCE

Because the ETF has not yet completed a calendar year of investment operations, performance information is not yet available. The ETF’s past performance is not necessarily an indication of how the ETF will perform in the future. For current performance information, please visit www.grailadvisors.com.

INVESTMENT ADVISER

Grail Advisors, LLC is the investment manager for the ETF.  RiverPark Advisors, LLC (“RP”) is primary sub-adviser for the ETF and WedgewoodPartners, Inc. (“Wedgewood”) is the investment sub-adviser for ETF.

PORTFOLIO MANAGER

David A. Rolfe, CFA, is the portfolio manager of the ETF and is responsible for the day-to-day management of the ETF’s portfolio.  Mr. Rolfe has been Chief Investment Officer of Wedgewood and has managed the ETF since its inception.

PURCHASE AND SALE OF ETF SHARES

The ETF issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.”  Unlike mutual funds, Shares are not individually redeemable.  Creation Units are issued and redeemed in-kind for securities.  Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day.  Market prices of Shares may be greater or lesser than their NAV.

11

TAX INFORMATION

Distributions you receive from the ETF are taxed as ordinary income for federal income tax purposes, except to the extent designated as net capital gain, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor. Distributions of short-term capital gain (which is excluded from net capital gain) are taxed as ordinary income.

PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the ETF and its related companies may pay the intermediary for the sale of Shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

12

Fund Summary

RP Technology ETF

INVESTMENT OBJECTIVE

Long-term capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the ETF.

Shareholder Fees (fees paid from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee:	0.65%
Distribution and/or service (12b-1) fees:	0.00%
Other Expenses: (1)	0.24%
Total Annual Fund Operating Expenses:	0.89%
Less: Expense Reduction/Reimbursement: (2)	0.00%
Net Annual Operating Expenses:	0.89%

Example

The following example is intended to help you compare the cost of investing in the ETF with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that the ETF provides a return of 5% a year, and that operating expenses remain the same.  This example does not reflect the brokerage commissions that you may pay to buy and sell Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years

$91	$284	$493	$1,096

(1)  Other Expenses are based on estimated amounts for the current fiscal year.

(2)  The Manager has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the ETF to 0.89% of the ETF’s average net assets (“Expense Cap”).  The Expense Cap will remain in effect until at least February 28, 2011.  The expense cap may be terminated earlier only upon the approval of the Board. The Manager may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

PORTFOLIO TURNOVER

The ETF may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF’s performance.  During the most recent fiscal year, the ETF’s portfolio turnover rate was 6.88% of the average value of its portfolio.

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PRINCIPAL INVESTMENT STRATEGIES

RP Technology ETF seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies in which at least 50% of revenues are associated with the development, production or distribution of technology-related products and services.  The ETF will invest in companies both within and outside the technology sector (the technology sector is narrower than what RP, as the ETF’s sub-adviser, considers to be technology-related businesses) and the ETF will invest in companies whose value, in RP’s view, derive from embracing technological innovation.  These companies are not limited to the technology industry, and may include companies in sectors such as industrial and business machines; communications; computer hardware and software; computer services and peripheral products; electronics; electronic media; internet; television and video equipment and services; satellite technology and equipment; and semiconductors.

RP uses a fundamental research driven approach to identify technology-oriented companies that are suitable for the portfolio, and seeks to buy stock in those companies at attractive valuations.  The ETF will primarily invest in companies with mid- to large-market capitalizations, but may invest in companies of any market capitalization.  The ETF considers companies with market capitalizations of between $2 billion and $150 billion to be mid- to large-capitalization companies.  The ETF expects to invest primarily in the securities of US companies, and may also invest in US securities tied economically to foreign investments, such as American Depositary Receipts.

RP’s investment process generally includes several well-defined steps.  First, RP frames the investment opportunity by analyzing the investment characteristics of both the industry and the specific company with a focus on the medium- and long-term secular and structural dynamics involved, such as sustainable competitive advantages, barriers to entry, technological innovation, changes in government regulation and demographic trends.  The next step includes fundamental research, including company visits and primary research of competitors, customers and suppliers, as RP seeks to gain conviction in both the competitive dynamics within the industry and the reputation, skill and drive of the management team.  Finally, RP creates and maintains detailed, proprietary financial models of the revenues, earnings and cash flows of each potential investment and establishes price targets that encompass its view of the firm’s future enterprise value.  RP’s purchase and sell disciplines are driven by combining its own proprietary projections of the future fundamentals of a business with what it believes are conservative valuation metrics.

RP’s goal is to only invest when it can firmly establish conviction in the business prospects of the company and when it believes valuations are compelling.  RP looks for the opportunity to invest in its high conviction ideas at times when it believes a company’s prospects are misunderstood by other investors or analysts, the markets react to short-term events, and/or business models change.

The ETF may lend its securities to broker-dealers and other institutions to earn additional income.

Under adverse market conditions, the ETF may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations.  Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security.  To the extent the ETF invokes this strategy, its ability to achieve its investment objective may be affected adversely.

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PRINCIPAL RISKS

ETF Risk.  The Shares may trade above or below their NAV.  The NAV of the ETF will generally fluctuate with changes in the market value of the ETF’s holdings.  The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange.  The trading price of Shares may deviate significantly from NAV during periods of market volatility.  The Manager cannot predict whether Shares will trade below, at or above their NAV.  Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the ETF.  However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the ETF’s portfolio holdings are disclosed on a daily basis, the Manager believes that large discounts or premiums to the NAV of Shares should not be sustained.

Foreign Investing Risk.  Foreign investing, including investments in American Depositary Receipts, carries potential risks not associated with domestic investments.  Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) social, political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) less availability of information for an investment sub-adviser to determine a company’s financial condition.

Growth Stock Risk.  Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the ETF’s performance.  When growth investing is out of favor, the ETF’s share price may decline even though the companies the ETF holds have sound fundamentals.  Growth stocks may also experience higher than average volatility.

Industry Concentration Risk.  The ETF may focus its investments in the technology industry or technology-related industries.  Securities of companies in the same industry or group of industries may decline in price at the same time due to industry-specific developments since these companies may share common characteristics and are more likely to react similarly to industry-specific market or economic developments.  The ETF’s investments in multiple companies in a particular industry increase the ETF’s exposure to risks of the particular industry and may increase the ETF’s volatility.

Management Risk.  Securities selected by the sub-adviser for the ETF may not perform to expectations.  This could result in the ETF’s underperformance compared to other funds with similar investment objectives.

Market Risk.  Since the ETF invests most or a substantial portion of its assets in stocks, it is subject to stock market risk.  Market risk involves the possibility that the value of the ETF’s investments in stocks will decline due to drops in the stock market.  In general, the value of the ETF will move in the same direction as the overall stock market in which the ETF invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Recent Market Events Risk.  Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the ETF.

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Securities Lending Risk.  The ETF may make secured loans of its portfolio securities.  Borrowers of the ETF’s securities may provide collateral in the form of cash that is reinvested in securities.  The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers.  In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the ETF’s ability to vote proxies or to settle transactions.  To the extent the ETF lends its securities, it may be subject to these risks.

Technology Stock Risk.  Technology industries can be significantly affected by aggressive pricing, technological innovation, obsolescence of existing technology, short product cycles, falling prices and profits, the ability to attract and retain skilled employees, competition from new market entrants and general economic conditions.  Profitability can also be affected by changing domestic and international demand, research and development costs and availability and price of components.  In addition, technology stocks historically have experienced unusually wide price swings, both up and down.  The potential for wide variation in performance reflects the special risks common to companies in the rapidly changing field of technology.  Earnings disappointments and intense competition for market share can result in sharp price declines.

Temporary Defensive Position Risk.  Under adverse market conditions, the ETF may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations.  A larger percentage of such investments could moderate the ETF’s investment results.  The ETF may not achieve its investment objective using this type of investing.

Trading Risk.  Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained.  In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.  Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules.  There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the ETF will continue to be met or will remain unchanged.

PERFORMANCE

Because the ETF has not yet completed a calendar year of investment operations, performance information is not yet available. The ETF’s past performance is not necessarily an indication of how the ETF will perform in the future. For current performance information, please visit www.grailadvisors.com.

INVESTMENT ADVISER

Grail Advisors, LLC is the investment manager for the ETF. RiverPark Advisors, LLC (“RP”)  is the sub-adviser for the ETF.

PORTFOLIO MANAGER

Conrad van Tienhoven is the portfolio manager of the ETF and is responsible for the day-to-day management of the ETF’s portfolio.  Mr. van Tienhoven has been a principal of RP since 2009 and has managed the ETF since its inception.

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PURCHASE AND SALE OF ETF SHARES

The ETF issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.”  Unlike mutual funds, Shares are not individually redeemable.  Creation Units are issued and redeemed in-kind for securities.  Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day.  Market prices of Shares may be greater or lesser than their NAV.

TAX INFORMATION

Distributions you receive from the ETF are taxed as ordinary income for federal income tax purposes, except to the extent designated as net capital gain, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor. Distributions of short-term capital gain (which is excluded from net capital gain) are taxed as ordinary income.

PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the ETF and its related companies may pay the intermediary for the sale of Shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Fund Summary

RP Financials ETF

INVESTMENT OBJECTIVE

Long-term capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the ETF.

Shareholder Fees (fees paid from your investment)	None

Annual Fund Operating Expenses (expenses that are deducted from ETF assets)
Management Fee:	0.65%
Distribution and/or service (12b-1) fees:	0.00%
Other Expenses: (1)	0.24%
Total Annual Fund Operating Expenses:	0.89%
Less: Expense Reduction/Reimbursement: (2)	0.00%
Net Annual Operating Expenses:	0.89%

Example

The following example is intended to help you compare the cost of investing in the ETF with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the ETF provides a return of 5% a year, and that operating expenses remain the same.  This example does not reflect the brokerage commissions that you may pay to buy and sell Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years

$91	$284	$493	$1,096

(1)  Other Expenses are based on estimated amounts for the current fiscal year.

(2)  The Manager has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the ETF to 0.89% of the ETF’s average net assets (“Expense Cap”).  The Expense Cap will remain in effect until at least February 28, 2011.  The expense cap may be terminated earlier only upon the approval of the Board.  The Manager may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

PORTFOLIO TURNOVER

The ETF may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF’s performance.  During the most recent fiscal year, the ETF’s portfolio turnover rate was 1.48% of the average value of its portfolio.

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PRINCIPAL INVESTMENT STRATEGIES

RP Financials ETF seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of financial services companies.  The ETF considers financial services companies to be those companies that derive at least 50% of their revenues from producing, selling or distributing financial products and services, including, but not limited to, banking, lending, brokerage, exchanges, insurance, and money management, as well as real estate investment trusts (“REITs”).

RP, the ETF’s sub-adviser, uses a fundamental research driven approach to identify financial services companies that are suitable for the portfolio, and seeks to buy stock in those companies at attractive valuations.  The ETF will primarily invest in companies with mid- to large-market capitalizations.  The ETF considers companies with market capitalizations of between $2 billion and $150 billion to be mid- to large-capitalization companies.  The ETF expects to invest primarily in the securities of US companies, and may also invest in US securities tied economically to foreign investments, such as American Depositary Receipts.

RP’s investment process generally includes several well-defined steps.  First, RP frames the investment opportunity by analyzing the investment characteristics of both the industry and the specific company with a focus on the medium- and long-term secular and structural dynamics involved, such as sustainable competitive advantages, barriers to entry, technological innovation, changes in government regulation and demographic trends.  The next step includes fundamental research, including company visits and primary research of competitors, customers and suppliers, as RP seeks to gain conviction in both the competitive dynamics within the industry and the reputation, skill and drive of the management team.  Finally, RP creates and maintains detailed, proprietary financial models of the revenues, earnings and cash flows of each potential investment and establishes price targets that encompass its view of the firm’s future enterprise value.  RP’s purchase and sell disciplines are driven by combining its own proprietary projections of the future fundamentals of a business with what it believes are conservative valuation metrics.

RP’s goal is to only invest when it can firmly establish conviction in the business prospects of the company and when it believes valuations are compelling.  RP looks for the opportunity to invest in its high conviction ideas at times when it believes a company’s prospects are misunderstood by other investors or analysts, the markets react to short-term events, and/or business models change.

The ETF may lend its securities to broker-dealers and other institutions to earn additional income.

Under adverse market conditions, the ETF may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations.  Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security.  To the extent the ETF invokes this strategy, its ability to achieve its investment objective may be affected adversely.

PRINCIPAL RISKS

ETF Risk.  The Shares may trade above or below their NAV.  The NAV of the ETF will generally fluctuate with changes in the market value of the ETF’s holdings.  The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange.  The trading price of Shares may deviate significantly from NAV during periods of market volatility.  The Manager cannot predict whether Shares will trade below, at or above their NAV.  Price differences may be due, in large part, to the fact that supply and demand forces at work

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in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the ETF.  However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the ETF’s portfolio holdings are disclosed on a daily basis, the Manager believes that large discounts or premiums to the NAV of Shares should not be sustained.

Financial Services Stock Risk.  The financial services industry is highly correlated and particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, the rate of corporate and consumer debt defaults, regulatory developments, and price competition.  Profitability can fluctuate significantly when interest rates change.  The stocks may also be vulnerable to inflation.  Some companies in the financial services industry are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge.  Credit losses resulting from financial difficulties of borrowers can negatively affect companies in the industry. The financial services industry, as a whole, is currently undergoing relatively rapid change in light of evolving government regulations, industry consolidation and as existing distinctions between financial service segments become less clear.

Foreign Investing Risk.  Foreign investing, including investments in American Depositary Receipts, carries potential risks not associated with domestic investments.  Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) social, political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) less availability of information for an investment sub-adviser to determine a company’s financial condition.

Industry Concentration Risk.  The ETF may focus its investments in the financial services industry or group of related industries. Securities of companies in the same industry or group of industries may decline in price at the same time due to industry-specific developments since these companies may share common characteristics and are more likely to react similarly to industry-specific market or economic developments.  The ETF’s investments in multiple companies in a particular industry increase the ETF’s exposure to risks of the particular industry and may increase the ETF’s volatility.

Management Risk.  Securities selected by the sub-adviser for the ETF may not perform to expectations.  This could result in the ETF’s underperformance compared to other funds with similar investment objectives.

Market Risk.  Since the ETF invests most or a substantial portion of its assets in stocks, it is subject to stock market risk.  Market risk involves the possibility that the value of the ETF’s investments in stocks will decline due to drops in the stock market.  In general, the value of the ETF will move in the same direction as the overall stock market in which the ETF invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Recent Market Events Risk.  Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the ETF.

REIT Risk.  REITs are pooled investment vehicles that invest in real estate or real estate-related companies.  In general, the value of a REIT’s shares changes in light of factors affecting the real estate industry, including the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, environmental liability risks, changes in real estate values, changes in

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property taxes and operating expenses, levels of occupancy, adequacy of rent to cover operating expenses, and local and regional markets for competing asset classes.  The value of real estate also may be affected by changes in interest rates and social and economic trends.  REITs are also subject to the risk of poor performance by the REIT’s manager, defaults by borrowers, self-liquidation, adverse changes in the tax laws, and the risk of failing to qualify for relevant tax and regulatory exemptions.

Securities Lending Risk.  The ETF may make secured loans of its portfolio securities.  Borrowers of the ETF’s securities may provide collateral in the form of cash that is reinvested in securities.  The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers.  In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the ETF’s ability to vote proxies or to settle transactions.  To the extent the ETF lends its securities, it may be subject to these risks.

Temporary Defensive Position Risk.  Under adverse market conditions, the ETF may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations.  A larger percentage of such investments could moderate the ETF’s investment results.  The ETF may not achieve its investment objective using this type of investing.

Trading Risk.  Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained.  In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.  Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules.  There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the ETF will continue to be met or will remain unchanged.

PERFORMANCE

Because the ETF has not yet completed a calendar year of investment operations, performance information is not yet available.  The ETF’s past performance is not necessarily an indication of how the ETF will perform in the future. For current performance information, please visit www.grailadvisors.com.

INVESTMENT ADVISER

Grail Advisors, LLC is the investment manager for the ETF. RiverPark Advisors, LLC (“RP”) is the sub-adviser for the ETF.

PORTFOLIO MANAGER

Morty Schaja, CFA, is a leader of the ETF management team and is responsible for the day-to-day management of the ETF’s portfolio.  Mr. Schaja is Chief Executive Officer of RP and has managed the ETF since its inception.

PURCHASE AND SALE OF ETF SHARES

The ETF issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.”  Unlike mutual funds, Shares are not individually redeemable.  Creation Units are issued and redeemed in-kind for securities.  Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day.  Market prices of Shares may be greater or lesser than their NAV.

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TAX INFORMATION

Distributions you receive from the ETF are taxed as ordinary income for federal income tax purposes, except to the extent designated as net capital gain, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor. Distributions of short-term capital gain (which is excluded from net capital gain) are taxed as ordinary income.

PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the ETF and its related companies may pay the intermediary for the sale of Shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE ETFs

How Are The ETFs Different From Index ETFs?

Whereas index-based ETFs seek to replicate the holdings of a specified index, each ETF uses an actively managed investment strategy to meet its investment objective.  Thus, each ETF’s sub-advisers have the discretion on a daily basis to choose securities for the ETF’s portfolio consistent with the ETF’s investment objective.

The ETFs are designed for investors who seek exposure to a relatively low-cost actively managed portfolio of equity securities.  The ETFs may be suitable for long-term investment and may also be used as an asset allocation tool or as a trading instrument.

How Are The ETFs Different From Mutual Funds?

Redeemability.  Mutual fund shares may be bought from, and redeemed with, the issuing fund for cash at NAV typically calculated once at the end of the day.  Shares of an ETF, by contrast, cannot be purchased from or redeemed with the issuing ETF except by or through Authorized Participants (defined below), and then typically for an in-kind basket of securities (and a limited cash amount).

Exchange Listing.  Unlike mutual fund shares, Shares are listed for trading on the Exchange.  An organized trading market is expected to exist for the Shares.  Investors can purchase and sell Shares on the secondary market through a broker.  Investors purchasing Shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.  Secondary-market transactions occur not at NAV, but at market prices that change throughout the day, based on the supply of, and demand for, Shares and on changes in the prices of an ETF’s portfolio holdings.  The market price of Shares may differ from the NAV of an ETF.  The difference between market price of Shares and the NAV of an ETF is expected to be small most of the time, though it may be significant, especially in times of extreme market volatility.

Tax Treatment.  Unlike interests in mutual funds, Shares have been designed to be tax-efficient.  Specifically their in-kind creation and redemption feature has been designed to protect ETF shareholders from adverse tax consequences associated with cash transactions in mutual fund shares, including cash redemptions.  Nevertheless, to the extent redemptions are effectuated for cash, an ETF may realize capital gains or losses, including in some cases short-term capital gains, upon the sale of portfolio securities to effect a cash redemption.  Because the ETFs are actively managed, they may generate more taxable gains for shareholders than an index-based ETF, particularly during the ETFs’ initial stages when portfolio changes are more likely to be implemented within the ETF rather than through the in-kind redemption mechanism.

An investment in the ETFs is not a deposit in a bank and it is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

This Prospectus does not describe all of an ETF’s investment practices and additional information about each ETF’s risks and investments can be found in the ETFs’ SAI.

Each ETF’s portfolio holdings as of the time the ETF calculates its NAV are disclosed daily on the ETFs’ website after the close of trading on the Exchange and prior to the opening of trading on the Exchange on the following day.

A description of the ETFs’ policies and procedures with respect to the disclosure of the ETFs’ portfolio holdings is available in the ETFs’ SAI. Information about the premiums and discounts at which the ETFs’ shares have traded is available at www.grailadvisors.com.

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ETF MANAGEMENT

Grail Advisors, LLC

The Manager, a majority-owned subsidiary of Grail Partners, LLC, acts as each ETF’s investment manager.  The Manager is a Delaware limited liability company with its principal offices located at One Ferry Building, Suite 255, San Francisco, CA  94111.  The Manager is responsible for overseeing the management of the ETFs but does not oversee the day-to-day investment of the ETFs’ portfolios.  The Manager oversees the business affairs of the ETFs, provides or oversees the provision of all administrative and investment advisory services to the ETFs and coordinates the investment activities of RP and Wedgewood.  These services are provided under the terms of an Investment Management Agreement dated September 10, 2009 (“Investment Management Agreement”) between the Trust, on behalf of each ETF, and the Manager.

Pursuant to the Investment Management Agreement, each ETF pays the Manager a management fee for the services and facilities it provides payable on a monthly basis at the annual rates set forth in the table below, calculated as a percentage of an ETF’s average daily net assets.  From time to time, the Manager may waive all or a portion of its fee; any such waiver would increase an ETF’s performance.  The Manager is responsible for compensating RP and Wedgewood out of the management fees it receives from each ETF.

ETF	Management Fee
RP Growth ETF	0.65%
RP Focused Large Cap Growth ETF	0.65%
RP Technology ETF	0.65%
RP Financials ETF	0.65%

RiverPark Advisors, LLC

RP acts as primary sub-adviser of the RP Focused Large Cap Growth ETF and as the exclusive sub-adviser of the RP Growth ETF, RP Technology ETF and RP Financials ETF.  RP is registered as an investment adviser with the Securities and Exchange Commission (“SEC”) and is located at 156 West 56th Street, 17th Floor, New York, NY 10019 and is a wholly-owned subsidiary of RP Holding Group LLC, a recently-organized Delaware limited liability company.  RP Holding Group LLC is currently controlled by Morty Schaja and Mitchell Rubin.  In addition to the services it provides the ETFs, RP offers its advisory services to separate accounts and alternative vehicles.  Mr. Schaja, CFA, is RP’s Chief Executive Officer, and Mr. Rubin, CFA, is RP’s Chief Investment Officer.

RP provides day-to-day portfolio management services to RP Growth ETF, RP Technology ETF and RP Financials ETF and, in conjunction with the Manager, oversees the day-to-day portfolio management services provided by Wedgewood to RP Focused Large Cap Growth ETF.  For the RP Growth ETF, RP Technology ETF and RP Financials ETF, RP has discretion to purchase and sell securities in accordance with these ETFs’ objectives, policies, and restrictions.

With respect to the RP Growth ETF, RP Technology ETF and RP Financials ETF, RP has entered into an Investment Sub-Advisory Agreement between the Manager and RP, dated September 10, 2009 (“RP Agreement I”).  With respect to the RP Focused Large Cap Growth ETF, RP has entered into a Primary Investment Sub-Advisory Agreement between the Manager and RP, dated September 10, 2009 (together

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with RP Agreement I, the “RP Sub-Advisory Agreements”), and is also a party to the Wedgewood Subadvisory Agreement described below.  Pursuant to the RP Subadvisory Agreements, RP receives fees from the Manager to provide the services described above.  These fees are paid by the Manager out of the advisory fees it receives from an ETF; they are not separately paid by an ETF.  From time to time, RP may waive all or a portion of its fee.

Portfolio Managers

Below are the backgrounds of the RP Portfolio Managers responsible for the day-to-day portfolio management of the RP Growth ETF, RP Technology ETF and RP Financials ETF.  The RP Financials ETF is managed by a team of RP professionals, led by Mr. Schaja and Mr. Rubin.  This team also oversees Wedgewood’s portfolio management of the RP Focused Large Cap Growth ETF.  In addition, the RP Portfolio Managers are supported by a group of outside advisors.

Mitchell Rubin, CFA, is the portfolio manager of RP Growth ETF and a leader of the RP Financials ETF management team, and has served in these capacities since the ETFs’ inception.  Mr. Rubin is the Chief Investment Officer of RP.  Mr. Rubin received a BA in Economics and Political Science from the University of Michigan in 1988 and a JD from Harvard Law School in 1991.  From 1991 to 1994, he was an associate at Latham & Watkins specializing in corporate finance transactions.  From 1994 until joining Baron Capital in November of 1995, Mr. Rubin was an equity research analyst for Smith Barney, focusing on emerging growth stocks.  In 1995, he joined Baron Capital as a research analyst covering consumer/retail, gaming/leisure/lodging and real estate.  In 1999, he was co-portfolio manager for Baron Growth Fund.  He served as portfolio manager for the Baron iOpportunity Fund, a technology-focused mutual fund, from the fund’s inception in March 2000 through March 2006, and was also the portfolio manager of Baron Fifth Avenue Growth Fund, a large-cap growth mutual fund, from the fund’s inception in May 2004 through March 2006.  From June 2006 to June 2008, he was a managing general partner of RiverPark Partners, a long/short equity fund.  Mr. Rubin was a partner at Arience Capital from July 2008 through December 2008.

Conrad van Tienhoven is the portfolio manager of RP Technology ETF and has served as portfolio manager since the ETF’s inception.  Mr. van Tienhoven is a principal of RP.  He graduated from the University of Texas with a BA in Economics in 1997.  In 1997, he joined Baron Capital as an analyst focusing on the real estate and consumer/retail industries.  In 2000, he became an analyst on the Baron iOpportunity Fund focusing on internet media, ecommerce, hardware, software, and online business services.  In 2004, Mr. van Tienhoven became an analyst for the Baron Fifth Avenue Growth Fund. Mr. van Tienhoven was a senior analyst of RiverPark Partners, a long/short equity fund from June 2006 to June 2008, and a senior analyst with Arience Capital from July 2008 to December 2008.

Morty Schaja, CFA, is a leader of the RP Financials ETF management team, and has served in this capacity since the ETF’s inception.  Mr. Schaja is the Chief Executive Officer of RP.  Mr. Schaja graduated from Tel-Aviv University in 1975 with a BS in Physics and from Columbia University in 1976 with an MBA in finance and accounting.  From 1977 to 1985, he was Vice President for Consulting with Data Resources, Inc., a leading economic consulting and forecasting firm.  From 1986 through 1987 he was a Senior Analyst with Donaldson, Lufkin & Jenrette’s Stock Index Department.  From 1987 until 1990, Mr. Schaja was Executive Vice President of First Security, a registered investment adviser and hedge fund adviser.  From February 1991 through March 2006, Mr. Schaja had various responsibilities with Baron Capital leading to his position as President and Chief Operating Officer, where he managed the growth of the firm from $50 million in assets under management to over $15 billion.  From June 2006 to April 2009, he was a managing general partner of RiverPark Capital, a registered investment adviser that managed long only and long/short strategies.

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Wedgewood Partners, Inc.

Wedgewood acts as the sub-adviser for RP Focused Large Cap Growth ETF.  Wedgewood is registered as an investment adviser with the SEC and is located at 9909 Clayton Road, Suite 103, St. Louis, MO 63124.  Anthony L. Guerrerio is the majority owner of Wedgewood, and David A. Rolfe is the minority owner.  The firm’s investment style is large cap focused growth.

Wedgewood began operations in 1988 and was founded by Anthony L. Guerrerio, who is its Chief Executive Officer.  Mr. Guerrerio has over 30 years experience in the investment business having founded Mark Twain Brokerage Services, Inc., one of the first commercial bank brokerage businesses in the United States.  Prior to that, he was with the investment firm of Salomon Brothers in New York.  He holds a BS in Engineering from the United States Military Academy, West Point, NY and an MBA from Harvard Business School.

Wedgewood provides day-to-day portfolio management services to RP Focused Large Cap Growth ETF.  For this ETF, Wedgewood has discretion to purchase and sell securities in accordance with the ETF’s objectives, policies, and restrictions.

Wedgewood has entered into an Investment Sub-Advisory Agreement among the Manager, RP and Wedgewood, dated September 10, 2009, with respect to the RP Focused Large Cap Growth ETF (“Wedgewood Subadvisory Agreement”).  Pursuant to the Wedgewood Subadvisory Agreement, Wedgewood receives fees from the Manager to provide the services described above.  These fees are paid out of the advisory fees the Manager receives from the RP Focused Large Cap Growth ETF; they are not separately paid by the RP Focused Large Cap Growth ETF.  From time to time, Wedgewood may waive all or a portion of its fee.

Portfolio Manager

David A. Rolfe, CFA, is the portfolio manager of RP Focused Large Cap Growth ETF and has served as portfolio manager since the ETF’s inception.  Mr. Rolfe is the Chief Investment Officer of Wedgewood.  He has been responsible for Wedgewood’s Focused Large Cap Growth strategy since its inception in 1992.  Prior to that, he was an Investment Officer at Boatmen’s Trust Company in St. Louis.  He holds a BSBA in Finance from the University of Missouri.

The Wedgewood Portfolio Manager’s Performance Information

The following table contains performance information for Wedgewood’s Equity Composite (the “Composite”).  The Composite represents a composite of all fully discretionary taxable and non-taxable accounts managed by Wedgewood with substantially similar objectives, policies, strategies and risks to those of the RP Focused Large Cap Growth ETF.

The performance information is limited and may not reflect performance in all economic cycles.  The accounts in the Composite were not subject to certain investment limitations, diversification requirements and other restrictions imposed on registered investment companies such as the RP Focused Large Cap Growth ETF, including those under the Investment Company Act of 1940, as amended (“Investment Company Act”), and the Internal Revenue Code of 1986, as amended, which, if applicable, might have adversely affected the performance of the accounts in the Composite.  Further, none of the accounts in the Composite have operated as an ETF, and different performance results for the RP Focused Large Cap Growth ETF are likely due to, among other things, anticipated differences between the cash positions of the ETF and the accounts in the Composite.

The performance information below is presented after deduction of fees applicable to the accounts in the Composite, as described in the notes to the Composite, which vary from the RP Focused Large Cap

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Growth ETF’s estimated fees and expenses, as described in the ETF’s fee tables (see “Fees and Expenses” above).

Annual return data is presented for each full calendar year since the inception of the Composite in 1992.  Average annual total returns are presented for the one-year, three-year, five-year and ten-year periods through December 31, 2009, as well as the period from inception through December 31, 2009.

This performance information is not the historical performance of RP Focused Large Cap Growth ETF.  Past performance is no guarantee of future results, and the past performance of the Composite is not indicative of the future performance of RP Focused Large Cap Growth ETF.

Wedgewood Equity Composite:

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Net of Fees (as of 12/31/2009)	Wedgewood	Russell 1000 Growth
1 Year	60.83	37.21
3 Year	4.61	-1.88
5 Year	3.35	1.64
10 Year	1.93	-3.98
Inception (9/30/1992)	11.39	6.69

Annual Performance Results

Year End	2009	2008	2007	2006	2005	2004	2003	2002	2001
Composite Net	60.83%	(38.12)%	15.04%	(2.77)%	5.84%	9.61%	42.25%	(20.42)%	(7.72)%
Russell 1000 Growth	37.21%	-38.44%	11.81%	9.08%	5.26%	6.30%	29.75%	-27.89%	-20.42%

Year End	2000	1999	1998	1997	1996	1995	1994	1993
Composite Net	-10.31%	56.99%	49.60%	21.10%	23.57%	42.59%	3.78%	6.21%
Russell 1000 Growth	-22.42%	33.16%	38.71%	30.49%	23.12%	37.19%	2.66%	2.90%

Notes:

As of December 31, 2009, the Composite consisted of 523 accounts.  The minimum account size for accounts in the Composite is $65,000.  Results are based on fully discretionary accounts under management, including those accounts no longer with the firm.

The US Dollar is the currency used to express performance.  Returns are presented net of management fees and include the reinvestment of all income.  Net of fee performance was calculated using actual management fees, which may vary by client, but ranged from .36% to 1.50%.  Some accounts in the Composite may pay an all-inclusive wrap fee based on a percentage of assets under management; these accounts are reduced by all actual fees and transaction costs incurred.  Other than brokerage commissions, the fee includes investment management, portfolio monitoring, consulting services, and in some cases, custodial services.  Wrap accounts represent approximately 30% of the Composite’s assets as of December 31, 2009.

Non-equity positions are included in the Composite and performance reflects total segment plus cash returns using an actual pro rata allocation.  As of December 31 2009, less than 1% of the Composite’s assets were comprised of non-equity segments.

The ETFs’ Statement of Additional Information provides additional information about the portfolio managers at RP and Wedgewood, including other accounts they manage, their ownership in the ETFs they manage, and their compensation.

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Approval of Advisory Agreements

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement, the RP Subadvisory Agreements and the Wedgewood Subadvisory Agreement is available in the ETFs’ report to shareholders dated October 31, 2009.

OTHER SERVICE PROVIDERS

ALPS Distributors, Inc. (“Distributor”), 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the distributor of Creation Units for each ETF on an agency basis.  The Distributor does not maintain a secondary market in Shares.

The Bank of New York Mellon (“BNY Mellon”), One Wall Street, New York, New York 10286, is the administrator, fund accountant and transfer agent for the ETFs.

BNY Mellon, One Wall Street, New York, New York 10286, is also the custodian for the ETFs.

K&L Gates LLP, 1601 K Street, NW, Washington, DC 20006 serves as legal counsel to the ETFs.

KPMG LLP, 1601 Market Street, Philadelphia, Pennsylvania 19103, serves as the ETFs’ independent registered public accounting firm.  The independent registered public accounting firm is responsible for auditing the annual financial statements of the ETFs.

BUYING AND SELLING ETF SHARES

Shares are issued or redeemed by each ETF at NAV per Share only in Creation Units.  The value of one Creation Unit of the ETFs, as of December 31, 2009, is set forth below

ETF	Value of One Creation Unit
RP Growth ETF	$1,369,678
RP Focused Large Cap Growth ETF	$1,345,396
RP Technology ETF	$1,401,497
RP Financials ETF	$1,318,895

Shares trade on the secondary market, however, which is where most retail investors will buy and sell Shares.  It is expected that only a limited number of institutional investors will purchase and redeem shares directly from the ETFs.  Thus, certain information in this Prospectus is not relevant to most retail investors.  For example, information about buying and redeeming Shares directly with the ETFs and about transaction fees imposed on such purchases and redemptions is not relevant to most retail investors.

Except when aggregated in Creation Units, Shares are not redeemable with the ETFs.  Additional information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Statement of Additional Information.

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Buying and Selling Shares on the Secondary Market

Most investors will buy and sell Shares in secondary market transactions through brokers and therefore, must have a brokerage account to buy and sell Shares.  Shares can be bought or sold throughout the trading day like shares of any publicly traded issuer.  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for Shares.  The price at which you buy or sell Shares (i.e., the market price) may be more or less than the NAV of the Shares.  Unless imposed by your broker, there is no minimum dollar amount you must invest in an ETF and no minimum number of Shares you must buy.

The Shares are listed on NYSE Arca, Inc. (the Exchange) under the following symbols:

ETF	Trading Symbol
RP Growth ETF	RPX
RP Focused Large Cap Growth ETF	RWG
RP Technology ETF	RPQ
RP Financials ETF	RFF

The Exchange is generally open Monday through Friday and is closed for weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

For information about buying and selling Shares on the Exchange or in the secondary markets, please contact your broker or dealer.

Book Entry.  Shares are held in book entry form, which means that no stock certificates are issued.  The Depository Trust Company (“DTC”), or its nominee, is the registered owner of all outstanding Shares of the ETFs and is recognized as the owner of all Shares.  Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC.  As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares.  Therefore, to exercise any right as an owner of Shares, you must rely on the procedures of DTC and its participants.  These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account.  Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information.  Your broker also will be responsible for distributing income dividends and capital gain distributions and for ensuring that you receive shareholder reports and other communications from the ETFs.

Share Trading Prices.  The trading prices of an ETF’s Shares may differ from the ETF’s daily NAV and can be affected by market forces of supply and demand for the ETFs’ shares, the prices of the ETF’s portfolio securities, economic conditions and other factors.

The Exchange or another market information provider intends to disseminate the approximate value of each ETF’s portfolio every fifteen seconds.  This approximate value should not be viewed as a “real-time” update of the NAV of an ETF because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day.  The quotations for certain investments may not be updated during U.S. trading hours if such holdings do not trade in the U.S., except such quotations may be updated to reflect currency fluctuations.  The ETFs are not involved in, or responsible for, the

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calculation or dissemination of the approximate values and make no warranty as to the accuracy of these values.

Buying Shares Directly from the ETFs

You can purchase Shares directly from the ETFs only in Creation Units or multiples thereof.  The number of Shares in a Creation Unit may, but is not expected to, change over time.  The ETFs will not issue fractional Creation Units.  Creation Units may be purchased in exchange for a basket of securities (known as the In-Kind Creation Basket and a Cash Component) or for an all cash payment (that would be included in the Cash Component in connection with purchases not involving an In-Kind Creation Basket).  The ETFs reserve the right to reject any purchase request at any time, for any reason, and without notice.  The ETFs can stop selling Shares or postpone payment of redemption proceeds at times when the Exchange is closed or under any emergency circumstances as determined by the SEC.

To purchase Shares directly from an ETF, you must be an Authorized Participant or you must purchase through a broker that is an Authorized Participant.  An “Authorized Participant” is a participant of the Continuous Net Settlement System of the NSCC or the DTC that has executed a Participant Agreement with the Distributor.  The Distributor will provide a list of Authorized Participants upon request.  Authorized Participants may purchase Creation Units of Shares, and sell individual Shares on the Exchange.  See “Continuous Offering” below.

In-Kind Creation Basket.  On each business day, prior to the opening of trading on the Exchange, BNY Mellon will post on the NSCC bulletin board the In-Kind Creation Basket for each ETF for that day.  The In-Kind Creation Basket will identify the name and number of shares of each security that must be contributed to an ETF for each Creation Unit purchased.  Each ETF reserves the right to accept a nonconforming In-Kind Creation Basket.

Cash Component.  In addition to the in-kind deposit of securities, a purchaser will either pay to, or receive from, the ETF an amount of cash (“Balancing Amount”) equal to the difference between the NAV of a Creation Unit and the value of the securities in the In-Kind Creation Basket.  The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit.  BNY Mellon will publish, on a daily basis, information about the previous day’s Balancing Amount.  To the extent a purchaser is not owed a Balancing Amount larger than the Transaction Fee, described below, the purchaser also must pay a Transaction Fee, in cash.  The Balancing Amount and the Transaction Fee, taken together, are referred to as the Cash Component.

Placement of Purchase Orders.  All purchase orders must be placed by or through an Authorized Participant.  Purchase orders will be processed either through a manual clearing process run by DTC or through an enhanced clearing process that is available only to those DTC participants that also are participants in the Continuous Net Settlement System of the NSCC.  Authorized Participants that do not use the NSCC’s enhanced clearing process may be charged a higher transaction fee (discussed below).  A purchase order must be received by the Distributor prior to the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time) on the day the order is placed, and all other procedures set forth in the Participant Agreement must be followed, in order to receive the NAV determined on that day.

Transaction Fee on Purchase of Creation Units.  Each ETF will impose a “Creation Transaction Fee” on each purchase of Creation Units.  The Creation Transaction Fee for purchases effected through the NSCC’s enhanced clearing process, regardless of the number of units purchased, is as follows:

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ETF	Creation Transaction Fee
RP Growth ETF	$500
RP Focused Large Cap Growth ETF	$500
RP Technology ETF	$500
RP Financials ETF	$500

A charge of up to four (4) times the fee shown above may be imposed on purchases outside the NSCC’s enhanced clearing process, including purchases involving non-conforming In-Kind Creation Baskets or cash.  Investors who, directly or indirectly, use the services of a broker or other such intermediary to compose a Creation Unit may pay additional fees for these services.  The transaction fee is paid to the relevant ETF.  The fee protects existing shareholders of an ETF from the costs associated with issuing Creation Units.

Redeeming Shares Directly From an ETF

You may redeem Shares of the ETFs only in Creation Units or multiples thereof.  To redeem Shares directly with an ETF, you must be an Authorized Participant or you must redeem through an Authorized Participant.  Creation Units may be redeemed in exchange for a basket of securities (known as the In-Kind Redemption Basket and a Cash Component) or for an all cash payment (that would be included in the Cash Component in connection with purchases not involving an In-Kind Redemption Basket).

In-Kind Redemption Basket.  Redemption proceeds will generally be paid in kind with a basket of securities known as the In-Kind Redemption Basket.  In most cases, the In-Kind Redemption Basket will be the same as the In-Kind Creation Basket for that same day.  There will be times, however, when the In-Kind Creation Basket and In-Kind Redemption Baskets differ.  The composition of the In-Kind Redemption Basket will be available on the NSCC bulletin board.  An ETF may honor a redemption request with a nonconforming In-Kind Redemption Basket.

Cash Component.  Depending on whether the NAV of a Creation Unit is higher or lower than the value of the securities in the In-Kind Redemption Basket, a redeeming investor will either receive from, or pay to, the ETF a Balancing Amount in cash.  If due to receive a Balancing Amount, the amount actually received will be reduced by the amount of the applicable Transaction Fee, described below.  The Balancing Amount and the Transaction Fee, taken together, are referred to as the Cash Component.

Placement of Redemption Orders.  As with purchases, redemptions must be processed either through the DTC process or the enhanced NSCC process.  A redemption order is deemed received on the date of transmittal if it is received by the Distributor prior to the close of regular trading on the NYSE on that date, and if all other procedures set forth in the Participant Agreement are followed.

Transaction Fee on Redemption of Creation Units.  The ETFs impose a “Redemption Transaction Fee” on each redemption of Creation Units.  The amount of the Redemption Transaction Fee on redemptions effectuated through the NSCC and DTC, and on nonconforming redemptions, is the same as the Creation Transaction Fee (see page [XX]).  The Redemption Transaction Fee is paid to the ETF.  The fee protects existing shareholders of the ETF from the costs associated with redeeming Creation Units.

Legal Restrictions on Transactions in Certain Securities.  An investor subject to a legal restriction with respect to a particular security required to be deposited in connection with the purchase of a Creation Unit may, at the ETF’s discretion, be permitted to deposit an equivalent amount of cash in substitution for

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any security which would otherwise be included in the In-Kind Creation Basket applicable to the purchase of a Creation Unit.

Creations and redemptions of Shares will be subject to compliance with applicable federal and state securities laws, including that securities accepted for deposit and securities used to satisfy redemption requests are sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (“Securities Act”).  The ETFs (whether or not they otherwise permit cash redemptions) reserve the right to redeem Creation Units for cash to the extent that an investor could not lawfully purchase or an ETF could not lawfully deliver specific securities under such laws or the local laws of a jurisdiction in which the ETF invests.  An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in an In-Kind Redemption Basket may be paid an equivalent amount of cash.  An Authorized Participant that is not a qualified institutional buyer (QIB) as defined in Rule 144A under the Securities Act will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

Continuous Offering.  You should be aware of certain legal risks unique to investors purchasing Creation Units directly from an ETF.  Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time.  Certain activities that you perform with respect to the sale of Shares could, depending on the circumstances, result in your being deemed to be a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act.  For example, you could be deemed a statutory underwriter if you purchase Creation Units from the issuing ETF, break them down into the constituent Shares, and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares.  Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus.  This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act.  As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.  For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

ACTIVE INVESTORS AND MARKET TIMING

The Board has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the ETFs’ Shares because investors primarily transact in ETF Shares on the secondary market.  Frequent trading of Shares on the secondary market does not disrupt portfolio management, increase an ETF’s trading costs, lead to realization of capital gains or otherwise harm ETF shareholders because these trades do not involve the issuance or redemption of ETF Shares.

The ETFs sell and redeem their Shares at NAV only in Creation Units pursuant to the terms of a Participant Agreement between the Authorized Participant and the Distributor, principally in exchange for a basket of securities.  With respect to such trades directly with the ETFs, to the extent effected in-kind (i.e., for securities), they do not cause the harmful effects that may result from frequent cash trades.

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The Board recognized that to the extent that the ETFs allow or require trades to be effected in whole or in part in cash, those trades could result in dilution to an ETF and increased transaction costs, which could negatively impact an ETF’s ability to achieve its investment objective.  The Board also recognized, however, that direct trading by Authorized Participants is critical to ensuring that the ETFs’ Shares trade at or close to NAV.  Further, the ETFs may employ fair valuation pricing to minimize the potential for dilution from market timing.  Moreover, each ETF imposes Transaction Fees on purchases and redemptions of ETF Shares, which increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that an ETF’s costs increase in those circumstances.  Each ETF reserves the right to impose additional restrictions on disruptive, excessive or short-term purchases.

DISTRIBUTION AND SERVICE PLAN

Each ETF has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act.  Under the Plan, an ETF is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”).  If a Service Provider provides such services, an ETF may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act.

No distribution or service fees are currently paid by any ETF, however, and there are no current plans to impose these fees.  In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in an ETF.

NET ASSET VALUE

The net asset value, or NAV, of Shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time.

Each ETF calculates its NAV per Share by:

•                 Taking the current market value of its total assets,

•                 Subtracting any liabilities, and

•                 Dividing that amount by the total number of Shares owned by shareholders.

If you buy or sell Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV.  Your transaction will be priced at NAV only if you purchase or redeem your Shares in Creation Units.

When calculating the NAV of an ETF’s Shares, expenses are accrued and applied daily and stocks held by the ETF are valued at their market value when reliable market quotations are readily available.  Common stocks and other equity securities are valued at the last sales price that day based on the official closing price of the exchange where the security is primarily traded.  Debt securities (other than short-term securities) usually are valued on the basis of prices provided by a third-party independent pricing service.  In some cases, the price of debt securities is determined using quotes obtained from brokers.  Certain short-term debt instruments used to manage an ETF’s cash are valued on the basis of amortized cost.  The values of any foreign securities held by an ETF are converted into U.S. dollars using an exchange rate obtained from an independent third party.

When reliable market quotations are not readily available, securities are priced at their fair value as determined in good faith using methods approved by the Board.  An ETF may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the ETF’s pricing time but after the close of the primary markets or exchanges on which the security is traded.  Intervening

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events might be company-specific (e.g., earnings report, merger announcement), country-specific (e.g., natural disaster, economic or political news, act of terrorism, interest rate change), or global.  Intervening events include price movements in U.S. markets that are deemed to affect the value of foreign securities.  Fair-value pricing also may be used for domestic securities — for example, if (1) trading in a security is halted and does not resume before the ETF’s pricing time or if a security does not trade in the course of a day and (2) the ETF holds enough of the security that its price could affect the ETF’s NAV.

Fair-value prices are determined by the Valuation Committee, composed of representatives of the Manager and RP, according to procedures adopted by the Board.  When fair-value pricing is employed, the prices of securities used by the ETF to calculate its NAV may differ from quoted or published prices for the same securities.

ETF WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust maintains a website for the ETFs at www.grailadvisors.com.  Among other things, this website includes this prospectus and the Statement of Additional Information, the ETFs’ holdings, the ETFs’ last annual and semi-annual reports (when available), pricing information about Shares trading on the Exchange, daily NAV calculations and a historical comparison of the trading prices to NAV.

Each day the ETFs are open for business, the Trust publicly disseminates their full portfolio holdings as of the close of the previous day through its website at www.grailadvisors.com.  In addition, the In-Kind Creation Basket and In-Kind Redemption Basket, which identify the securities and share quantities which are delivered in exchange for purchases and redemptions of Creation Units, are publicly disseminated daily prior to the opening of trading on the Exchange via the NSCC.

SECTION 12(d)(1) INFORMATION

The Trust and the ETFs are part of the Grail Advisors Actively Managed ETFs family of funds and are related for purposes of investor and investment services, as defined in Section 12(d)(1)(G) of the Investment Company Act.

For purposes of the Investment Company Act, Shares are issued by a registered investment company and purchases of such Shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the Investment Company Act are subject to the restrictions set forth in Section 12(d)(1) of the Investment Company Act, except as permitted by an exemptive order of the SEC.  The SEC has granted the Trust such an order to permit registered investment companies to invest in Shares beyond the limits in Section 12(d)(1)(A), subject to certain terms and conditions, including that the registered investment company first enter into a written agreement with the Trust regarding the terms of the investment.  Accordingly, registered investment companies that wish to rely on the order must first enter into such a written agreement with the Trust and should contact the Trust to do so.

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DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

ETF Distributions

Each ETF pays out dividends from its net investment income, and distributes its net capital gains, if any, to shareholders annually.  Each ETF typically earns dividends from stocks in which it invests.  These amounts, net of expenses, are passed along to ETF shareholders as “income dividends.”  Each ETF realizes capital gains or losses whenever it sells securities.  Net long-term capital gains are distributed to shareholders as “capital gain dividends”.

Brokers may make available to their customers who own Shares the DTC book-entry dividend reinvestment service.  To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker.  Brokers may require ETF shareholders to adhere to specific procedures and timetables.  If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole Shares of the distributing ETF purchased in the secondary market.  Without this service, investors would receive their distributions in cash.  .

Taxes

As with any investment, you should consider how your investment in Shares will be taxed.  The tax information in this Prospectus is provided only as general information.  You should consult your own tax professional about the tax consequences of an investment in Shares.

ETF distributions to you and sale of your Shares will have tax consequences to you.  Such consequences may not apply if you hold your Shares through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account or 401(k) plan.

Taxes on Distributions

Distributions by an ETF generally are taxable to you as ordinary income or capital gains.  Distributions of an ETF’s “investment company taxable income” (which is, generally, ordinary income, net short-term capital gain in excess of net long-term capital loss, and net gains or losses from certain foreign currency transactions) will be taxable as ordinary income to the extent of the ETF’s current or accumulated earnings and profits, whether paid in cash or reinvested in additional Shares.

Distributions of an ETF’s net capital gain (which is net long-term capital gain in excess of net short-term capital losses) that are properly designated by the ETF as “capital gain dividends” will be taxable to you as long-term capital gains at a maximum rate of 15% (and, without Congressional action, 20% for taxable years beginning after 2010) in the case of individuals, trusts or estates, regardless of your holding period in the ETF’s Shares and regardless of whether paid in cash or reinvested in additional Shares.  Distributions in excess of an ETF’s earnings and profits first will reduce your adjusted tax basis in its Shares and, after the adjusted basis is reduced to zero, will constitute capital gain.  Such capital gain will be long-term capital gain and thus, will be taxed at a maximum rate of 15% (20%), if the distributions are attributable to Shares held by you for more than one year.  Distributions by an ETF that qualify as “qualified dividend income” are taxable to you at the long-term capital gain rate through 2010 and, without Congressional action, will be taxable as ordinary income thereafter.  In order for a distribution by an ETF to be treated as qualified dividend income, it must be attributable to dividends the ETF receives on stock of most domestic corporations and certain foreign corporations with respect to which the ETF satisfies certain holding period and

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other requirements and you must meet similar requirements with respect to the ETF’s Shares.

Corporate shareholders are generally eligible for the 70% dividends-received deduction with respect to an ETF’s ordinary income dividends, but not its capital gain dividends, to the extent the ETF designates such dividends as qualifying for this deduction, except that the aggregate amount so designated in any year cannot exceed the dividends received by an ETF from domestic corporations.

Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional ETF Shares.  Any distributions reinvested under such a service will nevertheless be taxable to you.  You will have an adjusted basis in the additional Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction.  The additional Shares will have a holding period commencing on the day following the day on which they are credited to your account.

In general, distributions are subject to federal income tax for the year when they are paid.  However, certain distributions paid in January may be treated as paid on December 31 of the prior year.

You may be subject to Federal back-up withholding, at a rate of 28%, if you have not provided an ETF with a taxpayer identification number (for an individual, a social security number) and made other required certifications.

You may also be subject to state and local taxes on distributions, sales and redemptions.

Taxes When Shares are Sold

Generally, you will recognize taxable gain or loss if you sell or otherwise dispose of your Shares.  Any gain arising from such a disposition generally will be treated as long-term capital gain if you held the Shares for more than one year;  otherwise, it will be classified as short-term capital gain.  However, any capital loss arising from the disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of the amount of capital gain dividends received, with respect to such Shares.  In addition, all or a portion of any loss recognized upon a disposition of Shares may be disallowed under “wash sale” rules if other Shares of the same ETF are purchased (whether through reinvestment of distributions or otherwise) within 30 days before or after the disposition.  If disallowed, the loss will be reflected in an adjustment to the basis of the Shares acquired.

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant that exchanges equity securities for one or more Creation Units generally will recognize a gain or a loss on the exchange. The gain or loss will be equal to the difference between the market value of the Creation Unit(s) at the time and the exchanger’s aggregate basis in the securities surrendered plus (or minus) the Cash Component paid (or received).  A person who redeems one or more Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Unit(s) and the aggregate market value of the securities received plus (or minus) the Cash Component received (or paid).  The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Unit(s) cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.  Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon a redemption of one or more Creation Units is generally treated as long-term capital gain or loss if the Creation Unit(s) have been held for more than one year and as short-term capital gain or loss if they have been held for one year or less.

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If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing is only a summary of certain federal income tax considerations under current law, which is subject to change in the future.  Shareholders such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.  More information about taxes is in the ETFs’ Statement of Additional Information.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each ETF’s financial performance since inception.  The total return in the table represent the rate that an investor would have earned (or lost) on an investment in the ETF (assuming reinvestment of all dividends and other distributions).  For the period October 2, 2009 (commencement of offering of shares) through October 31, 2009, the information has been audited by KPMG LLP, independent registered public accounting firm for the ETFs. The financial statements and independent accountant’s report thereon of the ETFs are incorporated into the Statement of Additional Information.

RP GROWTH ETF	For the Period October 2, 2009(1) through October 31, 2009

Per share Operating Performance
Net asset value, beginning of period	$25.00
Net investment income (loss)(2).	(3)
Net realized and unrealized gain on investments.	0.12
Total gain from investment operations	0.12
Net asset value, end of period.	$25.12
Total Return at NAV(4)	0.48%
Total Return at Market(4)	0.56%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$2,513
Ratios to average net assets:
Expenses, net of expense waivers(5)	0.89%
Expenses, prior to expense waivers(5)	17.21%
Net investment income, net of waivers(5)	(0.10)%

(1)                     Commencement of offering of shares.

(2)                     Based on average shares outstanding.

(3)                     Less than $0.005 per share.

(4)                     Total return at net asset value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and other distributions at net asset value during the period and redemption on the last day of the period. Total return at market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and other distributions at market price during the period and redemption on the last day of the period. The market price is a mean of bid and ask prices at end of day. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

(5)                     Annualized.

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RP FOCUSED LARGE CAP GROWTH ETF	For the Period October 2, 2009(1) through October 31, 2009

Per share Operating Performance
Net asset value, beginning of period	$25.00
Net investment income (loss)(2).	(3)
Net realized and unrealized gain on investments.	0.09
Total gain from investment operations	0.09
Net asset value, end of period.	$25.09
Total Return at NAV(4)	0.36%
Total Return at Market(4)	0.64%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$2,509
Ratios to average net assets:
Expenses, net of expense waivers(5)	0.89%
Expenses, prior to expense waivers(5)	17.36%
Net investment income, net of waivers(5)	(0.08)%

(1)                     Commencement of offering of shares.

(2)                     Based on average shares outstanding.

(3)                     Less than $0.005 per share.

(4)                     Total return at net asset value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and other distributions at net asset value during the period and redemption on the last day of the period. Total return at market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and other distributions at market price during the period and redemption on the last day of the period. The market price is a mean of bid and ask prices at end of day. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

(5)                     Annualized.

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RP TECHNOLOGY ETF	For the Period October 2, 2009(1) through October 31, 2009

Per share Operating Performance
Net asset value, beginning of period	$25.00
Net investment income (loss)(2).	0.01
Net realized and unrealized gain on investments.	0.12
Total gain from investment operations	0.13
Net asset value, end of period.	$25.13
Total Return at NAV(3)	0.52%
Total Return at Market(3)	0.68%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$2,514
Ratios to average net assets:
Expenses, net of expense waivers(4)	0.89%
Expenses, prior to expense waivers(4)	17.32%
Net investment income, net of waivers(4)	0.50%

(1)                     Commencement of offering of shares.

(2)                     Based on average shares outstanding.

(3)                     Total return at net asset value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and other distributions at net asset value during the period and redemption on the last day of the period. Total return at market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and other distributions at market price during the period and redemption on the last day of the period. The market price is a mean of bid and ask prices at end of day. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

(4)                     Annualized.

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RP FINANCIALS ETF	For the Period October 2, 2009(1) through October 31, 2009

Per share Operating Performance
Net asset value, beginning of period	$25.00
Net investment income (loss)(2).	(0.01)
Net realized and unrealized gain on investments.	0.01
Total gain from investment operations
Net asset value, end of period.	$25.00
Total Return at NAV(3)	0.00%
Total Return at Market(3)	0.04%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$2,500
Ratios to average net assets:
Expenses, net of expense waivers(4)	0.89%
Expenses, prior to expense waivers(4)	17.35%
Net investment income, net of waivers(4)	(0.50)%

(1)                     Commencement of offering of shares.

(2)                     Based on average shares outstanding.

(3)                     Total return at net asset value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and other distributions at net asset value during the period and redemption on the last day of the period. Total return at market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and other distributions at market price during the period and redemption on the last day of the period. The market price is a mean of bid and ask prices at end of day. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

(4)                     Annualized.

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GRAIL ADVISORS ACTIVELY MANAGED ETFS

If you would like more information about the ETFs and the Trust, the following documents are available free, upon request:

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

Additional information about the ETFs will be in their annual and semi-annual reports to shareholders, when available.  The annual report will explain the market conditions and investment strategies affecting each ETF’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information dated March 1, 2010, which contains more details about the ETFs, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.

To receive a free copy of the latest annual or semi-annual report, when available, or the Statement of Additional Information, or to request additional information about the ETFs, please contact us as follows:

Call: 1-415-677-5870

Write: Grail Advisors ETF Trust

c/o Grail Advisors, LLC

One Ferry Building, Suite 255

San Francisco, CA 94111

Visit: www.grailadvisors.com

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION

Information about the ETFs, including their reports and the Statement of Additional Information, has been filed with the SEC.  It can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC or on the EDGAR database on the SEC’s internet site (http://www.sec.gov).  Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, 100 F Street NE, Room 1580, Washington, DC 20549.

Investment Company Act File No. 811-22154.

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STATEMENT OF ADDITIONAL INFORMATION

GRAIL ADVISORS ETF TRUST

RP Growth ETF (RPX)

RP Focused Large Cap Growth ETF (RWG)

RP Technology ETF (RPG)

RP Financials ETF (RFF)

ONE FERRY BUILDING, SUITE 255, SAN FRANCISCO, CA 94111

PHONE: 1-415-677-5870

March 1, 2010

Shares of the ETFs are listed and traded on NYSE Arca, Inc

This SAI describes certain series of the Grail Advisors ETF Trust, which was formed on December 7, 2007.  The Trust is an open-end registered management investment company under the Investment Company Act, and is currently comprised of eight ETFs.  Grail American Beacon Large Cap Value ETF, Grail American Beacon International Equity ETF, RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF, RP Financials ETF, Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF.  RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF and RP Financials ETF are described in this SAI; the other ETFs are described in separate statements of additional information.

Each ETF is an actively managed exchange-traded fund.  Grail Advisors, LLC serves as the Manager to each ETF.  RiverPark Advisors, LLC, or RP, serves as the primary sub-adviser to the RP Focused Large Cap Growth ETF and as the exclusive sub-adviser to the RP Growth ETF, RP Technology ETF and RP Financials ETF.  Wedgewood Partners, Inc. serves as the sub-adviser of the RP Focused Large Cap Growth ETF.  The Manager oversees the business affairs of the ETFs, provides or oversees the provision of all administrative and investment advisory services to the ETFs and coordinates the investment activities of the ETFs’ sub-advisers: RP and Wedgewood.  RP provides day-to-day portfolio management services to RP Growth ETF, RP Technology ETF and RP Financials ETF and, in conjunction with the Manager, oversees the day-to-day portfolio management services provided by Wedgewood to RP Focused Large Cap Growth ETF.  ALPS Distributors, Inc. serves as the Distributor for each ETF.

Shares of the ETFs are neither guaranteed nor insured by the U.S. Government.

This SAI, dated March 1, 2010, is not a prospectus.  It should be read in conjunction with the ETFs’ Prospectus, dated March 1, 2010, which incorporates this SAI by reference.  Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted.  A copy of the Prospectus may be obtained without charge by writing to the Distributor, calling 1-415-677-5870 or visiting www.grailadvisors.com.  An annual report for the ETFs for the period October 2, 2009 (commencement of operations) through October 31, 2009 is available in the same manner.

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No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust.  The SAI does not constitute an offer to sell securities.

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GLOSSARY

The following terms are used throughout this SAI, and have the meanings used below:

“1933 Act” means the Securities Act of 1933, as amended.

“1934 Act” means the Securities Exchange Act of 1934, as amended.

“Authorized Participant” means a broker-dealer or other participant in the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC) or a participant in DTC with access to the DTC system, and who has executed an agreement with the Distributor that governs transactions in the ETF’s Creation Units.

“Balancing Amount” means an amount equal to the difference between the NAV of a Creation Unit and the market value of the In-Kind Creation (or Redemption) Basket, used to ensure that the NAV of a Fund Deposit (or Redemption), (other than the Transaction Fee) is identical to the NAV of the Creation Unit being purchased.

“Board” means the Board of Trustees of the Trust.

“Business Day” means any day on which the Trust is open for business.

“Cash Component” means an amount of cash consisting of a Balancing Amount and a Transaction Fee calculated in connection with creations.

“Cash Redemption Amount” means an amount of cash consisting of a Balancing Amount and a Transaction Fee calculated in connection with redemptions.

“CFTC” means the Commodity Futures Trading Commission.

“Code” means the Internal Revenue Code of 1986, as amended.

“Creation Unit” means an aggregation of 50,000 Shares that each ETF issues and redeems on a continuous basis at NAV.  Shares will not be issued or redeemed except in Creation Units.

“Distributor” means ALPS Distributors, Inc.

“DTC” means the Depository Trust Company.

“ETF” means a series of the Trust discussed in this SAI: RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF and RP Financials ETF.

“Exchange” means the NYSE Arca, Inc.

“FINRA” means the Financial Industry Regulatory Authority.

“Fund Deposit” means the In-Kind Creation Basket and Cash Component necessary to purchase a Creation Unit from an ETF.

“Fund Redemption” means the In-Kind Redemption Basket and Cash Redemption Amount received in connection with the redemption of a Creation Unit.

“IIV” means an approximate per-Share value of an ETF’s portfolio, disseminated every fifteen seconds throughout the trading day by the Exchange or other information providers, known as the Intraday Indicative Value.

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“In-Kind Creation Basket” means the basket of securities to be deposited to purchase Creation Units of an ETF.  The In-Kind Creation Basket will identify the name and number of shares of each security to be contributed, in kind, to an ETF for a Creation Unit.

“In-Kind Redemption Basket” means the basket of securities a shareholder will receive upon redemption of a Creation Unit.

“Investment Company Act” means the Investment Company Act of 1940, as amended.

“Manager” means Grail Advisors, LLC.

“NAV” means the net asset value of an ETF.

“NYSE” means the New York Stock Exchange, Inc.

“Prospectus” means the ETFs’ prospectus, dated March 1, 2010, as amended and supplemented from time to time.

“RP” means RiverPark Advisors, LLC.

“SAI” means this Statement of Additional Information, as amended and supplemented from time to time.

“SEC” means the United States Securities and Exchange Commission.

“Shares” means the shares of an ETF.

“Transaction Fees” are fees imposed to compensate the Trust.  For each of the RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF and RP Financials ETF, they will generally be $500.  A charge of up to four times this fixed Transaction Fee may be imposed for, among other things, creations done wholly or partly in cash.

“Trust” means the Grail Advisors ETF Trust, a Delaware statutory trust.

“Wedgewood” means Wedgewood Partners, Inc.

TRUST AND ETFS OVERVIEW

The Trust is a Delaware statutory trust formed on December 7, 2007 and an open-end registered management investment company comprised of eight ETFs: RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF, RP Financials ETF, Grail American Beacon Large Cap Value ETF, Grail American Beacon International Equity ETF, Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF.  Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF are discussed in a separate prospectus and statement of additional information, each dated December 31, 2009.  Grail American Beacon Large Cap Value ETF and Grail American Beacon International Equity ETF are discussed in a separate prospectus and statement of additional information, each dated March 1, 2010.  As of the date of this statement of additional information, Grail American Beacon International Equity ETF has not been opened for investment.  Each of the ETFs, with the exception of RP Focused Large Cap Growth ETF, is a diversified, actively managed exchange-traded fund.  RP Focused Large Cap Growth ETF is a non-diversified, actively-managed exchange-traded fund.  Other ETFs may be added to the Trust in the future.  The offering of the Shares is registered under the 1933 Act.

Each ETF offers and issues Shares at NAV only in aggregations of a specified number of Shares, generally in exchange for a basket of securities constituting the portfolio holdings of the ETF, together

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with the deposit of a specified cash payment, or for an all cash payment.  Shares of each ETF are listed and traded on the Exchange.  Shares will trade on the Exchange at market prices that may be below, at, or above NAV.

Unlike mutual funds, Shares are not individually redeemable securities.  Rather, each ETF issues and redeems Shares on a continuous basis at NAV, only in Creation Units of 50,000 Shares.  In the event of the liquidation of an ETF, the Trust may lower the number of Shares in a Creation Unit.

In the instance of creations and redemptions, Transaction Fees may be imposed.  Such fees are limited in accordance with requirements of the SEC applicable to management investment companies offering redeemable securities.  Some of the information contained in this SAI and the Prospectus — such as information about purchasing and redeeming Shares from an ETF and Transaction Fees — is not relevant to most retail investors.

Once created, Shares generally trade in the secondary market, at market prices that change throughout the day, in amounts less than a Creation Unit.  Investors purchasing Shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.

Unlike index-based ETFs, the ETFs are “actively managed” and do not seek to replicate the performance of a specified index.

EXCHANGE LISTING AND TRADING

Shares of each ETF are listed and traded on the Exchange.  Shares trade on the Exchange or in secondary markets at prices that may differ from their NAV or IIV, including because such prices may be affected by market forces (such as supply and demand for Shares).  As is the case of other securities traded on an exchange, when you buy or sell Shares on the Exchange or in the secondary markets your broker will normally charge you a commission or other transaction charges.  Further, the Trust reserves the right to adjust the price of Shares in the future to maintain convenient trading ranges for investors (namely, to maintain a price per Share that is attractive to investors) by share splits or reverse share splits, which would have no effect on the NAV.

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of each ETF will continue to be met.  The Exchange may, but is not required to, remove the Shares of an ETF from listing if: (i) following the initial 12-month period beginning at the commencement of trading of an ETF, there are fewer than 50 beneficial owners of the Shares of the ETF for 30 or more consecutive trading days, or (ii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable.  The Exchange will remove the Shares of an ETF from listing and trading upon termination of an ETF.

The ETFs are not sponsored, endorsed, sold or promoted by the Exchange.  The Exchange makes no representation or warranty, express or implied, to the owners of Shares of the ETFs or any member of the public regarding the advisability of investing in securities generally or in the ETFs particularly or the ability of the ETFs to achieve their objectives.  The Exchange has no obligation or liability in connection with the administration, marketing or trading of the ETFs.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted a policy regarding the disclosure of information about the ETFs’ portfolio securities.  Under the policy, portfolio holdings of the ETFs, which will form the basis for the calculation of NAV on a Business Day, are publicly disseminated prior to the opening of trading on the Exchange

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that Business Day through financial reporting and news services, including the website www.grailadvisors.com.  In addition, each Business Day a portfolio composition file, which displays the In-Kind Creation Basket and Cash Component, is publicly disseminated prior to the opening of the Exchange via the NSCC.

INTRADAY INDICATIVE VALUE

The IIV is an approximate per-Share value of an ETF’s portfolio holdings, which is disseminated every fifteen seconds throughout the trading day by the Exchange, or by other information providers.  The IIV is based on the current market value of the ETF’s Fund Deposit.  The IIV does not necessarily reflect the precise composition of the current portfolio of securities held by the ETF at a particular point in time.  The IIV should not be viewed as a “real-time” update of the NAV of the ETF because the approximate value may not be calculated in the same manner as the NAV.  The quotations for certain investments may not be updated during U.S. trading hours if such holdings do not trade in the U.S., except such quotations may be updated to reflect currency fluctuations.  The ETFs are not involved in, or responsible for, the calculation or dissemination of the IIV and make no warranty as to the accuracy of the IIV.

INVESTMENT POLICIES AND RESTRICTIONS

Pursuant to the investment policies enumerated in this section, which may be changed with respect to an ETF only by a vote of the holders of a majority of the ETF’s outstanding voting securities, except as noted below, no ETF may:

1.  Purchase or sell real estate limited partnership interests, provided, however, that an ETF may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.

2.  Invest in physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent an ETF from purchasing or selling foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other similar financial instruments).

3.  Engage in the business of underwriting securities issued by others, except to the extent that, in connection with the disposition of securities, an ETF may be deemed an underwriter under federal securities law.

4.  Lend any security or make any other loan except: (i) as otherwise permitted under the Investment Company Act, (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff, (iii) through the purchase of debt securities in accordance with an ETF’s investment objective, policies and limitations, or (iv) by engaging in repurchase agreements with respect to portfolio securities.

5.  Issue any senior security except as otherwise permitted: (i) under the Investment Company Act or (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff.

6.  Borrow money, except as otherwise permitted under the Investment Company Act or pursuant to a rule, order or interpretation issued by the SEC or its staff, including: (i) as a temporary measure, (ii) by entering into reverse repurchase agreements, and (iii) by lending portfolio securities as collateral.  For purposes of this investment limitation, the purchase or sale of options,

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futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other similar financial instruments shall not constitute borrowing.

7.  Regarding diversification, invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of an ETF’s total assets.  This diversification limitation does not apply to the RP Focused Large Cap Growth ETF.

8.  Regarding concentration, invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry or group of industries provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and (ii) municipalities and their agencies and authorities are not deemed to be industries.  This concentration limitation does not apply to the RP Technology ETF or RP Financials ETF.

The following non-fundamental investment restrictions apply to each ETF and may be changed with respect to an ETF by a vote of a majority of the Board.

No ETF may:

1. Invest more than 15% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

2. Purchase securities on margin or effect short sales, except that an ETF may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of an ETF’s investments will not constitute a violation of such limitation.  Thus, an ETF may continue to hold a security even though it causes the ETF to exceed a percentage limitation because of fluctuation in the value of the ETF’s assets, except that any borrowing by an ETF that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the Investment Company Act or the relevant rules, regulations or interpretations thereunder.  For purposes of determining concentration in the securities of companies primarily engaged in any one industry or group of industries, the ETFs intend to use the Standard Industrial Classifications Code (SIC) list.

INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RISKS

The investment objective and principal strategies of, and risks of investing in, each ETF are described in the Prospectus.  Unless otherwise indicated in the Prospectus or this SAI, the investment objective and policies of an ETF may be changed without shareholder approval.

In addition to the investment strategies described in the Prospectus, each ETF may invest up to 20% of its total assets in debt securities that are investment grade at the time of purchase, including obligations of the U.S. Government, its agencies and instrumentalities, corporate debt securities, mortgage-backed securities, asset-backed securities, master-demand notes, Yankee dollar and Eurodollar bank certificates of deposit, time deposits, bankers’ acceptances, commercial paper and other notes, inflation-indexed securities, and other debt securities.  Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four

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highest rating categories by at least two nationally recognized statistical rating organizations (“Rating Organizations”) rating that security, such as Standard & Poor’s Ratings Services (“Standard & Poor’s”) or Moody’s Investors Service, Inc. (“Moody’s”), or rated in one of the four highest rating categories by one Rating Organization if it is the only Rating Organization rating that security or unrated, if deemed to be of comparable quality by an ETF’s sub-adviser.  Obligations rated in the fourth highest rating category are limited to 25% of each ETF’s debt allocations.  An ETF, at the discretion of its sub-adviser, may retain a debt security that has been downgraded below the initial investment criteria.

Each ETF may also engage in the following investment strategies or techniques (except where indicated otherwise).

Securities Lending

An ETF may make secured loans of its portfolio securities, however, securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by an ETF exceeds 33 1/3% of its total assets (including the market value of collateral received).  For purposes of complying with an ETF’s investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the ETF to the extent required by law.  An ETF continues to receive dividends or interest, as applicable, on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized.

To the extent an ETF engages in securities lending, securities loans will be made to broker-dealers that its sub-adviser believes to be of relatively high credit standing pursuant to agreements requiring that the loans continuously be collateralized by cash, liquid securities, or shares of other investment companies with a value at least equal to the market value of the loaned securities.  As with other extensions of credit, the ETF bears the risk of delay in the recovery of the securities and of loss of rights in the collateral should the borrower fail financially.  The ETF also bears the risk that the value of investments made with collateral may decline.

Voting rights or rights to consent with respect to the loaned securities pass to the borrower.  An ETF has the right to call loans at any time on reasonable notice.  However, the ETF bears the risk of delay in the return of the security, impairing the ETF’s ability to vote on such matters.  An ETF’s sub-adviser will retain lending agents on behalf of the ETFs that are compensated based on a percentage of the ETF’s return on its securities lending.  An ETF may also pay various fees in connection with securities loans, including shipping fees and custodian fees.

Dollar Rolls, Delayed Delivery Transactions and When Issued or Forward Commitment Securities

The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield.  The price of delayed delivery transactions, including when-issued securities, is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the securities takes place at a later date, normally one to two months after the date of purchase.  During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser.  Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date.  A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction.  Dollar rolls are a type of forward commitment transaction.  Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction.  As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices.  Forward commitment transactions are executed for existing

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obligations, whereas in a when-issued transaction, the obligations have not yet been issued.  When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

To Be Announced Securities (“TBAs”)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date.  However, the seller does not specify the particular securities to be delivered.  Instead, the ETF agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, the ETF and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages.  The seller would not identify the specific underlying mortgages until it issues the security.  TBA mortgage-backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by the ETF.

Depository Receipts

The ETFs may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) or other securities convertible into securities of issuers based in foreign countries.  These securities may not necessarily be denominated in the same currency as the securities which they represent.  Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts (“CDRs”)), in bearer form, may be denominated in other currencies and are designed for use in European securities markets.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.  EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities.  For purposes of an ETF’s investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent.  Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

Convertible Securities

A convertible security is a security (a bond or preferred stock) that may be converted at a stated price within a specified period into a specified number of shares of common stock of the same or a different issuer.  Convertible securities are senior to common stock in a corporation’s capital structure, but are usually subordinated to senior debt obligations of the issuer.  Convertible securities provide holders, through their conversion feature, an opportunity to participate in increases in the market price of their underlying securities.  The price of a convertible security is influenced by the market price of the underlying security, and tends to increase as the market price rises and decrease as the market price declines.  Convertible securities are generally regarded as a form of equity security.

Equity-linked Securities

Investments in enhanced convertible or equity-linked securities may subject the ETFs to additional risks not ordinarily associated with investments in traditional convertible securities.  Particularly when such securities are issued by a third party on an underlying linked security of another company, the ETFs are subject to risks if the underlying security underperforms or the issuer defaults on the payment of the dividend or the underlying security at maturity.  In addition, the trading market for certain securities may be less liquid than for other convertible securities making it difficult for the ETFs to dispose of a particular security in a timely manner, and reduced liquidity in the secondary market for any such securities may make it more difficult to obtain market quotations for valuing the ETFs’ portfolio.

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Investments in linked securities have the potential to lead to significant losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of an ETF to utilize linked securities successfully will depend on its sub-adviser’s ability correctly to predict pertinent market movements, which cannot be assured.

Preferred Stocks

Preferred stocks include convertible and non-convertible preferred and preference stocks that are senior to common stock.  Preferred stocks are equity securities that are senior to common stock with respect to the right to receive dividends and a fixed share of the proceeds resulting from the issuer’s liquidation.  Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of the issuer’s common stock, and thus represent an ownership interest in the issuer.  Depending on the features of the particular security, holders of preferred stock may bear the risks disclosed in the Prospectus or this SAI regarding equity or fixed income securities.

Mortgage-Related and Other Asset-Backed Securities

The ETFs may invest in mortgage- or other asset-backed securities.  Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.  The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates.  Early repayment of principal on some mortgage-related securities may expose the ETF to a lower rate of return upon reinvestment of principal.  When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities.  The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase.  If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase.  The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers.  Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the ETFs’ yield to maturity from these securities.  The ETFs may invest in other asset-backed securities that have been offered to investors.

Warrants and Rights

The ETFs may purchase or otherwise receive warrants or rights.  Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price.  An ETF typically uses warrants and rights in a manner similar to their use of options on securities, as described in “Options and Futures” below.  Risks associated with the use of warrants and rights are generally similar to risks associated with the use of options.  Unlike most options, however, warrants and rights are issued in specific amounts, and warrants generally have longer terms than options.  Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency.  In addition, the

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terms of warrants or rights may limit an ETF’s ability to exercise the warrants or rights at such time, or in such quantities, as the ETF would otherwise wish.

Options and Futures

Although not currently anticipated, the ETFs may use options and futures for various purposes, including for hedging and investment purposes.  The use of options contracts, futures contracts, and options on futures contracts involves risk.  Thus, while the ETF may benefit from the use of options, futures, and options on futures, unanticipated changes in interest rates, securities prices, currency exchange rates, or other underlying assets or reference rates may adversely affect an ETF’s performance.

The ETFs’ ability to write and purchase call and put options is limited by the requirements for qualifying as a regulated investment company under the Code.

Options on Securities and Indices.  The ETFs may purchase and sell put and call options on equity, fixed income, or other securities or indices in standardized exchanged-traded contracts.  An option on a security or index is a contract that gives the holder of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index underlying the option) at a specified price.  Upon exercise, the writer of an option on a security has the obligation to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security.  Upon exercise, the writer of an option on an index is required to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option.

Purchasing Options on Securities and Indices.  Among other reasons, the ETFs may purchase a put option to hedge against a decline in the value of a portfolio security.  If such a decline occurs, the put option will permit an ETF to sell the security at the higher exercise price or to close out the option at a profit.  By using put options in this manner, an ETF will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by its transaction costs.  In order for a put option purchased by an ETF to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium paid by the ETF and transaction costs.

Among other reasons, an ETF may purchase call options to hedge against an increase in the price of securities the ETF anticipates purchasing in the future.  If such a price increase occurs, a call option will permit an ETF to purchase the securities at the exercise price or to close out the option at a profit.  The premium paid for the call option, plus any transaction costs, will reduce the benefit, if any, that an ETF realizes upon exercise of the option and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the ETF.  Thus, for a call option purchased by an ETF to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium paid by the ETF to the writer and transaction costs.

In the case of both call and put options, the purchaser of an option risks losing the premium paid for the option plus related transaction costs if the option expires worthless.

Writing Options on Securities and Indices.  Because an ETF receives a premium for writing a put or call option, the ETF may seek to increase its return by writing call or put options on securities or indices.  The premium an ETF receives for writing an option will increase the ETF’s return in the event the option expires unexercised or is closed out at a profit.  The size of the premium an ETF receives reflects, among other things, the relationship of the market price and volatility of the underlying security or index to the exercise price of the option, the remaining term of the option, supply and demand, and interest rates.

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An ETF may write a call option on a security or other instrument held by the ETF.  In such case the ETF limits its opportunity to profit from an increase in the market price of the underlying security above the exercise price of the option.  Alternatively, an ETF may write a call option on securities in which it may invest but that are not currently held by the ETF.  During periods of declining securities prices or when prices are stable, writing these types of call options can be a profitable strategy to increase an ETF’s income with minimal capital risk.  However, when securities prices increase, an ETF is exposed to an increased risk of loss, because if the price of the underlying security or instrument exceeds the option’s exercise price, the ETF will suffer a loss equal to the amount by which the market price exceeds the exercise price at the time the call option is exercised, minus the premium received.  Calls written on securities that an ETF does not own are riskier than calls written on securities owned by the ETF because there is no underlying security held by the ETF that can act as a partial hedge.  When such a call is exercised, an ETF must purchase the underlying security to meet its call obligation or make a payment equal to the value of its obligation in order to close out the option.  Calls written on securities that an ETF does not own have speculative characteristics and the potential for loss is unlimited.  There is also a risk, especially with less liquid preferred and debt securities, that the securities may not be available for purchase.

An ETF also may write a put option on a security.  In so doing, the ETF assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a loss on exercise equal to the amount by which the market price of the security is below the exercise price minus the premium received.

OTC Options.  An ETF may also invest in over-the-counter (“OTC”) options.  OTC options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Closing Options Transactions.  The holder of an option may terminate its position in a put or call option it has purchased by allowing it to expire or by exercising the option.  If an option is American style, it may be exercised on any day up to its expiration date.  In contrast, a European style option may be exercised only on its expiration date.  In addition, a holder of an option may terminate its obligation prior to the option’s expiration by effecting an offsetting closing transaction.  In the case of exchange-traded options, an ETF, as a holder of an option, may effect an offsetting closing sale transaction by selling an option of the same series as the option previously purchased.  An ETF realizes a loss from a closing sale transaction if the premium received from the sale of the option is less than the premium paid to purchase the option (plus transaction costs).  Similarly, an ETF that has written an option may effect an offsetting closing purchase transaction by buying an option of the same series as the option previously written.  An ETF realizes a loss from a closing purchase transaction if the cost of the closing purchase transaction (option premium plus transaction costs) is greater than the premium received from writing the option.  If an ETF desires to sell a security on which it has written a call option, it will effect a closing purchase prior to or concurrently with the sale of the security.  There can be no assurance, however, that a closing purchase or sale can be effected when an ETF desires to do so.

An OTC option may be closed out only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty.

No guarantee exists that an ETF will be able to effect a closing purchase or a closing sale with respect to a specific option at any particular time.

Risk Factors in Options Transactions.  There are various risks associated with transactions in exchange-traded and OTC options.  The value of options written by an ETF, which will be priced daily, will be

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affected by, among other factors, changes in the value of underlying securities (including those comprising an index), changes in the dividend rates of underlying securities (including those comprising an index), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities, and the remaining time to an option’s expiration.  The value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid.  In addition, since an American style option allows the holder to exercise its rights any time prior to expiration of the option, the writer of an American style option has no control over the time when it may be required to fulfill its obligations as a writer of the option.  This risk is not present when writing a European style option since the holder may only exercise the option on its expiration date.

An ETF’s ability to use options as part of its investment program depends on the liquidity of the markets in those instruments.  In addition, there can be no assurance that a liquid market will exist when an ETF seeks to close out an option position.  If an ETF were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless.  If an ETF were unable to close out a call option that it had written on a portfolio security owned by the ETF, it would not be able to sell the underlying security unless the option expired without exercise.  As the writer of a call option on a portfolio security, during the option’s life, an ETF foregoes the opportunity to profit from increases in the market value of the security underlying the call option above the sum of the premium and the strike price of the call, but retains the risk of loss (net of premiums received) should the price of the underlying security decline.  Similarly, as the writer of a call option on a securities index, an ETF foregoes the opportunity to profit from increases in the index over the strike price of the option, though it retains the risk of loss (net of premiums received) should the price of the ETF’s portfolio securities decline.

An exchange-traded option may be closed out by means of an offsetting transaction only on a national securities exchange, which generally provides a liquid secondary market for an option of the same series.  If a liquid secondary market for an exchange-traded option does not exist, an ETF might not be able to effect an offsetting closing transaction for a particular option as described above.  Reasons for the absence of a liquid secondary market on a national securities exchange include the following: (i) insufficient trading interest in some options; (ii) restrictions by a national securities exchange on opening or closing transactions, or both; (iii) trading halts, suspensions, or other restrictions on particular classes or series of options or underlying securities; (iv) unusual or unforeseen interruptions in normal operations on a national securities exchange; (v) inability to handle current trading volume; or (vi) discontinuance of options trading (or trading in a particular class or series of options) (although outstanding options on a national securities exchange that were issued by the Options Clearing Corporation should continue to be exercisable in accordance with their terms).  In addition, the hours of trading for options on a national securities exchange may not conform to the hours during which the securities held by an ETF are traded.  To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that may not be reflected in the options markets.

National securities exchanges have established limits on the maximum number of options an investor or group of investors acting in concert may write.  The ETFs, the Manager, RP, Wedgewood and other clients of the ETFs’ advisers may constitute such a group.  These limits restrict an ETF’s ability to purchase or sell options on a particular security.

An OTC option may be closed out only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty.  See “Swap Contracts and Other Two-Party Contracts — Risk Factors in Swap Contracts, OTC Options, and Other Two-Party Contracts” for a discussion of counterparty risk and other risks associated with investing in OTC options below.

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An ETF’s ability to engage in options transactions may be limited by tax considerations.

Futures.  To the extent consistent with applicable law, the ETFs may invest in futures contracts on, among other things, financial instruments (such as a U.S. government security or other fixed income security), individual equity securities (“single stock futures”), securities indices, interest rates, currencies, inflation indices, and commodities or commodities indices.  Futures contracts on securities indices are referred to herein as “Index Futures.”

Certain futures contracts are physically settled (i.e., involve the making and taking of delivery of a specified amount of an underlying security or other asset).  For instance, the sale of futures contracts on foreign currencies or financial instruments creates an obligation of the seller to deliver a specified quantity of an underlying foreign currency or financial instrument called for in the contract for a stated price at a specified time.  Conversely, the purchase of such futures contracts creates an obligation of the purchaser to pay for and take delivery of the underlying foreign currency or financial instrument called for in the contract for a stated price at a specified time.  In some cases, the specific instruments delivered or taken, respectively, on the settlement date are not determined until on or near that date.  That determination is made in accordance with the rules of the exchange on which the sale or purchase was made.  Some futures contracts are cash settled (rather than physically settled), which means that the purchase price is subtracted from the current market value of the instrument and the net amount, if positive, is paid to the purchaser by the seller of the futures contract and, if negative, is paid by the purchaser to the seller of the futures contract.  In particular, Index Futures are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index at the close of the last trading day of the contract and the price at which the index contract was originally written.  Although the value of a securities index might be a function of the value of certain specified securities, no physical delivery of these securities is made.

The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received.  Instead, an amount of cash, U.S. government securities, or other liquid assets equal in value to a percentage of the face amount of the futures contract must be deposited with the broker.  This amount is known as initial margin.  The amount of the initial margin is generally set by the market on which the contract is traded (margin requirements on foreign exchanges may be different than those on U.S. exchanges).  Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.”  For futures contracts which are cash settled, an ETF may designate or segregate liquid assets in an amount equal to the ETF’s daily marked-to-market value of such contract.  Prior to the settlement date of the futures contract, the position may be closed by taking an opposite position.  A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain.  In addition, a commission is paid to the broker on each completed purchase and sale.  Although some futures contracts call for making or taking delivery of the underlying securities, currencies, commodities or other underlying instrument, in most cases, futures contracts are closed before the settlement date without the making or taking of delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying financial instrument, currency, commodity, or index, and delivery month).  If the price of the initial sale exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain.  Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss.  Similarly, a purchase of a futures contract is closed out by selling a corresponding futures contract.  If the offsetting sale price exceeds the original purchase price, the purchaser realizes a gain, and, if the original purchase price exceeds the offsetting sale price, the purchaser realizes a loss.  Any transaction costs must also be included in these calculations.  In the U.S., futures contracts are traded only on commodity exchanges or boards of trade — known as “contract markets” — approved by the CFTC, and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant market.

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Index Futures.  An ETF’s purchase and sale of Index Futures is limited to contracts and exchanges approved by the CFTC.  An ETF may close open positions on an exchange on which Index Futures are traded at any time up to and including the expiration day.  In general, all positions that remain open at the close of business on that day must be settled on the next business day (based on the value of the relevant index on the expiration day).  Additional or different margin requirements as well as settlement procedures may apply to foreign stock Index Futures.

Interest Rate Futures.  An ETF may engage in transactions involving the use of futures on interest rates.  These transactions may be in connection with investments in U.S. government securities and other fixed income securities.

Options on Futures Contracts.  Options on futures contracts give the purchaser the right in return for the premium paid to assume a long position (in the case of a call option) or a short position (in the case of a put option) in a futures contract at the option exercise price at any time during the period of the option (in the case of an American style option) or on the expiration date (in the case of European style option).  Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position.  In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position in the futures contract.  Accordingly, in the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of initial and variation margin deposits.

An ETF may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts.  For example, to hedge against a possible decrease in the value of its portfolio securities, an ETF may purchase put options or write call options on futures contracts rather than selling futures contracts.  Similarly, an ETF may hedge against a possible increase in the price of securities the ETF expects to purchase by purchasing call options or writing put options on futures contracts rather than purchasing futures contracts.  Options on futures contracts generally operate in the same manner as options purchased or written directly on the underlying investments.

An ETF is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it.  Such margin deposits may vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by an ETF.

A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same type (i.e., the same exercise price and expiration date) as the option previously purchased or sold.  The difference between the premiums paid and received represents an ETF’s profit or loss on the transaction.

Risk Factors in Futures and Futures Options Transactions.  Investment in futures contracts involves risk.  A purchase or sale of futures contracts may result in losses in excess of the amount invested in the futures contract.  If a futures contract is used for hedging, an imperfect correlation between movements in the price of the futures contract and the price of the security, currency, or other investment being hedged creates risk.  Correlation is higher when the investment being hedged underlies the futures contract.  Correlation is lower when the investment being hedged is different than the instrument underlying the futures contract, such as when a futures contract on an index of securities or commodities is used to hedge a single security or commodity, a futures contract on one security (e.g., U.S. Treasury bonds) or commodity (e.g., gold) is used to hedge a different security (e.g., a mortgage-backed security) or commodity (e.g., copper), or when a futures contract in one currency is used to hedge a security denominated in another currency.  In the event of an imperfect correlation between a futures position and

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the portfolio position (or anticipated position) intended to be protected, an ETF may realize a loss on the futures contract and/or on the portfolio position intended to be protected.  The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.  To compensate for imperfect correlations, an ETF may purchase or sell futures contracts in a greater amount than the hedged investments if the volatility of the price of the hedged investments is historically greater than the volatility of the futures contracts.  Conversely, an ETF may purchase or sell fewer futures contracts if the volatility of the price of the hedged investments is historically less than that of the futures contract.

In the case of Index Futures and commodity futures on commodity indices, changes in the price of those futures contracts may not correlate perfectly with price movements in the relevant index due to market distortions.  First, all participants in the futures market are subject to margin deposit and maintenance requirements.  Rather than meeting margin calls, investors may close futures contracts through offsetting transactions which could distort normal correlations.  Second, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, resulting in more speculators who may cause temporary price distortions.  Third, trading hours for foreign stock Index Futures may not correspond perfectly to the trading hours of the foreign exchange to which a particular foreign stock Index Future relates.  As a result, the lack of continuous arbitrage may cause a disparity between the price of foreign stock Index Futures and the value of the relevant index.

An ETF also may purchase futures contracts (or options on them) as an anticipatory hedge against a possible increase in the price of a currency in which securities the ETF anticipates purchasing is denominated.  In such instances, the currency may instead decline.  If an ETF does not then invest in those securities, the ETF may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.

An ETF’s ability to engage in the futures and options on futures strategies described above depends on the liquidity of the markets in those instruments.  Trading interest in various types of futures and options on futures cannot be predicted.  Therefore, no assurance can be given that an ETF will be able to utilize these instruments effectively.  In addition, there can be no assurance that a liquid market will exist at a time when an ETF seeks to close out a futures or option on a futures contract position, and that ETF would remain obligated to meet margin requirements until the position is closed.  The liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges to limit the amount of fluctuation in a futures contract price during a single trading day.  Once the daily limit has been reached, no trades of the contract may be entered at a price beyond the limit, thus preventing the liquidation of open futures positions.  In the past, prices have exceeded the daily limit on several consecutive trading days.  Short positions in Index Futures or commodity futures on commodities indices may be closed out only by purchasing a futures contract on the exchange on which the Index Futures or commodity futures, as applicable, are traded.

The successful use of futures contracts and related options for hedging and risk management also depends on the ability of an ETF’s sub-adviser to forecast correctly the direction and extent of movements in exchange rates, interest rates, and securities or commodity prices within a given time frame.  For example, to the extent an ETF invests in fixed income securities and interest rates remain stable (or move in a direction opposite to that anticipated) during the period a futures contract or related option on those securities is held by the ETF, the ETF would realize a loss on the futures contract that is not offset by an increase in the value of its portfolio securities.  As a result, the ETF’s total return would be less than if it had not used the futures.

As discussed above, an ETF that purchases or sells a futures contract is only required to deposit initial and variation margin as required by relevant CFTC regulations and the rules of the contract market.  Because the purchase of a futures contract obligates an ETF to purchase the underlying security or other

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instrument at a set price on a future date, the ETF’s net asset value will fluctuate with the value of the security or other instrument as if it were already in the ETF’s portfolio.  Futures transactions have the effect of investment leverage to the extent an ETF does not maintain liquid assets equal to the face amount of the contract.  If an ETF combines short and long positions, in addition to possible declines in the values of its investment securities, the ETF will incur losses if the index underlying the long futures position underperforms the index underlying the short futures position.  Each ETF’s ability to engage in futures and options on futures transactions also may be limited by tax considerations.

Additional Risks Associated with Commodity Futures Transactions.  Several additional risks are associated with transactions in commodity futures contracts.

Storage Costs.  The price of a commodity futures contract reflects the storage costs of purchasing the underlying commodity, including the time value of money invested in the commodity.  To the extent that the storage costs change, the value of the futures contracts may change correspondingly.

Reinvestment Risk.  In the commodity futures markets, producers of an underlying commodity may sell futures contracts to lock in the price of the commodity at delivery.  To induce speculators to purchase the other side (the long side) of the contract, the commodity producer generally must sell the contract at a lower price than the expected futures spot price.  Conversely, if most purchasers of the underlying commodity purchase futures contracts to hedge against a rise in commodity prices, then speculators will only sell the contract at a higher price than the expected future spot price of the commodity.  The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected futures spot price.  As a result, when an ETF’s sub-adviser reinvests the proceeds from a maturing contract, it may purchase a new futures contract at a higher or lower price than the expected futures spot prices of the maturing contract or choose to pursue other investments.

Additional Risks of Options on Securities, Futures Contracts, and Options on Futures Contracts Traded on Foreign Exchanges.  Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges.  Such transactions may not be regulated as effectively as similar transactions in the U.S. (which are regulated by the CFTC) and may be subject to greater risks than trading on domestic exchanges.  For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract.  The lack of a common clearing facility creates counterparty risk.  If a counterparty defaults, an ETF normally will have contractual remedies against that counterparty, but may be unsuccessful in enforcing those remedies.  When seeking to enforce a contractual remedy, an ETF also is subject to the risk that the parties may interpret contractual terms (e.g., the definition of default) differently.  If a dispute occurs, the cost and unpredictability of the legal proceedings required for an ETF to enforce its contractual rights may lead the ETF to decide not to pursue its claims against the counterparty.  An ETF thus assumes the risk that it may be unable to obtain payments owed to it under foreign futures contracts or that those payments may be delayed or made only after the ETF has incurred the costs of litigation.  In addition, unless an ETF hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the ETF might realize in trading could be offset (or worse) by adverse changes in the exchange rate. ).

Swap Contracts and Other Two-Party Contracts

An ETF may use swap contracts (or “swaps”) and other two-party contracts for the same or similar purposes as options and futures.

Swap Contracts.  An ETF may directly or indirectly use various different types of swaps, such as swaps on securities and securities indices, interest rate swaps, currency swaps, credit default swaps, commodity swaps, inflation swaps, and other types of available swap agreements, depending on the ETF’s investment

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objective and policies.  Swap contracts are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to a number of years.  Under a typical swap, one party may agree to pay a fixed rate or a floating rate determined by reference to a specified instrument, rate, or index, multiplied in each case by a specified amount (“notional amount”), while the other party agrees to pay an amount equal to a different floating rate multiplied by the same notional amount.  On each payment date, the parties’ obligations are netted, with only the net amount paid by one party to the other.

Swap contracts are typically individually negotiated and structured to provide exposure to a variety of different types of investments or market factors.  Swap contracts may be entered into for hedging or non-hedging purposes and therefore may increase or decrease an ETF’s exposure to the underlying instrument, rate, asset or index.  Swaps can take many different forms and are known by a variety of names.  An ETF is not limited to any particular form or variety of swap agreement if the ETF’s sub-adviser determines it is consistent with the ETF’s investment objective and policies.

For example, the parties to a swap contract may agree to exchange returns calculated on a notional amount of a security, basket of securities, or securities index (e.g., S&P 500 Index).  An ETF may use such swaps to gain investment exposure to the underlying security or securities where direct ownership is either not legally possible or is economically unattractive.  To the extent the total return of the security, basket of securities, or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, an ETF will receive a payment from or make a payment to the counterparty, respectively.  In addition, an ETF may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the ETF.  In such an instance, an ETF may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty pay a floating rate multiplied by the same notional amount.  If interest rates rise, resulting in a diminution in the value of an ETF’s portfolio, the ETF would receive payments under the swap that would offset, in whole or in part, such diminution in value.  An ETF may also enter into swaps to modify its exposure to particular currencies using currency swaps.  For instance, an ETF may enter into a currency swap between the U.S. dollar and the Japanese Yen in order to increase or decrease its exposure to each such currency.

An ETF may use inflation swaps, which involve commitments to pay a regular stream of inflation indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on a notional amount.  The nominal interest payments may be based on either a fixed interest rate or variable interest rate, such as LIBOR.  Inflation swaps may be used to hedge the inflation risk in nominal bonds (i.e., non-inflation indexed bonds), thereby creating synthetic inflation indexed bonds, or combined with U.S. Treasury futures contracts to create synthetic inflation indexed bonds issued by the U.S. Treasury.  See “Indexed Securities — Inflation Indexed Bonds” below.

In addition, an ETF may directly or indirectly use credit default swaps to take an active long or short position with respect to the likelihood of default by corporate (including asset-backed security) or sovereign issuers.  In a credit default swap, one party pays, in effect, an insurance premium through a stream of payments to another party in exchange for the right to receive a specified return in the event of default (or similar events) by one or more third parties on their obligations.  For example, in purchasing a credit default swap, an ETF may pay a premium in return for the right to put specified bonds or loans to the counterparty, such as a U.S. or foreign issuer or basket of such issuers, upon issuer default (or similar events) at their par (or other agreed-upon) value.  An ETF, as the purchaser in a credit default swap, bears the risk that the investment might expire worthless.  It also would be subject to counterparty risk — the risk that the counterparty may fail to satisfy its payment obligations to an ETF in the event of a default (or similar event) (see “Risk Factors in Swap Contracts, OTC Options, and Other Two-Party Contracts” below).  In addition, as a purchaser in a credit default swap, an ETF’s investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying obligation.

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An ETF also may use credit default swaps for investment purposes by selling a credit default swap, in which case the ETF will receive a premium from its counterparty in return for the ETF’s taking on the obligation to pay the par (or other agreed-upon) value to the counterparty upon issuer default (or similar events).  As the seller in a credit default swap, an ETF effectively adds economic leverage to its portfolio because, in addition to its total net assets, the ETF is subject to investment exposure on the notional amount of the swap.  If no event of default (or similar event) occurs, an ETF would keep the premium received from the counterparty and would have no payment obligations.

Contracts for Differences.  Contracts for differences are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two different groups or baskets of securities.  Often, one or both baskets will be an established securities index.  An ETF’s return will be based on changes in value of theoretical long futures positions in the securities comprising one basket (with an aggregate face value equal to the notional amount of the contract for differences) and theoretical short futures positions in the securities comprising the other basket.  An ETF also may use actual long and short futures positions and achieve similar market exposure by netting the payment obligations of the two contracts.  An ETF will only enter into contracts for differences (and analogous futures positions) when its sub-adviser believes that the basket of securities constituting the long position will outperform the basket constituting the short position.  If the short basket outperforms the long basket, an ETF will realize a loss — even in circumstances when the securities in both the long and short baskets appreciate in value.

Interest Rate Caps, Floors, and Collars.  An ETF may use interest rate caps, floors, and collars for the same or similar purposes as they use interest rate futures contracts and related options and, as a result, will be subject to similar risks.  See “Options and Futures — Risk Factors in Options Transactions” and “— Risk Factors in Futures and Futures Options Transactions” above.  Like interest rate swap contracts, interest rate caps, floors, and collars are two-party agreements in which the parties agree to pay or receive interest on a notional principal amount.  The purchaser of an interest rate cap receives interest payments from the seller to the extent that the return on a specified index exceeds a specified interest rate.  The purchaser of an interest rate floor receives interest payments from the seller to the extent that the return on a specified index falls below a specified interest rate.  The purchaser of an interest rate collar receives interest payments from the seller to the extent that the return on a specified index falls outside the range of two specified interest rates.

Swaptions.  An option on a swap agreement, also called a “swaption,” is an OTC option that gives the buyer the right, but not the obligation, to enter into a swap on a specified future date in exchange for paying a market-based premium.  A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index (such as a call option on a bond).  A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index (such as a put option on a bond).  Swaptions also include options that allow one of the counterparties to terminate or extend an existing swap.

Risk Factors in Swap Contracts, OTC Options, and Other Two-Party Contracts.  The most significant factor in the performance of swaps, contracts for differences, caps, floors, and collars is the change in the value of the underlying price, rate, or index level that determines the amount of payments to be made under the arrangement.  If an ETF’s sub-adviser is incorrect in its forecasts of such factors, the investment performance of an ETF would be less than what it would have been if these investment techniques had not been used.  If a swap or other two-party contract calls for payments by an ETF, the ETF must be prepared to make such payments when due.

In addition, an ETF may only close out a swap, contract for differences, cap, floor, collar, or OTC option (including swaption) with its particular counterparty, and may only transfer a position with the consent of that counterparty.  If the counterparty defaults, an ETF will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that an ETF will succeed

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in enforcing its rights.  For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, an ETF is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the ETF when the ETF seeks to enforce its contractual rights.  The cost and unpredictability of the legal proceedings required for an ETF to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty.  An ETF, therefore, assumes the risk that it may be unable to obtain payments owed to it under an OTC derivatives contract or that those payments may be delayed or made only after the ETF has incurred the costs of litigation.

The ETF’s sub-adviser monitors the creditworthiness of OTC derivatives counterparties.  Typically, an ETF will enter into these transactions only with counterparties that, at the time they enter into a transaction, have long-term debt ratings of A or higher by S&P or Moody’s (or, if unrated, have comparable credit ratings as determined by the ETF’s sub-adviser).  Short-term derivatives may be entered into with counterparties that do not have long-term debt ratings if they have short-term debt ratings of A-1 by S&P and/or a comparable rating by Moody’s.  The credit rating of a counterparty may be adversely affected by larger-than-average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital.

Additional Regulatory Limitations on the Use of Futures and Related Options, Interest Rate Floors, Caps and Collars, Certain Types of Swap Contracts and Related Instruments.  The ETFs have claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a pool operator under that Act.

Repurchase Agreements

The ETFs may enter into repurchase agreements with banks and broker-dealers.  A repurchase agreement is an agreement under which securities are acquired by an ETF from a securities dealer or bank subject to resale at an agreed upon price on a later date.  The acquiring ETF bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the ETF is delayed or prevented from exercising its rights to dispose of the collateral securities.  Such a default may subject an ETF to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security while the ETF seeks to enforce its rights, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement.  However, an ETF’s sub-adviser attempts to minimize this risk by entering into repurchase agreements only with financial institutions that are deemed to be of good financial standing.

Debt and Other Fixed Income Securities Generally

Debt and other fixed income securities include fixed and floating rate securities of any maturity.  Fixed rate securities pay a specified rate of interest or dividends.  Floating rate securities pay a rate that is adjusted periodically by reference to a specified index or market rate.  Fixed and floating rate securities include securities issued by federal, state, local, and foreign governments and related agencies, and by a wide range of private issuers, and generally are referred to in this SAI as “fixed income securities.”  Indexed bonds are a type of fixed income security whose principal value and/or interest rate is adjusted periodically according to a specified instrument, index, or other statistic (e.g., another security, inflation index, currency, or commodity).

Holders of fixed income securities are exposed to both market and credit risk.  Market risk (or “interest rate risk”) relates to changes in a security’s value as a result of changes in interest rates.  In general, the values of fixed income securities increase when interest rates fall and decrease when interest rates rise.  Credit risk relates to the ability of an issuer to make payments of principal and interest.  Obligations of

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issuers are subject to bankruptcy, insolvency and other laws that affect the rights and remedies of creditors.

Because interest rates vary, the future income of an ETF that invests in fixed income securities cannot be predicted with certainty.  The future income of an ETF that invests in indexed securities also will be affected by changes in those securities’ indices over time (e.g., changes in inflation rates, currency rates, or commodity prices).

Zero Coupon Securities

Zero coupon securities may be issued by a wide variety of corporate and governmental issuers.  Zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities.  When an investor purchases a traditional coupon-bearing bond, it is paid periodic interest at a predetermined rate.  Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities.  The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities.

High Yield Securities

Securities rated lower than Baa by Moody’s, or equivalently rated by S&P or Fitch, are sometimes referred to as “high yield securities” or “junk bonds.”  Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities.  While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities.  High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments.  They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.  Issuers of securities in default may fail to resume principal or interest payments, in which case an ETF may lose its entire investment.

Cash and Other High Quality Investments

An ETF may temporarily invest a portion of its assets in cash or cash items pending other investments or to maintain liquid assets required in connection with some of the ETF’s investments.  These cash items and other high quality debt securities may include money market instruments, such as securities issued by the U.S. Government and its agencies, bankers’ acceptances, commercial paper, and bank certificates of deposit.

U.S. Government Securities and Foreign Government Securities

U.S. government securities include securities issued or guaranteed by the U.S. government or its authorities, agencies, or instrumentalities.  Foreign government securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies, or instrumentalities or by supra-national agencies.  Different kinds of U.S. government securities and foreign government securities have different kinds of government support.  For example, some U.S. government securities (e.g., U.S. Treasury bonds) are supported by the full faith and credit of the U.S.  Other U.S. government securities are issued or guaranteed by federal agencies or government-chartered or -sponsored enterprises but are neither guaranteed nor insured by the U.S. government (e.g., debt securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks (“FHLBs”)).  Similarly, some foreign government securities are supported by the full faith and credit of a foreign national government or

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political subdivision and some are not.  Foreign government securities of some countries may involve varying degrees of credit risk as a result of financial or political instability in those countries or the possible inability of an ETF to enforce its rights against the foreign government.  As with issuers of other fixed income securities, sovereign issuers may be unable or unwilling to make timely principal or interest payments.

It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. and foreign governments to tighten the availability of credit.  On September 7, 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations.  FHFA will act as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized.  It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac.

Supra-national agencies are agencies whose member nations make capital contributions to support the agencies’ activities.  Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community, and the Inter-American Development Bank.

As with other fixed income securities, U.S. government securities and foreign government securities expose their holders to market risk because their values typically change as interest rates fluctuate.  For example, the value of U.S. government securities or foreign government securities may fall during times of rising interest rates.  Yields on U.S. government securities and foreign government securities tend to be lower than those of corporate securities of comparable maturities.

In addition to investing directly in U.S. government securities and foreign government securities, an ETF may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of U.S. government securities and foreign government securities.  Certificates of accrual and similar instruments may be more volatile than other government securities.

Municipal Securities

Each ETF may invest in municipal securities.  Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities.  Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans.  Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.  An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders.  Because many municipal securities are issued to finance similar projects, especially those relating to

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education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.  In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs.  Some longer-term municipal bonds allow an investor to “put” or sell the security at a specified time and price to the issuer or other “put provider.” If a put provider fails to honor its commitment to purchase the security, the ETF holding the security may have to treat the security’s final maturity as its effective maturity, potentially increasing the volatility of the ETF.

Each ETF may invest in municipal lease obligations.  Municipal leases frequently carry risks distinct from those associated with general obligation or revenue bonds.  State constitutions and statutes set requirements that states and municipalities must meet to incur debt. These may include voter referenda, interest rate limits or public sale requirements.  Many leases and contracts include nonappropriation clauses, which provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis.  Municipal lease obligations also may be subject to abatement risk.  For example, construction delays or destruction of a facility as a result of an uninsurable disaster that prevents occupancy could result in all or a portion of a lease payment not being made.

An ETF that invests in the municipal bond market is subject to certain risks.  The amount of public information available about the municipal bonds held by an ETF is generally less than that for corporate equities or bonds, and the investment performance of the ETF may therefore be more dependent on the analytical abilities of its sub-adviser.  The secondary market for municipal bonds, particularly the lower-rated bonds, also tends to be less well developed or liquid than many other securities markets, which may adversely affect an ETF’s ability to sell its bonds at attractive prices.  The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments.  In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipal issuers to levy taxes.  Issuers of municipal securities might seek protection under the bankruptcy laws.  In the event of bankruptcy of such an issuer, an ETF investing in the issuer’s securities could experience delays in collecting principal and interest and the ETF may not, in all circumstances, be able to collect all principal and interest to which it is entitled.

Real Estate Investment Trusts and other Real Estate-Related Investments

The ETFs may invest in pooled real estate investment vehicles (so-called “real estate investment trusts” or “REITs”) and other real estate-related investments such as securities of companies principally engaged in the real estate industry.  In addition to REITs, companies in the real estate industry and real estate-related investments may include, for example, entities that either own properties or make construction or mortgage loans, real estate developers, and companies with substantial real estate holdings.  Each of these types of investments is subject to risks similar to those associated with direct ownership of real estate.  Factors affecting real estate values include the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, environmental liability risks, changes in real estate values, changes in property taxes and operating expenses, levels of occupancy, adequacy of rent to cover operating expenses, and local and regional markets for competing asset classes.  The value of real estate also may be affected by changes in interest rates and social and economic trends.

REITs are pooled investment vehicles that invest in real estate or real estate-related companies.  An ETF may invest in different types of REITs, including equity REITs, which own real estate directly; mortgage

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REITs, which make construction, development, or long-term mortgage loans; and hybrid REITs, which share characteristics of equity REITs and mortgage REITs.  In general, the value of a REIT’s shares changes in light of factors affecting the real estate industry.  REITs are also subject to the risk of poor performance by the REIT’s manager, defaults by borrowers, self-liquidation, adverse changes in the tax laws, and, with regard to U.S. REITs, the risk of failing to qualify for tax-free pass-through of income under the Code, and/or to maintain exempt status under the Investment Company Act.  See “Taxation” below for a discussion of some special tax considerations relating to an ETF’s investment in U.S. REITs.

Illiquid Securities, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities

An ETF may invest up to 15% of its net assets in illiquid securities.  For this purpose, “illiquid securities” are securities that an ETF may not sell or dispose of within seven days in the ordinary course of business at approximately the amount at which the ETF has valued the securities.

A repurchase agreement maturing in more than seven days is considered illiquid, unless it can be terminated after a notice period of seven days or less.

An ETF’s sub-adviser also may deem certain securities to be illiquid as a result of the sub-adviser’s receipt from time to time of material, non-public information about an issuer, which may limit the sub-adviser’s ability to trade such securities for the account of any of its clients, including an ETF.  In some instances, these trading restrictions could continue in effect for a substantial period of time.

As long as the SEC maintains the position that most swap contracts, caps, floors, and collars are illiquid, an ETF will continue to designate these instruments as illiquid unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Board.

Private Placements and Restricted Investments.  Illiquid securities include securities of private issuers, securities traded in unregulated or shallow markets, and securities that are purchased in private placements and are subject to legal or contractual restrictions on resale.  Because relatively few purchasers of these securities may exist, especially in the event of adverse market or economic conditions or adverse changes in the issuer’s financial condition, an ETF could have difficulty selling them when its sub-adviser believes it advisable to do so or may be able to sell them only at prices that are lower than if they were more widely held.  Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible.

While private placements may offer attractive opportunities not otherwise available in the open market, the securities purchased are usually “restricted securities” or are “not readily marketable.”  Securities purchased in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the 1933 Act, and resold to qualified institutional buyers under Rule 144A under the 1933 Act, are restricted securities.  Restricted securities cannot be sold without being registered under the 1933 Act, unless they are sold pursuant to an exemption from registration (such as Rules 144 or 144A).  Securities that are not readily marketable are subject to other legal or contractual restrictions on resale.  An ETF may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration.  An ETF may be deemed to be an “underwriter” for purposes of Section 11 of the 1933 Act when selling its securities in a registered offering.  In such event, an ETF may be liable to purchasers of the securities under Section 11 if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading, although the ETF may have a due diligence defense.

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At times, the inability to sell illiquid securities can make it more difficult to determine their fair value for purposes of computing an ETF’s net asset value.  The judgment of the ETF’s sub-adviser normally plays a greater role in valuing these securities than in valuing publicly traded securities.

Investments in Other Investment Companies or Other Pooled Investments

Each ETF may invest in the securities of other investment companies to the extent permitted by law.  Subject to applicable regulatory requirements, an ETF may invest in shares of both open- and closed-end investment companies (including money market funds and ETFs).  The market price for ETF and closed-end fund shares may be higher or lower than, respectively, the ETF’s and closed-end fund’s NAV.  Investing in another investment company exposes an ETF to all the risks of that investment company and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.  An ETF also may invest in private investment funds, vehicles, or structures.

MANAGEMENT

Board of Trustees and Officers

As a Delaware trust, the business and affairs of the Trust are managed by its officers under the oversight of its Board.  The Board sets broad policies for the Trust and may appoint Trust officers.  The Board oversees the performance of the Manager, RP, Wedgewood and the Trust’s other service providers.  Each Trustee serves until his or her successor is duly elected or appointed and qualified.

One of the Trustees is an officer and employee of the Manager.  This Trustee is an “interested person” (as defined in Section 2(a)(19) of the Investment Company Act) of the Trust (an “Interested Trustee”).  The other Trustees are not interested persons of the Trust (the “Independent Trustees”).

The Trust’s “fund complex” currently consists of eight ETFs.  Each Trustee or officer may be contacted by writing to the Trustee or officer c/o Grail Advisors, LLC, One Ferry Building, Suite 255, San Francisco, California 94111.  The name, age, address, and principal occupations during the past five years with respect to each of the Trustees and officers of the Trust is set forth below, along with the other public directorships held by the Trustees.

Name, Address, Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES

Bradford K. Gallagher Age: 66	Chairman of the Board	Since 2009	Founder, Spyglass Investments LLC (a private investment vehicle) (since 2001); Founder, President and CEO of Cypress Holding Company, CypressTree Investment Management Company and North American Funds (1995-2001); President, Allmerica Life & Annuity Company (1990-1995); Managing Director, Fidelity Investments,	8	Trustee, The Common Fund (since 2005); Trustee, Nicholas Applegate Institutional Funds (since 2007); Director, Shielding Technology Inc. (since 2006).

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Name, Address, Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Complex Overseen by Trustee	Other Directorships Held by Trustee

Charles H. Salisbury, Jr. Age: 69	Trustee	Since 2009	Founder of Institutional Investments (1979-1990). Private investor.	8

Hobart & William Smith Colleges, Investment Committee Chair (since 2006); Maryland Institute, College of Art, Chair of Investment Committee (since 1994); Trustee, Johns Hopkins Hospital (since 2000); Trustee, Guadalupe Center of Immokalee (since 2007); Director, CeraTech, Inc. (since 2003).

Dennis G. Schmal Age: 63	Trustee	Since 2009	Self-employed consultant (since 2003).	8

Trustee, AssetMark Funds (since 2007); Director/ Chairman, Pacific Metrics Corp. (educational services) (since 2005); Director, Varian Semiconductor Equipment Associates, Inc. (since 2004); Director, MCF Corp. (financial services) (since 2003); Trustee, Wells Fargo Multi-Strategy 100 Hedge Fund (since 2008).

INTERESTED TRUSTEES

William M. Thomas Age: 47	Chief Executive Officer	Since 2008	Chief Executive Officer, Grail Advisors, LLC (since 2008); Senior Vice President, Charles Schwab (2000-2008).	8	None

OFFICERS

Chester G. Chappell Age: 45	Assistant Secretary	Since 2008	Head of Distribution, Grail Advisors, LLC (since 2008); Vice President, National Sales Manager, Charles Schwab (2003-2008); Director, Asset Management Strategic Alliances, Charles Schwab (2000-2003).	N/A	N/A

Bryan M. Hiser Age: 37	Chief Financial Officer	Since 2008	Director of Investment Research, Grail Advisors, LLC (since 2008); Assistant Vice President Fund Administration, Citi Fund Services (2007-2008); Financial Analyst, Harbor Capital	N/A	N/A

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Name, Address, Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Complex Overseen by Trustee	Other Directorships Held by Trustee
Advisors (1999-2007).

Equity Ownership of Trustees.  The table below shows the dollar range of (i) Shares of the ETFs discussed in this SAI, and (ii) shares of all ETFs in the Trust’s family of investment companies, owned by the Trustees as of February 1, 2010.

Name	Dollar Range of Equity Securities in the ETFs	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Bradford K. Gallagher	$0	$0

Charles H. Salisbury, Jr	$0	$50,001 - $100,000

Dennis G. Schmal	$0	$0

William M. Thomas	$10,001 - $50,000	$10,001 - $50,000

*  The “Family of Investment Companies” currently consists of eight ETFs.

Committees

The Board currently has three standing committees: an Audit Committee, a Nominating Committee and a Qualified Legal Compliance Committee.  Currently, each Independent Trustee serves on each of these committees.

The purposes of the Audit Committee are to: (1) oversee generally each ETF’s accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (2) oversee the quality, integrity, and objectivity of each ETF’s financial statements and the independent audit thereof; (3) assist the full Board with its oversight of the Trust’s compliance with legal and regulatory requirements that relate to each ETF’s accounting and financial reporting, internal controls and independent audits; (4) approve, prior to appointment, the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (5) act as a liaison between the Trust’s independent auditors and the full Board.  During the fiscal year ended October 31, 2009, the Audit Committee met two times.

The purposes of the Nominating Committee are, among other things, to: (1) identify and recommend for nomination candidates to serve as Trustees and/or on Board committees who are not Interested Persons of the Trust and who meet any independence requirements of Exchange Rule 5.3(k)(1) or the applicable rule of any other exchange on which shares of the Trust are listed; (2) evaluate and make recommendations to the full Board regarding potential trustee candidates who are not Interested Persons of the Trust and who meet any independence requirements of Exchange Rule 5.3(k)(1) or the applicable rule of any other exchange on which shares of the Trust are listed; and (3) review periodically the workload and capabilities of the Trustees and, as the Committee deems appropriate, to make recommendations to the

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Board if such a review suggests that changes to the size or composition of the Board and/or its committees are warranted.  The Committee will generally not consider potential candidates for nomination identified by shareholders.  During the fiscal year ended October 31, 2009, the Nomination Committee did not meet.

The purposes of the Qualified Legal Compliance Committee are to:  (1) receive, review and take appropriate action with respect to any report made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any Trustee, officer, director, employee, or agent of the Trust; (2) otherwise fulfill the responsibilities of a qualified legal compliance committee pursuant to Section 307 of the Sarbanes-Oxley Act of 2002 and the rules promulgated thereunder; and (3) perform such other duties as may be assigned to it, from time to time, by the Board.  During the fiscal year ended October 31, 2009, the Qualified Legal Compliance Committee did not meet.

Compensation of Trustees and Officers

Interested Trustees are not compensated by the Trust.  The Trust pays each Independent Trustee $20,000 per year for attendance at meetings of the Board.  All Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings.  The Trust does not accrue pension or retirement benefits as part of the ETFs’ expenses, and Trustees are not entitled to benefits upon retirement from the Board.  The Trust’s officers receive no compensation directly from the Trust.

The table below sets forth the total remuneration of Trustees and Officers of the Trust for the fiscal year ended October 31, 2009:

Name	Aggregate Compensation from ETFs	Pension or Retirement Benefits Accrued as part of Trust Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund Complex Paid to Trustees*
Bradford K. Gallagher	$0	None	None	$20,000
Charles H. Salisbury, Jr.	$0	None	None	$20,000
Dennis G. Schmal	$0	None	None	$20,000

*  The “Fund Complex” currently consists of eight ETFs.

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Codes of Ethics

The Trust, Manager, RP, Wedgewood and Distributor each have adopted a code of ethics (“Code of Ethics”), as required by applicable law, which is designed to prevent their affiliated persons from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the ETFs (which may also be held by persons subject to a Code of Ethics).  There can be no assurance that the Codes of Ethics will be effective in preventing such activities.  The Codes of Ethics may permit personnel subject to them to purchase and sell securities, including securities that may be sold, held or purchased by the ETFs.  The Manager, RP and Wedgewood do not use inside information in making investment decisions on behalf of an ETF.  The Codes of Ethics are on file with the SEC and are available to the public.

Proxy Voting Policies

The Board believes that the voting of proxies with respect to securities held by the ETFs is an important element of the overall investment process.  In this regard, the Trust has adopted Proxy Voting Policies and Procedures (“Policies”) that delegate the responsibility for the voting of proxies on the ETFs’ portfolio securities to their sub-advisers.  Please see Appendix A for a copy of the Policies.

Proxy voting for the RP Growth ETF, RP Technology ETF and RP Financials ETF has been delegated to RP.  Proxy voting for the RP Focused Large Cap Growth ETF has been delegated to Wedgewood.  RP’s and Wedgewood’s proxy voting policies and procedures dictate the voting of proxies in the best interests of ETF shareholders and include procedures to address potential conflicts of interest.  These policies and procedures are summarized (or included in their entirety) in Appendix B.

Information on how the ETFs voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 will be available: (1) without charge, upon request, by calling 1-415-677-5870 and (2) on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of an ETF or acknowledges the existence of control.

The following table shows, to the best of the ETFs’ knowledge, those persons who owned 5% or more of the outstanding shares of each ETF’s shares as of January 31, 2010.

RP GROWTH ETF

Name and Address	Ownership	Number of Shares		Percentage

Morty Schaja 7 Orchard Lane Old Westbury, NY 11568	Beneficial Owner	53,000		35.33%

Mitchell Rubin 40 West 13th St., Apt. 3 New York, NY 10011	Beneficial Owner	45,325		30.21%

GOLDMAN SACHS EXECUTION & CLEARING, L.P. 30 HUDSON STREET 10TH FLOOR JERSEY CITY, NJ 07302	Record Owner	28,167		18.78%

CHARLES SCHWAB & CO., INC. PO BOX 64930 PHOENIX, AZ 85082-4930	Record Owner	9,737	*	6.49%*

*Excludes shares beneficially owned by other parties listed in the table.

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RP FOCUSED LARGE CAP GROWTH ETF

Name and Address	Ownership	Number of Shares		Percentage

GOLDMAN SACHS EXECUTION & CLEARING, L.P. 30 HUDSON STREET 10TH FLOOR JERSEY CITY, NJ 07302	Record Owner	54,573		54.57%

Morty Schaja 7 Orchard Lane Old Westbury, NY 11568	Beneficial Owner	23,000		23.00%

CHARLES SCHWAB & CO., INC. PO BOX 64930 PHOENIX, AZ 85082-4930	Record Owner	9,492	*	9.49%*

*Excludes shares beneficially owned by other parties listed in the table.

RP TECHNOLOGY ETF

Name and Address	Ownership	Number of Shares		Percentage

GOLDMAN SACHS EXECUTION & CLEARING, L.P. 30 HUDSON STREET 10TH FLOOR JERSEY CITY, NJ 07302	Record Owner	25,509		25.51%

Morty Schaja 7 Orchard Lane Old Westbury, NY 11568	Beneficial Owner	25,000		25.00%

CHARLES SCHWAB & CO., INC. PO BOX 64930 PHOENIX, AZ 85082-4930	Record Owner	18,621	*	18.62%*

Mitchell Rubin 40 West 13th St., Apt. 3 New York, NY 10011	Beneficial Owner	16,000		16.00%

FIRST CLEARING, LLC 2801 MARKET STREET 9F MAIL CODE MO3540 ST. LOUIS, MO 63103	Record Owner	7,544		7.54%

*Excludes shares beneficially owned by other parties listed in the table.

RP FINANCIALS ETF

Name and Address	Ownership	Number of Shares		Percentage

Morty Schaja 7 Orchard Lane Old Westbury, NY 11568	Beneficial Owner	43,000		43.00%

THE BANK OF NEW YORK MELLON 525 WILLIAM PENN PLACE SUITE 0400 PITTSBURGH, PA 15259	Record Owner	30,212		30.21%

Mitchell Rubin 40 West 13th St., Apt. 3 New York, NY 10011	Beneficial Owner	15,750		15.75%

CHARLES SCHWAB & CO., INC. PO BOX 64930 PHOENIX, AZ 85082-4930	Record Owner	6301	*	6.30%*

*Excludes shares beneficially owned by other parties listed in the table.

INVESTMENT ADVISORY AND OTHER SERVICES

Grail Advisors, LLC

The Manager, Grail Advisors, LLC, oversees the performance of the ETFs and arranges for transfer agency, custody and all other services necessary for the ETFs to operate, but does not exercise day-to-day oversight over the ETFs’ sub-advisers.  The Manager oversees the business affairs of the ETFs, provides or oversees the provision of all administrative and investment advisory services to the ETFs and coordinates the investment activities of RP and Wedgewood.  These services are provided under the terms of an Investment Management Agreement dated September 10, 2009 (“Investment Management Agreement”) between the Trust, on behalf of each ETF, and the Manager.

Pursuant to the Investment Management Agreement, each ETF pays the Manager a management fee for the services and facilities it provides payable on a monthly basis at the annual rates set forth in the table below, calculated as a percentage of an ETF’s average daily net assets.  From time to time, the Manager may waive all or a portion of its fee; any such waiver would increase an ETF’s performance.  The Manager is responsible for compensating RP and Wedgewood out of the management fees it receives from each ETF.

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ETF	Management Fee
RP Growth ETF	0.65%
RP Focused Large Cap Growth ETF	0.65%
RP Technology ETF	0.65%
RP Financials ETF	0.65%

The Manager is a majority-owned subsidiary of Grail Partners, LLC.  Grail Partners, LLC is engaged in merchant banking activities and provides consultative services and capital to global investment management firms and financial services businesses.  Grail Partners, LLC is registered as a broker-dealer, but is not principally or otherwise engaged in securities dealing, market making, floor brokerage, exchange specialist activities, proprietary trading or similar securities-related activities.  The Manager is a registered investment adviser and is located at One Ferry Building, Suite 255, San Francisco, CA 94111.

Under the Investment Management Agreement, the Manager (or its affiliates) pays all salaries, expenses, and fees of the Trustees and officers of the Trust who are officers, directors/trustees, partners, or employees of the Manager or its affiliates.  The Trust pays all expenses of its organization, operations, and business not specifically assumed or agreed to be paid by the Manager, RP or Wedgewood.  Without limiting the generality of the foregoing, the Trust pays or arranges for the payment of the following: the costs of preparing, setting in type, printing and mailing of Prospectuses, Prospectus supplements, SAIs, annual, semiannual and periodic reports, and notices and proxy solicitation materials required to be furnished to shareholders of the Trust or regulatory authorities, and all tax returns; compensation of the officers and Trustees of the Trust who are not officers, directors/trustees, partners or employees of Manager or its affiliates; all legal and other fees and expenses incurred in connection with the affairs of the Trust, including those incurred with respect to registering its shares with regulatory authorities and all fees and expenses incurred in connection with the preparation, setting in type, printing, and filing with necessary regulatory authorities of any registration statement and Prospectus, and any amendments or supplements that may be made from time to time, including registration, filing and other fees in connection with requirements of regulatory authorities; all expenses of the transfer, receipt, safekeeping, servicing and accounting for the Trust’s cash, securities, and other property, including all charges of depositories, custodians, and other agents, if any; the charges for the services and expenses of the independent accountants and legal counsel retained by the Trust, for itself or its Independent Trustees (as defined above); the charges and expenses of maintaining shareholder accounts, including all charges of transfer, bookkeeping, and dividend disbursing agents appointed by the Trust; all brokers’ commissions and issue and transfer taxes chargeable to the Trust in connection with securities transactions to which the Trust is a party; all taxes and corporate fees payable by or with respect to the Trust to federal, state, or other governmental agencies, including preparation of such documents as required by any governmental agency in connection with such taxes; any membership fees, dues or expenses incurred in connection with the Trust’s membership in any trade association or similar organizations; all insurance premiums for fidelity and other coverage; all expenses incidental to holding shareholders and Trustees meetings, including the printing of notices and proxy materials and proxy solicitation fees and expenses; all expenses of pricing of the net asset value per share of each ETF, including the cost of any equipment or services to obtain price quotations; and extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

The Manager has contractually agreed to reduce its fees and/or reimburse each ETF’s expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Net Annual Operating Expenses for Shares of each ETF to 0.89% of its average net assets (“Expense Cap”).  The Expense Cap will remain in effect until at least February 28, 2011.  The Manager may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

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The Investment Management Agreement with respect to an ETF will remain in effect for two (2) years from its effective date and thereafter continue in effect for as long as its continuance is specifically approved at least annually, by (1) the Board, or by the vote of a majority (as defined in the Investment Company Act) of the outstanding shares of an ETF, and (2) by the vote of a majority of the Trustees who are not parties to the Investment Management Agreement or interested persons of the Manager, cast in person at a meeting called for the purpose of voting on such approval.  The Investment Management Agreement provides that it may be terminated at any time, without the payment of any penalty, by the Board or by vote of a majority of an ETF’s shareholders, on 60 calendar days written notice to the Manager, and by the Manager on the same notice to the Trust and that it shall be automatically terminated if it is assigned.

The Investment Management Agreement provides that the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Investment Management Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence or reckless disregard of its duties or obligations in rendering its services to the Trust as specified in that Agreement.  The Investment Management Agreement also provides that the Manager may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.

For the period October 2, 2009 (commencement of operations) through October 31, 2009, the Manager waived 100% of its fees, accordingly, the Manager did not receive fees for managing each of RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF and RP Financials ETF.

RiverPark Advisors, LLC

RP acts as primary sub-adviser of the RP Focused Large Cap Growth ETF and as the exclusive sub-adviser of the RP Growth ETF, RP Technology ETF and RP Financials ETF.  RP is registered as an investment adviser with the Securities and Exchange Commission (“SEC”) and is located at 156 West 56th Street, 17th Floor, New York, NY 10019 and is a wholly-owned subsidiary of RP Holding Group LLC, a newly-organized Delaware limited liability company.  RP Holding Group LLC is currently controlled by Morty Schaja and Mitchell Rubin.  In addition to the services it provides the ETFs, RP offers its advisory services to separate accounts and alternative vehicles.  Mr. Schaja, CFA, is RP’s Chief Executive Officer and Mr. Rubin, CFA, is RP’s Chief Investment Officer.

RP provides day-to-day portfolio management services to RP Growth ETF, RP Technology ETF and RP Financials ETF and, in conjunction with the Manager, oversees the day-to-day portfolio management services provided by Wedgewood to RP Focused Large Cap Growth ETF.  For the RP Growth ETF, RP Technology ETF and RP Financials ETF, RP has discretion to purchase and sell securities in accordance with these ETFs’ objectives, policies, and restrictions.

With respect to the RP Growth ETF, RP Technology ETF and RP Financials ETF, RP has entered into an Investment Sub-Advisory Agreement between the Manager and RP, dated September 10, 2009 (“RP Agreement I”).  With respect to the RP Focused Large Cap Growth ETF, RP has entered into a Primary Investment Sub-Advisory Agreement between the Manager and RP, dated September 10, 2009 (“RP Agreement II” and together with RP Agreement I, the “RP Sub-Advisory Agreements”), and is also a party to the Wedgewood Subadvisory Agreement described below.  Pursuant to the RP Subadvisory Agreements, RP receives fees from the Manager to provide the services described above.  These fees are paid by the Manager out of the advisory fees it receives from an ETF; they are not separately paid by an ETF.  These fees are payable on a monthly basis at the annual rates set forth in the table below, calculated as a percentage of an ETF’s average daily net assets.  In addition, the Manager pays the amounts due Wedgewood for the RP Focused Large Cap Growth ETF to RP, who then pays those amounts to

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Wedgewood.  These amounts are included in the table below, and are separately described in the discussion of Wedgewood.  From time to time, RP may waive all or a portion of its fee.

ETF	RP Subadvisory Fee
RP Growth ETF	0.50%
RP Focused Large Cap Growth ETF	0.50%
RP Technology ETF	0.50%
RP Financials ETF	0.50%

The RP Subadvisory Agreements will automatically terminate if assigned, and may be terminated without penalty at any time by the Manager, by a vote of a majority of the Board or by a vote of a majority of the outstanding voting securities of the applicable ETF on no more than 60 days’ written notice to RP, or by RP upon 60 days’ written notice to the Trust.  The RP Subadvisory Agreement with respect to an ETF will remain in effect for two (2) years from its effective date and thereafter continue in effect for as long as its continuance is specifically approved at least annually, by (1) the Board, or by the vote of a majority (as defined in the Investment Company Act) of the outstanding shares of an ETF, and (2) by the vote of a majority of the Trustees who are not parties to the RP Subadvisory Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.

For the period October 2, 2009 (commencement of operations) through October 31, 2009, RiverPark did not receive fees for its services to any of the RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF or RP Financials ETF.

Wedgewood Partners, Inc.

Wedgewood acts as the sub-adviser for RP Focused Large Cap Growth ETF.  Wedgewood is registered as an investment adviser with the SEC and is located at 9909 Clayton Road, Suite 103, St. Louis, MO 63124.  Anthony L. Guerrerio is the majority owner of Wedgewood, and David A. Rolfe is the minority owner.  The firm’s investment style is large cap focused growth.  Wedgewood began operations in 1988 and was founded by Anthony L. Guerrerio, who is its Chief Executive Officer.

Wedgewood provides day-to-day portfolio management services to RP Focused Large Cap Growth ETF.  For this ETF, Wedgewood has discretion to purchase and sell securities in accordance with the ETF’s objectives, policies, and restrictions.

Wedgewood has entered into an Investment Sub-Advisory Agreement among the Manager, RP and Wedgewood, dated September 10, 2009, with respect to the RP Focused Large Cap Growth ETF (“Wedgewood Subadvisory Agreement”).  Pursuant to the Wedgewood Subadvisory Agreement, Wedgewood receives fees from the Manager to provide the services described above.  Wedgewood receives an annual fee of 0.25%, calculated as a percentage of the RP Focused Large Cap Growth ETF’s average daily net assets and payable on a quarterly basis.  This fee is paid out of the advisory fees the Manager receives from the RP Focused Large Cap Growth ETF; they are not separately paid by the RP Focused Large Cap Growth ETF.  From time to time, Wedgewood may waive all or a portion of its fee.

The Wedgewood Sub-Advisory Agreement will automatically terminate if assigned, and may be terminated without penalty at any time by the Manager, by a vote of a majority of the Board or by a vote of a majority of the outstanding voting securities of the RP Focused Large Cap Growth ETF on no more than 60 days’ written notice to Wedgewood, or by Wedgewood upon 60 days’ written notice to the Trust.  The Wedgewood Sub-Advisory Agreement will also terminate in the event that the RP Subadvisory Agreement for the RP Focused Large Cap Growth ETF terminates.  The Wedgewood Sub-Advisory

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Agreement will remain in effect for two (2) years from its effective date and thereafter continue in effect for as long as its continuance is specifically approved at least annually, by (1) the Board, or by the vote of a majority (as defined in the Investment Company Act) of the outstanding shares of the RP Focused Large Cap Growth ETF, and (2) by the vote of a majority of the Trustees who are not parties to the Wedgewood Sub-Advisory Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.

For the period October 2, 2009 (commencement of operations) through October 31, 2009, Wedgewood did not receive fees for sub-advising the RP Focused Large Cap Growth ETF.

Custodian

The Bank of New York Mellon (“BNY Mellon”), located at One Wall Street, New York, New York 10286, serves as Custodian of each ETF’s assets.  As Custodian, BNY Mellon has agreed to: (1) make receipts and disbursements of money on behalf of the ETF, (2) collect and receive all income and other payments and distributions on account of the ETF’s portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the ETF concerning the ETF’s operations.  BNY Mellon does not exercise any supervisory function over the purchase and sale of securities.  Pursuant to the Custody Agreement between BNY Mellon and the Trust the Trust has agreed to pay an annual custody fee of .50 basis points on the first $1 billion of its gross adjusted assets, and .25 basis points on gross adjusted assets in excess of $1 billion, plus certain transaction charges and additional global custody fees.

Administrator, Fund Accountant and Transfer Agent

BNY Mellon, located at One Wall Street, New York, New York 10286 serves as Administrator, Fund Accountant and Transfer Agent to each ETF.  As administrator, BNY Mellon provides each ETF with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and the preparation and filing of all reports, updates to registration statements, and all other materials required to be filed or furnished by an ETF under federal and state securities laws.

As fund accountant and transfer agent, BNY Mellon has agreed to: (1) perform and facilitate purchases and redemptions of Creation Units of each ETF, (2) make dividend and other distributions on Shares of each ETF, (3) record the issuance of Shares and maintain records of outstanding Shares of each ETF, (4) maintain certain accounts, (5) make and transmit periodic reports to an ETF and its other service providers, and (6) otherwise perform the customary services of a transfer agent and dividend disbursing agent.  For the services to be provided by BNY Mellon to the ETFs, the Trust has agreed to pay a $1,000 monthly ETF administration fee per ETF, a monthly transfer agency services fee of $1,000 per ETF (which minimum is reduced for the first two years from inception of the ETFs), a fund accounting fee of 1.50 basis points on the first $1 billion of its gross adjusted assets, and 1.00 basis points on gross adjusted assets in excess of $1 billion, and a fund administration fee of 2.50 basis points on the first $1 billion of its gross adjusted assets, and 2.00 basis points on gross adjusted assets in excess of $1 billion, plus certain out-of-pocket expenses.  There is a minimum fund accounting and fund administration fee of $75,000 per ETF (which minimum is reduced for the first two years from inception of the ETFs).

For the period ended October 31, 2009, BNY Mellon received $0, $0, $0 and $0, in fees as administrator of each of RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF and RP Financials ETF, respectively.

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PORTFOLIO MANAGERS

Portfolio managers at RP and Wedgewood (the “Portfolio Managers”) have responsibility for the day-to-day management of accounts other than the ETFs.  Information regarding these other accounts has been provided by each Portfolio Manager’s firm and is set forth below.  The number of accounts and assets is shown as of December 31, 2009.

Name of	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other accounts
RiverPark Advisors, Inc.
Morty Schaja	N/A	N/A	N/A	N/A	N/A	N/A
Mitch Rubin	N/A	1 ($3.11 mil)	2 ($25.5 mil)	N/A	1 ($3.11 mil)	N/A
Conrad van Tienhoven	—	—	—	—	—	—
Wedgewood Partners, Inc.
David A. Rolfe	N/A	N/A	N/A	N/A	N/A	N/A

Conflicts of Interest

The Portfolio Managers may in the future manage accounts other than the ETFs.  This side-by-side management may present potential conflicts between a Portfolio Manager’s management of an ETF’s investments, on the one hand, and the investments of the other accounts, on the other hand.

Set forth below is a description, provided by RP and Wedgewood, of any other foreseeable material conflicts of interest that may arise from the concurrent management of ETFs and other accounts.

RP and Wedgewood.  The Portfolio Managers at each firm may manage accounts other than the ETFs, which may present potential conflicts between the ETFs and those other accounts.  The management of multiple funds, including the ETFs, and other accounts may require the Portfolio Manager to devote less than all of his or her time to an ETF, particularly if the ETF and other accounts have different objectives, benchmarks and time horizons.  The Portfolio Manager may also be required to allocate his or her investment ideas across multiple funds and accounts, including the ETFs.  In addition, if the Portfolio Manager identifies a limited investment opportunity, such as an initial public offering that may be suitable for more than one ETF or other account, an ETF may not be able to take full advantage of that opportunity due to an allocation of that investment across all eligible funds and accounts.  Further, security purchase and sale orders for multiple accounts often are aggregated for purpose of execution.  Although such aggregation generally benefits clients, it may cause the price or brokerage costs to be less favorable to a particular client than if similar transactions were not being executed concurrently for other accounts.  It may also happen that a Portfolio Manager will determine that it would be in the best interest, and consistent with the investment policies of another account, to sell short a security that an ETF holds long, potentially resulting in a decrease in the market value of the security held by the ETF.

In addition, other accounts managed by the Portfolio Manager may have a higher advisory fee and/or performance-based fees which may provide a greater incentive to perform for those accounts than the ETF.  The policies of RP and Wedgewood, however, require that Portfolio Managers treat all accounts they manage equitably and fairly.

As noted above, Portfolio Managers may also experience certain conflicts between the interests of the accounts they manage and their own personal interests (which may include interests in advantaging RP and/or Wedgewood).  The structure of a Portfolio Manager’s compensation may create an incentive for the Portfolio Manager to favor accounts whose performance has a greater impact on such compensation.

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The Portfolio Manager may, for example, have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor such accounts.  Similarly, if a Portfolio Manager holds a larger personal investment in one fund or an ETF than he or she does in another, the Portfolio Manager may have an incentive to favor the fund or ETF in which he or she holds a larger stake.

In general, RP and Wedgewood have policies and procedures to address the various potential conflicts of interest described above.  Both firms have policies and procedures designed to ensure that Portfolio Managers have sufficient time and resources to devote to the various accounts they manage.  Similarly, both firms have policies and procedures designed to ensure that investments and investment opportunities are allocated fairly across accounts, and that the interests of client accounts are placed ahead of a Portfolio Manager’s personal interests.  However, there is no guarantee that such procedures will detect or address each and every situation where a conflict arises.

Compensation

The Portfolio Managers are compensated in various forms by RP or Wedgewood.  Following is a description provided by RP and Wedgewood regarding the structure of and criteria for determining the compensation of each Portfolio Manager.

RP.  RP seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals.  Portfolio Managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package.  Portfolio Manager compensation is reviewed annually and the level of compensation is based on individual performance, the performance of the Portfolio Manager’s accounts and contribution to the overall growth and profitability of the firm.  Portfolio Managers are provided no financial incentive to favor one fund or account over another.  In addition, Mr. Schaja and Mr. Rubin are substantial equity owners of RP Holding Group LLC, RP’s parent, and thus receive compensation based on the RP’s overall profitability.

Wedgewood.  Wedgewood seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals.  Mr. Rolfe receives a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package.  Mr. Rolfe’s compensation is reviewed annually and the level of compensation is based on individual performance, the performance of his accounts and contribution to the overall growth and profitability of the firm.  Mr. Rolfe is provided no financial incentive to favor one fund or account over another.  In addition, Mr. Rolfe is a substantial equity owners of Wedgewood, and thus receives compensation based on the Wedgewood’s overall profitability.

Ownership of ETFs

The following table discloses the dollar range of equity securities beneficially owned by each Portfolio Manager in each below ETF as of December 31, 2009:

Portfolio Manager	Dollar Range of Securities

Portfolio Manager	RP Growth ETF	RP Focused Large Cap Growth ETF	RP Technology ETF	RP Financials ETF
RiverPark Advisors, LLC
Morty Schaja	Over $1,000,000	$500,001-$1,000,000	$500,001-$1,000,000	Over $1,000,000
Mitchell Rubin	$500,001-$1,000,000	$100,001-$500,000	$100,001-$500,000	$100,001-$500,000
Conrad van Tienhoven	$1-$10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000
Wedgewood Partners, Inc.

David A. Rolfe

N/A

N/A

N/A

N/A

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PORTFOLIO TRANSACTIONS AND BROKERAGE

Portfolio changes will generally be implemented through in-kind transactions for Creation Units, however, RP and Wedgewood may execute brokerage transactions for an ETF and an ETF may incur brokerage commissions, particularly during the early stages of the ETFs’ development or in the case of transactions involving realized losses.  Also, an ETF may accept cash as part or all of an In-Kind Creation or Redemption Basket, in which case RP or Wedgewood may need to execute brokerage transactions for an ETF.  When executing portfolio transactions, RP or Wedgewood will place its own orders to execute securities transactions that are designed to implement the applicable ETF’s investment objective and policies.  In placing such orders, RP or Wedgewood will seek the best net price and most favorable execution, consistent with their obligations under the Subadvisory Agreements.  The full range and quality of services offered by the executing broker or dealer will be considered when making these determinations.

In these cases, in selecting brokers or dealers to execute particular transactions, RP or Wedgewood are authorized to consider “brokerage and research services” (as those terms are defined in Section 28(e) of the 1934 Act), provision of statistical quotations (including the quotations necessary to determine an ETF’s NAV), and other information provided to the ETF, and/or to RP or Wedgewood (or their affiliates), as the case may be, provided, however, that RP or Wedgewood determines that it has received the best net price and execution available.  RP and Wedgewood are also authorized to cause an ETF to pay to a broker or dealer who provides such brokerage and research services a commission (as defined in SEC interpretations) in excess of the amount of the commission another broker or dealer would have charged for effecting the same transaction.  RP and Wedgewood, as appropriate, must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided, viewed in terms of that particular transaction or in terms of all the accounts over which RP or Wedgewood exercises investment discretion.  Under these circumstances, the fees of RP or Wedgewood are not reduced by reason of receipt of such brokerage and research services.  In addition, with disclosure to and pursuant to written guidelines approved by the Board, RP or Wedgewood (or a broker-dealer affiliated with them) may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 under the Investment Company Act) for doing so.  However, the ETFs do not allow RP or Wedgewood to enter into arrangements to direct transactions to broker-dealers as compensation for the promotion or sale of ETF shares by those broker-dealers.

An ETF’s turnover rate, or the frequency of portfolio transactions, will vary from year to year depending on market conditions and the ETF’s cash flows.  The ETFs portfolio turnover for the fiscal year ended October 31, 2009 appears in the ETFs’ prospectus.  High portfolio activity may increase an ETF’s transaction costs, including brokerage commissions, and result in a greater number of taxable transactions.

It is expected that, if RP or Wedgewood executes brokerage transactions for an ETF, securities ordinarily will be purchased for the ETF in the primary markets, and that in assessing the best net price and execution available, RP or Wedgewood, as applicable, shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.  Transactions involving securities of small and emerging

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growth companies may involve specialized services on the part of the broker or dealer and therefore entail higher commissions or spreads than transactions involving more widely traded securities.

To the extent that accounts managed by RP or Wedgewood are simultaneously engaged in the purchase of the same security as an ETF, then, as authorized by the Board, available securities may be allocated to the ETF and other client accounts and may be averaged as to price in a manner determined by RP or Wedgewood, as applicable, to be fair and equitable.  Such allocation and pricing may affect the amount of brokerage commissions paid by an ETF.  In some cases, this system might adversely affect the price paid by an ETF (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for an ETF (for example, in the case of a small issue).

During the fiscal year ended October 31, 2009, RP Financials ETF, RP Technology ETF, RP Growth ETF and RP Focused Large Cap Growth ETF paid brokerage commissions in the amounts of $48.47, $141.95, $188.07 and $42.33, respectively.

THE DISTRIBUTOR

The Distributor is located at 1290 Broadway, Suite 1100, Denver, CO 80203.  The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA.

Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described in this SAI.  The Distributor acts as an agent for the Trust.  The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.  The Distributor has no role in determining the investments or investment policies of the ETFs.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act (“Plan”).  In accordance with its Plan, each ETF is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities.  In addition, if the payment of management fees by an ETF is deemed to be indirect financing by the ETF of the distribution of its shares, such payment is authorized by the Plan.  The Plan specifically recognizes that the Manager and other persons, including RP and Wedgewood, may use management fee revenue, as well as past profits or other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Shares.  The Manager and such other persons, as well as their affiliates, may pay amounts to third parties for distribution or marketing services on behalf of the ETFs.  The Manager may also make payments to certain market makers in the ETFs’ Shares for providing bona fide consulting and educational services regarding the ETFs.  The making of the types of payments described in this paragraph could create a conflict of interest for the party receiving such payments.

The Plan was adopted in order to permit the implementation of an ETF’s method of distribution.  No fees are currently paid by any ETF under a Plan, however; and there are no current plans to impose such fees.  In the event such fees were to be charged, over time they would increase the cost of an investment in an ETF.

Under each Plan, the Trustees would receive and review at the end of each quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

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ACCOUNTING AND LEGAL SERVICE PROVIDERS

Independent Registered Public Accounting Firm

KPMG LLP, located at 1601 Market Street, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm to the ETFs.  KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with certain SEC filings.

Legal Counsel

K&L Gates LLP, located at 1601 K Street NW, Washington, DC 20006, serves as legal counsel to the ETFs.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered open-end investment company.  The Trust was organized on December 7, 2007 and has authorized capital of unlimited Shares of beneficial interest of no par value which may be issued in more than one class or series.  Currently, the Trust consists of eight actively managed series, although one series has not been opened for investment.  The Board may designate additional series and classify Shares of a particular series into one or more classes of that series.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the Investment Company Act does not require such a meeting.  Generally, there will not be annual meetings of Trust shareholders.  If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee and will assist in communications with other Trust shareholders.  Shareholders holding two-thirds of Shares outstanding of all ETFs may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.

All Shares are freely transferable.  Shares will not have preemptive rights or cumulative voting rights, and none of the Shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature.  Shares have equal voting rights, except that in a matter affecting only a particular ETF, only Shares of that ETF may be entitled to vote on the matter.  The Trust Instrument confers upon the Board the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of an ETF may be individually redeemable.  The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors.  Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the NAV of an ETF.

The Trust Instrument of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust.  The Trust Instrument provides for indemnification out of an ETF’s property for all loss and expense of an ETF’s shareholders being held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason.  The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which an ETF itself would not be able to meet the Trust’s obligations and this risk should be considered remote.

If an ETF does not grow to a size to permit it to be economically viable, the ETF may cease operations.  In such an event, shareholders may be required to liquidate or transfer their Shares at an inopportune time and shareholders may lose money on their investment.

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Book Entry Only System

DTC acts as securities depositary for Shares.  Shares are registered in the name of the DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.  Certificates generally will not be issued for Shares.

DTC has advised the Trust as follows:  it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code, and a “clearing agency” registered pursuant to the provisions of Section 17A of the 1934 Act.  DTC was created to hold securities of its participants and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates.  DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC.  More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, and FINRA.  Access to the DTC system is also available to “Indirect Participants” such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly.  DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law.  Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants.  Ownership of beneficial interests in Shares is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and beneficial owners that are not DTC Participants).  Beneficial owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.  The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form.  Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial owners are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof.  Accordingly, each beneficial owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such beneficial owner holds its interests, to exercise any rights as a holder of Shares.  The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a beneficial owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and beneficial owners (acting through such DTC Participants) to take such action and would otherwise act upon the instructions of beneficial owners owning through them.

Conveyance of all notices, statements and other communications to beneficial owners is effected as follows.  Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust, upon request and for a fee to be charged to the Trust, a listing of Share holdings of each DTC Participant.  The Trust shall inquire of each such DTC Participant as to the number of beneficial owners holding Shares, directly or indirectly, through such DTC Participant.  The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such beneficial owners.  In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

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Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares.  DTC or the nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or the nominee.  Payments by DTC Participants to Indirect Participants and beneficial owners of Shares (held through DTC Participants) are governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.  The Trust has no responsibility or liability for any aspects of the records relating to or notices to beneficial owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and beneficial owners owning through such DTC Participants.

The Trust will not make the DTC book-entry Dividend Reinvestment Service available for use by beneficial owners for reinvestment of their cash proceeds but certain brokers may make a dividend reinvestment service available to their clients.  Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate.  Investors interested in such a service should contact their broker for availability and other necessary details.  DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law.  Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform the functions described or make other arrangements to represent Share ownership satisfactory to the Exchange.

TRANSACTIONS IN CREATION UNITS

Each ETF sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day.  No ETF will issue fractional Creation Units.

To purchase or redeem any Creation Units from an ETF, you must be, or transact through, an Authorized Participant.  In order to be an Authorized Participant, you must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in the ETF’s Creation Units.

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.”  Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.”

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants.  Investors should be aware that their broker may not be an Authorized Participant and, therefore, may need to place any order to purchase or redeem Creation Units through another broker or person that is an Authorized Participant, which may result in additional charges.

Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement.  Market disruptions and telephone or other communication failures may impede the transmission of orders.

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Non-custom orders must be received by the Distributor by the “Closing Time” of the regular trading session on the Exchange (currently 4:00 p.m. Eastern time) on the Business Day such order is placed to be effectuated based on the ETF’s NAV that day.  Orders effectuated outside the Clearing Process are likely to require transmittal earlier on the relevant Business Day than orders effectuated through the Clearing Process.  Thus, persons placing or effectuating orders outside the Clearing Process should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders.

Custom orders typically clear outside the Clearing Process and, therefore, like other orders outside the Clearing Process, may need to be transmitted early on the relevant Business Day to be effectuated at that day’s NAV.  Custom orders may be required to be received by the Distributor by 3:00 p.m. Eastern time to be effectuated based on the ETF’s NAV on that Business Day.  A custom order may be placed when, for example, an Authorized Participant cannot transact in a security in the In-Kind Creation or Redemption Basket and therefore has additional cash included in a Fund Deposit or Fund Redemption in lieu of such security.  Persons placing or effectuating custom orders should be mindful of time deadlines imposed by intermediaries, which may impact the successful processing of such orders.

Transaction Fees

To compensate the Trust for costs incurred in connection with creation and redemption transactions, investors may be required to pay a Transaction Fee.  The “Creation Transaction Fee” and “Redemption Transaction Fee” are fixed for, respectively, all creation and redemption transactions through the Clearing Process on a Business Day, regardless of the number of transactions effectuated that day.  A charge of up to four (4) times the fixed fee may be imposed as part of the Transaction Fee for (i) transactions outside the Clearing Process and (ii) transactions effectuated wholly or partly in cash, including custom orders, to offset brokerage and other transaction costs thereby imposed on the Trust.  The Manager, subject to the approval of the Board, may adjust or waive the Transaction Fee from time to time. Investors will also be responsible for the costs associated with transferring the securities in the In-Kind Creation and Redemption Baskets, respectively, to and from the account of the Trust.  Further, investors who, directly or indirectly, use the services of a broker or other intermediary to compose a Creation Unit in addition to an Authorized Participant to effect a transaction in Creation Units may be charged an additional fee for such services.

The Standard Creation/Redemption Transaction Fee for each of the RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF and RP Financials ETF is $500 and the Maximum Creation/Redemption Transaction Fee for each such ETF is $2,000.

Purchasing Creation Units

Fund Deposit.  The consideration for a Creation Unit of an ETF is the Fund Deposit.  The Fund Deposit will consist of the In-Kind Creation Basket and Cash Component, or a Cash Component that includes an all cash payment.

The Balancing Amount reflects the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Creation Basket.  If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Creation Basket, the purchaser pays the Balancing Amount to the ETF.  By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Creation Basket, the ETF pays the Balancing Amount to the purchaser.

BNY Mellon, in a portfolio composition file sent via the NSCC, makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), a list of the names and the required number of shares of each security in the In-Kind Creation Basket to be

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included in the current Fund Deposit for each ETF (based on information about the ETF’s portfolio at the end of the previous Business Day).  BNY Mellon, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day.

The Fund Deposit is applicable for purchases of Creation Units of the ETF until such time as the next-announced Fund Deposit is made available.  Each ETF reserves the right to accept a nonconforming (i.e., custom) Fund Deposit.  In addition, the composition of the Fund Deposit may change as, among other things, corporate actions and investment decisions by RP and/or Wedgewood are implemented for the ETF’s portfolio.  All questions as to the composition of the In-Kind Creation Basket and the validity, form, eligibility, and acceptance for deposit of any securities shall be determined by the ETF, and the ETF’s determination shall be final and binding.

Placement of Creation Orders Using Clearing Process.  In connection with creation orders made through the Clearing Process, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order.  Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Fund Deposit to the Trust, together with such additional information as may be required by the Distributor.  An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Business Day the order is placed (“Transmittal Date”) if (i) such order is received by the Distributor by the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process.  Fund Deposits made outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC.  With respect to such orders, the Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of securities in the In-Kind Creation Basket through DTC to the relevant Trust account by 11:00 a.m., Eastern time, (the “DTC Cut-Off Time”) of the Business Day immediately following the Transmittal Date.  The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date.

An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor by the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.  However, if the Custodian does not receive both the required In-Kind Creation Basket by the DTC Cut-Off Time and the Cash Component by 2:00 p.m., Eastern time on the Business Day immediately following the Transmittal Date, such order will be canceled.  Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then-current In-Kind Creation Basket and Cash Component.  The delivery of Creation Units so created will occur no later than the third (3rd) Business Day following the day on which the order is deemed received by the Distributor.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable In-Kind Creation Basket, provided the purchaser tenders an initial deposit consisting of any available securities in the In-Kind Creation Basket and cash equal to the sum of the Cash Component and at least 105% of the market value of the In-Kind Creation Basket securities not delivered (“Additional Cash Deposit”).  Such initial deposit will have a value greater than the NAV of the Creation Unit on the date the order is placed.  The order shall be deemed to be received on the Transmittal Date provided that it is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate

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amount are deposited with the Custodian by the DTC Cut-Off Time the following Business Day.  If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by the DTC Cut-Off Time the next Business Day, then the order will be canceled or deemed unreceived and the Authorized Participant effectuating such transaction will be liable to the ETF for any losses resulting therefrom.

To the extent securities in the In-Kind Creation Basket remain undelivered, pending delivery of such securities additional cash will be required to be deposited with the Trust as necessary to maintain an Additional Cash Deposit equal to at least   105% of the daily marked to market value of the missing securities.  To the extent that either such securities are still not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or a marked-to-market payment is not made within one Business Day following notification to the purchaser and/or Authorized Participant that such a payment is required, the Trust may use the cash on deposit to purchase the missing securities, and the Authorized Participant effectuating such transaction will be liable to the ETF for any costs incurred therein or losses resulting therefrom, including any Transaction Fee, any amount by which the actual purchase price of the missing securities exceeds the Additional Cash Deposit or the market value of such securities on the day the purchase order was deemed received by the Distributor, as well as brokerage and related transaction costs.  The Trust will return any unused portion of the Additional Cash Deposit once all of the missing securities have been received by the Trust.  The delivery of Creation Units so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Units.  The Trust reserves the absolute right to reject a creation order transmitted to it by the Transfer Agent in respect of an ETF if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Shares, would own 80% or more of the currently outstanding Shares of an ETF; (iii) the securities delivered do not conform to the In-Kind Creation Basket for the relevant date; (iv) acceptance of the In-Kind Creation Basket would have adverse tax consequences to the ETF; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise in the discretion of the Trust or the Manager have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances that are outside the control of the Trust, Custodian, Distributor and Manager make it practically impossible to process creation orders.  Examples of such circumstances include acts of God, public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Manager, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events.

Redeeming Creation Units

Fund Redemptions.  ETF Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by an ETF through the Transfer Agent and only on a Business Day.  The redemption proceeds for a Creation Unit will consist of the In-Kind Redemption Basket and a Cash Redemption Amount, or a Cash Redemption Amount that includes an all cash payment.  In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The redemption proceeds for a Creation Unit generally consist of the In-Kind Redemption Basket and a Cash Redemption Amount, which consists of a Balancing Amount and a Transaction Fee.

The Balancing Amount reflects the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Redemption Basket.  If the NAV per Creation Unit exceeds

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the market value of the securities in the In-Kind Redemption Basket, the ETF pays the Balancing Amount to the redeeming investor.  By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Redemption Basket, the redeeming investor pays the Balancing Amount to the ETF.

BNY Mellon, in a portfolio composition file sent via the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the portfolio securities in the current In-Kind Redemption Basket (subject to possible amendment or correction).  The In-Kind Redemption Basket on a particular Business Day may not be identical to the In-Kind Creation Basket for that day.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the ETF’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Placement of Redemption Orders Using Clearing Process.  Orders to redeem Creation Units through the Clearing Process are deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed.  Orders deemed received will be effectuated based on the NAV of the ETF as next determined.  An order to redeem Creation Units using the Clearing Process made in proper form but received by the Trust after 4:00 p.m. Eastern time, will be deemed received on the next Business Day and will be effected at the NAV next determined on such next Business Day.  The applicable In-Kind Redemption Basket and the Cash Redemption Amount will be transferred to the investor by the third NSCC business day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process.  Orders to redeem Creation Units outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of ETF Shares directly through DTC.  Such orders are deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on the Transmittal Date; (ii) such order is accompanied or followed by the delivery of both (a) the Creation Unit(s), which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off Time on the Business Day immediately following the Transmittal Date and (b) the Cash Redemption Amount by 12:00 p.m., Eastern time on the Business Day immediately following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed.  After the Trust has deemed such an order received, the Trust will initiate procedures to transfer, and expect to deliver, the requisite In-Kind Redemption Basket and any Cash Redemption Amount owed to the redeeming party by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

In the event that the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Units to be redeemed to the Transfer Agent, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing Shares as soon as possible.  Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked-to-market daily) at least equal to 105% of the value of the missing Shares, which the Manager may change from time to time.

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The current procedures for collateralization of missing Shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by the Custodian and marked-to-market daily, and that the fees of the Custodian and any relevant sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant.  The Authorized Participant’s agreement will permit the Trust, on behalf of the relevant ETF, to purchase the missing Shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such Shares and the value of the collateral.

The calculation of the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian computed on the Business Day on which a redemption order is deemed received by the Trust.  Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant or an Authorized Participant with the ability to transact through the Federal Reserve System, as applicable, not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the ETF are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date.  If, however, either: (i) the requisite number of Shares of the relevant ETF are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date.  In such case, the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the ETF Shares of the relevant ETF are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the securities in the In-Kind Redemption Basket, the Trust may in its discretion exercise its option to redeem such ETF Shares in cash, and the redeeming beneficial owner will be required to receive its redemption proceeds in cash.  In addition, an investor may request a redemption in cash that an ETF may, in its sole discretion, permit.  In either case, the investor will receive a cash payment equal to the NAV of its ETF Shares based on the NAV of Shares of the relevant ETF next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the ETF’s brokerage and other transaction costs associated with the disposition of securities in the In-Kind Redemption Basket).  An ETF may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the In-Kind Redemption Basket, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV.  Redemptions of ETF Shares for the In-Kind Redemption Basket will be subject to compliance with applicable federal and state securities laws and the ETF (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific securities in the In-Kind Redemption Basket upon redemptions or could not do so without first registering the securities in the In-Kind Redemption Basket under such laws.  An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the In-Kind Redemption Basket applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash.  The Authorized Participant may request the redeeming beneficial owner of the ETF Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

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DETERMINATION OF NET ASSET VALUE

The net asset value, or NAV, of Shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time.  An ETF’s NAV per Share is computed by dividing the net assets by the number of Shares outstanding.

TAXATION

The following supplements the tax information contained in the Prospectus.

For federal income tax purposes, each ETF is treated as a separate corporate entity and has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code.  Such qualification generally relieves each ETF of liability for federal income taxes to the extent its earnings are distributed in accordance with applicable requirements.  If, for any reason, an ETF does not qualify for a taxable year for the special federal tax treatment afforded regulated investment companies, the ETF would be subject to federal tax on all of its taxable income at regular corporate rates, without any deduction for dividends to shareholders.  In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of such ETF’s current and accumulated earnings and profits and would be eligible for taxation at reduced rates through 2010 for non-corporate shareholders and for the dividends received deduction available in some circumstances to corporate shareholders.  Moreover, if an ETF were to fail to make sufficient distributions in a year, the ETF would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the ETF could be disqualified as a regulated investment company.

A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute currently an amount equal to at least 98% of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses), if any.  Each ETF intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the TF on December 31 of such year if such dividends are actually paid during January of the following year.

The tax principles applicable to transactions in financial instruments and futures contacts and options that may be engaged in by the ETF and investments in passive foreign investment companies (“PFICs”) are complex and, in some cases, uncertain.  Such transactions and investments may cause the ETF to recognize taxable income prior to the receipt of cash, thereby requiring the ETF to liquidate other positions or to borrow money so as to make sufficient distributions to shareholders to avoid corporate-level tax.  Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.  In addition, in the case of any shares of a PFIC in which the ETF invests, the ETF may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the ETF fails to make an election to recognize income annually during the period of its ownership of the PFIC shares.

Special rules govern the federal income tax treatment of certain transactions denominated in a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar.  The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option, or similar financial instrument if such instrument is not marked to market.  The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a

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transaction subject to the special currency rules.  However, foreign currency-related regulated futures contracts and non-equity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply.  With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss.  A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts, and options that are capital assets in the hands of the taxpayer and which are not part of a straddle.  The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a “Section 988 hedging transaction” will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code.  Any gain or loss attributable to the foreign currency component of a transaction engaged in by the ETF which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

Dividends and interest received, and gains realized, by an ETF on foreign securities may give rise to withholding and other taxes imposed by foreign countries.  Tax conventions between certain countries and the United States may reduce or eliminate such taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

The ETF will be required in certain cases to impose “backup withholding” on taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the ETF when required to do so either that they are not subject to backup withholding or that they are “exempt recipients.”  Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided.

As a result of tax requirements, the Trust on behalf of each ETF has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the ETF and if, pursuant to section 351 of the Code, the ETF would have a basis in the transferred securities different from the market value of such securities on the date of deposit.  The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Except as described below, dividends paid by an ETF to non-U.S. Shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and net short-term capital gains.  In order to obtain a reduced rate of withholding, a non-U.S. Shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty.  The withholding tax does not apply to regular dividends paid to a non-U.S. Shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. Shareholder’s conduct of a trade or business within the United States.  Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. Shareholder were a U.S. Shareholder.  A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate).  A non-U.S. Shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, withholding tax will not apply to any distributions to a non-U.S. Shareholder of net long-term capital gains over net short-term capital loss, or, through December 31, 2010, “interest-related dividends” and “short-term capital gain” dividends, or upon such a shareholder’s sale or other disposition of Shares.

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Income and Gains from Investments in REITs.  Dividends an ETF receives from REITs are “qualified dividend income” (as described in the Prospectus) only in limited circumstances.

An ETF may invest in REITs that (1) hold residual interests in real estate mortgage investment conduits (“REMICs”) or (2) engage in mortgage securitization transactions that cause the REITs to be taxable mortgage pools (“TMPs”) or have a qualified REIT subsidiary that is a TMP.  A portion of the net income allocable to REMIC residual interest holders may be an “excess inclusion.”  The Code authorizes the issuance of regulations dealing with the taxation and reporting of excess inclusion income of REITs and regulated investment companies that hold residual REMIC interests and of REITs, or qualified REIT subsidiaries, that are TMPs.  Although those regulations have not yet been issued, in 2006 the Treasury Department and the Internal Revenue Service (“IRS”) issued a notice (“Notice”) announcing that, pending the issuance of further guidance, the IRS would apply the principles in the following paragraphs to all excess inclusion income, whether from REMIC residual interests or TMPs.

The Notice provides that a REIT must (1) determine whether it or its qualified REIT subsidiary (or a part of either) is a TMP and, if so, calculate the TMP’s excess inclusion income under a “reasonable method,” (2) allocate its excess inclusion income to its shareholders generally in proportion to dividends paid, (3) inform shareholders that are not “disqualified organizations” (i.e., governmental units and tax-exempt entities that are not subject to the unrelated business income tax) of the amount and character of the excess inclusion income allocated thereto, (4) pay tax (at the highest federal income tax rate imposed on corporations) on the excess inclusion income allocated to its disqualified organization shareholders, and (5) apply the withholding tax provisions with respect to the excess inclusion part of dividends paid to foreign persons without regard to any treaty exception or reduction in tax rate.  Excess inclusion income allocated to certain tax-exempt entities (including qualified retirement plans, individual retirement accounts, and public charities) constitutes unrelated business taxable income to them.

A regulated investment company with excess inclusion income is subject to rules identical to those in clauses (2) through (5) (substituting “that are nominees” for “that are not ‘disqualified organizations’” in clause (3) and inserting “record shareholders that are” after “its” in clause (4)).  The Notice further provides that a regulated investment company is not required to report the amount and character of the excess inclusion income allocated to its shareholders that are not nominees, except that, (1) a regulated investment company with excess inclusion income from all sources that exceeds 1% of its gross income must do so and (2) any other regulated investment company must do so by taking into account only excess inclusion income allocated to the regulated investment company from REITs the excess inclusion income of which exceeded 3% of its dividends.  An ETF will not invest directly in REMIC residual interests and does not intend to invest in REITs that, to its knowledge, invest in those interests or are TMPs or have a qualified REIT subsidiary that is a TMP.

After calendar year-end, REITs can and often do change the category (e.g., ordinary income dividend, capital gain distribution, or return of capital) of the distributions they have made during that year, which would result at that time in an ETF’s also having to re-categorize some of the distributions it made to its shareholders.  These changes would be reflected in your annual IRS Form 1099, together with other tax information.  Those forms generally will be distributed to you in February of each year, although an ETF may, in one or more years, request from the IRS an extension of time to distribute those forms until mid-March to enable it to receive the latest information it can from the REITs in which it invests and thereby accurately report that information to you on a single form (rather than having to send you an amended form).

The foregoing discussion is based on federal tax law and regulations that are in effect on the date of this SAI; such law and regulations may be changed by legislative or administrative action, possibly retroactively.  Shareholders are advised to consult their tax advisers concerning their specific situations and the application of state, local and foreign taxes.

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FINANCIAL STATEMENTS

The Financial Statements for the RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF and RP Financials ETF for the fiscal year ended October 31, 2009 are incorporated by reference to the Annual Report to Shareholders of the ETFs for the period ended October 31, 2009. Such Financial Statements have been incorporated herein in reliance upon such reports and on the authority of KMPG LLP as experts in accounting and auditing.  The Annual Report is available upon request without charge by contacting the ETFs at the address or telephone number set forth on the cover page of this SAI or at www.grailadvisors.com.

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Appendix A

Proxy Voting Policies and Procedures for the Trust

GRAIL ADVISORS ETF TRUST

Proxy Voting Policies and Procedures

Grail Advisors ETF Trust (the “Trust”) has adopted these Proxy Voting Policies and Procedures (the “Trust Policy”), as set forth below, in recognition of the fact that proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion in order to advance the best interests of shareholders of the series of the Trust (“Funds”).

The Funds are managed by Grail Advisors, LLC (“Manager”).  The Manager may retain a proxy voting service (“Proxy Voting Service”) to provide assistance regarding the objective review and voting of proxies on any assets held by the Funds that invest primarily in the securities of domestic issuers consistent with these Policies.

Shareholders of the Funds expect the Trust to vote proxies received from issuers whose voting securities are held by a Fund.  The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust’s and its shareholders’ investments.  For all of the Funds, the Manager seeks to ensure that proxies are voted in the best interests of the Trust, Fund and Fund shareholders.

I.                                        Delegation of Proxy Voting to Sub-advisers

Each of the Funds whose portfolio is managed by a sub-adviser (“Sub-Adviser”) shall vote all proxies relating to securities held by the Fund and, in that connection subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by the Sub-Adviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”).  For securities in the portfolio of a Fund that is managed by more than one Sub-Adviser, each Sub-Adviser shall make voting decisions pursuant to their own proxy voting policies and procedures, as adopted in conformance with the Advisers Act for their respective portions of the Fund’s portfolio, except that, to the extent such a Fund has a primary Sub-Adviser (“Primary Sub-Adviser,” and with respect to each Fund a subset of the Fund’s Sub-Advisers), the securities of the Fund may be voted pursuant to the policies and procedures adopted by the Primary Sub-Adviser in conformance with the Advisers Act or, with respect to the various Sub-Advisers’ portions of the Fund’s portfolio, pursuant to each Sub-Adviser’s proxy voting policies and procedures, as adopted in conformance with the Advisers Act.

Except as noted below, the Trust Policy with respect to a Fund shall be the same as that adopted by the Primary Sub-Adviser or Sub-Adviser, as applicable, with respect to voting proxies held by its clients (the “Sub-Adviser Policy”).  Each Sub-Adviser Policy, as it may be amended from time to time, is hereby incorporated by reference into the Trust Policy.

II.                                    Material Conflicts of Interest

If (i) a Sub-Adviser knows that a vote presents a material conflict between the interests of: (a) shareholders of the Fund and (b) the Fund’s investment advisers (including Sub-Advisers), principal underwriter, or any of their affiliated persons, and (ii) the Sub-Adviser does not propose to vote on the particular issue in the manner prescribed by its Sub-Adviser Policy, then the Sub-Adviser will follow the material conflict of interest procedures set forth in its Sub-Adviser Policy when voting such proxies.

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If a Sub-Adviser Policy provides that in the case of a material conflict of interest between Fund shareholders and another party, the Sub-Adviser will ask the Board of Trustees of the Trust (“Board”) to provide voting instructions, the Sub-Adviser, in its discretion, shall vote the proxies as recommended by an independent third party or according to its own proxy voting policy, or the Sub-Adviser shall abstain from voting the proxies altogether.

III.                                Securities Lending Program

Certain of the Funds may participate in a securities lending program through a lending agent.  When a Fund’s securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion.  Where a Sub-Adviser determines, however, that a proxy vote may be material to the Fund or Trust, the Sub-Adviser should request that the Trust recall the security for the purposes of the Sub-Adviser voting the security.

IV.                               Disclosure of Proxy Voting Policies and Procedures in the Trust’s Statement of Additional Information (“SAI”)

The Trust shall include in its SAI a summary of the Trust Policy and of each Sub-Adviser Policy.  In lieu of including a summary of policy, the Trust may include the policies in full.

V.                                   Disclosure of Proxy Voting Policies and Procedures in Annual and Semi-Annual Shareholder Reports

The Trust shall disclose in its annual and semi-annual shareholder reports that a description of the Trust Policy and the Trust’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (“SEC”) website, and without charge, upon request, by calling a specified toll-free telephone number.  The Trust will send the foregoing documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

VI.                               Filing of Proxy Voting Record on Form N-PX

The Trust will annually file its complete proxy voting record with the SEC on Form N-PX.  The Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.

VII.                           Manager, Sub-Adviser and Trust CCO Responsibilities

The Trust has delegated proxy voting authority with respect to Fund portfolio securities to the Fund’s Sub-Adviser(s), as set forth above.  Consistent with this delegation, each Sub-Adviser is responsible for the following:

1)             Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that the Sub-Adviser votes portfolio securities in the best interest of shareholders of the Fund owning the portfolio securities voted.

2)             Providing the Manager, through a Primary Sub-Adviser, as applicable, with a quarterly certification indicating that the Sub-Adviser did vote proxies of the Fund in a manner consistent with the Sub-Adviser Policy.  If the Sub-Adviser voted any proxies in a manner inconsistent with the Sub-Adviser Policy, the Sub-Adviser will promptly provide the Manager with a report detailing the exceptions prior to the end of the quarter in which the exceptions occurred.

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3)             Providing the Manager, through a Primary Sub-Adviser, as applicable, with a copy and description of the Sub-Adviser Policy prior to being approved by the Board as a Sub-Adviser for the Fund, accompanied by a certification that represents that the Sub-Adviser Policy has been adopted in conformity with Rule 206(4)-6 under the Advisers Act.  Thereafter, providing the Manager with notice of any amendment or revision to the Sub-Adviser Policy or with a description thereof.

4)             The Manager is required to report all material changes to a Sub-Adviser Policy quarterly to the Board.

5)             The annual written compliance report of the Trust’s Chief Compliance Officer (“CCO”) to the Board will contain a summary of the material changes to each Sub-Adviser Policy during the period covered by the report.

VIII.                       Review Responsibilities

The Trust may retain a proxy voting service (“Proxy Voting Service”) to coordinate, collect, and maintain all proxy-related information, and to prepare and file the Trust’s reports on Form N-PX with the SEC.

The Manager or, where applicable, a Primary Sub-Adviser will review the Funds’ voting records maintained by the Proxy Voting Service in accordance with the following procedures:

1)             Receive a file with the proxy voting information directly from the Sub-Adviser, as applicable, on a quarterly basis.

2)             Select a sample of proxy votes from the files submitted and examine them against the Proxy Voting Service files for accuracy of the votes.

To the extent that a Primary Sub-Adviser takes responsibility for reviewing a Fund’s voting records pursuant to this paragraph, the Primary Sub-Adviser will report the results of its review to the Manager.  The Trust will deliver instructions to shareholders on how to access proxy voting information in the Trust’s semi-annual and annual shareholder reports.

IX.                               Proxy Voting Service Responsibilities

Aggregation of Votes:

The Proxy Voting Service’s proxy disclosure system will collect Fund-specific voting records, including votes cast by multiple Sub-Advisers or third party voting services.

Reporting:

The Proxy Voting Service’s proxy disclosure system will provide the following reporting features:

1)             multiple report export options;

2)             report customization by Fund, account, portfolio manager, security, etc.; and

3)             account details available for vote auditing.

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X.                                   Form N-PX Preparation and Filing

Fund Administrator will be responsible for oversight and completion of the filing of the Trust’s reports on Form N-PX with the SEC.  The Proxy Voting Service will prepare the EDGAR version of Form N-PX and will submit it to Fund Administrator for review and approval prior to filing with the SEC; the Fund Administrator in turn will submit it to the Trust for review and approval prior to filing with the SEC.  Upon the approval of the Trust and Fund Administrator, the Proxy Voting Service will file Form N-PX for each twelve-month period ended June 30.  The filing for each year will be made with the SEC on or before August 31 of that year.

XI.                               Recordkeeping

Records of all votes will be maintained by Proxy Voting Service.  Documentation of all votes for the Trust will be maintained by the Manager and/or the Proxy Voting Service. Such documentation will include the recommendations of the Sub-Advisers along with pertinent supporting comments and letters, the Trust Policy, any additional information gathered by the Manager, minutes from any meeting at which the Board considered a proxy voting matter, the conclusion of the Board and the Trust’s final vote.

Adopted: March 18, 2009

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Appendix B

Proxy Voting Policies and Procedures for RP and Wedgewood

RP Advisors, LLC - Policies and Procedures

Proxy Voting

Policy

RP Advisors, LLC (“RP”) as a matter of policy and as a fiduciary to its clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of its clients.  RP maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about its proxy policies and practices. RP’s policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies, maintain relevant and required records and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities.

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisors registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 under the Investment Advisors Act of 1940, as amended (“Advisors Act”)  to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an advisor addresses material conflicts that may arise between an advisor’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the advisor with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the advisor’s proxy voting activities when the advisor does have proxy voting authority.

Proxy Voting Procedures & Guidelines for Funds Directly Managed by RP

With respect to any funds directly managed by RP, RP has adopted the following procedures and guidelines to implement the firm’s policy and reviews these procedures and guidelines to monitor and ensure that the firm’s policy is observed, implemented properly and amended or updated, as appropriate.

Voting Procedures

•                  All employees will forward any proxy materials received on behalf of clients to RP’s Chief Compliance Officer (“RP’s CCO”);

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•                  RP’s CCO will determine how RP should vote the proxy in a timely and appropriate manner according to the below voting guidelines;

•                  RP’s CCO may, in his or her discretion, employ a credible third-party service to coordinate, collect and maintain any proxy related material and to prepare and file RP’s votes.

Voting Guidelines

•                  In the absence of specific voting guidelines or other qualifying restrictions from a client, RP will vote all proxies from a specific issuer the same way for each client.  Clients are permitted to place reasonable restrictions on RP’s voting authority in the same manner that they may place such restrictions on the actual selection of account securities.

•                  RP will generally vote in favor of routine corporate proposals including but not limited to the election of directors and selection of auditors.

•                  RP will generally vote against proposals that cause board members to become entrenched or cause unequal voting rights.

•                  With respect to all other proposals, RP will consider the effect of such proposals on shareholder value and the issuer’s business practices as well as the opinion of management and the effect on management of the proposal and will vote, on a case-by-case basis, in a manner that RP considers consistent with the best economic interests of its clients.

Voting Different from Proxy Guidelines

A portfolio manager or other party involved with a client’s account may conclude that the best interest of a client requires that a proxy be voted in a manner that differs from the above Voting Guidelines.  In this situation, he or she may request that RP consider voting the proxy other than according to such Voting Guidelines.  If any person, group, or entity requests that RP vote a proxy other than according to the predetermined Voting Guidelines, that person will furnish to RP a written explanation of the reasons for the request and a description of the person’s, group’s, or entity’s relationship, if any, with the parties proposing and/or opposing the matter’s adoption. RP may consider such request in its determination of a given vote, subject to the conflicts of interest procedures discussed below.

Abstaining from Voting a Proxy with respect to non-U.S. Securities

With respect to non-U.S. securites, RP may abstain from voting a client proxy for cost or other reasons.  RP will weigh the costs and benefits of voting proxy proposals relating to non-U.S. securities and will make an informed decision as to whether voting a given proxy proposal is prudent and solely in the interests of its clients.  RP’s decision in such circumstances will take into account the effect that the proxy vote, either by itself or together with other votes, is expected to have on the value of the client’s investment and whether this expected effect would outweigh the cost of voting.

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Delegation of Proxy Voting to Sub-Advisors of RP

With respect to funds that are managed by a sub-advisor to RP (“Sub-Advisor”), the Sub-Advisor shall make voting decisions pursuant to their own proxy voting policies and procedures, as adopted in compliance with the Advisors Act and reasonably designed to ensure that the Sub-Advisor votes portfolio securities in the best interest of the clients owning the portfolio securities voted (“Sub-Advisor Policy”).

Sub-Advisor Responsibilities

To the extent RP has delegated proxy voting authority to a Sub-Advisor, as set forth above, the Sub-Advisor shall be responsible for the following:

1)  Implementing its Sub-Advisor Policy.

2)  Providing RP with a copy and description of its Sub-Advisor Policy as accompanied by a certification that represents that the Sub-Advisor Policy has been adopted in conformity with the Advisors Act.  Thereafter, providing RP with notice of any amendment or revision to the Sub-Advisor Policy and a description thereof.

3)  Providing RP with a quarterly certification indicating that the Sub-Advisor did vote proxies in a manner consistent with the Sub-Advisor Policy.  If the Sub-Advisor voted any proxies in a manner inconsistent with the Sub-Advisor Policy, the Sub-Advisor will promptly provide RP with a report detailing the exceptions prior to the end of the quarter in which the exceptions occurred.

4)  Providing RP a copy of each written request from a client for information on how the Sub-Advisor voted such client’s proxies, and a copy of any written response.

Conflicts of Interest

RP will identify any conflicts that exist between its interests and those of its clients by reviewing the relationship of RP, any of RP’s employees and any Sub-Advisors with the issuer of each security to determine if there is any material financial, business or personal relationship with the issuer.

If a material conflict of interest exists, RP’s CCO will, in its discretion, (i) determine the most appropriate manner in which to address the conflict in a manner consistent with the best interests of RP’s clients and in a manner not affected by the conflict of interest including, but not limited to, voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation and (ii) maintain a record of the voting resolution of any conflict of interest.

Securities Lending Program

RP or its Sub-Advisors may, on behalf of its clients, participate in a securities lending program through a lending agent with respect to certain of the securities in portfolios managed by RP or its Sub-Advisors.  To the extent any of such securities are out on loan, such securities would be transferred into the borrower’s name and would, in most circumstances, be voted by the borrower, in its discretion.  To the extent that RP or a Sub-Advisor determines that a proxy vote

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is, in its discretion, material, RP or the Sub-Advisor will recall the security for the purposes of voting the proxy.

Disclosure

RP will disclose a summary of its proxy voting policies and procedures including a statement that clients may request information regarding how RP voted a client’s proxies and that clients may request a complete copy of these policies and procedures.

Client Requests for Information

All client requests for information regarding proxy votes, or policies and procedures, received by any employee will be forwarded to RP’s CCO.

In response to any such request, RP’s CCO will prepare a written response to the client with the information requested and, as applicable, will include the name of the issuer, the proposal voted upon, and how RP and its respective Sub-Advisors voted the client’s proxy with respect to each proposal about which client inquired.

Recordkeeping

RP’s CCO shall retain the following proxy records in accordance with the SEC’s five-year retention requirement.

•                  These policies and procedures and any amendments;

•                  Proxy statements received for client securities;

•                  Records of votes cast on behalf of clients;

•                  Any document RP or its respective Sub-Advisors created that was material to making a decision how to vote proxies, or that memorializes that decision; and

•                  A copy of each written request from a client for information on how RP or its respective Sub-Advisor(s) voted such client’s proxies, and a copy of any written response.

Where possible RP shall rely on the SEC’s electronic EDGAR system rather than maintaining its own copies.  With respect to proxy statements and records of votes cast by RP or any Sub-Advisor, rather than maintaining its own copies, RP shall rely on records maintained by a third party such as a proxy voting service approved by RP’s CCO, provided that RP shall obtain an undertaking from such third party to provide a copy of these records promptly upon request.

Adopted:  August 25, 2009

Wedgewood - Policies and Procedures

Proxy Voting

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Policy

Wedgewood Partners, Inc., as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of third party accounts.  Wedgewood/Ridge Clearing clients receive voting proxies direct. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm’s proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

Responsibility

Sheila Godfrey has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

Procedure

Wedgewood Partners, Inc. has adopted procedures to implement the firm’s policy and reviews to monitor and insure the firm’s policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

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Voting Procedures

•                 All employees will forward any proxy materials received on behalf of clients to Sheila Godfrey;

•                 Absent material conflicts, Sheila Godfrey will determine how Wedgewood Partners, Inc. should vote the proxy in accordance (always with management), complete the proxy and vote the proxy in a timely and appropriate manner.

Disclosure

•                 Wedgewood Partners, Inc. will provide conspicuously displayed information in its Disclosure Document summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how Wedgewood Partners, Inc. voted a client’s proxies, and that clients may request a copy of these policies and procedures.

•                 Sheila Godfrey upon request will also send a copy of this summary to all existing clients who have previously received Wedgewood Partners, Inc.’s Disclosure Document; or Sheila Godfrey may send each client the amended Disclosure Document. Either mailing shall highlight the inclusion of information regarding proxy voting.

Client Requests for Information

•                 All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to Sheila Godfrey.

•                 In response to any request Sheila Godfrey will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how Wedgewood Partners, Inc. voted the client’s proxy with respect to each proposal about which client inquired.

Voting Guidelines

•                 In the absence of specific voting guidelines from the client, Wedgewood Partners, Inc. will vote proxies in the best interests of each particular client. Wedgewood Partners, Inc.’s policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on Wedgewood Partners, Inc.’s voting authority in the same manner that they may place such restrictions on the actual selection of account securities.

•                 Wedgewood Partners, Inc. will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by an auditors non-audit services.

•                 Wedgewood Partners, Inc. will generally vote against proposals that cause board members to become entrenched or cause unequal voting rights.

•                 In reviewing proposals, Wedgewood Partners, Inc. will further consider the opinion of management and the effect on management, and the effect on shareholder value and the issuer’s business practices.

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Conflicts of Interest

•                 Wedgewood Partners, Inc. will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of Wedgewood Partners, Inc. with the issuer of each security to determine if Wedgewood Partners, Inc. or any of its employees has any financial, business or personal relationship with the issuer.

•                 If a material conflict of interest exists, Sheila Godfrey will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

•                 Wedgewood Partners, Inc. will maintain a record of the voting resolution of any conflict of interest.

Recordkeeping

Sheila Godfrey shall retain the following proxy records in accordance with the SEC’s five-year retention requirement.

•                 These policies and procedures and any amendments;

•                 Any document Wedgewood Partners, Inc. created that was material to making a decision how to vote proxies, or that memorializes that decision including period reports to the General Manager;

•                 A copy of each written request from a client for information on how Wedgewood Partners, Inc. voted such client’s proxies, and a copy of any written response.

•                 Chief Compliance Officer/Anthony Guerrerio

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Appendix C

Description Of Securities Ratings

A.	Long-Term Ratings

1.	Moody’s Investors Service — Long-Term Corporate Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note

Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.	Standard and Poor’s — Long-Term Issue Credit Ratings (including Preferred Stock)

Issue credit ratings are based, in varying degrees, on the following considerations:
• Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
• Nature of and provisions of the obligation;
• Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws

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affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C

A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms.

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D

An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note	Plus (+) or minus (-). The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

3.	Fitch — International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA

Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. ‘BBB’ ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

Speculative Grade

BB

Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

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B

Highly speculative.  ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC	Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC	Default of some kind appears probable.

C	Default is imminent.

RD	Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

• Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

• The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor;

• The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC-C’ categories.

Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

Note

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

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B.	Preferred Stock Ratings

1.	Moody’s Investors Service

aaa

An issue which is rated “aaa” is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa

An issue which is rated “aa” is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

a

An issue which is rated “a” is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the “aaa” and “aa” classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa

An issue which is rated “baa” is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba

An issue which is rated “ba” is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b

An issue which is rated “b” generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa	An issue which is rated “caa” is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca	An issue which is rated “ca” is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c	This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note

Moody’s applies numerical modifiers 1, 2, and 3 in each rating classification; The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

C.	Short Term Ratings

1.	Moody’s Investors Service

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term

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debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note	Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

2.	Standard and Poor’s

A-1

A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1

A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2

A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3	A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and

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the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C

A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note

Dual Ratings. Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

3.	Fitch

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Note

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues

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within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

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Grail Advisors Actively Managed ETFs

Grail American Beacon Large Cap Value ETF (GVT)

Grail American Beacon International Equity ETF* (GFL)

*  Not open for investment

This Prospectus provides important information about the ETFs that you should know before investing.  Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Shares of the Large Cap Value ETF are listed and traded on NYSE Arca, Inc.

www.grailadvisors.com	1-415-677-5870

TABLE OF CONTENTS

Page

FUND SUMMARIES

LARGE CAP VALUE ETF	19

INTERNATIONAL EQUITY ETF	20

ADDITIONAL INFORMATION ABOUT PURCHASE AND SALE OF FUND SHARES

TAXES AND FINANCIAL INTERMEDIARIES	13

ETF MANAGEMENT	14

OTHER SERVICE PROVIDERS	21

BUYING AND SELLING ETF SHARES	22

ACTIVE INVESTORS AND MARKET TIMING	26

DISTRIBUTION AND SERVICE PLAN	26

NET ASSET VALUE	26

ETF WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS	27

SECTION 12(d)(1) INFORMATION	28

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES	28

FINANCIAL HIGHLIGHTS	31

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the Statement of Additional Information dated March 1, 2010 (which is incorporated by reference into this Prospectus and is legally a part of this Prospectus) and, if given or made, such information or representations may not be relied upon as having been authorized by us.

This Prospectus describes the Grail American Beacon Large Cap Value ETF (“Large Cap Value ETF”) and Grail American Beacon International Equity ETF (“International Equity ETF” and together with the Large Cap Value ETF, the “ETFs”), each of which is a series of Grail Advisors ETF Trust (“Trust”). Grail Advisors, LLC is each ETF’s investment manager (“Manager). Each ETF is an actively managed “exchange traded fund.” The ETFs are designed for investors who seek exposure to a relatively low-cost actively managed portfolio of equity securities and differ from index ETFs and mutual funds in important ways.  Whereas index-based ETFs seek to replicate the holdings of a specified index, each ETF uses an actively managed investment strategy to meet its investment objective.  Unlike mutual funds, shares of the ETFs (“Shares”) are not individually redeemable securities.  Rather, each ETF issues and redeems Shares on a continuous basis at net asset value (“NAV”) only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”.  Further, unlike mutual funds, Shares are listed for trading on NYSE Arca, Inc. (“Exchange”).  Once created, Shares generally trade in the secondary market at market prices that change throughout the day, based on the supply of, and demand for, Shares and on changes in the prices of an ETF’s portfolio holdings.  The market price of Shares may be different from their NAV.  For more information about these differences, see “Additional Information about the ETFs” on page [xx].

2

Fund Summary

Large Cap Value ETF

INVESTMENT OBJECTIVE

Long-term capital appreciation and current income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the ETF.

Shareholder Fees (fees paid directly from your investment	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee:	0.50%
Distribution and/or service (12b-1) fees:	0.00%
Other Expenses: (1)	11.60%
Total Annual Fund Operating Expenses:	12.10%
Less: Expense Reduction/Reimbursement: (2)	(11.31)%
Net Annual Operating Expenses:	0.79%

Example

The following example is intended to help you compare the cost of investing in the ETF with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the ETF provides a return of 5% a year and that operating expenses remain the same.  This example does not reflect the brokerage commissions that you may pay to buy and sell Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years

$81	$2,427	$4,451	$8,382

(1)  Other Expenses are based on estimated amounts for the current fiscal year.

(2)  The Manager has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the ETF to 0.79% of the ETF’s average net assets (“Expense Cap”).  The Expense Cap will remain in effect until at least February 28, 2011.  The expense cap  may be terminated earlier only upon the approval of the Board. The Manager may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

PORTFOLIO TURNOVER

The ETF may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF’s performance.  During the most recent fiscal year, the ETF’s portfolio turnover rate was 18.41% of the average value of its portfolio.

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PRINCIPAL INVESTMENT STRATEGIES

Ordinarily, at least 80% of the ETF’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of large market capitalization U.S. companies.  These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000® Index* at the time of investment.  The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization.  As of December 31, 2009, the market capitalizations of the companies in the Russell 1000 Index ranged from $261 million to $332.7 billion.  The ETF’s investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as “stocks”).

The ETF’s assets are currently allocated among three investment sub-advisers:

Brandywine Global Investment Management, LLC

Hotchkis and Wiley Capital Management, LLC

Metropolitan West Capital Management, LLC

The ETF’s investment sub-advisers select stocks that, in their opinion, have most or all of the following characteristics (relative to the Russell 1000® Index):

•                 above-average earnings growth potential,

•                 below-average price to earnings ratio,

•                 below-average price to book value ratio, and

•                 above-average dividend yields.

Each of the ETF’s investment sub-advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends.  The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks.  The Manager and American Beacon Advisors, Inc. (“ABA”) believe that this strategy will help the ETF outperform other investment styles over the longer term while minimizing volatility and downside risk.

If, for any reason, one of the investment sub-advisers listed above no longer serves as investment sub-adviser to the ETF, the Manager and ABA will seek to employ alternative arrangements so that the ETF’s assets will continue to be allocated and managed in at least three separate portions.  These arrangements may, but need not, include: engaging a new investment sub-adviser and seeking any required shareholder approvals, as necessary, actively managing a portion of the ETF’s assets directly, or investing a portion of the ETF’s assets in a pooled investment vehicle in accordance with the ETF’s investment objective and strategies, and applicable law.

The ETF may lend its securities to broker-dealers and other institutions to earn additional income.

Under adverse market conditions, the ETF may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations.  Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories

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by one rating organization if it is the only organization rating that security.  To the extent that the ETF invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the ETF has a policy of investing at least 80% of its assets in securities that are consistent with the ETF’s name.

*  Russell 1000 Index is a registered trademark of Frank Russell Company.

PRINCIPAL RISKS

ETF Risk.  The Shares may trade above or below their NAV.  The NAV of the ETF will generally fluctuate with changes in the market value of the ETF’s holdings.  The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange.  The trading price of Shares may deviate significantly from NAV during periods of market volatility.  The Manager cannot predict whether Shares will trade below, at or above their NAV.  Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the ETF.  However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the ETF’s portfolio holdings are disclosed on a daily basis, the Manager believes that large discounts or premiums to the NAV of Shares should not be sustained.

Foreign Investing Risk.  Foreign investing carries potential risks not associated with domestic investments.  Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) social, political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) less availability of information for an investment sub-adviser to determine a company’s financial condition.

Management Risk.  Securities selected by the investment sub-adviser for the ETF may not perform to expectations.  This could result in the ETF’s underperformance compared to other funds with similar investment objectives.

Market Risk.  Since the ETF invests most or a substantial portion of its assets in stocks, it is subject to stock market risk.  Market risk involves the possibility that the value of the ETF’s investments in stocks will decline due to drops in the stock market.  In general, the value of the ETF will move in the same direction as the overall stock market in which the ETF invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Multi-Manager Risk.  Because each investment sub-adviser makes investment decisions independently, it is possible that the security selection process of the investment sub-advisers may not complement one another.  As a result, the ETF’s exposure to a given security, industry sector or market capitalization could be smaller or larger than would be the case if the ETF were managed by a single sub-adviser.

Recent Market Events Risk.  Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the ETF.

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Securities Lending Risk.  The ETF may make secured loans of its portfolio securities.  Borrowers of the ETF’s securities may provide collateral in the form of cash that is reinvested in securities.  The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers.  In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the ETF’s ability to vote proxies or to settle transactions.  To the extent the ETF lends its securities, it may be subject to these risks.

Temporary Defensive Position Risk.  Under adverse market conditions, the ETF may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations.  A larger percentage of such investments could moderate the ETF’s investment results.  The ETF may not achieve its investment objective using this type of investing.

Trading Risk.  Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained.  In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.  Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules.  There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the ETF will continue to be met or will remain unchanged.

Value Stock Risk.  Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down.  While the ETF’s investments in value stocks may limit its downside risk over time, the ETF may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

PERFORMANCE

Because the ETF has not yet completed a calendar year of investment operations, performance information is not yet available. The ETF’s past performance is not necessarily an indication of how the ETF will perform in the future.  For current performance information, please visit www.grailadvisors.com.

INVESTMENT ADVISER

Grail Advisors, LLC is the investment manager for the ETF. American Beacon Advisors, Inc.(“ABA”)  is the primary sub-adviser of the ETF and  Metropolitan West Capital Management, LLC, Hotchkis and Wiley Capital Management, LLC and Brandywine Global Investment Management, LLC, serve as the investment sub-advisers of the ETF.

PORTFOLIO MANAGER

William F. Quinn and Wyatt L. Crumpler are the leading portfolio managers of the ETF.  Mr. Quinn is Executive Chairman of ABA and has managed the ETF since its inception.  Mr. Crumpler is Vice President, Asset Management, of Trust Investments and has managed the ETF since its inception.

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PURCHASE AND SALE OF ETF SHARES

The ETF issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.”  Unlike mutual funds, Shares are not individually redeemable.  Creation Units are issued and redeemed in-kind for securities.  Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day.  Market prices of Shares may be greater or less than their NAV.

TAX INFORMATION

Distributions you receive from the ETF are taxed as ordinary income for federal income tax purposes, except to the extent designated as net capital gain, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor. Distributions of short-term capital gain (which is excluded from net capital gain) are taxed as ordinary income.

PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the ETF and its related companies may pay the intermediary for the sale of Shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Fund Summary

International Equity ETF

(not open for investment)

INVESTMENT OBJECTIVE

Long-term capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the ETF.

Shareholder Fees (fees paid from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee:	0.58%
Distribution and/or service (12b-1) fees:	0.00%
Other Expenses: (1)	0.36%
Total Annual Fund Operating Expenses:	0.94%
Less: Expense Reduction/Reimbursement: (2)	(0.05)%
Net Annual Operating Expenses:	0.89%

Example

The following example is intended to help you compare the cost of investing in the ETF with the cost of investing in other funds.  The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the ETF provides a return of 5% a year and that operating expenses remain the same.  This example does not reflect the brokerage commissions that you may pay to buy and sell Shares. Although your actual cost may be higher or lower, based on those assumptions your costs would be:

One Year:	Three Years:

$91	$295

(1)  Other Expenses are based on estimated amounts for the current fiscal year.

(2)  The Manager has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the ETF to 0.89% of the ETF’s average net assets (“Expense Cap”).  The Expense Cap will remain in effect until at least February 28, 2011.  The expense cap may be terminated earlier upon only the approval of the Board.  The Manager may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

PORTFOLIO TURNOVER

The ETF may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF’s performance.  No portfolio turnover

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information is available for the ETF because it had not commenced investment operations as of the date of this Prospectus.

PRINCIPAL INVESTMENT STRATEGIES

Ordinarily, at least 80% of the ETF’s net assets (plus the amount of any borrowings for investment purposes) are invested in common stocks and securities convertible into common stocks (collectively, “stocks”) of issuers based in at least three different countries located outside the United States, and the ETF will primarily hold securities of large capitalization companies that have last sale reporting in the countries in which it invests.  The ETF will primarily invest in countries comprising the Morgan Stanley Capital International Europe Australasia Far East Index (“MSCI EAFE Index”).  The MSCI EAFE Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States.  Companies included in the MSCI EAFE Index are selected from among the larger capitalization companies in these markets.  The ETF considers companies with market capitalizations of more than $1 billion to be large capitalization companies.

The ETF’s assets are currently allocated among three investment sub-advisers:

Lazard Asset Management LLC

Templeton Investment Counsel, LLC

The Boston Company Asset Management, LLC

The investment sub-advisers select stocks that, in their opinion, have most or all of the following characteristics (relative to that stock’s country, sector or industry):

•                 above-average return on equity or earnings growth potential,

•                 below-average price to earnings or price to cash flow ratio,

•                 below-average price to book value ratio, and

•                 above-average dividend yields.

The investment sub-advisers may consider potential changes in currency exchange rates when choosing stocks.  Each of the investment sub-advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends.  The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks.  The Manager and ABA believe that this strategy will help the ETF outperform other investment styles over the longer term while minimizing volatility and downside risk.  An investment sub-adviser may trade forward foreign currency contracts or currency futures in an attempt to reduce the ETF’s risk exposure to adverse fluctuations in currency exchange rates.

If, for any reason, one of the investment sub-advisers listed above no longer serves as investment sub-adviser to the ETF, the Manager and ABA will seek to employ alternative arrangements so that the ETF’s assets will continue to be allocated and managed in at least three separate portions.  These arrangements may, but need not, include: engaging a new investment sub-adviser and seeking any required shareholder approvals, as necessary, actively managing a portion of the ETF’s assets directly, or investing a portion of the ETF’s assets in a pooled investment vehicle in accordance with the ETF’s investment objective and strategies, and applicable law.

The ETF may lend its securities to broker-dealers and other institutions to earn additional income.

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Under adverse market conditions, the ETF may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations.  Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security.  To the extent that the ETF invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the ETF has a policy of investing at least 80% of its assets in securities that are consistent with the ETF’s name.

PRINCIPAL RISKS

Derivatives Risk.  Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, such as a reference security, rate or index.  Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued.  The ETF may use derivatives, such as futures contracts and foreign currency forward contracts, as a hedge against foreign currency fluctuations.  If one of the investment sub-advisers incorrectly forecasts currency exchange rates in utilizing a derivatives strategy for the ETF, the ETF could lose money.  For certain derivatives, it is possible to lose more than the amount invested in the derivative.  There can be no assurance that any strategy used will succeed.

Derivatives also are subject to market risk, liquidity risk, and credit and counterparty risk.  Counterparty risk is the risk that the counterparty on a derivative transaction will be unable to honor its financial obligations to the ETF.  Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to hedge or closely track.  The ETF’s Statement of Additional Information contains a description of the various derivatives the ETF may utilize.

ETF Risk.  The Shares may trade above or below their NAV.  The NAV of the ETF will generally fluctuate with changes in the market value of the ETF’s holdings.  The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange.  The trading price of Shares may deviate significantly from NAV during periods of market volatility.  The Manager cannot predict whether Shares will trade below, at or above their NAV.  Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the ETF.  However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the ETFs’ portfolio holdings are disclosed on a daily basis, the Manager believes that large discounts or premiums to the NAV of Shares should not be sustained.

Foreign Investing Risk.  Foreign investing carries potential risks not associated with domestic investments.  Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) social, political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) less availability of information for an investment sub-adviser to determine a company’s financial condition.

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Management Risk.  Securities selected by the investment sub-adviser for the ETF may not perform to expectations.  This could result in the ETF’s underperformance compared to other funds with similar investment objectives.

Market Risk.  Since the ETF invests most or a substantial portion of its assets in stocks, it is subject to stock market risk.  Market risk involves the possibility that the value of the ETF’s investments in stocks will decline due to drops in the stock market.  In general, the value of the ETF will move in the same direction as the overall stock market in which the ETF invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Multi-Manager Risk.  Because each investment sub-adviser makes investment decisions independently, it is possible that the security selection process of the investment sub-advisers may not complement one another.  As a result, the ETF’s exposure to a given security, industry sector or market capitalization could be smaller or larger than would be the case if the ETF were managed by a single sub-adviser.

Recent Market Events Risk.  Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the ETF.

Securities Lending Risk.  The ETF may make secured loans of its portfolio securities.  Borrowers of the ETF’s securities may provide collateral in the form of cash that is reinvested in securities.  The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers.  In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the ETF’s ability to vote proxies or to settle transactions.  To the extent the ETF lends its securities, it may be subject to these risks.

Temporary Defensive Position Risk.  Under adverse market conditions, the ETF may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations.  A larger percentage of such investments could moderate the ETF’s investment results.  The ETF may not achieve its investment objective using this type of investing.

Trading Risk.  Although the Shares will be listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained.  In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.  Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules.  There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the ETF will continue to be met or will remain unchanged.

Value Stock Risk.  Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down.  While the ETF’s investments in value stocks may limit its downside risk over time, the ETF may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

PERFORMANCE

Because the ETF has not yet completed a calendar year of investment operations, performance information is not yet available.

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INVESTMENT ADVISER

Grail Advisors LLC is the investment manager for the ETF.  American Beacon Advisors, Inc. (“ABA”) is the primary sub-adviser of the ETF and Lazard Asset Management LLC, Templeton Investment Counsel, LLC and The Boston Company Asset Management, LLC are the investment sub-advisers of the ETF.

PORTFOLIO MANAGER

William F. Quinn and Wyatt L. Crumpler are the leading portfolio managers of the ETF..  Mr. Quinn is Chairman of ABA and has managed the ETF since its inception.  Mr. Crumpler is Vice President of Trust Investments and has managed the ETF since its inception.

PURCHASE AND SALE OF ETF SHARES

The ETF issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.”  Unlike mutual funds, Shares are not individually redeemable.  Creation Units are issued and redeemed in-kind for securities.  Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day.  Market prices of Shares may be greater or lesser than their NAV.

TAX INFORMATION

Distributions you receive from the ETF are taxed as ordinary income for federal income tax purposes, except to the extent designated as net capital gain, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor. Distributions of short-term capital gain (which is excluded from net capital gain) are taxed as ordinary income.

PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the ETF and its related companies may pay the intermediary for the sale of Shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE ETFs

How Are The ETFs Different From Index ETFs?

Whereas index-based ETFs seek to replicate the holdings of a specified index, each ETF uses an actively managed investment strategy to meet its investment objective.  Thus, each ETF’s investment sub-advisers have the discretion on a daily basis to choose securities for the ETF’s portfolio consistent with the ETF’s investment objective.

The ETFs are designed for investors who seek exposure to a relatively low-cost actively managed portfolio of equity securities.  The ETFs may be suitable for long-term investment and may also be used as an asset allocation tool or as a trading instrument.

How Are The ETFs Different From Mutual Funds?

Redeemability.  Mutual fund shares may be bought from, and redeemed with, the issuing fund for cash at NAV typically calculated once at the end of the day.  Shares of an ETF, by contrast, cannot be purchased from or redeemed with the issuing ETF except by or through Authorized Participants (defined below), and then typically for an in-kind basket of securities (and a limited cash amount).

Exchange Listing.  Unlike mutual fund shares, Shares are listed for trading on the Exchange.  An organized trading market is expected to exist for the Shares.  Investors can purchase and sell Shares on the secondary market through a broker.  Investors purchasing Shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.  Secondary-market transactions occur not at NAV, but at market prices that change throughout the day, based on the supply of, and demand for, Shares and on changes in the prices of an ETF’s portfolio holdings.  The market price of Shares may differ from the NAV of an ETF.  The difference between market price of Shares and the NAV of an ETF is expected to be small most of the time, though it may be significant, especially in times of extreme market volatility.

Tax Treatment.  Unlike interests in mutual funds, Shares have been designed to be tax-efficient.  Specifically their in-kind creation and redemption feature has been designed to protect ETF shareholders from adverse tax consequences associated with cash transactions in mutual fund shares, including cash redemptions.  Nevertheless, to the extent redemptions are effectuated for cash, an ETF may realize capital gains or losses, including in some cases short-term capital gains, upon the sale of portfolio securities to effect a cash redemption.  Because the ETFs are actively managed, they may generate more taxable gains for shareholders than an index-based ETF.  In addition, the International Equity ETF may invest in derivatives, the use of which will generally result in distributions to investors that are treated as ordinary income.

An investment in the ETFs is not a deposit in a bank and it is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

This Prospectus does not describe all of an ETF’s investment practices and additional information about each ETF’s risks and investments can be found in the ETFs’ SAI.

Each ETF’s portfolio holdings as of the time the ETF calculates its NAV are disclosed daily on the ETFs’ website after the close of trading on the Exchange and prior to the opening of trading on the Exchange on the following day.

A description of the ETFs’ policies and procedures with respect to the disclosure of the ETFs’ portfolio holdings is available in the ETFs’ Statement of Additional Information.  Information about the premiums and discounts at which the ETFs’ shares have traded is available at www.grailadvisors.com.

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ETF MANAGEMENT

The Manager

The Manager, a majority-owned subsidiary of Grail Partners, LLC, acts as each ETF’s investment manager.  The Manager is a Delaware limited liability company with its principal offices located at One Ferry Building, Suite 255, San Francisco, CA  94111.  The Manager is responsible for overseeing the management of the ETFs but does not oversee the day-to-day investment of the ETFs’ portfolios.  The Manager oversees the business affairs of the ETFs, provides or oversees the provision of all administrative and investment advisory services to the ETFs and coordinates the investment activities of ABA and the investment sub-advisers.  Based upon evaluations of the investment sub-advisers provided to the Manager by ABA, the Manager allocates assets among investment sub-advisers, and monitors ABA and the investment sub-advisers’ investment programs and results.  These services are provided under the terms of an Investment Management Agreement dated April 30, 2009 (“Investment Management Agreement”) between the Trust, on behalf of each ETF, and the Manager.

Pursuant to the Investment Management Agreement, each ETF pays the Manager a management fee for the services and facilities it provides payable on a monthly basis at the annual rates set forth in the table below, calculated as a percentage of an ETF’s average daily net assets.  From time to time, the Manager may waive all or a portion of its fee.  The Manager is responsible for compensating ABA and the investment sub-advisers out of the management fees it receives from each ETF.

ETF	Management Fee
Large Cap Value ETF	0.50%
International Equity ETF	0.58%

The ETFs and the Manager have received exemptive relief from the SEC under which they may use a “Manager of Managers” structure.  Using this structure, the Manager, subject to oversight by the Board, oversees ABA and the investment sub-advisers and recommends to the Board the hiring and termination of ABA and investment sub-advisers.  In overseeing the investment sub-advisers, the Manager would seek input and recommendations from ABA.  The exemptive relief permits, once the ETFs and the Manager begin to rely upon it, the Manager, with the approval of the Board but without shareholder approval, to materially amend the contract of and/or appoint a replacement for ABA or an investment sub-adviser (provided the appointee is not affiliated with the Manager).  Under the exemption, within 90 days after such action, affected shareholders would receive information about it, and the Prospectus would be supplemented as necessary.

ABA

American Beacon Advisors, Inc. (ABA) acts as each ETF’s primary subadviser.  ABA, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly-owned subsidiary of Lighthouse Holdings, Inc., a financial services holding company.  ABA was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services.  As of December 31, 2009, ABA had approximately $41.8 billion of assets under management, including approximately $14.4 billion under active management and $27.4 billion as named fiduciary or financial advisor.

ABA serves as investment adviser to registered mutual funds with investment programs that are substantially similar to those of the ETFs.  The ETFs’ portfolio holdings are expected to be disclosed on a more frequent basis than those of the registered mutual funds.

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ABA provides or oversees the provision of portfolio management services to the ETFs.  ABA develops the investment programs for each ETF, evaluates investment sub-advisers (subject to requisite approvals), recommends to the Manager allocations of assets among investment sub-advisers, monitors the investment sub-advisers’ investment programs and results, invests the portion of ETF assets that the investment sub-advisers determine should be allocated to high quality short-term debt obligations, and to the extent that an ETF engages in securities lending, oversees the ETF’s securities lending activities and actions taken by the securities lending agent.

ABA has entered into a Primary Investment Sub-Advisory Agreement between the Manager and ABA, dated April 30, 2009, with respect to each ETF (“Primary Subadvisory Agreement”).  Pursuant to the Primary Subadvisory Agreement, ABA receives fees from the Manager to provide the services described above.  These fees are paid by the Manager out of the advisory fees it receives from an ETF; they are not separately paid by an ETF.

William F. Quinn and Wyatt L. Crumpler are the leaders of ABA’s portfolio management team whose members have joint responsibility for the day-to-day management of the ETFs.  Mr. Quinn and Mr. Crumpler are responsible for developing each ETF’s investment program and recommending investment sub-advisers to the Manager.  In addition, Mr. Quinn and Mr. Crumpler, in conjunction with Adriana R. Posada for the Large Cap Value ETF and Kirk L. Brown for the International Equity ETF, oversee the investment sub-advisers, review each investment sub-adviser’s performance and recommend allocations of the ETFs’ assets among the investment sub-advisers and ABA, as applicable.

Mr. Quinn is Chairman of ABA and has served on each ETF’s portfolio management team since each ETF’s inception.  Mr. Crumpler is Vice President of Trust Investments and has served on each ETF’s portfolio management team since each ETF’s inception.  Ms. Posada is Managing Director of Trust Investments for ABA and has been a member of each ETF’s portfolio management team since inception.  Mr. Brown is Managing Director of Trust and Alternative Investments for ABA, and he has served on each ETF’s portfolio management team since inception.

The ETFs’ Statement of Additional Information provides additional information about members of the portfolio management team, including other accounts they manage, their ownership in the ETFs they manage, and their compensation.

The ABA Portfolio Managers’ Performance Information

The following tables contain performance information for a Large Cap Value Representative Account and an International Equity Representative Account.  Each of the Large Cap Value and the International Equity Representative Account represent a registered mutual fund with substantially similar objectives, policies, strategies and risks to those of the Large Cap Value ETF and the International Equity ETF, respectively.  The Representative Accounts have been managed by ABA for over ten years. During that time, different investment sub-advisers, under the oversight of ABA, have been retained for the Representative Accounts.

The performance information is limited and may not reflect performance in all economic cycles.  The Representative Accounts were registered mutual funds and, therefore, subject to certain investment limitations, diversification requirements and other restrictions imposed on registered investment companies, such as the ETFs, including those under the Investment Company Act of 1940, as amended (“Investment Company Act”) and the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”).  These registered mutual funds, however, have not operated as ETFs, and different performance results for the ETFs are likely due to, among other things, anticipated differences between the cash

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positions of the ETFs and the Representative Accounts, and between the time that portfolio management decisions will be implemented for the ETFs and the Representative Accounts.  The performance information below is presented after deduction of fees and expenses applicable to the Representative Accounts, which generally are higher than the ETFs’ estimated fees and expenses, as described in the ETFs’ fee tables (see “Fees and Expenses” above).

Annual return data is presented for each of the last ten calendar years for each Representative Account.  Average annual total returns are presented for the one-year, five-year and ten-year periods of each Representative Account through December 31, 2009, and also include after-tax return information applicable to the Representative Account.  After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.

This performance information is not the historical performance of either ETF.  Past performance is no guarantee of future results, and the past performance of the Representative Accounts is not indicative of the future performance of either ETF.

Large Cap Value Representative Account:

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Average Annual Total Returns

(for the period ending 12/31/2009)

	1 Year	5 Years	10 Years

Return Before Taxes	27.16%	0.59%	4.66%
Return After Taxes on Distributions	26.87%	-0.02%	3.91%
Return After Taxes on Distributions and Sales of Fund Shares	18.04%	0.47%	3.79%
Russell 1000® Value Index(1)	19.69%	-0.25%	2.47%
Lipper Large-Cap Value Funds Index(2)	24.96%	0.27%	0.85%

(1)           Russell 1000 Value Index is a registered trademark of Frank Russell Company. The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

(2)           The Lipper Large-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Large-Cap value Funds Category. Lipper is an independent mutual fund research and ranking service.

International Equity Representative Account:

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Average Annual Total Returns

(for the period ending 12/31/2009)

	1 Year	5 Years	10 Years

Return Before Taxes	29.39%	3.23%	3.58%
Return After Taxes on Distributions	29.13%	2.29%	2.80%
Return After Taxes on Distributions and Sales of Fund Shares	20.08%	3.11%	3.13%
EAFE Index(1)	31.78%	3.54%	1.17%
Lipper International Funds Index(2)	35.30%	4.88%	1.95%

(1)           The MSCI EAFE Index is a market capitalization weighted index of international stock performance composed of equities from developed markets excluding the U.S. and Canada.

(2)           The Lipper International Funds Index tracks the results of the 30 largest mutual funds in the Lipper International Funds category. Lipper is an independent mutual fund research and ranking service.

The Investment Sub-Advisers

Each ETF’s assets are allocated among one or more investment sub-advisers.  With respect to any assets allocated to it, each investment sub-adviser has discretion to purchase and sell securities in accordance with the ETF’s objectives, policies, restrictions and more specific policies provided by the Manager or ABA.  Each investment sub-adviser has entered into an Investment Sub-Advisory Agreement among the Manager, ABA and the investment sub-adviser, dated April 30, 2009, with respect to the relevant ETF (“Subadvisory Agreement”).  Pursuant to the Subadvisory Agreement, an investment sub-adviser receives

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fees from ABA to provide day-to-day investment advisory services to the ETF.  These fees are paid out of the advisory fees the Manager receives from an ETF; they are not separately paid by an ETF.

The investment sub-advisers also serve as sub-advisers to registered mutual funds with investment programs that are substantially similar to the ETFs.  The ETFs’ portfolio holdings are expected to be disclosed on a more frequent basis than the registered mutual funds.

Set forth below is a brief description of each investment sub-adviser and the portfolio managers with primary responsibility for the day-to-day management of the ETFs.  The SAI provides additional information about the portfolio managers, including other accounts they manage, their ownership in the ETFs and their compensation.

Large Cap Value ETF

BRANDYWINE GLOBAL INVESTMENT MANAGEMENT, LLC (“Brandywine Global”), formerly known as Brandywine Asset Management, LLC, 2929 Arch Street, 8th Floor, Philadelphia, PA 19104, is a professional investment advisory firm founded in 1986.  Brandywine Global is a wholly owned subsidiary of Legg Mason, Inc.  As of December 31, 2009, Brandywine Global had assets under management totaling approximately $29.2 billion.

Paul R. Lesutis, CFA, Managing Director, is a member of Brandywine Global’s Executive Committee and serves as co-lead Portfolio Manager of Brandywine Global’s fundamental large cap value equity strategy.  In addition, he is responsible for general research coverage, contributing insight and stock recommendations to all of Brandywine Global’s domestic equity products.  Mr. Lesutis joined Brandywine Global in 1991 and has served as lead portfolio manager to Brandywine Global’s portion of the Balanced and Large Cap Value Funds since 1996.

Earl J. Gaskins, Managing Director, is a lead Portfolio Manager for Brandywine Global’s large cap value equity socially responsible strategy and is Co-Manager for the fundamental large cap value equity strategy.  He is responsible for research coverage of the Chemicals and Energy sectors, contributing industry insight and stock recommendations to all of Brandywine Global’s equity products.  Mr. Gaskins has been with Brandywine Global since 1996 and has co-managed Brandywine Global’s portion of the Balanced and Large Cap Value Funds since 1996.

HOTCHKIS AND WILEY CAPITAL MANAGEMENT, LLC (“Hotchkis”), 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017, is a professional investment management firm.  Hotchkis was formed in October 2001 from the key domestic equity management personnel at Merrill Lynch Investment Managers, L.P.  As of December 31, 2009, Hotchkis had approximately $14 billion in assets under management.

In addition to the Large Cap Value ETF, Hotchkis manages institutional separate accounts and is the advisor and sub-advisor to other mutual funds.  The investment process employed is the same for similar accounts, including the Large Cap Value ETF, and is team-based utilizing primarily in-house, fundamental research.  The investment research staff is organized by industry and sector and supports all of the accounts managed in each of Hotchkis’ investment strategies.  Portfolio coordinators for each strategy ensure that the best thinking of the investment team is reflected in the “target portfolios”.  Investment ideas for the Large Cap Value ETF are generated by Hotchkis’ investment team.

Although the Large Cap Value ETF is managed by Hotchkis’ investment team, Hotchkis has identified the portfolio managers with the most significant responsibility for Hotchkis’ portion of the ETF’s assets.

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This list does not include all members of the investment team.  George Davis, Judd Peters, Scott McBride, Patricia McKenna, and Sheldon Lieberman participate in the investment research review and decision making process for the Large Cap Value ETF.  Mr. McBride, Mr. Peters and Mr. Davis coordinate the day-to-day management of the Large Cap Value ETF.

Mr. Davis, Principal, Portfolio Manager and Chief Executive Officer, joined Hotchkis’ investment team in 1988.  Mr. Peters, Portfolio Manager, joined Hotchkis’ investment team in 1999.  Mr. McBride, Portfolio Manager, joined Hotchkis’ investment team in 2001.  Ms. McKenna, Principal and Portfolio Manager, joined Hotchkis’ investment team in 1995.  Mr. Lieberman, Principal and Portfolio Manager, joined Hotchkis’ investment team in 1994.  Hotchkis’ investment team has managed Hotchkis’ portion of the Large Cap Value ETF since its inception.

METROPOLITAN WEST CAPITAL MANAGEMENT, LLC (“MetWest Capital”), 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660, is an investment advisor founded in 1997.  The firm is majority owned by Wells Fargo & Company and minority owned by its key professionals.  As of December 31, 2009, MetWest Capital had approximately $13 billion of assets under management.

Howard Gleicher oversees the MetWest Capital investment team that has responsibility for a portion of the Large Cap Value ETF.  Mr. Gleicher has served as Chief Investment Officer since MetWest Capital’s inception in August 1997.  In addition to Mr. Gleicher, the Large Cap Value ETF’s investment team includes senior members Gary W. Lisenbee, David M. Graham, Jeffrey Peck, and Jay Cunningham.  Mr. Lisenbee has served as President since MetWest Capital’s inception in August 1997.  Mr. Graham has served as Research Analyst since September 2000.  Mr. Peck has served as Research Analyst since March 2004.  From 2002 to March 2004, he was an equity research analyst with Janney Montgomery Scott, LLC.  Mr. Cunningham has served as Research Analyst since November 2005.  From August 2003 to November 2005, he was a Senior Analyst with Hibernia Southcoast Capital.  From June 2001 through July 2003, he served as a Senior Analyst for AIM Investments.  Each individual has managed MetWest Capital’s portion of the Large Cap Value ETF since its inception.

International Equity ETF

LAZARD ASSET MANAGEMENT LLC (“Lazard”), 30 Rockefeller Plaza, New York, New York 10112, an SEC registered investment advisor, is a subsidiary of Lazard Frères & Co. LLC, a registered broker-dealer.  Lazard and its affiliates provided investment management services to client discretionary accounts with assets totaling approximately $116.5 billion as of December 31, 2009.

The following individuals comprise Lazard’s International Equity management team, which is responsible for the day-to-day management of the portion of the International Equity ETF allocated to Lazard.  Responsibility is shared equally among each member of the team.  Each member has co-managed Lazard’s portion of the International Equity ETF since its inception.

John R. Reinsberg is a Deputy Chairman of Lazard responsible for oversight of the firm’s international and global strategies.  He is also Portfolio Manager/Analyst on the Global Equity and International Equity portfolio teams.  He joined Lazard in 1992 and began working in the investment field in 1981.

Michael A. Bennett is a Managing Director of Lazard and a Portfolio Manager/Analyst on the International Equity portfolio teams.  He joined Lazard in 1992 and has worked in the investment field since 1987.

Michael G. Fry is a Managing Director of Lazard and a Portfolio Manager/Analyst on the Global Equity and International Equity portfolio teams.  Prior to joining Lazard in 2005, Mr. Fry was Head of Global

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Equity Portfolio Management, Global Head of Equity Research and Head of Australian Equities with UBS Global Asset Management.  Mr. Fry began working in the investment field in 1981.

Michael Powers is a Managing Director of Lazard and a Portfolio Manager/Analyst on the Global Equity and International Equity portfolio teams.  He began working in the investment field in 1990 when he joined Lazard.

TEMPLETON INVESTMENT COUNSEL, LLC (“Templeton”), 500 East Broward Blvd., Suite 2100, Fort Lauderdale, Florida 33394, is an indirect wholly owned subsidiary of Franklin Resources, Inc., a global investment organization operating as Franklin Templeton Investments.  Franklin Templeton Investments provides global and domestic investment management services, through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries.  The San Mateo, CA-based company has over 60 years of investment experience and more than $553.5 billion in assets under management as of December 31, 2009.

Gary P. Motyl has served as a portfolio manager to Templeton’s portion of the International Equity ETF since its inception.  Mr. Motyl is President of Templeton and Chief Investment Officer of Templeton Global Equities.  He joined Templeton in 1981.

THE BOSTON COMPANY ASSET MANAGEMENT, LLC (“The Boston Company”), One Boston Place, Boston, Massachusetts 02108, is a wholly-owned subsidiary of The Bank of New York Mellon Corporation.  Assets under management as of December 31, 2009 were $34.8 billion.  Certain of the assets managed by The Boston Company are managed as dual officers of affiliated entities.

D. Kirk Henry is the Director of International Value Equities for The Boston Company.  He is the lead portfolio manager for the International Value strategy.  Mr. Henry joined The Boston Company in 1994.  Clifford A. Smith, Senior Vice President, has been with The Boston Company since 1998.  Prior to becoming a portfolio manager in March 2003, he served as a research analyst.  Mr. Smith focuses on global technology and European capital goods companies.  Mr. Henry and Mr. Smith have served as portfolio managers for a portion of the International Equity ETF since its inception.

The Manager, ABA and the investment sub-advisers (and their affiliates) may deal, trade and invest for their own accounts in the types of securities in which the ETFs may also invest.  The Manager, ABA and the investment sub-advisers do not use inside information in making investment decisions on behalf of the ETFs.

Approval of Advisory Agreements

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement, Primary Subadvisory Agreement and the Subadvisory Agreements is available in the ETFs’ report to shareholders dated October 31, 2009.

OTHER SERVICE PROVIDERS

ALPS Distributors, Inc. (“Distributor”), 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the distributor of Creation Units for each ETF on an agency basis.  The Distributor does not maintain a secondary market in Shares.

The Bank of New York Mellon Corporation (“BNY Mellon”), One Wall Street, New York, New York 10286, is the administrator, fund accountant and transfer agent for the ETFs.

BNY Mellon, One Wall Street, New York, New York 10286, is also the custodian for the ETFs.

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K&L Gates LLP, 1601 K Street, NW, Washington, DC 20006 serves as legal counsel to the ETFs.

KPMG LLP, 1601 Market Street, Philadelphia, Pennsylvania 19103, serves as the ETFs’ independent registered public accounting firm.  The independent registered public accounting firm is responsible for auditing the annual financial statements of the ETFs.

BUYING AND SELLING ETF SHARES

Shares are issued or redeemed by each ETF at NAV per Share only in Creation Units.  The value of one Creation Unit of the Large Cap Value ETF as of December 31, 2009 was $1,531,092. The International Equity ETF had not opened for investment as of that date. Shares trade on the secondary market, however, which is where most retail investors will buy and sell Shares.  It is expected that only a limited number of institutional investors will purchase and redeem shares directly from the ETFs.  Thus, certain information in this Prospectus is not relevant to most retail investors.  For example, information about buying and redeeming Shares directly with the ETFs and about transaction fees imposed on such purchases and redemptions is not relevant to most retail investors.

Except when aggregated in Creation Units, Shares are not redeemable with the ETFs.  Additional information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Statement of Additional Information.

Buying and Selling Shares on the Secondary Market

Most investors will buy and sell Shares in secondary market transactions through brokers and therefore, must have a brokerage account to buy and sell Shares.  Shares can be bought or sold throughout the trading day like shares of any publicly traded issuer.  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for Shares.  The price at which you buy or sell Shares (i.e., the market price) may be more or less than the NAV of the Shares.  Unless imposed by your broker, there is no minimum dollar amount you must invest in an ETF and no minimum number of Shares you must buy.

The Shares are listed on NYSE Arca, Inc. (the Exchange) under the following symbols:

ETF	Trading Symbol
Large Cap Value ETF	GVT
International Equity ETF*	GFL

* Not open for investment.

The Exchange is generally open Monday through Friday and is closed for weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

For information about buying and selling Shares on the Exchange or in the secondary markets, please contact your broker or dealer.

Book Entry.  Shares are held in book entry form, which means that no stock certificates are issued.  The Depository Trust Company (“DTC”), or its nominee, is the registered owner of all outstanding Shares of the ETFs and is recognized as the owner of all Shares.  Participants in DTC include securities brokers and

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dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC.  As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares.  Therefore, to exercise any right as an owner of Shares, you must rely on the procedures of DTC and its participants.  These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account.  Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information.  Your broker also will be responsible for distributing income dividends and capital gain distributions and for ensuring that you receive shareholder reports and other communications from the ETFs.

Share Trading Prices.  The trading prices of an ETF’s Shares may differ from the ETF’s daily NAV and can be affected by market forces of supply and demand for the ETFs’ shares, the prices of the ETF’s portfolio securities, economic conditions and other factors.

The Exchange or another market information provider intends to disseminate the approximate value of each ETF’s portfolio every fifteen seconds.  This approximate value should not be viewed as a “real-time” update of the NAV of an ETF because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day.  The quotations for certain investments may not be updated during U.S. trading hours if such holdings do not trade in the U.S., except such quotations may be updated to reflect currency fluctuations.  The ETFs are not involved in, or responsible for, the calculation or dissemination of the approximate values and make no warranty as to the accuracy of these values.

Buying Shares Directly from the ETFs

You can purchase Shares directly from the ETFs only in Creation Units or multiples thereof.  The number of Shares in a Creation Unit may, but is not expected to, change over time.  The ETFs will not issue fractional Creation Units.  Creation Units may be purchased in exchange for a basket of securities (known as the In-Kind Creation Basket and a Cash Component) or for an all cash payment (that would be included in the Cash Component in connection with purchases not involving an In-Kind Creation Basket). The ETFs reserve the right to reject any purchase request at any time, for any reason, and without notice.  The ETFs can stop selling Shares or postpone payment of redemption proceeds at times when the Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission (“SEC”).

To purchase Shares directly from an ETF, you must be an Authorized Participant or you must purchase through a broker that is an Authorized Participant.  An “Authorized Participant” is a participant of the Continuous Net Settlement System of the NSCC or the DTC that has executed a Participant Agreement with the Distributor.  The Distributor will provide a list of Authorized Participants upon request.  Authorized Participants may purchase Creation Units of Shares, and sell individual Shares on the Exchange.  See “Continuous Offering” below.

In-Kind Creation Basket.  On each business day, prior to the opening of trading on the Exchange, BNY Mellon will post on the NSCC bulletin board the In-Kind Creation Basket for each ETF for that day.  The In-Kind Creation Basket will identify the name and number of shares of each security that must be contributed to an ETF for each Creation Unit purchased.  Each ETF reserves the right to accept a nonconforming In-Kind Creation Basket.

Cash Component.  In addition to the in-kind deposit of securities, a purchaser will either pay to, or receive from, the ETF an amount of cash (“Balancing Amount”) equal to the difference between the NAV of a Creation Unit and the value of the securities in the In-Kind Creation

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Basket.  The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit.  BNY Mellon will publish, on a daily basis, information about the previous day’s Balancing Amount.  To the extent a purchaser is not owed a Balancing Amount larger than the Transaction Fee, described below, the purchaser also must pay a Transaction Fee, in cash.  The Balancing Amount and the Transaction Fee, taken together, are referred to as the Cash Component.

Placement of Purchase Orders.  All purchase orders must be placed by or through an Authorized Participant.  Purchase orders will be processed either through a manual clearing process run by DTC or through an enhanced clearing process that is available only to those DTC participants that also are participants in the Continuous Net Settlement System of the NSCC.  Authorized Participants that do not use the NSCC’s enhanced clearing process may be charged a higher transaction fee (discussed below).  A purchase order must be received by the Distributor prior to the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time) on the day the order is placed, and all other procedures set forth in the Participant Agreement must be followed, in order to receive the NAV determined on that day.

Transaction Fee on Purchase of Creation Units.  Each ETF will impose a “Creation Transaction Fee” on each purchase of Creation Units.  The Creation Transaction Fee for purchases effected through the NSCC’s enhanced clearing process, regardless of the number of units purchased, is as follows:

ETF	Creation Transaction Fee
Large Cap Value ETF	$1,000
International Equity ETF	$3,200

A charge of up to four (4) times the fee shown above may be imposed on purchases outside the NSCC’s enhanced clearing process, including purchases involving non-conforming In-Kind Creation Baskets or cash.  Investors who, directly or indirectly, use the services of a broker or other such intermediary to compose a Creation Unit may pay additional fees for these services.  The transaction fee is paid to the relevant ETF.  The fee protects existing shareholders of an ETF from the costs associated with issuing Creation Units.

Redeeming Shares Directly From an ETF

You may redeem Shares of the ETFs only in Creation Units or multiples thereof.  To redeem Shares directly with an ETF, you must be an Authorized Participant or you must redeem through an Authorized Participant.  Creation Units may be redeemed in exchange for a basket of securities (known as the In-Kind Redemption Basket and a Cash Component) or for an all cash payment (that would be included in the Cash Component in connection with purchases not involving an In-Kind Redemption Basket).

In-Kind Redemption Basket.  Redemption proceeds will generally be paid in kind with a basket of securities known as the In-Kind Redemption Basket.  In most cases, the In-Kind Redemption Basket will be the same as the In-Kind Creation Basket for that same day.  There will be times, however, when the In-Kind Creation Basket and In-Kind Redemption Baskets differ.  The composition of the In-Kind Redemption Basket will be available on the NSCC bulletin board.  An ETF may honor a redemption request with a nonconforming In-Kind Redemption Basket.

Cash Component.  Depending on whether the NAV of a Creation Unit is higher or lower than the value of the securities in the In-Kind Redemption Basket, a redeeming investor will either receive from, or pay to, the ETF a Balancing Amount in cash.  If due to

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receive a Balancing Amount, the amount actually received will be reduced by the amount of the applicable Transaction Fee, described below.  The Balancing Amount and the Transaction Fee, taken together, are referred to as the Cash Component.

Placement of Redemption Orders.  As with purchases, redemptions must be processed either through the DTC process or the enhanced NSCC process.  A redemption order is deemed received on the date of transmittal if it is received by the Distributor prior to the close of regular trading on the NYSE on that date, and if all other procedures set forth in the Participant Agreement are followed.

Transaction Fee on Redemption of Creation Units.  The ETFs impose a “Redemption Transaction Fee” on each redemption of Creation Units.  The amount of the Redemption Transaction Fee on redemptions effected through the NSCC and DTC, and on nonconforming redemptions, is the same as the Creation Transaction Fee (see page [    ]).  The Redemption Transaction Fee is paid to the ETF.  The fee protects existing shareholders of the ETF from the costs associated with redeeming Creation Units.

Legal Restrictions on Transactions in Certain Securities.  An investor subject to a legal restriction with respect to a particular security required to be deposited in connection with the purchase of a Creation Unit may, at the ETF’s discretion, be permitted to deposit an equivalent amount of cash in substitution for any security which would otherwise be included in the In-Kind Creation Basket applicable to the purchase of a Creation Unit.

Creations and redemptions of Shares will be subject to compliance with applicable federal and state securities laws, including that securities accepted for deposit and securities used to satisfy redemption requests are sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (“Securities Act”).  The ETFs (whether or not they otherwise permit cash redemptions) reserve the right to redeem Creation Units for cash to the extent that an investor could not lawfully purchase or an ETF could not lawfully deliver specific securities under such laws or the local laws of a jurisdiction in which the ETF invests.  An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in an In-Kind Redemption Basket may be paid an equivalent amount of cash.  An Authorized Participant that is not a qualified institutional buyer (QIB) as defined in Rule 144A under the Securities Act will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

Continuous Offering.  You should be aware of certain legal risks unique to investors purchasing Creation Units directly from an ETF.  Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time.  Certain activities that you perform with respect to the sale of Shares could, depending on the circumstances, result in your being deemed to be a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act.  For example, you could be deemed a statutory underwriter if you purchase Creation Units from the issuing ETF, break them down into the constituent Shares, and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares.  Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus.  This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act.  As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a

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distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.  For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

ACTIVE INVESTORS AND MARKET TIMING

The Board has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the ETFs’ Shares because investors primarily transact in ETF Shares on the secondary market.  Frequent trading of Shares on the secondary market does not disrupt portfolio management, increase an ETF’s trading costs, lead to realization of capital gains or otherwise harm ETF shareholders because these trades do not involve the issuance or redemption of ETF Shares.

The ETFs sell and redeem their Shares at NAV only in Creation Units pursuant to the terms of a Participant Agreement between the Authorized Participant and the Distributor, principally in exchange for a basket of securities.  With respect to such trades directly with the ETFs, to the extent effected in-kind (i.e., for securities), they do not cause the harmful effects that may result from frequent cash trades.

The Board recognized that to the extent that the ETFs allow or require trades to be effected in whole or in part in cash, those trades could result in dilution to an ETF and increased transaction costs, which could negatively impact an ETF’s ability to achieve its investment objective.  The Board also recognized, however, that direct trading by Authorized Participants is critical to ensuring that the ETFs’ Shares trade at or close to NAV.  Further, the ETFs may employ fair valuation pricing to minimize the potential for dilution from market timing.  Moreover, each ETF imposes Transaction Fees on purchases and redemptions of ETF Shares, which increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that an ETF’s costs increase in those circumstances.  Each ETF reserves the right to impose additional restrictions on disruptive, excessive or short-term purchases.

DISTRIBUTION AND SERVICE PLAN

Each ETF has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act.  Under the Plan, an ETF is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”).  If a Service Provider provides such services, an ETF may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act.

No distribution or service fees are currently paid by either ETF, however, and there are no current plans to impose these fees.  In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in an ETF.

NET ASSET VALUE

The net asset value, or NAV, of Shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time.

Each ETF calculates its NAV per Share by:

•                 Taking the current market value of its total assets,

•                 Subtracting any liabilities, and

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•                 Dividing that amount by the total number of Shares owned by shareholders.

If you buy or sell Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV.  Your transaction will be priced at NAV only if you purchase or redeem your Shares in Creation Units.

Because securities listed on foreign exchanges may trade on weekends or other days when the ETFs do not price their Shares, the NAV of ETFs that hold foreign securities may change on days when shareholders will not be able to purchase or sell Shares.

When calculating the NAV of an ETF’s Shares, expenses are accrued and applied daily and stocks held by the ETF are valued at their market value when reliable market quotations are readily available.  Common stocks and other equity securities are valued at the last sales price that day based on the official closing price of the exchange where the security is primarily traded.  Debt securities (other than short-term securities) usually are valued on the basis of prices provided by a third-party independent pricing service.  In some cases, the price of debt securities is determined using quotes obtained from brokers.  Certain short-term debt instruments used to manage an ETF’s cash are valued on the basis of amortized cost.  The values of any foreign securities held by an ETF are converted into U.S. dollars using an exchange rate obtained from an independent third party.

When reliable market quotations are not readily available, securities are priced at their fair value as determined in good faith using methods approved by the Board.  An ETF may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the ETF’s pricing time but after the close of the primary markets or exchanges on which the security is traded.  Intervening events might be company-specific (e.g., earnings report, merger announcement), country-specific (e.g., natural disaster, economic or political news, act of terrorism, interest rate change), or global.  Intervening events include price movements in U.S. markets that are deemed to affect the value of foreign securities.  Fair-value pricing also may be used for domestic securities — for example, if (1) trading in a security is halted and does not resume before the ETF’s pricing time or if a security does not trade in the course of a day and (2) the ETF holds enough of the security that its price could affect the ETF’s NAV.

Fair-value prices are determined by the Valuation Committee, composed of representatives of the Manager and ABA, according to procedures adopted by the Board.  When fair-value pricing is employed, the prices of securities used by the ETF to calculate its NAV may differ from quoted or published prices for the same securities.

ETF WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust maintains a website for the ETFs at www.grailadvisors.com.  Among other things, this website includes this Prospectus and the Statement of Additional Information, the ETFs’ holdings, the ETFs’ last annual and semi-annual reports (when available), pricing information about Shares trading on the Exchange, daily NAV calculations and a historical comparison of the trading prices to NAV.

Each day the ETFs are open for business, the Trust publicly disseminates their full portfolio holdings as of the close of the previous day through its website at www.grailadvisors.com.  In addition, the In-Kind Creation Basket and In-Kind Redemption Basket, which identify the securities and share quantities which are delivered in exchange for purchases and redemptions of Creation Units, are publicly disseminated daily prior to the opening of trading on the Exchange via the NSCC.

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SECTION 12(d)(1) INFORMATION

The Trust and the ETFs are part of the Grail Advisors Actively Managed ETFs family of funds and are related for purposes of investor and investment services, as defined in Section 12(d)(1)(G) of the Investment Company Act.

For purposes of the Investment Company Act, Shares are issued by a registered investment company and purchases of such Shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the Investment Company Act are subject to the restrictions set forth in Section 12(d)(1) of the Investment Company Act, except as permitted by an exemptive order of the SEC.  The SEC has granted the Trust such an order to permit registered investment companies to invest in Shares beyond the limits in Section 12(d)(1)(A), subject to certain terms and conditions, including that the registered investment company first enter into a written agreement with the Trust regarding the terms of the investment.  Accordingly, registered investment companies that wish to rely on the order must first enter into such a written agreement with the Trust and should contact the Trust to do so.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

ETF Distributions

Each ETF pays out dividends from its net investment income, and distributes its net capital gains, if any, to shareholders annually.  Each ETF typically earns dividends from stocks in which it invests.  These amounts, net of expenses, are passed along to ETF shareholders as “income dividends.”  Each ETF realizes capital gains or losses whenever it sells securities.  Net long-term capital gains are distributed to shareholders as “capital gain dividends.”

Brokers may make available to their customers who own Shares the DTC book-entry dividend reinvestment service.  To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker.  Brokers may require ETF shareholders to adhere to specific procedures and timetables.  If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole Shares of the distributing ETF purchased in the secondary market. Without this service, investors would receive their distributions in cash.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed.  The tax information in this Prospectus is provided only as general information.  You should consult your own tax professional about the tax consequences of an investment in Shares.

ETF distributions to you and sale of your Shares will have tax consequences to you.  Such consequences may not apply if you hold your Shares through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account or 401(k) plan.

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Taxes on Distributions

Distributions by an ETF generally are taxable to you as ordinary income or capital gains.  Distributions of an ETF’s “investment company taxable income” (which is, generally, ordinary income, net short-term capital gain in excess of net long-term capital loss, and net gains or losses from certain foreign currency transactions) will be taxable as ordinary income to the extent of the ETF’s current or accumulated earnings and profits, whether paid in cash or reinvested in additional Shares.

Distributions of an ETF’s net capital gain (which is net long-term capital gain in excess of net short-term capital loss) that are properly designated by the ETF as “capital gain dividends” will be taxable to you as long-term capital gains at a maximum rate of 15% (and, without Congressional action, 20% for taxable years beginning after 2010) in the case of individuals, trusts or estates, regardless of your holding period in the ETF’s Shares and regardless of whether paid in cash or reinvested in additional Shares.  Distributions in excess of an ETF’s earnings and profits first will reduce your adjusted tax basis in its Shares and, after the adjusted basis is reduced to zero, will constitute capital gain.  Such capital gain will be long-term capital gain and thus, will be taxed at a maximum rate of 15% (20%), if the distributions are attributable to Shares held by you for more than one year.  Distributions by an ETF that qualify as “qualified dividend income” are taxable to you at the long-term capital gain rate through 2010 and, without Congressional action, will be taxable as ordinary income thereafter.  In order for a distribution by an ETF to be treated as qualified dividend income, it must be attributable to dividends the ETF receives on stock of most domestic corporations and certain foreign corporations with respect to which the ETF satisfies certain holding period and other requirements and you must meet similar requirements with respect to the ETF’s Shares.

Corporate shareholders are generally eligible for the 70% dividends-received deduction with respect to an ETF’s ordinary income dividends, but not its capital gain dividends, to the extent the ETF designates such dividends as qualifying for this deduction, except that the aggregate amount so designated in any year cannot exceed the dividends received by an ETF from domestic corporations.

Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional ETF Shares.  Any distributions reinvested under such a service will nevertheless be taxable to you.  You will have an adjusted basis in the additional Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction.  The additional Shares will have a holding period commencing on the day following the day on which they are credited to your account.

In general, distributions are subject to federal income tax for the year when they are paid.  However, certain distributions paid in January may be treated as paid on December 31 of the prior year.

You may be subject to Federal back-up withholding, at a rate of 28%, if you have not provided an ETF with a taxpayer identification number (for an individual, a social security number) and made other required certifications.

You may also be subject to state and local taxes on distributions, sales and redemptions.

Taxes When Shares are Sold

Generally, you will recognize taxable gain or loss if you sell or otherwise dispose of your Shares.  Any gain arising from such a disposition generally will be treated as long-term capital gain if you held the Shares for more than one year; otherwise, it will be classified as short-term capital gain.  However, any capital loss arising from the disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of the amount of capital gain dividends received with respect to such Shares.  In addition, all or a portion of any loss

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recognized upon a disposition of Shares may be disallowed under “wash sale” rules if other Shares of the same ETF are purchased (whether through reinvestment of distributions or otherwise) within 30 days before or after the disposition.  If disallowed, the loss will be reflected in an adjustment to the basis of the Shares acquired.

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant that exchanges equity securities for one or more Creation Units generally will recognize a gain or a loss on the exchange. The gain or loss will be equal to the difference between the market value of the Creation Unit(s) at the time and the exchanger’s aggregate basis in the securities surrendered plus (or minus) the Cash Component paid (or received).  A person who redeems one or more Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Unit(s) and the aggregate market value of the securities received plus (or minus) the Cash Component received (or paid).  The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Unit(s) cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.  Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon a redemption of one or more Creation Units is generally treated as long-term capital gain or loss if the Creation Unit(s) have been held for more than one year and as short-term capital gain or loss if they have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing is only a summary of certain federal income tax considerations under current law, which is subject to change in the future.  Shareholders such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.  More information about taxes is in the ETFs’ Statement of Additional Information.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each ETF’s financial performance since inception. The total return in the table represent the rate that an investor would have earned (or lost) on an investment in the ETF (assuming reinvestment of all dividends and other distributions).  For the period May 1, 2009 (commencement of offering of shares) through October 31, 2009, the information has been audited by KPMG LLP, independent registered public accounting firm for the ETFs. The financial statements and independent accountant’s report thereon of the ETFs are incorporated into the Statement of Additional Information.

GRAIL AMERICAN BEACON LARGE CAP VALUE ETF	For the Period May 1, 2009(1) through October 31, 2009

Per Share Operating Performance:
Net asset value, beginning of period	$25.00
Net investment income (loss)(2).	0.22
Net realized and unrealized gain on investments	5.11
Total gain from investment operations	5.33
Net asset value, end of period	$30.33
Total Return at NAV(3)	21.32%
Total Return at Market(3)	21.12%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$3,034
Ratios to average net assets:
Expenses, net of expense waivers(4)	0.79%
Expenses, prior to expense waivers(4)	12.10%
Net investment income, net of waivers(4)	1.62%

(1)                     Commencement of offering of shares.

(2)                     Based on average shares outstanding.

(3)                     Total return at net asset value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and other distributions at net asset value during the period and redemption on the last day of the period. Total return at market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and other distributions at market price during the period and redemption on the last day of the period. The market price is a mean of bid and ask prices at end of day. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

(4)                     Annualized.

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GRAIL AMERICAN BEACON LARGE CAP VALUE ETF

No financial information is presented for the ETF because it had not commenced investment operations as of the date of this Prospectus.

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GRAIL ADVISORS ACTIVELY MANAGED ETFS

If you would like more information about the ETFs and the Trust, the following documents are available free, upon request:

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

Additional information about the ETFs will be in their annual and semi-annual reports to shareholders, when available.  The annual report will explain the market conditions and investment strategies affecting each ETF’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information dated March 1, 2010, which contains more details about the ETFs, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.

To receive a free copy of the latest annual or semi-annual report, when available, or the Statement of Additional Information, or to request additional information about the ETFs, please contact us as follows:

Call: 1-415-677-5870

Write: Grail Advisors ETF Trust

c/o Grail Advisors, LLC

One Ferry Building, Suite 255

San Francisco, CA 94111

Visit: www.grailadvisors.com

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION

Information about the ETFs, including their reports and the Statement of Additional Information, has been filed with the SEC.  It can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC or on the EDGAR database on the SEC’s internet site (http://www.sec.gov).  Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, 100 F Street NE, Room 1580, Washington, DC 20549.

Investment Company Act File No. 811- 22154.

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STATEMENT OF ADDITIONAL INFORMATION

GRAIL ADVISORS ETF TRUST

GRAIL AMERICAN BEACON LARGE CAP VALUE ETF (GVT)

GRAIL AMERICAN BEACON INTERNATIONAL EQUITY ETF (GFL)*

ONE FERRY BUILDING, SUITE 255, SAN FRANCISCO, CA 94111

PHONE: 1-415-677-5870

March 1, 2010

* Not open for investment.

Shares of the Large Cap Value ETF are listed and traded on NYSE Arca, Inc.

This SAI describes certain series of the Grail Advisors ETF Trust, which was formed on December 7, 2007.  The Trust is an open-end registered management investment company under the Investment Company Act, and is currently comprised of eight ETFs:  Grail American Beacon Large Cap Value ETF, Grail American Beacon International Equity ETF, RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF, RP Financials ETF, Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF.  The Large Cap Value ETF and International Equity ETF are described in this SAI; the other ETFs are described in separate statements of additional information.

Each ETF is an actively managed exchange-traded fund.  Grail Advisors, LLC serves as the Manager to each ETF.  The Grail American Beacon Large Cap Value and Grail American Beacon International Equity ETFs are primarily sub-advised by American Beacon Advisors, Inc.  The Manager in consultation with ABA allocates day-to-day portfolio management for each ETF among one or more investment sub-advisers, as discussed in the ETFs’ prospectus, consistent with the Manager’s intention to operate the ETFs as multi-manager ETFs.  ALPS Distributors, Inc. serves as the Distributor for each ETF.

Shares of the ETFs are neither guaranteed nor insured by the U.S. Government.

This SAI, dated March 1, 2010 is not a prospectus.  It should be read in conjunction with the ETFs’ Prospectus, dated March 1, 2010, which incorporates this SAI by reference.  Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted.  A copy of the Prospectus may be obtained without charge by writing to the Distributor, calling 1-415-677-5870 or visiting www.grailadvisors.com.  An annual report for the ETFs for the period May 1, 2009 (commencement of operations) through October 31, 2009 is available in the same manner.

No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust.  The SAI does not constitute an offer to sell securities.

GLOSSARY

The following terms are used throughout this SAI, and have the meanings used below:

“1933 Act” means the Securities Act of 1933, as amended.

“1934 Act” means the Securities Exchange Act of 1934, as amended.

“ABA” means American Beacon Advisors, Inc., the primary sub-adviser for each ETF.

“Authorized Participant” means a broker-dealer or other participant in the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC) or a participant in DTC with access to the DTC system, and who has executed an agreement with the Distributor that governs transactions in the ETF’s Creation Units.

“Balancing Amount” means an amount equal to the difference between the NAV of a Creation Unit and the market value of the In-Kind Creation (or Redemption) Basket, used to ensure that the NAV of a Fund Deposit (or Redemption), (other than the Transaction Fee) is identical to the NAV of the Creation Unit being purchased.

“Board” means the Board of Trustees of the Trust.

“Business Day” means any day on which the Trust is open for business.

“Cash Component” means an amount of cash consisting of a Balancing Amount and a Transaction Fee calculated in connection with creations.

“Cash Redemption Amount” means an amount of cash consisting of a Balancing Amount and a Transaction Fee calculated in connection with redemptions.

“CFTC” means the Commodity Futures Trading Commission.

“Code” means the Internal Revenue Code of 1986, as amended.

“Creation Unit” means an aggregation of 50,000 Shares that each ETF issues and redeems on a continuous basis at NAV.  Shares will not be issued or redeemed except in Creation Units.

“Distributor” means ALPS Distributors, Inc.

“DTC” means the Depository Trust Company.

“ETF” means a series of the Trust discussed in this SAI: Large Cap Value ETF and International Equity ETF.

“Exchange” means the NYSE Arca, Inc.

“FINRA” means the Financial Industry Regulatory Authority.

“Fund Deposit” means the In-Kind Creation Basket and Cash Component necessary to purchase a Creation Unit from an ETF.

“Fund Redemption” means the In-Kind Redemption Basket and Cash Redemption Amount received in connection with the redemption of a Creation Unit.

“IIV” means an approximate per-Share value of an ETF’s portfolio, disseminated every fifteen seconds throughout the trading day by the Exchange or other information providers, known as the Intraday Indicative Value.

“In-Kind Creation Basket” means the basket of securities to be deposited to purchase Creation Units of an ETF.  The In-Kind Creation Basket will identify the name and number of shares of each security to be contributed, in kind, to an ETF for a Creation Unit.

“In-Kind Redemption Basket” means the basket of securities a shareholder will receive upon redemption of a Creation Unit.

“International Equity ETF” means Grail American Beacon International Equity ETF.

“Investment Company Act” means the Investment Company Act of 1940, as amended.

“Large Cap Value ETF” means Grail American Beacon Large Cap Value ETF.

“Manager” means Grail Advisors, LLC.

“NAV” means the net asset value of an ETF.

“NYSE” means the New York Stock Exchange, Inc.

“Prospectus” means the ETFs’ prospectus, dated March 1, 2010, as amended and supplemented from time to time.

“SAI” means this Statement of Additional Information, as amended and supplemented from time to time.

“SEC” means the United States Securities and Exchange Commission.

“Shares” means the shares of an ETF.

“Transaction Fees” are fees imposed to compensate the Trust.  For the Large Cap Value ETF, they will generally be $1,000 and for the International Equity ETF, they will generally be $3,200.  A charge of up to four times this fixed Transaction Fee may be imposed for, among other things, creations done wholly or partly in cash.

“Trust” means the Grail Advisors ETF Trust, a Delaware statutory trust.

TRUST AND ETFS OVERVIEW

The Trust is a Delaware statutory trust formed on December 7, 2007 and an open-end registered management investment company comprised of eight ETFs:  Large Cap Value ETF, International Equity ETF, RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF, RP Financials ETF, Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF.  RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF and RP Financials ETF are discussed in a separate prospectus and SAI, each dated March 1, 2010.  Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF are discussed in a separate prospectus and statement of additional information, each dated December 31, 2009.  As of the date of this statement of additional information, Grail American Beacon International Equity ETF has not been opened for investment. Each of the ETFs, with the exception of RP Focused Large Cap Growth ETF, is a diversified, actively managed exchange-traded fund.  RP Focused Large Cap Growth ETF is a non-diversified, actively-managed exchange-traded fund.  Other ETFs may be added to the Trust in the future.  The offering of the Shares is registered under the 1933 Act.

Each ETF offers and issues Shares at NAV only in aggregations of a specified number of Shares, generally in exchange for a basket of securities, together with the deposit of a specified cash payment, or for an all cash payment.  Shares of each ETF are listed and traded on the Exchange.  Shares will trade on the Exchange at market prices that may be below, at, or above NAV.

Unlike mutual funds, Shares are not individually redeemable securities.  Rather, each ETF issues and redeems Shares on a continuous basis at NAV, only in Creation Units of 50,000 Shares.  In the event of the liquidation of an ETF, the Trust may lower the number of Shares in a Creation Unit.

In the instance of creations and redemptions, Transaction Fees may be imposed.  Such fees are limited in accordance with requirements of the SEC applicable to management investment companies offering redeemable securities.  Some of the information contained in this SAI and the Prospectus — such as information about purchasing and redeeming Shares from an ETF and Transaction Fees — is not relevant to most retail investors.

Once created, Shares generally trade in the secondary market, at market prices that change throughout the day, in amounts less than a Creation Unit.  Investors purchasing Shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.

Unlike index-based ETFs, the ETFs are “actively managed” and do not seek to replicate the performance of a specified index.

EXCHANGE LISTING AND TRADING

Shares of each ETF are listed and traded on the Exchange.  Shares trade on the Exchange or in secondary markets at prices that may differ from their NAV or IIV, including because such prices may be affected by market forces (such as supply and demand for Shares).  As is the case of other securities traded on an exchange, when you buy or sell Shares on the Exchange or in the secondary markets your broker will normally charge you a commission or other transaction charges.  Further, the Trust reserves the right to adjust the price of Shares in the future to maintain convenient trading ranges for investors (namely, to maintain a price per Share that is attractive to investors) by share splits or reverse share splits, which would have no effect on the NAV.

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of each ETF will continue to be met.  The Exchange may, but is not required to, remove the Shares of an ETF from listing if: (i) following the initial 12-month period beginning at the commencement of trading of an ETF, there are fewer than 50 beneficial owners of the Shares of the ETF for 30 or more consecutive trading days, or (ii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable.  The Exchange will remove the Shares of an ETF from listing and trading upon termination of an ETF.

The ETFs are not sponsored, endorsed, sold or promoted by the Exchange.  The Exchange makes no representation or warranty, express or implied, to the owners of Shares of the ETFs or any member of the public regarding the advisability of investing in securities generally or in the ETFs particularly or the ability of the ETFs to achieve their objectives.  The Exchange has no obligation or liability in connection with the administration, marketing or trading of the ETFs.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted a policy regarding the disclosure of information about the ETFs’ portfolio securities.  Under the policy, portfolio holdings of the ETFs, which will form the basis for the calculation of NAV on a Business Day, are publicly disseminated prior to the opening of trading on the Exchange that Business Day through financial reporting and news services, including the website www.grailadvisors.com.  In addition, each Business Day a portfolio composition file, which displays the In-Kind Creation Basket and Cash Component, is publicly disseminated prior to the opening of the Exchange via the NSCC.

INTRADAY INDICATIVE VALUE

The IIV is an approximate per-Share value of an ETF’s portfolio holdings, which is disseminated every fifteen seconds throughout the trading day by the Exchange, or by other information providers.  The IIV is based on the current market value of the ETF’s Fund Deposit.  The IIV does not necessarily reflect the precise composition of the current portfolio of securities held by the ETF at a particular point in time.  The IIV should not be viewed as a “real-time” update of the NAV of the ETF because the approximate value may not be calculated in the same manner as the NAV.  The quotations for certain investments may not be updated during U.S. trading hours if such holdings do not trade in the U.S., except such quotations may be updated to reflect currency fluctuations.  The ETFs are not involved in, or responsible for, the calculation or dissemination of the IIV and make no warranty as to the accuracy of the IIV.

INVESTMENT POLICIES AND RESTRICTIONS

Pursuant to the investment policies enumerated in this section, which may be changed with respect to an ETF only by a vote of the holders of a majority of the ETF’s outstanding voting securities, no ETF may:

1.  Purchase or sell real estate limited partnership interests, provided, however, that an ETF may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.

2.  Invest in physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent an ETF from purchasing or selling foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other similar financial instruments).

3.  Engage in the business of underwriting securities issued by others, except to the extent that, in connection with the disposition of securities, an ETF may be deemed an underwriter under federal securities law.

4.  Lend any security or make any other loan except: (i) as otherwise permitted under the Investment Company Act, (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff, (iii) through the purchase of debt securities in accordance with an ETF’s investment objective, policies and limitations, or (iv) by engaging in repurchase agreements with respect to portfolio securities.

5.  Issue any senior security except as otherwise permitted: (i) under the Investment Company Act or (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff.

6.  Borrow money, except as otherwise permitted under the Investment Company Act or pursuant to a rule, order or interpretation issued by the SEC or its staff, including: (i) as a temporary measure, (ii) by entering into reverse repurchase agreements, and (iii) by lending portfolio securities as collateral.  For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other similar financial instruments shall not constitute borrowing.

7.  Regarding diversification, invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of an ETF’s total assets.

8.  Regarding concentration, invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry or group of industries provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and (ii) municipalities and their agencies and authorities are not deemed to be industries.

The following non-fundamental investment restrictions apply to each ETF and may be changed with respect to an ETF by a vote of a majority of the Board.

No ETF may:

1.  Invest more than 15% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

2.  Purchase securities on margin or effect short sales, except that an ETF may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of an ETF’s investments will not constitute a violation of such limitation.  Thus, an ETF may continue to hold a security even though it causes the ETF to exceed a percentage limitation because of fluctuation in the value of the ETF’s assets, except that any borrowing by an ETF that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the Investment Company Act or the relevant rules, regulations or interpretations thereunder.  For purposes of determining concentration in the securities of companies primarily engaged in any one industry or group of industries, the ETFs intend to use the classifications provided by the Global Industry Classification Standard.

INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RISKS

The investment objective and principal strategies of, and risks of investing in, each ETF are described in the Prospectus.  Unless otherwise indicated in the Prospectus or this SAI, the investment objective and policies of an ETF may be changed without shareholder approval.

In addition to the investment strategies described in the Prospectus, each ETF may invest up to 20% of its total assets in debt securities that are investment grade at the time of purchase, including obligations of the U.S. Government, its agencies and instrumentalities, corporate debt securities, mortgage-backed securities, asset-backed securities, master-demand notes, Yankee dollar and Eurodollar bank certificates of deposit, time deposits, bankers’ acceptances, commercial paper and other notes, inflation-indexed securities, and other debt securities.  Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations (“Rating Organizations”) rating that security, such as Standard & Poor’s Ratings Services (“Standard & Poor’s”) or

Moody’s Investors Service, Inc. (“Moody’s”), or rated in one of the four highest rating categories by one Rating Organization if it is the only Rating Organization rating that security or unrated, if deemed to be of comparable quality by ABA or the applicable investment sub-adviser and traded publicly on the world market.  Obligations rated in the fourth highest rating category are limited to 25% of each ETF’s debt allocations.  The ETFs, at the discretion of ABA or the applicable investment sub-adviser, may retain a debt security that has been downgraded below the initial investment criteria.  The International Equity ETF may invest up to 20% of its total assets in non-U.S. debt securities that are rated at the time of purchase in one of the three highest rating categories by any Rating Organization or, if unrated, are deemed to be of comparable quality by the applicable investment sub-adviser and traded publicly on a world market.

Each ETF may also engage in the following investment strategies or techniques (except where indicated otherwise).

Securities Lending

An ETF may make secured loans of its portfolio securities, however, securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by an ETF exceeds 33 1/3% of its total assets (including the market value of collateral received).  For purposes of complying with an ETF’s investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the ETF to the extent required by law.  An ETF continues to receive dividends or interest, as applicable, on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized.

To the extent an ETF engages in securities lending, securities loans will be made to broker-dealers that ABA believes to be of relatively high credit standing pursuant to agreements requiring that the loans continuously be collateralized by cash, liquid securities, or shares of other investment companies with a value at least equal to the market value of the loaned securities.  As with other extensions of credit, the ETF bears the risk of delay in the recovery of the securities and of loss of rights in the collateral should the borrower fail financially.  The ETF also bears the risk that the value of investments made with collateral may decline.

Voting rights or rights to consent with respect to the loaned securities pass to the borrower.  An ETF has the right to call loans at any time on reasonable notice.  However, the ETF bears the risk of delay in the return of the security, impairing the ETF’s ability to vote on such matters.  ABA will retain lending agents on behalf of the ETFs that are compensated based on a percentage of the ETF’s return on its securities lending.  An ETF may also pay various fees in connection with securities loans, including shipping fees and custodian fees.

Dollar Rolls and When Issued or Forward Commitment Securities

The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield.  The price of when-issued securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the when-issued securities takes place at a later date, normally one to two months after the date of purchase.  During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser.  Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date.  A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction.  Dollar rolls are a type of forward commitment transaction.  Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction.  As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices.  Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued.  When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

Depository Receipts

The ETFs invest in American Depositary Receipts (ADRs), Global Depository Receipts (GDRs), and European Depository Receipts (EDRs) (collectively, “Depository Receipts”).  Depository Receipts generally evidence an ownership interest in a foreign security on deposit with a financial institution.  Transactions in Depository Receipts usually do not settle in the same currency in which the underlying foreign securities are denominated or traded.  Generally, ADRs are designed for use in the U.S. securities markets and EDRs are designed for use in European securities markets.  GDRs may be traded in any public or private securities market and may represent securities held by institutions located anywhere in the world.

Convertible Securities

A convertible security is a security (a bond or preferred stock) that may be converted at a stated price within a specified period into a specified number of shares of common stock of the same or a different issuer.  Convertible securities are senior to common stock in a corporation’s capital structure, but are usually subordinated to senior debt obligations of the issuer.  Convertible securities provide holders, through their conversion feature, an opportunity to participate in increases in the market price of their underlying securities.  The price of a convertible security is influenced by the market price of the underlying security, and tends to increase as the market price rises and decrease as the market price declines.  Convertible securities are generally regarded as a form of equity security.

Preferred Stocks

Preferred stocks include convertible and non-convertible preferred and preference stocks that are senior to common stock.  Preferred stocks are equity securities that are senior to common stock with respect to the right to receive dividends and a fixed share of the proceeds resulting from the issuer’s liquidation.  Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of the issuer’s common stock, and thus represent an ownership interest in the issuer.  Depending on the features of the particular security, holders of preferred stock may bear the risks disclosed in the Prospectus or this SAI regarding equity or fixed income securities.

Warrants and Rights

The ETFs may purchase or otherwise receive warrants or rights.  Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price.  An ETF typically uses warrants and rights in a manner similar to their use of options on securities, as described in “Options and Futures” below.  Risks associated with the use of warrants and rights are generally similar to risks associated with the use of options.  Unlike most options, however, warrants and rights are issued in specific amounts, and warrants generally have longer terms than options.  Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency.  In addition, the terms of warrants or rights may limit an ETF’s ability to exercise the warrants or rights at such time, or in such quantities, as the ETF would otherwise wish.

Options and Futures

Although not currently anticipated, except in the case of the International Equity ETF to reduce the ETF’s risk exposure to adverse fluctuations in currency exchange rates, the ETFs may use options and futures for various purposes, including for hedging and investment purposes.  The use of options contracts, futures contracts, and options on futures contracts involves risk.  Thus, while the ETF may benefit from the use of options, futures, and options on futures, unanticipated changes in interest rates, securities prices, currency exchange rates, or other underlying assets or reference rates may adversely affect an ETF’s performance.

The ETFs’ ability to write and purchase call and put options is limited by the requirements for qualifying as a regulated investment company under the Code.

Options on Securities and Indices.

The ETFs may purchase and sell put and call options on equity, fixed income, or other securities or indices in standardized exchanged-traded contracts.  An option on a security or index is a contract that gives the holder of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index underlying the option) at a specified price.  Upon exercise, the writer of an option on a security has the obligation to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security.  Upon exercise, the writer of an option on an index is required to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option.

Purchasing Options on Securities and Indices.  Among other reasons, the ETFs may purchase a put option to hedge against a decline in the value of a portfolio security.  If such a decline occurs, the put option will permit an ETF to sell the security at the higher exercise price or to close out the option at a profit.  By using put options in this manner, an ETF will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by its transaction costs.  In order for a put option purchased by an ETF to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium paid by the ETF and transaction costs.

Among other reasons, an ETF may purchase call options to hedge against an increase in the price of securities the ETF anticipates purchasing in the future.  If such a price increase occurs, a call option will permit an ETF to purchase the securities at the exercise price or to close out the option at a profit.  The premium paid for the call option, plus any transaction costs, will reduce the benefit, if any, that an ETF realizes upon exercise of the option and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the ETF.  Thus, for a call option purchased by an ETF to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium paid by the ETF to the writer and transaction costs.

In the case of both call and put options, the purchaser of an option risks losing the premium paid for the option plus related transaction costs if the option expires worthless.

Writing Options on Securities and Indices.  Because an ETF receives a premium for writing a put or call option, the ETF may seek to increase its return by writing call or put options on securities or indices.  The premium an ETF receives for writing an option will increase the ETF’s return in the event the option expires unexercised or is closed out at a profit.  The size of the premium an ETF receives reflects, among other things, the relationship of the market price and volatility of the underlying security or index to the exercise price of the option, the remaining term of the option, supply and demand, and interest rates.

An ETF may write a call option on a security or other instrument held by the ETF.  In such case the ETF limits its opportunity to profit from an increase in the market price of the underlying security above the exercise price of the option.  Alternatively, an ETF may write a call option on securities in which it may invest but that are not currently held by the ETF.  During periods of declining securities prices or when prices are stable, writing these types of call options can be a profitable strategy to increase an ETF’s income with minimal capital risk.  However, when securities prices increase, an ETF is exposed to an increased risk of loss, because if the price of the underlying security or instrument exceeds the option’s exercise price, the ETF will suffer a loss equal to the amount by which the market price exceeds the exercise price at the time the call option is exercised, minus the premium received.  Calls written on securities that an ETF does not own are riskier than calls written on securities owned by the ETF because there is no underlying security held by the ETF that can act as a partial hedge.  When such a call is exercised, an ETF must purchase the underlying security to meet its call obligation or make a payment equal to the value of its obligation in order to close out the option.  Calls written on securities that an ETF does not own have speculative characteristics and the potential for loss is unlimited.  There is also a risk, especially with less liquid preferred and debt securities, that the securities may not be available for purchase.

An ETF also may write a put option on a security.  In so doing, the ETF assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a loss on exercise equal to the amount by which the market price of the security is below the exercise price minus the premium received.

OTC Options.  An ETF may also invest in over-the-counter (“OTC”) options.  OTC options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Closing Options Transactions.  The holder of an option may terminate its position in a put or call option it has purchased by allowing it to expire or by exercising the option.  If an option is American style, it may be exercised on any day up to its expiration date.  In contrast, a European style option may be exercised only on its expiration date.  In addition, a holder of an option may terminate its obligation prior to the option’s expiration by effecting an offsetting closing transaction.  In the case of exchange-traded options, an ETF, as a holder of an option, may effect an offsetting closing sale transaction by selling an option of the same series as the option previously purchased.  An ETF realizes a loss from a closing sale transaction if the premium received from the sale of the option is less than the premium paid to purchase the option (plus transaction costs).  Similarly, an ETF that has written an option may effect an offsetting closing purchase transaction by buying an option of the same series as the option previously written.  An ETF realizes a loss from a closing purchase transaction if the cost of the closing purchase transaction (option premium plus transaction costs) is greater than the premium received from writing the option.  If an ETF desires to sell a security on which it has written a call option, it will effect a closing purchase prior to or concurrently with the sale of the security.  There can be no assurance, however, that a closing purchase or sale can be effected when an ETF desires to do so.

An OTC option may be closed out only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty.

No guarantee exists that an ETF will be able to effect a closing purchase or a closing sale with respect to a specific option at any particular time.

Risk Factors in Options Transactions.  There are various risks associated with transactions in exchange-traded and OTC options.  The value of options written by an ETF, which will be priced daily, will be affected by, among other factors, changes in the value of underlying securities (including those comprising an index), changes in the dividend rates of underlying securities (including those comprising an index), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities, and the remaining time to an option’s expiration.  The value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid.  In addition, since an American style option allows the holder to exercise its rights any time prior to expiration of the option, the writer of an American style option has no control over the time when it may be required to fulfill its obligations as a writer of the option.  This risk is not present when writing a European style option since the holder may only exercise the option on its expiration date.

An ETF’s ability to use options as part of its investment program depends on the liquidity of the markets in those instruments.  In addition, there can be no assurance that a liquid market will exist when an ETF seeks to close out an option position.  If an ETF were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless.  If an ETF were unable to close out a call option that it had written on a portfolio security owned by the ETF, it would not be able to sell the underlying security unless the option expired without exercise.  As the writer of a call option on a portfolio security, during the option’s life, an ETF foregoes the opportunity to profit from increases in the market value of the security underlying the call option above the sum of the premium and the strike price of the call, but retains the risk of loss (net of premiums received) should the price of the underlying security decline.  Similarly, as the writer of a call option on a securities index, an ETF foregoes the opportunity to profit from increases in the index over the strike price of the option, though it retains the risk of loss (net of premiums received) should the price of the ETF’s portfolio securities decline.

An exchange-traded option may be closed out by means of an offsetting transaction only on a national securities exchange, which generally provides a liquid secondary market for an option of the same series.  If a liquid secondary market for an exchange-traded option does not exist, an ETF might not be able to effect an offsetting closing transaction for a particular option as described above.  Reasons for the absence of a liquid secondary market on a national securities exchange include the following: (i) insufficient trading interest in some options; (ii) restrictions by a national securities exchange on opening or closing transactions, or both; (iii) trading halts, suspensions, or other restrictions on particular classes or series of options or underlying securities; (iv) unusual or unforeseen interruptions in normal operations on a national securities exchange; (v) inability to handle current trading volume; or (vi) discontinuance of options trading (or trading in a particular class or series of options) (although outstanding options on a national securities exchange that were issued by the Options Clearing Corporation should continue to be exercisable in accordance with their terms).  In addition, the hours of trading for options on a national securities exchange may not conform to the hours during which the securities held by an ETF are traded.  To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that may not be reflected in the options markets.

National securities exchanges have established limits on the maximum number of options an investor or group of investors acting in concert may write.  The ETFs, the Manager, ABA, an investment sub-adviser and other clients of the investment sub-adviser may constitute such a group.  These limits restrict an ETF’s ability to purchase or sell options on a particular security.

An OTC option may be closed out only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty.  See “Swap Contracts and Other Two-Party Contracts — Risk Factors in Swap Contracts, OTC Options, and Other Two-Party Contracts” for a discussion of counterparty risk and other risks associated with investing in OTC options below.

An ETF’s ability to engage in options transactions may be limited by tax considerations.

Futures.  To the extent consistent with applicable law, the ETFs may invest in futures contracts on, among other things, financial instruments (such as a U.S. government security or other fixed income security), individual equity securities (“single stock futures”), securities indices, interest rates, currencies, inflation indices, and commodities or commodities indices.  Futures contracts on securities indices are referred to herein as “Index Futures.”

Certain futures contracts are physically settled (i.e., involve the making and taking of delivery of a specified amount of an underlying security or other asset).  For instance, the sale of futures contracts on foreign currencies or financial instruments creates an obligation of the seller to deliver a specified quantity of an underlying foreign currency or financial instrument called for in the contract for a stated price at a specified time.  Conversely, the purchase of such futures contracts creates an obligation of the purchaser to pay for and take delivery of the underlying foreign currency or financial instrument called for in the contract for a stated price at a specified time.  In some cases, the specific instruments delivered or taken, respectively, on the settlement date are not determined until on or near that date.  That determination is made in accordance with the rules of the exchange on which the sale or purchase was made.  Some futures contracts are cash settled (rather than physically settled), which means that the purchase price is subtracted from the current market value of the instrument and the net amount, if positive, is paid to the purchaser by the seller of the futures contract and, if negative, is paid by the purchaser to the seller of the futures contract.  In particular, Index Futures are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index at the close of the last trading day of the contract and the price at which the index contract was originally written.  Although the value of a securities index might be a function of the value of certain specified securities, no physical delivery of these securities is made.

The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received.  Instead, an amount of cash, U.S. government securities, or other liquid assets equal in value to a percentage of the face amount of the futures contract must be deposited with the broker.  This amount is known as initial margin.  The amount of the initial margin is generally set by the market on which the contract is traded (margin requirements on foreign exchanges may be different than those on U.S. exchanges).  Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.”  For futures contracts which are cash settled, an ETF may designate or segregate liquid assets in an amount equal to the ETF’s daily marked-to-market value of such contract.  Prior to the settlement date of the futures contract, the position may be closed by taking an opposite position.  A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain.  In addition, a commission is paid to the broker on each completed purchase and sale.  Although some futures contracts call for making or taking delivery of the underlying securities, currencies, commodities or other underlying instrument, in most cases, futures contracts are closed before the settlement date without the making or taking of delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying financial instrument, currency, commodity, or index, and delivery month).  If the price of the initial sale exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain.  Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss.  Similarly, a purchase of a futures contract is closed out by selling a corresponding futures contract.  If the offsetting sale price exceeds the original purchase price, the purchaser realizes a gain, and, if the original purchase price exceeds the offsetting sale price, the purchaser realizes a loss.  Any transaction costs must also be included in these calculations.  In the U.S., futures contracts are traded only on commodity exchanges or boards of trade — known as “contract markets” — approved by the CFTC, and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant market.

Index Futures.  An ETF’s purchase and sale of Index Futures is limited to contracts and exchanges approved by the CFTC.  An ETF may close open positions on an exchange on which Index Futures are traded at any time up to and including the expiration day.  In general, all positions that remain open at the close of business on that day must be settled on the next business day (based on the value of the relevant index on the expiration day).  Additional or different margin requirements as well as settlement procedures may apply to foreign stock Index Futures.

Interest Rate Futures.  An ETF may engage in transactions involving the use of futures on interest rates.  These transactions may be in connection with investments in U.S. government securities and other fixed income securities.

Options on Futures Contracts.  Options on futures contracts give the purchaser the right in return for the premium paid to assume a long position (in the case of a call option) or a short position (in the case of a put option) in a futures contract at the option exercise price at any time during the period of the option (in the case of an American style option) or on the expiration date (in the case of European style option).  Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position.  In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position in the futures contract.  Accordingly, in the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of initial and variation margin deposits.

An ETF may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts.  For example, to hedge against a possible decrease in the value of its portfolio securities, an ETF may purchase put options or write call options on futures contracts rather than selling futures contracts.  Similarly, an ETF may hedge against a possible increase in the price of securities the ETF expects to purchase by purchasing call options or writing put options on futures contracts rather than purchasing futures contracts.  Options on futures contracts generally operate in the same manner as options purchased or written directly on the underlying investments.

An ETF is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it.  Such margin deposits may vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by an ETF.

A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same type (i.e., the same exercise price and expiration date) as the option previously purchased or sold.  The difference between the premiums paid and received represents an ETF’s profit or loss on the transaction.

Risk Factors in Futures and Futures Options Transactions.  Investment in futures contracts involves risk.  A purchase or sale of futures contracts may result in losses in excess of the amount invested in the futures contract.  If a futures contract is used for hedging, an imperfect correlation between movements in the price of the futures contract and the price of the security, currency, or other investment being hedged creates risk.  Correlation is higher when the investment being hedged underlies the futures contract.  Correlation is lower when the investment being hedged is different than the instrument underlying the futures contract, such as when a futures contract on an index of securities or commodities is used to hedge a single security or commodity, a futures contract on one security (e.g., U.S. Treasury bonds) or commodity (e.g., gold) is used to hedge a different security (e.g., a mortgage-backed security) or commodity (e.g., copper), or when a futures contract in one currency is used to hedge a security denominated in another currency.  In the event of an imperfect correlation between a futures position and the portfolio position (or anticipated position) intended to be protected, an ETF may realize a loss on the futures contract and/or on the portfolio position intended to be protected.  The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.  To compensate for imperfect correlations, an ETF may purchase or sell futures contracts in a greater amount than the hedged investments if the volatility of the price of the hedged investments is historically greater than the volatility of the futures contracts.  Conversely, an ETF may purchase or sell fewer futures contracts if the volatility of the price of the hedged investments is historically less than that of the futures contract.

In the case of Index Futures and commodity futures on commodity indices, changes in the price of those futures contracts may not correlate perfectly with price movements in the relevant index due to market distortions.  First, all participants in the futures market are subject to margin deposit and maintenance requirements.  Rather than meeting margin calls, investors may close futures contracts through offsetting transactions which could distort normal correlations.  Second, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, resulting in more speculators who may cause temporary price distortions.  Third, trading hours for foreign stock Index Futures may not correspond perfectly to the trading hours of the foreign exchange to which a particular foreign stock Index Future relates.  As a result, the lack of continuous arbitrage may cause a disparity between the price of foreign stock Index Futures and the value of the relevant index.

An ETF also may purchase futures contracts (or options on them) as an anticipatory hedge against a possible increase in the price of a currency in which securities the ETF anticipates purchasing is denominated.  In such instances, the currency may instead decline.  If an ETF does not then invest in those securities, the ETF may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.

An ETF’s ability to engage in the futures and options on futures strategies described above depends on the liquidity of the markets in those instruments.  Trading interest in various types of futures and options on futures cannot be predicted.  Therefore, no assurance can be given that an ETF will be able to utilize these instruments effectively.  In addition, there can be no assurance that a liquid market will exist at a time when an ETF seeks to close out a futures or option on a futures contract position, and that ETF would remain obligated to meet margin requirements until the position is closed.  The liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges to limit the amount of fluctuation in a futures contract price during a single trading day.  Once the daily limit has been reached, no trades of the contract may be entered at a price beyond the limit, thus preventing the liquidation of open futures positions.  In the past, prices have exceeded the daily limit on several consecutive trading days.  Short positions in Index Futures or commodity futures on commodities indices may be closed out only by purchasing a futures contract on the exchange on which the Index Futures or commodity futures, as applicable, are traded.

The successful use of futures contracts and related options for hedging and risk management also depends on the ability of the investment sub-adviser to forecast correctly the direction and extent of movements in exchange rates, interest rates, and securities or commodity prices within a given time frame.  For example, to the extent an ETF invests in fixed income securities and interest rates remain stable (or move in a direction opposite to that anticipated) during the period a futures contract or related option on those securities is held by the ETF, the ETF would realize a loss on the futures contract that is not offset by an increase in the value of its portfolio securities.  As a result, the ETF’s total return would be less than if it had not used the futures.

As discussed above, an ETF that purchases or sells a futures contract is only required to deposit initial and variation margin as required by relevant CFTC regulations and the rules of the contract market.  Because the purchase of a futures contract obligates an ETF to purchase the underlying security or other instrument at a set price on a future date, the ETF’s net asset value will fluctuate with the value of the security or other instrument as if it were already in the ETF’s portfolio.  Futures transactions have the effect of investment leverage to the extent an ETF does not maintain liquid assets equal to the face amount of the contract.  If an ETF combines short and long positions, in addition to possible declines in the values of its investment securities, the ETF will incur losses if the index underlying the long futures position underperforms the index underlying the short futures position.  Each ETF’s ability to engage in futures and options on futures transactions also may be limited by tax considerations.

Additional Risks Associated with Commodity Futures Transactions.  Several additional risks are associated with transactions in commodity futures contracts.

Storage Costs.  The price of a commodity futures contract reflects the storage costs of purchasing the underlying commodity, including the time value of money invested in the commodity.  To the extent that the storage costs change, the value of the futures contracts may change correspondingly.

Reinvestment Risk.  In the commodity futures markets, producers of an underlying commodity may sell futures contracts to lock in the price of the commodity at delivery.  To induce speculators to purchase the other side (the long side) of the contract, the commodity producer generally must sell the contract at a lower price than the expected futures spot price.  Conversely, if most purchasers of the underlying commodity purchase futures contracts to hedge against a rise in commodity prices, then speculators will only sell the contract at a higher price than the expected future spot price of the commodity.  The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected futures spot price.  As a result, when an investment sub-adviser reinvests the proceeds from a maturing contract, it may purchase a new futures contract at a higher or lower price than the expected futures spot prices of the maturing contract or choose to pursue other investments.

Additional Risks of Options on Securities, Futures Contracts, and Options on Futures Contracts Traded on Foreign Exchanges.  Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges.  Such transactions may not be regulated as effectively as similar transactions in the U.S. (which are regulated by the CFTC) and may be subject to greater risks than trading on domestic exchanges.  For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract.  The lack of a common clearing facility creates counterparty risk.  If a counterparty defaults, an ETF normally will have contractual remedies against that counterparty, but may be unsuccessful in enforcing those remedies.  When seeking to enforce a contractual remedy, an ETF also is subject to the risk that the parties may interpret contractual terms (e.g., the definition of default) differently.  If a dispute occurs, the cost and unpredictability of the legal proceedings required for an ETF to enforce its contractual rights may lead the ETF to decide not to pursue its claims against the counterparty.  An ETF thus assumes the risk that it may be unable to obtain payments owed to it under foreign futures contracts or that those payments may be delayed or made only after the ETF has incurred the costs of litigation.  In addition, unless an ETF hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the ETF might realize in trading could be offset (or worse) by adverse changes in the exchange rate. ).

Swap Contracts and Other Two-Party Contracts

An ETF may use swap contracts (or “swaps”) and other two-party contracts for the same or similar purposes as options and futures.

Swap Contracts.  An ETF may directly or indirectly use various different types of swaps, such as swaps on securities and securities indices, interest rate swaps, currency swaps, credit default swaps, commodity swaps, inflation swaps, and other types of available swap agreements, depending on the ETF’s investment objective and policies.  Swap contracts are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to a number of years.  Under a typical swap, one party may agree to pay a fixed rate or a floating rate determined by reference to a specified instrument, rate, or index, multiplied in each case by a specified amount (“notional amount”), while the other party agrees to pay an amount equal to a different floating rate multiplied by the same notional amount.  On each payment date, the parties’ obligations are netted, with only the net amount paid by one party to the other.

Swap contracts are typically individually negotiated and structured to provide exposure to a variety of different types of investments or market factors.  Swap contracts may be entered into for hedging or non-hedging purposes and therefore may increase or decrease an ETF’s exposure to the underlying instrument, rate, asset or index.  Swaps can take many different forms and are known by a variety of names.  An ETF is not limited to any particular form or variety of swap agreement if the investment sub-adviser determines it is consistent with an ETF’s investment objective and policies.

For example, the parties to a swap contract may agree to exchange returns calculated on a notional amount of a security, basket of securities, or securities index (e.g., S&P 500 Index).  An ETF may use such swaps to gain investment exposure to the underlying security or securities where direct ownership is either not legally possible or is economically unattractive.  To the extent the total return of the security, basket of securities, or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, an ETF will receive a payment from or make a payment to the counterparty, respectively.  In addition, an ETF may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the ETF.  In such an instance, an ETF may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty pay a floating rate multiplied by the same notional amount.  If interest rates rise, resulting in a diminution in the value of an ETF’s portfolio, the ETF would receive payments under the swap that would offset, in whole or in part, such diminution in value.  An ETF may also enter into swaps to modify its exposure to particular currencies using currency swaps.  For instance, an ETF may enter into a currency swap between the U.S. dollar and the Japanese Yen in order to increase or decrease its exposure to each such currency.

An ETF may use inflation swaps, which involve commitments to pay a regular stream of inflation indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on a notional amount.  The nominal interest payments may be based on either a fixed interest rate or variable interest rate, such as LIBOR.  Inflation swaps may be used to hedge the inflation risk in nominal bonds (i.e., non-inflation indexed bonds), thereby creating synthetic inflation indexed bonds, or combined with U.S. Treasury futures contracts to create synthetic inflation indexed bonds issued by the U.S. Treasury.  See “Indexed Securities — Inflation Indexed Bonds” below.

In addition, an ETF may directly or indirectly use credit default swaps to take an active long or short position with respect to the likelihood of default by corporate (including asset-backed security) or sovereign issuers.  In a credit default swap, one party pays, in effect, an insurance premium through a stream of payments to another party in exchange for the right to receive a specified return in the event of default (or similar events) by one or more third parties on their obligations.  For example, in purchasing a credit default swap, an ETF may pay a premium in return for the right to put specified bonds or loans to the counterparty, such as a U.S. or foreign issuer or basket of such issuers, upon issuer default (or similar events) at their par (or other agreed-upon) value.  An ETF, as the purchaser in a credit default swap, bears the risk that the investment might expire worthless.  It also would be subject to counterparty risk — the risk that the counterparty may fail to satisfy its payment obligations to an ETF in the event of a default (or similar event) (see “Risk Factors in Swap Contracts, OTC Options, and Other Two-Party Contracts” below).  In addition, as a purchaser in a credit default swap, an ETF’s investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying obligation.

An ETF also may use credit default swaps for investment purposes by selling a credit default swap, in which case the ETF will receive a premium from its counterparty in return for the ETF’s taking on the obligation to pay the par (or other agreed-upon) value to the counterparty upon issuer default (or similar events).  As the seller in a credit default swap, an ETF effectively adds economic leverage to its portfolio because, in addition to its total net assets, the ETF is subject to investment exposure on the notional amount of the swap.  If no event of default (or similar event) occurs, an ETF would keep the premium received from the counterparty and would have no payment obligations.

Contracts for Differences.  Contracts for differences are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two different groups or baskets of securities.  Often, one or both baskets will be an established securities index.  An ETF’s return will be based on changes in value of theoretical long futures positions in the securities comprising one basket (with an aggregate face value equal to the notional amount of the contract for differences) and theoretical short futures positions in the securities comprising the other basket.  An ETF also may use actual long and short futures positions and achieve similar market exposure by netting the payment obligations of the two contracts.  An ETF will only enter into contracts for differences (and analogous futures positions) when an investment sub-adviser believes that the basket of securities constituting the long position will outperform the basket constituting the short position.  If the short basket outperforms the long basket, an ETF will realize a loss — even in circumstances when the securities in both the long and short baskets appreciate in value.

Interest Rate Caps, Floors, and Collars.  An ETF may use interest rate caps, floors, and collars for the same or similar purposes as they use interest rate futures contracts and related options and, as a result, will be subject to similar risks.  See “Options and Futures — Risk Factors in Options Transactions” and “— Risk Factors in Futures and Futures Options Transactions” above.  Like interest rate swap contracts, interest rate caps, floors, and collars are two-party agreements in which the parties agree to pay or receive interest on a notional principal amount.  The purchaser of an interest rate cap receives interest payments from the seller to the extent that the return on a specified index exceeds a specified interest rate.  The purchaser of an interest rate floor receives interest payments from the seller to the extent that the return on a specified index falls below a specified interest rate.  The purchaser of an interest rate collar receives interest payments from the seller to the extent that the return on a specified index falls outside the range of two specified interest rates.

Swaptions.  An option on a swap agreement, also called a “swaption,” is an OTC option that gives the buyer the right, but not the obligation, to enter into a swap on a specified future date in exchange for paying a market-based premium.  A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index (such as a call option on a bond).  A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index (such as a put option on a bond).  Swaptions also include options that allow one of the counterparties to terminate or extend an existing swap.

Risk Factors in Swap Contracts, OTC Options, and Other Two-Party Contracts.  The most significant factor in the performance of swaps, contracts for differences, caps, floors, and collars is the change in the value of the underlying price, rate, or index level that determines the amount of payments to be made under the arrangement.  If an investment sub-adviser is incorrect in its forecasts of such factors, the investment performance of an ETF would be less than what it would have been if these investment techniques had not been used.  If a swap or other two-party contract calls for payments by an ETF, the ETF must be prepared to make such payments when due.

In addition, an ETF may only close out a swap, contract for differences, cap, floor, collar, or OTC option (including swaption) with its particular counterparty, and may only transfer a position with the consent of that counterparty.  If the counterparty defaults, an ETF will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that an ETF will succeed in enforcing its rights.  For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, an ETF is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the ETF when the ETF seeks to enforce its contractual rights.  The cost and unpredictability of the legal proceedings required for an ETF to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty.  An ETF, therefore, assumes the risk that it may be unable to obtain payments owed to it under an OTC derivatives contract or that those payments may be delayed or made only after the ETF has incurred the costs of litigation.

The investment sub-adviser monitors the creditworthiness of OTC derivatives counterparties.  Typically, an ETF will enter into these transactions only with counterparties that, at the time they enter into a transaction, have long-term debt ratings of A or higher by S&P or Moody’s (or, if unrated, have comparable credit ratings as determined by the investment sub-adviser).  Short-term derivatives may be entered into with counterparties that do not have long-term debt ratings if they have short-term debt ratings of A-1 by S&P and/or a comparable rating by Moody’s.  The credit rating of a counterparty may be adversely affected by larger-than-average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital.

Additional Regulatory Limitations on the Use of Futures and Related Options, Interest Rate Floors, Caps and Collars, Certain Types of Swap Contracts and Related Instruments.  The ETFs have claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a pool operator under that Act.

Repurchase Agreements

The ETFs may enter into repurchase agreements with banks and broker-dealers.  A repurchase agreement is an agreement under which securities are acquired by an ETF from a securities dealer or bank subject to resale at an agreed upon price on a later date.  The acquiring ETF bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the ETF is delayed or prevented from exercising its rights to dispose of the collateral securities.  Such a default may subject an ETF to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security while the ETF seeks to enforce its rights, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement.  However, ABA or the investment sub-advisers, as applicable, attempt to minimize this risk by entering into repurchase agreements only with financial institutions that are deemed to be of good financial standing.

Debt and Other Fixed Income Securities Generally

Debt and other fixed income securities include fixed and floating rate securities of any maturity.  Fixed rate securities pay a specified rate of interest or dividends.  Floating rate securities pay a rate that is adjusted periodically by reference to a specified index or market rate.  Fixed and floating rate securities include securities issued by federal, state, local, and foreign governments and related agencies, and by a wide range of private issuers, and generally are referred to in this SAI as “fixed income securities.”  Indexed bonds are a type of fixed income security whose principal value and/or interest rate is adjusted periodically according to a specified instrument, index, or other statistic (e.g., another security, inflation index, currency, or commodity).

Holders of fixed income securities are exposed to both market and credit risk.  Market risk (or “interest rate risk”) relates to changes in a security’s value as a result of changes in interest rates.  In general, the values of fixed income securities increase when interest rates fall and decrease when interest rates rise.

Credit risk relates to the ability of an issuer to make payments of principal and interest.  Obligations of issuers are subject to bankruptcy, insolvency and other laws that affect the rights and remedies of creditors.  Fixed income securities denominated in foreign currencies also are subject to the risk of a decline in the value of the denominating currency.

Because interest rates vary, the future income of an ETF that invests in fixed income securities cannot be predicted with certainty.  The future income of an ETF that invests in indexed securities also will be affected by changes in those securities’ indices over time (e.g., changes in inflation rates, currency rates, or commodity prices).

Cash and Other High Quality Investments

An ETF may temporarily invest a portion of its assets in cash or cash items pending other investments or to maintain liquid assets required in connection with some of the ETF’s investments.  These cash items and other high quality debt securities may include money market instruments, such as securities issued by the U.S. Government and its agencies, bankers’ acceptances, commercial paper, and bank certificates of deposit.

U.S. Government Securities and Foreign Government Securities

U.S. government securities include securities issued or guaranteed by the U.S. government or its authorities, agencies, or instrumentalities.  Foreign government securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies, or instrumentalities or by supra-national agencies.  Different kinds of U.S. government securities and foreign government securities have different kinds of government support.  For example, some U.S. government securities (e.g., U.S. Treasury bonds) are supported by the full faith and credit of the U.S.  Other U.S. government securities are issued or guaranteed by federal agencies or government-chartered or -sponsored enterprises but are neither guaranteed nor insured by the U.S. government (e.g., debt securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks (“FHLBs”)).  Similarly, some foreign government securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not.  Foreign government securities of some countries may involve varying degrees of credit risk as a result of financial or political instability in those countries or the possible inability of an ETF to enforce its rights against the foreign government.  As with issuers of other fixed income securities, sovereign issuers may be unable or unwilling to make timely principal or interest payments.

It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. and foreign governments to tighten the availability of credit.  On September 7, 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations.  FHFA will act as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized.  It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac.

Supra-national agencies are agencies whose member nations make capital contributions to support the agencies’ activities.  Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community, and the Inter-American Development Bank.

As with other fixed income securities, U.S. government securities and foreign government securities expose their holders to market risk because their values typically change as interest rates fluctuate.  For example, the value of U.S. government securities or foreign government securities may fall during times of rising interest rates.  Yields on U.S. government securities and foreign government securities tend to be lower than those of corporate securities of comparable maturities.

In addition to investing directly in U.S. government securities and foreign government securities, an ETF may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of U.S. government securities and foreign government securities.  Certificates of accrual and similar instruments may be more volatile than other government securities.

Real Estate Investment Trusts and other Real Estate-Related Investments

The ETFs may invest in pooled real estate investment vehicles (so-called “real estate investment trusts” or “REITs”) and other real estate-related investments such as securities of companies principally engaged in the real estate industry.  In addition to REITs, companies in the real estate industry and real estate-related investments may include, for example, entities that either own properties or make construction or mortgage loans, real estate developers, and companies with substantial real estate holdings.  Each of these types of investments is subject to risks similar to those associated with direct ownership of real estate.  Factors affecting real estate values include the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, environmental liability risks, changes in real estate values, changes in property taxes and operating expenses, levels of occupancy, adequacy of rent to cover operating expenses, and local and regional markets for competing asset classes.  The value of real estate also may be affected by changes in interest rates and social and economic trends.

REITs are pooled investment vehicles that invest in real estate or real estate-related companies.  An ETF may invest in different types of REITs, including equity REITs, which own real estate directly; mortgage REITs, which make construction, development, or long-term mortgage loans; and hybrid REITs, which share characteristics of equity REITs and mortgage REITs.  In general, the value of a REIT’s shares changes in light of factors affecting the real estate industry.  REITs are also subject to the risk of poor performance by the REIT’s manager, defaults by borrowers, self-liquidation, adverse changes in the tax laws, and, with regard to U.S. REITs, the risk of failing to qualify for tax-free pass-through of income under the Code, and/or to maintain exempt status under the Investment Company Act.  See “Taxation” below for a discussion of some special tax considerations relating to an ETF’s investment in U.S. REITs.

Illiquid Securities, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities

An ETF may invest up to 15% of its net assets in illiquid securities.  For this purpose, “illiquid securities” are securities that an ETF may not sell or dispose of within seven days in the ordinary course of business at approximately the amount at which the ETF has valued the securities.

A repurchase agreement maturing in more than seven days is considered illiquid, unless it can be terminated after a notice period of seven days or less.

An investment sub-adviser also may deem certain securities to be illiquid as a result of the investment sub-adviser’s receipt from time to time of material, non-public information about an issuer, which may limit the investment sub-adviser’s ability to trade such securities for the account of any of its clients, including an ETF.  In some instances, these trading restrictions could continue in effect for a substantial period of time.

As long as the SEC maintains the position that most swap contracts, caps, floors, and collars are illiquid, an ETF will continue to designate these instruments as illiquid unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Board.

Private Placements and Restricted Investments.  Illiquid securities include securities of private issuers, securities traded in unregulated or shallow markets, and securities that are purchased in private placements and are subject to legal or contractual restrictions on resale.  Because relatively few purchasers of these securities may exist, especially in the event of adverse market or economic conditions or adverse changes in the issuer’s financial condition, an ETF could have difficulty selling them when an investment sub-adviser believes it advisable to do so or may be able to sell them only at prices that are lower than if they were more widely held.  Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible.

While private placements may offer attractive opportunities not otherwise available in the open market, the securities purchased are usually “restricted securities” or are “not readily marketable.”  Securities purchased in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the 1933 Act, and resold to qualified institutional buyers under Rule 144A under the 1933 Act, are restricted securities.  Restricted securities cannot be sold without being registered under the 1933 Act, unless they are sold pursuant to an exemption from registration (such as Rules 144 or 144A).  Securities that are not readily marketable are subject to other legal or contractual restrictions on resale.  An ETF may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration.  An ETF may be deemed to be an “underwriter” for purposes of Section 11 of the 1933 Act when selling its securities in a registered offering.  In such event, an ETF may be liable to purchasers of the securities under Section 11 if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading, although the ETF may have a due diligence defense.

At times, the inability to sell illiquid securities can make it more difficult to determine their fair value for purposes of computing an ETF’s net asset value.  The judgment of the investment sub-adviser normally plays a greater role in valuing these securities than in valuing publicly traded securities.

Investments in Other Investment Companies or Other Pooled Investments

Each ETF may invest in the securities of other investment companies to the extent permitted by law.  Subject to applicable regulatory requirements, an ETF may invest in shares of both open- and closed-end investment companies (including money market funds and ETFs).  The market price for ETF and closed-end fund shares may be higher or lower than, respectively, the ETF’s and closed-end fund’s NAV.  Investing in another investment company exposes an ETF to all the risks of that investment company and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.  In addition, if an ETF invests in a money market fund managed by ABA, ABA will receive fees from both the ETF and that money market fund.  An ETF also may invest in private investment funds, vehicles, or structures.

MANAGEMENT

Board of Trustees and Officers

As a Delaware trust, the business and affairs of the Trust are managed by its officers under the oversight of its Board.  The Board sets broad policies for the Trust and may appoint Trust officers.  The Board oversees the performance of the Manager, ABA and the investment sub-advisers and the Trust’s other service providers.  Each Trustee serves until his or her successor is duly elected or appointed and qualified.

One of the Trustees is an officer and employee of the Manager.  This Trustee is an “interested person” (as defined in Section 2(a)(19) of the Investment Company Act) of the Trust (an “Interested Trustee”).  The other Trustees are not interested persons of the Trust (the “Independent Trustees”).

The Trust’s “fund complex” currently consists of the eight ETFs.  Each Trustee or officer may be contacted by writing to the Trustee or officer c/o Grail Advisors, LLC, One Ferry Building, Suite 255, San Francisco, California 94111.  The name, age, address, and principal occupations during the past five years with respect to each of the Trustees and officers of the Trust is set forth below, along with the other public directorships held by the Trustees.

Name, Address, Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES
Bradford K. Gallagher Age: 66	Chairman of the Board	Since 2009	Founder, Spyglass Investments LLC (a private investment vehicle) (since 2001); Founder, President and CEO of Cypress Holding Company, CypressTree Investment Management Company and North American Funds (1995-2001); President, Allmerica Life & Annuity Company (1990-1995); Managing Director, Fidelity Investments, Founder of Institutional Investments (1979-1990).	8	Trustee, The Common Fund (since 2005); Trustee, Nicholas Applegate Institutional Funds (since 2007); Director, Shielding Technology Inc. (since 2006).
Charles H. Salisbury, Jr. Age: 69	Trustee	Since 2009	Private investor.	8

Hobart & William Smith Colleges, Investment Committee Chair (since 2006); Maryland Institute, College of Art, Chair of Investment Committee (since 1994); Trustee, Johns Hopkins Hospital (since 2000); Trustee, Guadalupe Center of Immokalee (since 2007); Director, CeraTech, Inc. (since 2003).

Dennis G. Schmal Age: 63	Trustee	Since 2009	Self-employed consultant (since 2003).	8	Trustee, AssetMark Funds (since 2007); Director/ Chairman, Pacific Metrics Corp. (educational services) (since 2005); Director, Varian Semiconductor

Name, Address, Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Complex Overseen by Trustee	Other Directorships Held by Trustee
Equipment Associates, Inc. (since 2004); Director, MCF Corp. (financial services) (since 2003); Trustee, Wells Fargo Multi-Strategy 100 Hedge Fund (since 2008).
INTERESTED TRUSTEES
William M. Thomas Age: 47	Chief Executive Officer	Since 2008	Chief Executive Officer, Grail Advisors, LLC (since 2008); Senior Vice President, Charles Schwab (2000-2008).	8	None
OFFICERS
Chester G. Chappell Age: 45	Assistant Secretary	Since 2008	Head of Distribution, Grail Advisors, LLC (since 2008); Vice President, National Sales Manager, Charles Schwab (2003-2008); Director, Asset Management Strategic Alliances, Charles Schwab (2000-2003).	N/A	N/A
Bryan M. Hiser Age: 37	Chief Financial Officer	Since 2008	Director of Investment Research, Grail Advisors, LLC (since 2008); Assistant Vice President Fund Administration, Citi Fund Services (2007-2008); Financial Analyst, Harbor Capital Advisors (1999-2007).	N/A	N/A

Equity Ownership of Trustees.  The Manager currently does not sponsor any other registered investment companies.  ABA, however, serves as investment adviser to registered mutual funds with investment programs that are substantially similar to those of the ETFs.  The table below shows the dollar range of (i) Shares of the ETFs discussed in this SAI, and (ii) shares of all ETFs in the Trust’s family of investment companies, owned by the Trustees as of February 1, 2010.

Name	Dollar Range of Equity Securities in the ETFs*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies**
Bradford K. Gallagher	$0	$0
Charles H. Salisbury, Jr.	$50,001 - $100,000	$50,001 - $100,000
Dennis G. Schmal	$0	$0
William M. Thomas	$1 - $10,000	$10,001 - $50,000

*   International Equity ETF was not open for investment as of February 1, 2010.

**  The “Family of Investment Companies” currently consists of eight ETFs.

Committees

The Board currently has three standing committees: an Audit Committee, a Nominating Committee and a Qualified Legal Compliance Committee.  Currently, each Independent Trustee serves on each of these committees.

The purposes of the Audit Committee are to: (1) oversee generally each ETF’s accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (2) oversee the quality, integrity, and objectivity of each ETF’s financial statements and the independent audit thereof; (3) assist the full Board with its oversight of the Trust’s compliance with legal and regulatory requirements that relate to each ETF’s accounting and financial reporting, internal controls and independent audits; (4) approve, prior to appointment, the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (5) act as a liaison between the Trust’s independent auditors and the full Board. During the fiscal year ended October 31, 2009, the Audit Committee met two times.

The purposes of the Nominating Committee are, among other things, to: (1) identify and recommend for nomination candidates to serve as Trustees and/or on Board committees who are not Interested Persons of the Trust and who meet any independence requirements of Exchange Rule 5.3(k)(1) or the applicable rule of any other exchange on which shares of the Trust are listed; (2) evaluate and make recommendations to the full Board regarding potential trustee candidates who are not Interested Persons of the Trust and who meet any independence requirements of Exchange Rule 5.3(k)(1) or the applicable rule of any other exchange on which shares of the Trust are listed; and (3) review periodically the workload and capabilities of the Trustees and, as the Committee deems appropriate, to make recommendations to the Board if such a review suggests that changes to the size or composition of the Board and/or its committees are warranted.  The Committee will generally not consider potential candidates for nomination identified by shareholders.  During the fiscal year ended October 31, 2009, the Nomination Committee did not meet.

The purposes of the Qualified Legal Compliance Committee are to:  (1) receive, review and take appropriate action with respect to any report made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any Trustee, officer, director, employee, or agent of the Trust; (2) otherwise fulfill the responsibilities of a qualified legal compliance committee pursuant to Section 307 of the Sarbanes-Oxley Act of 2002 and the rules promulgated thereunder; and (3) perform such other duties as may be assigned to it, from time to time, by the Board.  During the fiscal year ended October 31, 2009, the Qualified Legal Compliance Committee did not meet.

Compensation of Trustees and Officers

Interested Trustees are not compensated by the Trust.  The Trust pays each Independent Trustee $20,000 per year for attendance at meetings of the Board.  All Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings.  The Trust does not accrue pension or retirement benefits as part of the ETFs’ expenses, and Trustees are not entitled to benefits upon retirement from the Board.  The Trust’s officers receive no compensation directly from the Trust.

The table below sets forth the total remuneration of Trustees and Officers of the Trust for the fiscal year ended October 31, 2009:

Name	Aggregate Compensation from ETFs*	Pension or Retirement Benefits Accrued as part of Trust Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund Complex Paid to Trustees**
Bradford K. Gallagher	$20,000	None	None	$20,000
Charles H. Salisbury, Jr.	$20,000	None	None	$20,000
Dennis G. Schmal	$20,000	None	None	$20,000

*   International Equity ETF was not open for investment as of October 31, 2009.

**  The “Fund Complex” currently consists of eight ETFs.

Codes of Ethics

The Trust, Manager, ABA, investment sub-advisers and Distributor each have adopted a code of ethics (“Code of Ethics”), as required by applicable law, which is designed to prevent their affiliated persons from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the ETFs (which may also be held by persons subject to a Code of Ethics).  There can be no assurance that the Codes of Ethics will be effective in preventing such activities.  The Codes of Ethics may permit personnel subject to them to purchase and sell securities, including securities that may be sold, held or purchased by the ETFs.  The Manager, ABA and investment sub-advisers do not use inside information in making investment decisions on behalf of an ETF.  The Codes of Ethics are on file with the SEC and are available to the public.

Proxy Voting Policies

The Board believes that the voting of proxies with respect to securities held by the ETFs is an important element of the overall investment process.  In this regard, the Trust has adopted Proxy Voting Policies and Procedures (“Policies”) that delegate the responsibility for the voting of proxies on the ETFs’ portfolio securities to their investment advisers.  Please see Appendix A for a copy of the Policies.

Proxy voting for the Large Cap Value ETF has been delegated to ABA.  Proxy voting for the International Equity ETF, which invests primarily in the securities of foreign issuers, has been delegated to such ETF’s investment sub-advisers.  Each of ABA and the International Equity ETF’s investment sub-adviser’s proxy voting policy and procedures dictate the voting of proxies in the best interests of ETF shareholders and include procedures to address potential conflicts of interest.  These policies and procedures are summarized (or included in their entirety) in Appendix B.

Information on how the ETFs voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available: (1) without charge, upon request, by calling 1-415-677-5870 and (2) on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of an ETF or acknowledges the existence of control.  As of February 1, 2010, to the best of the ETF’s knowledge, no person controlled the Large Cap Value ETF.  The International Equity  ETF could be deemed to be under the control of the Manager because it had voting authority with respect to 100% of the value of the outstanding interests in the International Equity ETF on such date.  As a result, the Manager could have the ability to approve or reject those matters submitted to the shareholders of the International Equity ETF for their approval, including changes to the International Equity ETF’s fundamental policies.  It is expected that, once the International Equity ETF commences investment operations, the Manager will not control the International Equity ETF.

The following table shows, to the best of the ETFs’ knowledge, those persons who owned 5% or more of the outstanding shares of the Large Cap Value ETF’s shares as of February 1, 2010.

LARGE CAP VALUE ETF

Name and Address	Ownership	Number of Shares	Percentage

Goldman Sachs Execution and Clearing 30 Hudson Street, 10th floor Jersey City, NJ 07302	Record Owner	51,206	51.21%

Merrill Lynch 101 Hudson Street, 9th floor Jersey City, NJ 07302	Record Owner	24,635	24.64%

TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	Record Owner	5,725	5.73%

INVESTMENT ADVISORY AND OTHER SERVICES

Manager

The Manager, Grail Advisors, LLC, oversees the performance of the ETFs and arranges for transfer agency, custody and all other services necessary for the ETFs to operate, but does not exercise day-to-day oversight over the ETFs’ investment sub-advisers.  The Manager oversees the business affairs of the ETFs, provides or oversees the provision of all administrative and investment advisory services to the ETFs and coordinates the investment activities of ABA and the investment sub-advisers.  Based upon evaluations of the investment sub-advisers provided to the Manager by ABA, the Manager allocates assets among investment sub-advisers, and monitors ABA and the investment sub-advisers’ investment programs and results.  These services are provided under the terms of an Investment Management Agreement dated April 30, 2009 (“Investment Management Agreement”) between the Trust, on behalf of each ETF, and the Manager.

Pursuant to the Investment Management Agreement, each ETF pays the Manager a management fee for the services and facilities it provides payable on a monthly basis at the annual rates set forth in the table below, calculated as a percentage of an ETF’s average daily net assets.  From time to time, the Manager may waive all or a portion of its fee; any such waiver would increase an ETF’s performance.  The Manager is responsible for compensating ABA and the investment sub-advisers out of the management fees it receives from each ETF.

ETF	Management Fee
Large Cap Value ETF	0.50%
International Equity ETF	0.58%

The Manager is a majority-owned subsidiary of Grail Partners, LLC.  Grail Partners, LLC is engaged in merchant banking activities and provides consultative services and capital to global investment management firms and financial services businesses.  Grail Partners, LLC is registered as a broker-dealer, but is not principally or otherwise engaged in securities dealing, market making, floor brokerage, exchange specialist activities, proprietary trading or similar securities-related activities.  The Manager is a registered investment adviser and is located at One Ferry Building, Suite 255, San Francisco, CA 94111.

Under the Investment Management Agreement, the Manager (or its affiliates) pays all salaries, expenses, and fees of the Trustees and officers of the Trust who are officers, directors/trustees, partners, or employees of the Manager or its affiliates.  The Trust pays all expenses of its organization, operations, and business not specifically assumed or agreed to be paid by the Manager, ABA or an investment sub-adviser.  Without limiting the generality of the foregoing, the Trust pays or arranges for the payment of the following: the costs of preparing, setting in type, printing and mailing of Prospectuses, Prospectus supplements, SAIs, annual, semiannual and periodic reports, and notices and proxy solicitation materials required to be furnished to shareholders of the Trust or regulatory authorities, and all tax returns; compensation of the officers and Trustees of the Trust who are not officers, directors/trustees, partners or employees of Manager or its affiliates; all legal and other fees and expenses incurred in connection with the affairs of the Trust, including those incurred with respect to registering its shares with regulatory authorities and all fees and expenses incurred in connection with the preparation, setting in type, printing, and filing with necessary regulatory authorities of any registration statement and Prospectus, and any amendments or supplements that may be made from time to time, including registration, filing and other fees in connection with requirements of regulatory authorities; all expenses of the transfer, receipt, safekeeping, servicing and accounting for the Trust’s cash, securities, and other property, including all charges of depositories, custodians, and other agents, if any; the charges for the services and expenses of the independent accountants and legal counsel retained by the Trust, for itself or its Independent Trustees (as defined above); the charges and expenses of maintaining shareholder accounts, including all charges of transfer, bookkeeping, and dividend disbursing agents appointed by the Trust; all brokers’ commissions and issue and transfer taxes chargeable to the Trust in connection with securities transactions to which the Trust is a party; all taxes and corporate fees payable by or with respect to the Trust to federal, state, or other governmental agencies, including preparation of such documents as required by any governmental agency in connection with such taxes; any membership fees, dues or expenses incurred in connection with the Trust’s membership in any trade association or similar organizations; all insurance premiums for fidelity and other coverage; all expenses incidental to holding shareholders and Trustees meetings, including the printing of notices and proxy materials and proxy solicitation fees and expenses; all expenses of pricing of the net asset value per share of each ETF, including the cost of any equipment or services to obtain price quotations; and extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

The Manager has contractually agreed to reduce its fees and/or reimburse each ETF’s expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Net Annual Operating Expenses for Shares of the Large Cap Value ETF and the International Equity ETF to 0.79% and 0.89%, respectively, of each ETF’s average net assets (“Expense Cap”).  The Expense Cap will remain in effect until at least February 28, 2011.  The Manager may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

The Investment Management Agreement with respect to an ETF will remain in effect for two (2) years from its effective date and thereafter continue in effect for as long as its continuance is specifically approved at least annually, by (1) the Board, or by the vote of a majority (as defined in the Investment Company Act) of the outstanding shares of an ETF, and (2) by the vote of a majority of the Trustees who are not parties to the Investment Management Agreement or interested persons of the Manager, cast in person at a meeting called for the purpose of voting on such approval.  The Investment Management Agreement provides that it may be terminated at any time, without the payment of any penalty, by the Board or by vote of a majority of an ETF’s shareholders, on 60 calendar days written notice to the Manager, and by the Manager on the same notice to the Trust and that it shall be automatically terminated if it is assigned.

The Investment Management Agreement provides that the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Investment Management Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence or reckless disregard of its duties or obligations in rendering its services to the Trust as specified in that Agreement.  The Investment Management Agreement also provides that the Manager may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.

For the period May 1, 2009 (commencement of operations) through October 31, 2009, the Manager earned fees in the amount of $3,034 for managing the Large Cap Value ETF, of which 100% was waived.  The International Equity ETF had not commenced operations as of the date of this SAI and thus has not incurred any management fees under the Investment Management Agreement.

The ETFs and the Manager have received exemptive relief from the SEC under which they may use a “Manager of Managers” structure.  Using this structure,the Manager, subject to oversight by the Board, oversees ABA and the investment sub-advisers and recommends to the Board the hiring and termination of ABA and investment sub-advisers.  In overseeing the investment sub-advisers, the Manager seeks input and recommendations from ABA.  The exemptive relief permits, once the ETFs and the Manager begin to rely upon it,  the Manager, with the approval of the Board but without shareholder approval, to materially amend the contract of and/or appoint a replacement for ABA or an investment sub-adviser (provided the appointee is not affiliated with the Manager).  Under the exemption, within 90 days after such action, affected shareholders would receive information about it, and the Prospectus would be supplemented as necessary.

ABA

ABA acts as each ETF’s primary sub-adviser and lead portfolio manager.  ABA is located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155 and is a subsidiary of Lighthouse Holdings, Inc., a financial services holding company.  ABA was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services.  As of December 31, 2009, ABA had approximately $41.8 billion of assets under management, including approximately $14.4 billion under active management and $27.4 billion as named fiduciary or financial advisor.

ABA serves as investment adviser to registered mutual funds with investment programs that are substantially similar to those of the ETFs.  The ETFs’ portfolio holdings are expected to be disclosed on a more frequent basis than those of the registered mutual funds.

ABA provides or oversees the provision of portfolio management services to the ETFs.  ABA develops the investment programs for each ETF, evaluates investment sub-advisers (subject to requisite approvals), recommends to the Manager allocations of assets among investment sub-advisers, monitors the investment sub-advisers’ investment programs and results, invests the portion of ETF assets that the investment sub-advisers determine should be allocated to high quality short-term debt obligations, and to the extent that an ETF engages in securities lending, oversees the ETF’s securities lending activities and actions taken by the securities lending agent.

ABA has entered into a Primary Investment Sub-Advisory Agreement between the Manager and ABA, dated April 30, 2009, with respect to each ETF (“Primary Subadvisory Agreement”).  Pursuant to the Primary Subadvisory Agreement, ABA receives fees from the Manager to provide the services noted above.  These fees are paid by the Manager out of the advisory fees it receives from an ETF; they are not separately paid by an ETF.  These fees are payable on a monthly basis at the annual rates set forth in the table below, calculated as a percentage of an ETF’s average daily net assets.  In addition, the Manager pays the amounts due the investment sub-advisers to ABA, who then pays those amounts to the investment sub-advisers.  These amounts are not reflected in the table below, but are described in the discussion of the investment sub-advisers below.

ETF	Primary Subadvisory Fee
Large Cap Value ETF	0.10%
International Equity ETF	0.10%

The Primary Subadvisory Agreement will automatically terminate if assigned, and may be terminated without penalty at any time by the Manager, by a vote of a majority of the Board or by a vote of a majority of the outstanding voting securities of the applicable ETF on no more than 60 days’ written notice to ABA, or by ABA upon 60 days’ written notice to the Trust.  The Primary Subadvisory Agreement with respect to an ETF will remain in effect for two (2) years from its effective date and thereafter continue in effect for as long as its continuance is specifically approved at least annually, by (1) the Board, or by the vote of a majority (as defined in the Investment Company Act) of the outstanding shares of an ETF, and (2) by the vote of a majority of the Trustees who are not parties to the Primary Subadvisory Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.

For the period May 1, 2009 (commencement of operations) through October 31, 2009, the Primary Sub-adviser received fees in the amount of $1,597 for its services to the Large Cap Value ETF.  The International Equity ETF had not commenced operations as of the date of this SAI, and thus, ABA has not yet received any management fees for providing services for the International Equity ETF under the Primary Subadvisory Agreement.

Investment Sub-Advisers

The ETFs’ investment sub-advisers are listed below with information regarding their controlling persons or entities.  According to the Investment Company Act, a person or entity with control with respect to an investment advisor has “the power to exercise a controlling influence over the management or policies of a company, unless such power is solely the result of an official position with such company.”  Persons and entities affiliated with an investment sub-adviser are considered to be affiliates for that portion of ETF assets managed by that sub-adviser (“Allocated Portion”).

Investment Sub-adviser	Controlling Person/Entity	Basis of Control	Nature of Controlling Person/Entity’s Business
Brandywine Global Investment Management, LLC	Legg Mason, Inc.	Parent Co.	Financial Services
Hotchkis and Wiley Capital Management, LLC	HWCap Holdings, LLC Stephens — H&W	Majority Owner Minority Owner	Financial Services Financial Services
Lazard Asset Management LLC	Lazard Freres & Co. LLC	Parent Co.	Financial Services
Metropolitan West Capital Management, LLC	Wells Fargo & Company Howard Gleicher Gary W. Lisenbee Steve Borowski	Majority Owner Minority Owner Minority Owner Minority Owner	Financial Services Financial Services Financial Services Financial Services
Templeton Investment Counsel, LLC	Franklin Resources, Inc.	Parent Co.	Financial Services
The Boston Company Asset Management, LLC	Bank of New York Mellon Corporation	Parent Co.	Financial Services

The Investment Sub-Advisory Agreements with the ETFs’ investment sub-advisers (“Investment Sub-Advisory Agreements”) will automatically terminate if assigned, and may be terminated without penalty at any time by the Manager, by a vote of a majority of the Board or by a vote of a majority of the outstanding voting securities of the applicable ETF on no more than 60 days’ written notice to the investment sub-adviser, or by the investment sub-adviser upon 60 days’ written notice to the Trust.  The Investment Sub-Advisory Agreements with respect to an ETF will also terminate in the event that the Primary Subadvisory Agreement for that ETF terminates.  The Investment Sub-Advisory Agreements with respect to an ETF will remain in effect for two (2) years from its effective date and thereafter continue in effect for as long as its continuance is specifically approved at least annually, by (1) the Board, or by the vote of a majority (as defined in the Investment Company Act) of the outstanding shares of an ETF, and (2) by the vote of a majority of the Trustees who are not parties to the Investment Sub-Advisory Agreements or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.

Pursuant to the Investment Sub-Advisory Agreements, the investment sub-advisers receive fees from ABA to provide day-to-day investment advisory services to the Allocated Portion of an ETF.  These fees are paid out of the advisory fees the Manager receives from an ETF; they are not separately paid by an ETF.  These fees are payable on a quarterly basis at the annual rates set forth in the table below, calculated as a percentage of an ETF’s average daily net assets and based on the combined assets of the relevant ETF and the comparable registered mutual fund and other accounts sub-advised by the investment sub-adviser with ABA as the manager.

Large Cap Value ETF	Subadvisory Fee for combined assets that are:
Brandywine Global Investment Management, LLC	Less than $500 million Between $500 million and $600 million More than $600 million	0.25 0.225 0.20	% % %
Hotchkis and Wiley Capital Management, LLC	Less than $10 million Between $10 million and $50 million Between $50 million and $150 million Between $150 million and $400 million Between $400 million and $800 million More than $800 million	0.60 0.20 0.50 0.30 0.15 0.125	% % % % % %
Metropolitan West Capital Management, LLC	Less than $100 million More than $100 million	0.275 0.20	% %

International Equity ETF	Subadvisory Fee
Lazard Asset Management LLC	Less than $100 million Between $100 million and $500 million More than $500 million	0.50 0.325 0.20	% % %
Templeton Investment Counsel, LLC	Less than $100 million Between $100 million and $150 million Between $150 million and $400 million More than $400 million	0.50 0.35 0.30 0.25	% % % %
The Boston Company Asset Management, LLC	Less than $100 million Between $100 million and $200 million Between $200 million and $300 million More than $300 million	0.50 0.30 0.25 0.20	% % % %

For the period May 1, 2009 (commencement of operations) through October 31, 2009, each of Brandywine Global Investment Management, Hotchkis and Wiley Capital Management and Metropolitan West Capital Management received fees in the amount of $1,109, $1,149 and $1,095, respectively, for sub-advising the Large Cap Value ETF. The International Equity ETF has not commenced operations as of the date of this SAI and thus the investment sub-advisers to that ETF have not yet received any fees under the Investment Sub-Advisory Agreement.

Custodian

The Bank of New York Mellon (“BNY Mellon”), located at One Wall Street, New York, New York 10286, serves as Custodian of each ETF’s assets.  As Custodian, BNY Mellon has agreed to: (1) make receipts and disbursements of money on behalf of the ETF, (2) collect and receive all income and other payments and distributions on account of the ETF’s portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the ETF concerning the ETF’s operations.  BNY Mellon does not exercise any supervisory function over the purchase and sale of securities.  Pursuant to the Custody Agreement between BNY Mellon and the Trust the Trust has agreed to pay an annual custody fee of .50 basis points on the first $1 billion of its gross adjusted assets, and .25 basis points on gross adjusted assets in excess of $1 billion, plus certain transaction charges and additional global custody fees.

Administrator, Fund Accountant and Transfer Agent

BNY Mellon, located at One Wall Street, New York, New York 10286 serves as Administrator, Fund Accountant and Transfer Agent to each ETF.  As administrator, BNY Mellon provides each ETF with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and the preparation and filing of all reports, updates to registration statements, and all other materials required to be filed or furnished by an ETF under federal and state securities laws.

As fund accountant and transfer agent, BNY Mellon has agreed to: (1) perform and facilitate purchases and redemptions of Creation Units of each ETF, (2) make dividend and other distributions on Shares of each ETF, (3) record the issuance of Shares and maintain records of outstanding Shares of each ETF, (4) maintain certain accounts, (5) make and transmit periodic reports to an ETF and its other service providers, and (6) otherwise perform the customary services of a transfer agent and dividend disbursing agent.  For the services to be provided by BNY Mellon to the ETFs, the Trust has agreed to pay a $1,000 monthly ETF administration fee per ETF, a monthly transfer agency services fee of $1,000 per ETF (which minimum is reduced for the first two years from inception of the ETFs), a fund accounting fee of

1.50 basis points on the first $1 billion of its gross adjusted assets, and 1.00 basis points on gross adjusted assets in excess of $1 billion, and a fund administration fee of 2.50 basis points on the first $1 billion of its gross adjusted assets, and 2.00 basis points on gross adjusted assets in excess of $1 billion, plus certain out-of-pocket expenses.  There is a minimum fund accounting and fund administration fee of $75,000 per ETF (which minimum is reduced for the first two years from inception of the ETFs).

For the period ended October 31, 2009, BNY Mellon earned $8,369 in fees as administrator of Large Cap Value ETF.  The International Equity ETF was not open for investment as of October 31, 2009.

PORTFOLIO MANAGERS

Portfolio managers at ABA and the investment sub-advisers to the ETFs (the “Portfolio Managers”) have responsibility for the day-to-day management of accounts other than the ETFs.  Information regarding these other accounts has been provided by each Portfolio Manager’s firm and is set forth below.  The number of accounts and assets is shown as of October 31, 2009.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other accounts
American Beacon Advisors, Inc.
Kirk L. Brown	4 ($2.0 bil)	N/A	2 ($3.69 bil)	N/A	N/A	N/A
Wyatt Crumpler	15 ($13.5 bil)	N/A	3($10.2 bil)	N/A	N/A	N/A
Adriana R. Posada	6 ($10.6 bil)	N/A	3 ($5.1 bil)	N/A	N/A	N/A
William F. Quinn	15 ($13.5 bil)	N/A	3($10.2 bil)	N/A	N/A	N/A

Brandywine Global Investment Management, LLC
Paul Lesutis	2 ($2.2 bil)	2 ($44.5 mil)	52 ($1.78 bil)	N/A	N/A	3 ($376.6 mil)
Earl Gaskins	2 ($2.2 bil)	2 ($44.5 mil)	52 ($1.78 bil)	N/A	N/A	3 ($376.6 mil)

Hotchkis and Wiley Capital Management, LLC
Patty McKenna	16 ($6.6 bil)	2 ($100 mil)	78 ($7.3 bil)	1 ($1.7 bil)	0	3 ($167 mil)
Sheldon Lieberman	16 ($6.6 bil)	2 ($100 mil)	78 ($7.3 bil)	1 ($1.7 bil)	0	3 ($167 mil)
George Davis	16 ($6.6 bil)	2 ($100 mil)	78 ($7.3 bil)	1 ($1.7 bil)	0	3 ($167 mil)
Judd Peters	16 ($6.6 bil)	2 ($100 mil)	78 ($7.3 bil)	1 ($1.7 bil)	0	3 ($167 mil)
Scott McBride	16 ($6.6 bil)	2 ($100 mil)	78 ($7.3 bil)	1 ($1.7 bil)	0	3 ($167 mil)

Lazard Asset Management LLC
John Reinsberg	6 ($1.3 bil)	4 ($100.5 mil)	60 ($4.0 bil)	N/A	4 ($1.0 mil)	N/A
Michael A. Bennett	8 ($3.0 bil))	N/A	264 ($9.3 bil)	1 ($1.7 bil)	N/A	N/A
Michael G. Fry	5 ($966.9 bil)	4 ($162.2 mil)	35 ($4.1 bil)	N/A	N/A	N/A
Michael Powers	8 ($92.9 bil)	2 ($21.1 mil)	272 ($9.5 bil)	1 ($1.7 bil)	N/A	N/A

Metropolitan West Capital Management, LLC-
Investment Team (Howard Gleicher, Gary Lisenbee, David M. Graham, Jeffrey Peck, Jay Cunningham)	12 ($5.2 bil)	6 ($433.6 mil)	407 ($5.7 bil)	N/A	N/A	2 ($42.6 mil)

Templeton Investment Counsel, LLC
Gary Motyl	4 ($7.1 bil)	2 ($750 mil)	13 ($3.9 bil)	N/A	N/A	N/A

The Boston Company Asset Management, LLC
D. Kirk Henry	16 ($4.2 bil)	94 ($3.7 bil)	33 ($5.4 bil)	N/A	N/A	N/A
Clifford A. Smith	16 ($4.2 bil)	94 ($3.7 bil)	33 ($5.4 bil)	N/A	N/A	N/A

Conflicts of Interest

As noted in the table above, the Portfolio Managers manage accounts other than the ETFs.  This side-by-side management may present potential conflicts between a Portfolio Manager’s management of an ETF’s investments, on the one hand, and the investments of the other accounts, on the other hand.

As noted above, ABA serves as investment adviser to registered mutual funds with investment programs that are substantially similar to those of the ETFs.  All of the investment sub-advisers also provide advisory services to those registered mutual funds, as well as other accounts with investment programs substantially similar to those of the ETFs.  The ETFs are expected to have substantially similar investment portfolios as the registered mutual funds, and the portfolio holdings of each ETF that will form the basis of the ETF’s NAV on each Business Day will be disclosed before the opening of trading that day.  At the time of the ETFs’ disclosure of their portfolio holdings, the registered mutual funds and the investment sub-advisers’ other accounts may have unexecuted portfolio transactions outstanding or be in the process of implementing changes to their portfolios.  In order to prevent the disclosure of the ETFs’ portfolios from signaling or providing information to the market about upcoming transactions for the registered mutual funds, the investment sub-advisers intend to implement portfolio changes in a security for an ETF after the corresponding registered mutual fund and the investment sub-advisers’ other accounts have completed transactions in that security.  Thus, portfolio decisions may not be made for an ETF concurrently with the portfolio decision for the corresponding registered mutual fund, notwithstanding that the ETF and the registered mutual fund and the investment sub-advisers’ other accounts have substantially similar objectives, policies, strategies, and risks.  By the time a portfolio decision is implemented for an ETF, the price for the security may be different than the price at the time the decision is made for the corresponding registered mutual fund and the investment sub-advisers’ other accounts , and due to the mutual fund’s or other accounts’ transactions in the security or other market movements, may be less favorable for the ETF.

Set forth below is a description by ABA and each investment sub-adviser of any other foreseeable material conflicts of interest that may arise from the concurrent management of ETFs and other accounts.  The information regarding potential conflicts of interest of ABA and the investment sub-advisers was provided by each firm.

ABA.  ABA’s Portfolio Managers are responsible for managing one or more of the ETFs and other accounts, including registered investment companies and employee benefit plans.  ABA typically assigns ETFs and accounts with similar investment strategies to the same Portfolio Manager to mitigate the potentially conflicting investment strategies of accounts.  Other than potential conflicts between investment strategies, the side-by-side management of both the ETFs and other accounts may raise potential conflicts of interest due to the interest held by ABA or one of its affiliates in an account and differing fee schedules across account types.  ABA has developed policies and procedures reasonably designed to mitigate those conflicts.

Potential conflicts of interest may occur when ABA’s Portfolio Managers invest ETF assets in money market funds managed by ABA, since ABA has the potential to earn more fees under this scenario.  This potential conflict of interest is disclosed to the Board in connection with the process of approving ABA as a sub-adviser to the ETFs.

Brandywine Global Investment Management, LLC (“Brandywine Global”).  Brandywine Global does not foresee any potentially material conflicts of interest as a result of concurrent management of the Large Cap Value ETF and other accounts.  Brandywine Global follows the same buy and sell discipline for all stocks across all portfolios, subject to client specific restrictions.  All portfolios are managed in the same manner by the investment team.  Portfolios may differ slightly due to differences in available cash, contributions and withdrawals.

Hotchkis and Wiley Capital Management, LLC (“Hotchkis”).  A portion of the Large Cap Value ETF is managed by Hotchkis’ investment team (“Investment Team”).  The Investment Team also manages institutional accounts and other mutual funds in several different investment strategies.  The portfolios within an investment strategy are managed using a target portfolio; however, each portfolio may have different restrictions, cash flows, tax and other relevant considerations which may preclude a portfolio from participating in certain transactions for that investment strategy.  Consequently, the performance of portfolios may vary due to these different considerations.  The Investment Team may place transactions for one investment strategy that are directly or indirectly contrary to investment decisions made on behalf of another investment strategy.  Hotchkis may be restricted from purchasing more than a limited percentage of the outstanding shares of a company.  If a company is a viable investment for more than one investment strategy, Hotchkis has adopted policies and procedures reasonably designed to ensure that all of its clients are treated fairly and equitably.

Different types of accounts and investment strategies may have different fee structures.  Additionally, certain accounts pay Hotchkis performance-based fees, which may vary depending on how well the account performs compared to a benchmark.  Because such fee arrangements have the potential to create an incentive for Hotchkis to favor such accounts in making investment decisions and allocations, Hotchkis has adopted polices and procedures reasonably designed to ensure that all of its clients are treated fairly and equitably, including in respect of allocation decisions, such as initial public offerings.

Since all accounts are managed to a target portfolio by the Investment Team, adequate time and resources are consistently applied to all accounts in the same investment strategy.

Lazard Asset Management LLC (“Lazard”).  Lazard’s Portfolio Managers manage multiple accounts for a diverse client base, including private clients, institutions and investment funds.  Lazard manages all portfolios on a team basis.  The team is involved at all levels of the investment process.  This team approach allows for every portfolio manager to benefit from his/her peers, and for clients to receive the firm’s best thinking, not that of a single portfolio manager.  Lazard manages all like investment mandates against a model portfolio.  Specific client objectives, guidelines or limitations then are applied against the model, and any necessary adjustments are made.

Although the potential for conflicts of interest exist because Lazard and the Portfolio Managers manage other accounts with similar investment objectives and strategies as the International Equity ETF (“Similar Accounts”), Lazard has procedures in place that are designed to ensure that all accounts are treated fairly and that the ETF is not disadvantaged, including procedures regarding trade allocations and “conflicting trades” (e.g., long and short positions in the same security, as described below).  In addition, the ETF, as a registered investment company, is subject to different regulations than certain of the Similar Accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the Similar Accounts.

Potential conflicts of interest may arise because of Lazard’s management of the ETF and Similar Accounts.  For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Lazard may be perceived as causing accounts it manages to participate in an offering to increase Lazard’s overall allocation of securities in that offering, or to increase Lazard’s ability to participate in future offerings by the same underwriter or issuer.  Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Lazard may have an incentive to allocate securities that are expected to increase in value to preferred accounts.  Initial public offerings, in particular, are frequently of very limited availability.  Additionally, Portfolio Managers may be perceived to have a conflict of interest because of the large number of Similar Accounts, in addition to the ETF, that they are managing on behalf of Lazard.  Although Lazard does not track each individual Portfolio Manager’s time dedicated to each account, Lazard periodically reviews each Portfolio Manager’s overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the ETF.  In addition, Lazard could be viewed as having a conflict of interest to the extent that Lazard and/or its Portfolio Managers have a materially larger investment in a Similar Account than their investment in the ETF.

A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.  Lazard manages hedge funds that are subject to performance/incentive fees.  Certain hedge funds managed by Lazard may also be permitted to sell securities short.  When Lazard engages in short sales of securities of the type in which the ETF invests, Lazard could be seen as harming the performance of the ETF for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall.  As described above, Lazard has procedures in place to address these conflicts.  Portfolio managers and portfolio management teams are generally not permitted to manage long-only assets alongside long/short assets, although may from time to time manage both hedge funds that engage in short sales and long-only accounts, including open-end and closed-end registered investment companies.

Metropolitan West Capital Management, LLC (“MetWest Capital”).  MetWest Capital’s Portfolio Managers generally face two types of conflicts of interest:  (1) conflicts between and among the interests of the various accounts they manage, and (2) conflicts between the interests of the accounts they manage and their own personal interests.  The policies of MetWest Capital require that portfolio managers treat all accounts they manage equitably and fairly in the face of such real or potential conflicts.

The management of multiple funds and other accounts may require the portfolio manager to devote less than all of his or her time to a fund, particularly if the funds and accounts have different objectives, benchmarks and time horizons.  The portfolio manager may also be required to allocate his or her investment ideas across multiple funds and accounts.  In addition, if a portfolio manager identifies a limited investment opportunity, such as an initial public offering that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of that investment across all eligible funds and accounts.  Further, security purchase and sale orders for multiple accounts often are aggregated for purpose of execution.  Although such aggregation generally benefits clients, it may cause the price or brokerage costs to be less favorable to a particular client than if similar transactions were not being executed concurrently for other accounts.  It may also happen that a fund’s advisor or sub-advisor will determine that it would be in the best interest, and consistent with the investment policies, of another account to sell a security that a fund holds long, potentially resulting in a decrease in the market value of the security held by the fund.

MetWest Capital and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the fund — for instance, those that pay a higher advisory fee.  The policies of MetWest Capital, however, require that portfolio managers treat all accounts they manage equitably and fairly.

As noted above, portfolio managers may also experience certain conflicts between the interests of the accounts they manage and their own personal interests (which may include interests in advantaging MetWest Capital).  The structure of a portfolio manager’s compensation may create an incentive for the manager to favor accounts whose performance has a greater impact on such compensation.  The portfolio manager may, for example, have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor such accounts.  Similarly, if a portfolio manager holds a larger personal investment in one fund than he or she does in another, the portfolio manager may have an incentive to favor the fund in which he or she holds a larger stake.

In general, MetWest Capital has policies and procedures to address the various potential conflicts of interest described above.  It has policies and procedures designed to ensure that portfolio managers have sufficient time and resources to devote to the various accounts they manage.  Similarly, it has policies and procedures designed to ensure that investments and investment opportunities are allocated fairly across accounts, and that the interests of client accounts are placed ahead of a portfolio manager’s personal interests.  However, there is no guarantee that such procedures will detect or address each and every situation where a conflict arises.

Templeton Investment Counsel, LLC (“Templeton”).  The management of multiple funds, including the International Equity ETF and other accounts may give rise to potential conflicts of interest if the International Equity ETF and other accounts have different objectives, benchmarks, time horizons, and fees, as the Portfolio Manager must allocate his or her time and investment ideas across multiple funds and accounts.  Templeton seeks to manage such competing interests for the time and attention of Portfolio Managers by having Portfolio Managers focus on a particular investment discipline.  Most other accounts managed by a Portfolio Manager are managed using the same investment strategies that are used in connection with the management of the International Equity ETF.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.  The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest.  However, securities selected for funds or accounts other than the International Equity ETF may outperform the securities selected for the International Equity ETF.  Moreover, if a Portfolio Manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the International Equity ETF may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts.  Templeton seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a Portfolio Manager’s compensation may give rise to potential conflicts of interest.  A Portfolio Manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management.  As such, there may be an indirect relationship between a Portfolio Manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a Portfolio Manager may give rise to potential conflicts of interest.  While Templeton has adopted a code of ethics which it believes contains provisions reasonably necessary to prevent a wide range of prohibited activities by Portfolio Managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

Templeton has adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

The Boston Company Asset Management, LLC.   A conflict of interest is generally defined as a single person or entity having two or more interests that are inconsistent.  The Boston Company Asset Management, LLC (“TBCAM”) has implemented various policies and procedures that are intended to address the conflicts of interest that may exist or be perceived to exist at TBCAM.

These conflicts may include, but are not limited to when a portfolio manager is responsible for the management of more than one account; the potential arises for the portfolio manager to favor one account over another.  Generally, the risk of such conflicts of interest could increase if a portfolio manager has a financial incentive to favor one account over another.

This disclosure statement is not intended to cover all of the conflicts that exist within TBCAM, but rather to highlight the general categories of conflicts and the associated mitigating controls.  Other conflicts are addressed within the policies of TBCAM.  Further, the Chief Compliance Officer of TBCAM shall maintain a Conflicts Matrix that further defines the conflicts specific to TBCAM.

New Investment Opportunities - Potential Conflict:  A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements.  If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation.  TBCAM has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.

Compensation - Potential Conflict:  A portfolio manager may favor an account if the portfolio manager’s compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager.  If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the bonus achieve the best possible performance to the possible detriment of other accounts.  Similarly, if TBCAM receives a performance-based advisory fee, the portfolio manager may favor that account, regardless of whether the performance of that account directly determines the portfolio manager’s compensation.  Portfolio managers’ cash compensation is comprised primarily of a market-based salary and incentive compensation (annual and long term retention incentive awards).  Funding for the TBCAM Annual Incentive Plan and Long Term Retention Incentive Plan is through a pre-determined fixed percentage of overall TBCAM profitability.  In general, bonus awards are based initially on TBCAM’s financial performance.  However, awards for select senior portfolio managers are based initially on their individual investment performance (one, three, and five-year weighted).  In addition, awards for portfolio managers that manage alternative strategies are partially based on a portion of the fund’s realized performance fee.

Investment Objectives - Potential Conflict:  Where different accounts managed by the same portfolio manager have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise.  For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such a trading pattern could potentially disadvantage either account.  To mitigate the conflict in this scenario TBCAM has in places a restriction in the order management system and requires a written explanation from the portfolio manager before determining whether to lift the restriction.  However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

Trading - Potential Conflict:  A portfolio manager could favor one account over another in the allocation of shares or price in a block trade.  Particularly in cases when a portfolio manager buys or sells a security for a group of accounts in an aggregate amount that may influence the market price of the stock, certain portfolios could receive a more favorable price on earlier executions than accounts that participate subsequent fills.  The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price.  When a portfolio manager intends to trade the same security for more than one account, TBCAM policy generally requires that such orders be “bunched,” which means that the trades for the individual accounts are aggregated and each portfolio receives the same average price.  Some accounts may not be eligible for bunching for contractual reasons (such as directed brokerage arrangements).  Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price.  Where those accounts or circumstances are involved, TBCAM will place the order in a manner intended to result in as favorable a price as possible for such client.  To ensure that trades are being allocated in a fair and equitable manner consistent with our policies, performance dispersion among portfolios in all of TBCAM’s investment strategies is reviewed on a monthly basis.  While it is not practicable to examine each individual trade allocation, this performance analysis for strategy-specific portfolio groups provides a reasonable basis to confirm adherence to policy or to highlight potential outliers.

Personal Interest - Potential Conflict:  A portfolio manager may favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns.  For example, if the portfolio manager held an interest in a mutual fund that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.  All accounts with the same or similar investment objectives are part of a trading group.  All accounts in a particular trading group are managed and traded identically taking into account client imposed restrictions or cash flows.  As a result of this management and trading style an account in a trading group cannot be treated any differently than any other account in that trading group.

Outside Affiliations and Directorship - Potential Conflict:  Employees may serve as directors, officers or general partners of certain outside entities after obtaining the appropriate approvals in compliance with the Code of Conduct and BNY Mellon’s Corporate Policy on Outside Directorships and Offices.  However, in view of the potential conflicts of interest and the possible liability for TBCAM, its affiliates and its employees, employees are urged to be cautious when considering serving as directors, officers, or general partners of outside entities.  In addition to completing the reporting requirements set forth in the BNY Mellon corporate policies, employees should ensure that their service as an outside director, officer or general partner does not interfere with the discharge of their job responsibilities and must recognize that their primary obligation is to complete their assigned responsibilities at TBCAM in a timely manner.

Proxy Voting - Potential Conflict:  Whenever TBCAM owns the securities of client or prospective client in fiduciary accounts there is a potential conflict between the interests of the firm and the interests of the beneficiaries of our client accounts.  Material conflicts of interest are addressed through the establishment of our parent company’s Proxy Committee structure.  It applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors.  Further, we engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and ETF securities.

Personal Trading - Potential Conflict:  There is an inherent conflict where a portfolio manager manages personal accounts alongside client accounts.  Further, there is a conflict where other employees in the firm know of portfolio decisions in advance of trade execution and could potentially use this information to their advantage and to the disadvantage of TBCAM’s clients.  Subject to the personal Securities Trading Policy, employees of TBCAM may buy and sell securities which are recommended to its clients; however, no employee is permitted to do so (a) where such purchase or sale would affect the market price of such securities, or (b) in anticipation of the effect of such recommendation on the market price.  Consistent with the Securities Trading Policy relating to Investment Employees (which includes all

Access Persons), approval will be denied for sales/purchases of securities for which investment transactions are pending and, at minimum, for two business days after transactions for the security were completed for client accounts.  Portfolio managers are prohibited from trading in a security for seven days before and after transactions in that security are completed for client accounts managed by that Portfolio Manager.

Client Commission Arrangements - Potential Conflict:  Use of client commissions to pay for services that benefit TBCAM and not client accounts.  It is the policy of TBCAM to enter into client commission arrangements in a manner which will ensure the availability of the safe harbor provided by Section 28(e) of the Securities Exchange Act of 1934 and which will ensure that the firm meets its fiduciary obligations for seeking to obtain best execution for its clients.  Client commissions may be used for services that qualify as “research” or brokerage”.  All 3rd Party Commission services are justified in writing by the user specifically noting how the service will assist in the investment decision making process and approved by the Brokerage Practices Committee.

Consultant Business - Potential Conflict:  Many of our clients retain consulting firms to assist them in selecting investment managers.  Some of these consulting firms provide services to both those who hire investment managers (i.e. clients) and to investment management firms.  TBCAM may pay to attend conferences sponsored by consulting firms and/or purchase services from consulting firms where it believes those services will be useful to it in operating its investment management business.  TBCAM does not pay referral fees to consultants.

Gifts - Potential Conflict:  Where investment personnel are offered gifts or entertainment by business associates that assist them in making or executing portfolio decisions or recommendations for client accounts a potential conflict exists.  The Code of Conduct sets forth broad requirements for accepting gifts and entertainment.  TBCAM’s Gift Policy supplements the Code of Conduct and provides further clarification for TBCAM employees.  TBCAM has established a Gift Policy that supplements the BNY Mellon Code of Conduct and which requires certain reporting and/or prior approval when accepting gifts and entertainment valued in excess of predetermined ranges.  On a quarterly basis TBCAM Compliance Personnel review the gifts and entertainment accepted by TBCAM Employees to ensure compliance with the BNY Mellon Code of Conduct and the TBCAM Gift Policy.

Affiliated Brokerage - Potential Conflict:  TBCAM is affiliated with certain BNY Mellon affiliated broker dealers.  TBCAM does not execute brokerage transactions directly with BNY Mellon affiliated brokers.  An exception to this prohibition is where a client has provided affirmative written direction to TBCAM to execute trades through a BNY Mellon affiliated broker as part of a directed brokerage arrangement that the client has with such affiliated broker.  TBCAM also maintains Affiliated Brokerage and Underwriting Policy and Procedures.

Compensation

The Portfolio Managers are compensated in various forms by ABA or an investment sub-adviser.  Following is a description provided by ABA and each investment sub-adviser regarding the structure of and criteria for determining the compensation of each Portfolio Manager.

ABA.  Compensation of ABA’s Portfolio Managers is comprised of base salary, annual cash bonus, and stock options to purchase shares of stock in the parent corporation of ABA’s parent company.  Each Portfolio Manager’s base annual salary is fixed.  ABA determines base salary based upon comparison to industry salary data.  In addition, all Portfolio Managers participate in ABA’s annual cash bonus plan.  The amount of the total bonus pool is based primarily upon ABA’s profitability.  Each Portfolio Manager has a target bonus award expressed as a percentage of base salary, which is determined by the Portfolio

Manager’s level of responsibility.  Bonus awards reflect their success in achieving this goal and other individual performance goals.  Additionally, the Portfolio Managers participate in ABA’s stock option plan.  Participation in this plan was offered to all ABA personnel employed as of September 12, 2008 and to certain key personnel employed after that date.

Brandywine Global.  All Portfolio Managers receive a competitive base salary.  In addition, from the firm’s profits, a bonus is paid quarterly and based on the performance of their investment strategies relative to a relevant peer-group universe over one-quarter, one-, three- and five-year time periods.  After this performance-based incentive compensation is allocated, profits associated with individual product groups are allocated as follows:  a majority is retained within the product group and the remainder is allocated to a pool shared by all product groups.  More subjective measurements of an individual’s contributions to the success of their product group and to the overall success of the firm are considered as part of the individual allocation decision.  Finally, all investment professionals are eligible for options on Legg Mason stock, provided from time-to-time at Legg Mason’s discretion to its investment management subsidiaries.  Brandywine Global believes this system achieves the goal of retaining top-quality investment professionals, as it provides extremely competitive compensation with entrepreneurial potential, and of fostering excellent performance, growth, and teamwork.

Hotchkis.  The investment team, including portfolio managers, is compensated in various forms, which may include a base salary, an annual bonus, and equity ownership.  Compensation is used to reward, attract and retain high quality investment professionals.  The investment team is evaluated and accountable at three levels.  The first level is individual contribution to the research and decision-making process, including the quality of work achieved.  The second level is teamwork, generally evaluated through contribution within sector teams.  The third level pertains to overall portfolio and form performance.

Salaries and bonuses for investment professionals are determined by the Chief Executive Officer of the Advisor using tools which may include annual evaluations, compensation surveys, feedback from other employees and advice from members of the firm’s Executive and Compensation Committees.  The amount of the bonus is determined by the total amount of the firm’s bonus pool available for the year, which is generally a function of revenues.  No investment professional receives a bonus that is a pre-determined percentage of revenues or net income.  Compensation is thus subjective rather than formulaic.

The majority of the portfolio managers own equity in the Advisor.  The Advisor believes that the employee ownership structure of the firm will be a significant factor in ensuring a motivated and stable employee base going forward.  The Advisor believes that the combination of competitive compensation levels and equity ownership provides the Advisor with a demonstrable advantage in the retention and motivation of employees.  Portfolio managers who own equity in the Advisor receive their pro rata share of the Advisor’s profits.  Investment professionals may also receive contributions under the Advisor’s profit sharing/401 (k) plan.

Finally, the Advisor maintains a bank of unallocated equity to be used for those individuals whose contributions to the firm grow over time.  If any owner should retire or leave the firm, the Advisor has the right to repurchase their ownership to place back in the equity bank.  This should provide for smooth succession through the gradual rotation of the firm’s ownership from one generation to the next.

The Advisor believes that its compensation structure/levels are more attractive than the industry norm, which is illustrated by the firm’s lower-than-industry-norm investment personnel turnover.

MetWest Capital.    Compensation for MetWest Capital investment professionals consists of a base salary and bonus.   A material portion of each professional’s annual compensation is in the form of a bonus tied to results relative to clients’ benchmarks and overall client satisfaction.  While Wells Fargo & Company holds a majority ownership interest in MetWest Capital, certain MetWest Capital professionals still hold ownership interests in the firm accordingly receive additional payments based on the profitability of the firm.  MetWest Capital professionals who hold ownership interests in the firm do not receive investment performance-related bonuses.  Howard Gleicher and Gary Lisenbee are not shown in the chart below since both hold an ownership interest in the firm and their compensation is tied to the overall profitability of the firm and not on composite performance relative to the benchmark.

MetWest Capital’s compensation system is not determined on an account-specific basis.  Rather, bonuses are tied to overall firm profitability and composite performance relative to the benchmark.  To reinforce long-term focus, performance is generally measured over three- and five-year periods.  Analysts are encouraged to maintain a long-term focus and are not compensated for the number of their recommendations that are purchased in the portfolio.  Rather, their bonuses are tied to overall strategy performance.

For calendar year 2009, the investment performance component of each portfolio manager’s bonus will be determined based on comparisons to the benchmarks (either to the individual benchmark or one or more composites of all or some of such benchmarks) indicated below.  The benchmarks may change for purposes of calculating bonus compensation for calendar year 2010.

Portfolio Manager	Benchmark
David M. Graham	Lipper Large-Cap Value Index MSCI EAFE Index MSCI World Index Russell 1000 Value Index S&P 500 Index

Jeffrey Peck	Lipper Large-Cap Value Index MSCI EAFE Index MSCI World Index Russell 1000 Value Index S&P 500 Index

Jay Cunningham	Lipper Large-Cap Value Index MSCI EAFE Index MSCI World Index Russell 1000 Value Index S&P 500 Index

In addition, portfolio managers may participate, at their election, in various benefits programs, including the following:

•                  medical, dental, vision and prescription benefits,

•                  life, disability and long-term care insurance,

•                  before-tax spending accounts relating to dependent care, health care, transportation and parking, and

•                  various other services, such as family counseling and employee assistance programs, prepaid or discounted legal services, health care advisory programs and access to discount retail services.

These benefits are broadly available to MetWest Capital employees.  Senior level employees, including many portfolio managers but also including many other senior level executives, may pay more or less than employees that are not senior level for certain benefits, or be eligible for, or required to participate in, certain benefits programs not available to employees who are not senior level.

Templeton.  Templeton seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals.  Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package.  Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines.  Portfolio managers are provided no financial incentive to favor one fund or account over another.  Each portfolio manager’s compensation consists of the following three elements:

Base salary  Each portfolio manager is paid a base salary.

Annual bonus  Annual bonuses are structured to align the interests of the portfolio manager with those of the International Equity ETF’s shareholders.  Each portfolio manager is eligible to receive an annual bonus.  Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%).  The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager.  The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and fund shareholders.  The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for managing a portion of the assets of the International Equity ETF, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines.  The following factors are generally used in determining bonuses under the plan:

•                  Investment performance.  Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager.  The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

•                  Research.  Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

•                  Non-investment performance.  For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

•                  Responsibilities.  The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.

Additional long-term equity-based compensation  Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock.  Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

TBCAM.  With the exception of the most senior portfolio managers in the firm (described separately below), the portfolio managers’ cash compensation is comprised primarily of a market-based salary and incentive compensation, including both annual and long-term retention incentive awards.  Portfolio managers are eligible to receive annual cash bonus awards from the Annual Incentive Plan, and annual incentive opportunities are pre-established for each individual based upon competitive industry compensation benchmarks.  Actual individual awards are determined based on The Boston Company’s financial performance, individual investment performance, individual contribution and other qualitative factors.

Select senior portfolio managers participate in a more formal structured compensation plan.  This plan is designed to compensate our top investment professionals for superior investment performance and business results.  It is a two stage model: an opportunity range is determined based on level of current business (AUM, revenue) and an assessment of long term business value (growth, retention, development).  A significant portion of the opportunity awarded is structured and based upon the one-year, three-year, and five-year (three-year and five-year weighted more heavily) pre-tax performance of the portfolio manager’s accounts relative to the performance of the appropriate peer groups.  Other factors considered in determining the award are individual qualitative performance based on seven discretionary factors (e.g. leadership, teamwork, etc.), and the asset size and revenue growth or retention of the products managed.  In addition, awards for portfolio managers that manage alternative strategies are partially based on a portion of the fund’s realized performance fee.

For research analysts and other investment professionals, incentive pools are distributed to the respective product teams (in the aggregate) based upon product performance relative to firm-wide performance measured on the same basis as described above.  Further allocations are made to specific team members by the product portfolio manager based upon sector contribution and other qualitative factors.

All portfolio managers and analysts are also eligible to participate in The Boston Company Asset Management Long Term Retention Incentive Plan.  This plan provides for an annual award, payable in cash and/or Bank of New York Mellon restricted stock (three-year cliff vesting period for both).  The value of the cash portion of the award earns interest during the vesting period based upon the growth in The Boston Company’s net income (capped at 20% and with a minimum payout of the Bank of New York Mellon 3-year CD rate).

Incentive compensation awards are generally subject to management discretion and pool funding availability.  Funding for The Boston Company Annual Incentive Plan and Long Term Retention Incentive Plan is through a pre-determined fixed percentage of overall Boston Company profitability.  Awards are paid in cash on an annual basis.  However, some portfolio managers may receive a portion of their annual incentive award in deferred vehicles.

Ownership of ETFs

The following table discloses the dollar range of equity securities beneficially owned by each Portfolio Manager in the Large Cap Value ETF as of December 31, 2009:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Large Cap Value ETF
American Beacon Advisors, Inc.
Kirk L. Brown	None
Wyatt Crumpler	None
Adriana Posada	None
William Quinn	None

Brandywine Global Investment Management, LLC
Paul Lesutis	None

Earl Gaskins	None

Hotchkis and Wiley Capital Management, LLC
Patty McKenna	None
Sheldon Lieberman	None
George Davis	None
Judd Peters	None
Scott McBride	None

Metropolitan West Capital Management LLC
Howard Gleicher	None
David M. Graham	None
Jeffrey Peck	None
Jay Cunningham	None

As of December 31, 2009, the International Equity ETF had not opened for investment.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Portfolio changes will generally be implemented through in-kind transactions for Creation Units, however, ABA and the investment sub-advisers may execute brokerage transactions for an ETF and the ETF may incur brokerage commissions.  Also, from time to time an ETF may accept cash as part or all of an In-Kind Creation or Redemption Basket, in which case ABA or an investment sub-adviser may need to execute brokerage transactions for an ETF.  In these instances, ABA or each investment sub-adviser will place its own orders to execute securities transactions that are designed to implement the applicable ETF’s investment objective and policies.  In placing such orders, ABA or each investment sub-adviser will seek the best net price and most favorable execution, consistent with their obligations under the Investment Sub-Advisory Agreements.  The full range and quality of services offered by the executing broker or dealer will be considered when making these determinations.

In these cases, in selecting brokers or dealers to execute particular transactions, ABA or the investment sub-advisers are authorized to consider “brokerage and research services” (as those terms are defined in Section 28(e) of the 1934 Act), provision of statistical quotations (including the quotations necessary to determine an ETF’s NAV), and other information provided to the ETF, and/or to ABA or the investment sub-advisers (or their affiliates), as the case may be, provided, however, that ABA or the investment sub-adviser determines that it has received the best net price and execution available.  ABA and the investment sub-advisers are also authorized to cause an ETF to pay to a broker or dealer who provides such brokerage and research services a commission (as defined in SEC interpretations) in excess of the amount of the commission another broker or dealer would have charged for effecting the same transaction.  ABA and the investment sub-adviser, as appropriate, must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided, viewed in terms of that particular transaction or in terms of all the accounts over which ABA or the investment sub-adviser exercises investment discretion.  Under these circumstances, the fees of ABA or the investment sub-advisers are not reduced by reason of receipt of such brokerage and research services.  In addition, with disclosure to and pursuant to written guidelines approved by the Board, ABA or the investment sub-advisers (or a broker-dealer affiliated with them) may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 under the Investment Company Act) for doing so.  However, the ETFs do not allow ABA or the investment sub-advisers to enter into arrangements to direct transactions to broker-dealers as compensation for the promotion or sale of ETF shares by those broker-dealers.

An ETF’s turnover rate, or the frequency of portfolio transactions, will vary from year to year depending on market conditions and the ETF’s cash flows.  The ETFs’ portfolio turnover for the fiscal year ended October 31, 2009 appears in the ETFs’ Prospectus.  High portfolio activity may increase an ETF’s transaction costs, including brokerage commissions, and result in a greater number of taxable transactions.

It is expected that, if ABA or an investment sub-adviser executes brokerage transactions for an ETF, securities ordinarily will be purchased for the ETF in the primary markets, and that in assessing the best net price and execution available, ABA or each investment sub-adviser, as applicable, shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.  Transactions involving securities of small and emerging growth companies may involve specialized services on the part of the broker or dealer and therefore entail higher commissions or spreads than transactions involving more widely traded securities.

To the extent that accounts managed by ABA or the investment sub-advisers are simultaneously engaged in the purchase of the same security as an ETF, then, as authorized by the Board, available securities may be allocated to the ETF and other client accounts and may be averaged as to price in a manner determined by ABA or the investment sub-adviser, as applicable, to be fair and equitable.  Such allocation and pricing may affect the amount of brokerage commissions paid by an ETF.  In some cases, this system might adversely affect the price paid by an ETF (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for an ETF (for example, in the case of a small issue). During the fiscal year ended October 31, 2009, $484.53 in brokerage commissions were paid.

During the fiscal year ended October 31, 2009, the Grail American Beacon Large Cap Value ETF acquired securities of its following “regular” brokers or dealers (as defined in Rule 10b-1 under the 1940 Act): Morgan Stanley Group, JP Morgan Securities, BNY Brokerage Inc, Bank of America or their parents. As of October 31, 2009, the Grail American Beacon Large Cap Value ETF’s aggregate holding of its regular brokers or dealers or their parents were:

Name of Issuer	Type of Security Held	Value (000)

Morgan Stanley	Equity	15

JP Morgan Chase & Co.	Equity	100

Bank of New York Mellon Corp.	Equity	8

Bank of America Corp.	Equity	85

THE DISTRIBUTOR

The Distributor is located at 1290 Broadway, Suite 1100, Denver, CO 80203.  The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA.

Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described in this SAI.  The Distributor acts as an agent for the Trust.  The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.  The Distributor has no role in determining the investments or investment policies of the ETFs.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act (“Plan”).  In accordance with its Plan, each ETF is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities.  In addition, if the payment of management fees by an ETF is deemed to be indirect financing by the ETF of the distribution of its shares, such payment is authorized by the Plan.  The Plan specifically recognizes that the Manager and other persons, including ABA and the investment sub-advisers, may use management fee revenue, as well as past profits or other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Shares.  The Manager and such other persons, as well as their affiliates, may pay amounts to third parties for distribution or marketing services on behalf of the ETFs.  The Manager may also make payments to certain market makers in the ETFs’ Shares for providing bona fide consulting and marketing services regarding the ETFs.  The making of the types of payments described in this paragraph could create a conflict of interest for a financial intermediary or market maker receiving such payments.

The Plan was adopted in order to permit the implementation of an ETF’s method of distribution.  No fees are currently paid by any ETF under a Plan, however; and there are no current plans to impose such fees.  In the event such fees were to be charged, over time they would increase the cost of an investment in an ETF.

Under each Plan, the Trustees would receive and review at the end of each quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

ACCOUNTING AND LEGAL SERVICE PROVIDERS

Independent Registered Public Accounting Firm

KPMG LLP, located at 1601 Market Street, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm to the ETFs.  KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with certain SEC filings.

Legal Counsel

K&L Gates LLP, located at 1601 K Street NW, Washington, DC 20006, serves as legal counsel to the ETFs.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered open-end investment company.  The Trust was organized on December 7, 2007 and has authorized capital of unlimited Shares of beneficial interest of no par value which may be issued in more than one class or series.  Currently, the Trust consists of eight actively managed series, although the International Equity ETF has not been opened for investment.  The Board may designate additional series and classify Shares of a particular series into one or more classes of that series.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the Investment Company Act does not require such a meeting.  Generally, there will not be annual meetings of Trust shareholders.  If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee and will assist in communications with other Trust shareholders.  Shareholders holding two-thirds of Shares outstanding of all ETFs may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.

All Shares are freely transferable.  Shares will not have preemptive rights or cumulative voting rights, and none of the Shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature.  Shares have equal voting rights, except that in a matter affecting only a particular ETF, only Shares of that ETF may be entitled to vote on the matter.  The Trust Instrument confers upon the Board the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of an ETF may be individually redeemable.  The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors.  Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the NAV of an ETF.

The Trust Instrument of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust.  The Trust

Instrument provides for indemnification out of an ETF’s property for all loss and expense of an ETF’s shareholders being held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason.  The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which an ETF itself would not be able to meet the Trust’s obligations and this risk should be considered remote.

If an ETF does not grow to a size to permit it to be economically viable, the ETF may cease operations.  In such an event, shareholders may be required to liquidate or transfer their Shares at an inopportune time and shareholders may lose money on their investment.

Book Entry Only System

DTC acts as securities depositary for Shares.  Shares are registered in the name of the DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.  Certificates generally will not be issued for Shares.

DTC has advised the Trust as follows:  it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code, and a “clearing agency” registered pursuant to the provisions of Section 17A of the 1934 Act.  DTC was created to hold securities of its participants and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates.  DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC.  More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, and FINRA.  Access to the DTC system is also available to “Indirect Participants” such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly.  DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law.  Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants.  Ownership of beneficial interests in Shares is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and beneficial owners that are not DTC Participants).  Beneficial owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.  The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form.  Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial owners are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof.  Accordingly, each beneficial owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such beneficial owner holds its interests, to exercise any rights as a holder of Shares.  The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a beneficial owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and beneficial owners (acting through such DTC Participants) to take such action and would otherwise act upon the instructions of beneficial owners owning through them.

Conveyance of all notices, statements and other communications to beneficial owners is effected as follows.  Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust, upon request and for a fee to be charged to the Trust, a listing of Share holdings of each DTC Participant.  The Trust shall inquire of each such DTC Participant as to the number of beneficial owners holding Shares, directly or indirectly, through such DTC Participant.  The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such beneficial owners.  In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares.  DTC or the nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or the nominee.  Payments by DTC Participants to Indirect Participants and beneficial owners of Shares (held through DTC Participants) are governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.  The Trust has no responsibility or liability for any aspects of the records relating to or notices to beneficial owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and beneficial owners owning through such DTC Participants.

The Trust will not make the DTC book-entry Dividend Reinvestment Service available for use by beneficial owners for reinvestment of their cash proceeds but certain brokers may make a dividend reinvestment service available to their clients.  Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate.  Investors interested in such a service should contact their broker for availability and other necessary details.  DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law.  Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform the functions described or make other arrangements to represent Share ownership satisfactory to the Exchange.

TRANSACTIONS IN CREATION UNITS

Each ETF sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day.  No ETF will issue fractional Creation Units.

To purchase or redeem any Creation Units from an ETF, you must be, or transact through, an Authorized Participant.  In order to be an Authorized Participant, you must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in the ETF’s Creation Units.

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.”  Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.”  Whereas most transactions with respect to ETFs that invest in domestic securities may be effectuated through the Clearing Process, most transactions with respect to ETFs that invest in foreign securities may be effectuated outside the Clearing Process.

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants.  Investors should be aware that their broker may not be an Authorized Participant and, therefore, may need to place any order to purchase or redeem Creation Units through another broker or person that is an Authorized Participant, which may result in additional charges.

Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement.  Market disruptions and telephone or other communication failures may impede the transmission of orders.

Non-custom orders must be received by the Distributor by the “Closing Time” of the regular trading session on the Exchange (currently 4:00 p.m. Eastern time) on the Business Day such order is placed to be effectuated based on the ETF’s NAV that day.  Orders effectuated outside the Clearing Process are likely to require transmittal earlier on the relevant Business Day than orders effectuated through the Clearing Process.  Thus, persons placing or effectuating orders outside the Clearing Process should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders.

Custom orders typically clear outside the Clearing Process and, therefore, like other orders outside the Clearing Process, may need to be transmitted early on the relevant Business Day to be effectuated at that day’s NAV.  Custom orders may be required to be received by the Distributor by 3:00 p.m. Eastern time to be effectuated based on the ETF’s NAV on that Business Day.  A custom order may be placed when, for example, an Authorized Participant cannot transact in a security in the In-Kind Creation or Redemption Basket and therefore has additional cash included in a Fund Deposit or Fund Redemption in lieu of such security.  Persons placing or effectuating custom orders should be mindful of time deadlines imposed by intermediaries, which may impact the successful processing of such orders.

Transaction Fees

To compensate the Trust for costs incurred in connection with creation and redemption transactions, investors may be required to pay a Transaction Fee.  The “Creation Transaction Fee” and “Redemption Transaction Fee” are fixed for, respectively, all creation and redemption transactions through the Clearing Process on a Business Day, regardless of the number of transactions effectuated that day.  A charge of up to four (4) times the fixed fee may be imposed as part of the Transaction Fee for (i) transactions outside the Clearing Process and (ii) transactions effectuated wholly or partly in cash, including custom orders, to offset brokerage and other transaction costs thereby imposed on the Trust.  The Manager, subject to the approval of the Board, may adjust or waive the Transaction Fee from time to time. Investors will also be responsible for the costs associated with transferring the securities in the In-Kind Creation and Redemption Baskets, respectively, to and from the account of the Trust.  Further, investors who, directly or indirectly, use the services of a broker or other intermediary to compose a Creation Unit in addition to an Authorized Participant to effect a transaction in Creation Units may be charged an additional fee for such services.

The Standard Creation/Redemption Transaction Fee for the Large Cap Value ETF is $1,000 and the Maximum Creation/Redemption Transaction Fee for the Large Cap Value ETF is $4,000.  The Standard Creation/Redemption Transaction Fee for the International Equity ETF is $3,200 and the Maximum Creation/Redemption Transaction Fee for the International Equity ETF is $12,800.

Purchasing Creation Units

Fund Deposit.  The consideration for a Creation Unit of an ETF is the Fund Deposit.  The Fund Deposit will consist of the In-Kind Creation Basket and Cash Component, or an all cash payment.

The Balancing Amount reflects the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Creation Basket.  If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Creation Basket, the purchaser pays the Balancing Amount to the ETF.  By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Creation Basket, the ETF pays the Balancing Amount to the purchaser.

BNY Mellon, in a portfolio composition file sent via the NSCC, makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), a list of the names and the required number of shares of each security in the In-Kind Creation Basket to be included in the current Fund Deposit for each ETF (based on information about the ETF’s portfolio at the end of the previous Business Day).  BNY Mellon, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day.

The Fund Deposit is applicable for purchases of Creation Units of the ETF until such time as the next-announced Fund Deposit is made available.  Each ETF reserves the right to accept a nonconforming (i.e., custom) Fund Deposit.  In addition, the composition of the Fund Deposit may change as, among other things, corporate actions and investment decisions by ABA and/or the investment sub-advisers are implemented for the ETF’s portfolio.  All questions as to the composition of the In-Kind Creation Basket and the validity, form, eligibility, and acceptance for deposit of any securities shall be determined by the ETF, and the ETF’s determination shall be final and binding.

Placement of Creation Orders Using Clearing Process — Domestic ETFs.  In connection with creation orders made through the Clearing Process, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order.  Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Fund Deposit to the Trust, together with such additional information as may be required by the Distributor.  An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Business Day the order is placed (“Transmittal Date”) if (i) such order is received by the Distributor by the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process — Domestic ETFs.  Fund Deposits made outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC.  With respect to such orders, the Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of securities in the In-Kind Creation Basket through DTC to the relevant Trust account by 11:00 a.m., Eastern time, (the “DTC Cut-Off Time”) of the Business Day immediately following the Transmittal Date.  The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date.

An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor by the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.  However, if the Custodian does not receive both the required In-Kind Creation Basket by the DTC Cut-Off Time and the Cash Component by 2:00 p.m., Eastern time on the Business Day immediately following the Transmittal Date, such order will be canceled.  Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then-current In-Kind Creation Basket and Cash Component.  The delivery of Creation Units so created will occur no later than the third (3rd) Business Day following the day on which the order is deemed received by the Distributor.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable In-Kind Creation Basket, provided the purchaser tenders an initial deposit consisting of any available securities in the In-Kind Creation Basket and cash equal to the sum of the Cash Component and at least 105% of the market value of the In-Kind Creation Basket securities not delivered (“Additional Cash Deposit”).  Such initial deposit will have a value greater than the NAV of the Creation Unit on the date the order is placed.  The order shall be deemed to be received on the Transmittal Date provided that it is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by the DTC Cut-Off Time the following Business Day.  If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by the DTC Cut-Off Time the next Business Day, then the order will be canceled or deemed unreceived and the Authorized Participant effectuating such transaction will be liable to the ETF for any losses resulting therefrom.

To the extent securities in the In-Kind Creation Basket remain undelivered, pending delivery of such securities additional cash will be required to be deposited with the Trust as necessary to maintain an Additional Cash Deposit equal to at least 105% of the daily marked to market value of the missing securities.  To the extent that either such securities are still not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or a marked-to-market payment is not made within one Business Day following notification to the purchaser and/or Authorized Participant that such a payment is required, the Trust may use the cash on deposit to purchase the missing securities, and the Authorized Participant effectuating such transaction will be liable to the ETF for any costs incurred therein or losses resulting therefrom, including any Transaction Fee, any amount by which the actual purchase price of the missing securities exceeds the Additional Cash Deposit or the market value of such securities on the day the purchase order was deemed received by the Distributor, as well as brokerage and related transaction costs.  The Trust will return any unused portion of the Additional Cash Deposit once all of the missing securities have been received by the Trust.  The delivery of Creation Units so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Placement of Creation Orders Outside Clearing Process—Foreign ETFs.  Once the Transfer Agent receives an order for a Creation Unit of an ETF that invests in foreign securities, the Transfer Agent informs the Distributor, the Manager and the Custodian.  The Custodian then provides the information to the appropriate sub-custodian(s).

The Custodian causes the sub-custodian(s) to open and/or maintain an account into which the Authorized Participant must deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the Fund Deposit, with any appropriate adjustments approved by the ETF.  Securities in the In-Kind Creation Basket must then be delivered to such account(s).

Although orders to purchase Creation Units must be received by the Transfer Agent by the Closing Time on the relevant Business Day for the purchaser to get that day’s NAV, when a relevant local market is closed due to local market holidays, the local market settlement process is not expected to commence until the end of the local holiday period.  The Authorized Participant must also make available no later than 12:00 p.m. Eastern time, on the contractual settlement date, by means approved by the Trust, immediately available or same day funds sufficient to pay the relevant Cash Component.  Any excess funds made available to the Trust will be returned following settlement.

Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, provided that the Authorized Participant undertakes to deliver the missing securities in the In-Kind Creation Basket as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of cash collateral (denominated in U.S. dollars) in immediately available funds having a value, as marked-to-market daily, at least equal to 105% of the value of the missing securities. Such cash collateral must be delivered no later than 12:00 p.m., Eastern time, on the contractual settlement date.  The ETF may use the cash collateral to purchase the missing securities at any time, and in the event that the ETF does purchase the missing securities, the Authorized Participant effectuating the transaction will be liable to the ETF for any costs incurred therein or losses resulting therefrom, including any Transaction Fee, any amount by which the actual purchase price of the missing securities exceeds the cash collateral or the market value of such securities on the day the purchase order was deemed received by the Distributor, as well as brokerage and related transaction costs.  The Trust will return any unused portion of the cash collateral once all of the missing securities have been received by the Trust.

Acceptance of Orders for Creation Units.  The Trust reserves the absolute right to reject a creation order transmitted to it by the Transfer Agent in respect of an ETF if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Shares, would own 80% or more of the currently outstanding Shares of an ETF; (iii) the securities delivered do not conform to the In-Kind Creation Basket for the relevant date; (iv) acceptance of the In-Kind Creation Basket would have adverse tax consequences to the ETF; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise in the discretion of the Trust or the Manager have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances that are outside the control of the Trust, Custodian, Distributor and Manager make it practically impossible to process creation orders.  Examples of such circumstances include acts of God, public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Manager, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events.

Redeeming Creation Units

Fund Redemptions.  ETF Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by an ETF through the Transfer Agent and only on a Business Day.  The redemption proceeds for a Creation Unit will consist of the In-Kind Redemption Basket and a Cash Redemption Amount, or a Cash Redemption Amount that includes an all cash payment.  In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The redemption proceeds for a Creation Unit generally consist of the In-Kind Redemption Basket and a Cash Redemption Amount, which consists of a Balancing Amount and a Transaction Fee.

The Balancing Amount reflects the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Redemption Basket.  If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Redemption Basket, the ETF pays the Balancing Amount to the redeeming investor.  By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Redemption Basket, the redeeming investor pays the Balancing Amount to the ETF.

BNY Mellon, in a portfolio composition file sent via the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the portfolio securities in the current In-Kind Redemption Basket (subject to possible amendment or correction).  The In-Kind Redemption Basket on a particular Business Day may not be identical to the In-Kind Creation Basket for that day.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the ETF’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Placement of Redemption Orders Using Clearing Process — Domestic ETFs.  Orders to redeem Creation Units through the Clearing Process are deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed.  Orders deemed received will be effectuated based on the NAV of the ETF as next determined.  An order to redeem Creation Units using the Clearing Process made in proper form but received by the Trust after 4:00 p.m. Eastern time, will be deemed received on the next Business Day and will be effected at the NAV next determined on such next Business Day.  The applicable In-Kind Redemption Basket and the Cash Redemption Amount will be transferred to the investor by the third NSCC business day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process — Domestic ETFs.  Orders to redeem Creation Units outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of ETF Shares directly through DTC.  Such orders are deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on the Transmittal Date; (ii) such order is accompanied or followed by the delivery of both (a) the Creation Unit(s), which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off Time on the Business Day immediately following the Transmittal Date and (b) the Cash Redemption Amount by 12:00 p.m., Eastern time on the Business Day immediately following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed.  After the Trust has deemed such an order received, the Trust will initiate procedures to transfer, and expect to deliver, the requisite In-Kind Redemption Basket and any Cash Redemption Amount owed to the redeeming party by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

Placement of Redemption Orders Outside Clearing Process—Foreign ETFs.  In order to effectuate the redemption of any Creation Units of ETFs that invest in foreign securities, arrangements satisfactory to the Trust must be established for an Authorized Participant to transfer Creation Units through DTC on or before the settlement date.  Redemptions of Shares for the In-Kind Redemption Basket will be subject to compliance with applicable U.S. federal and state securities laws, and the Trust reserves the right to redeem Creation Units for cash to the extent that an ETF could not lawfully deliver specific securities in the In-Kind Redemption Basket or could not do so without first registering securities in the In-Kind Redemption Basket under such laws.

The delivery of the In-Kind Redemption Basket to redeeming Authorized Participants generally will be made within three Business Days after the day on which the redemption request is received in proper form.  However, due to the schedule of holidays in certain countries, the delivery of in-kind redemption proceeds may take longer.  In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See “Regular Foreign Holidays” below for a list of the local holidays in foreign countries relevant to the International Equity ETF.

When taking delivery of the In-Kind Redemption Basket upon redemption of Creation Units, a redeeming shareholder must maintain appropriate arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the securities in the In-Kind Redemption Basket are customarily traded. The securities in the In-Kind Redemption Basket will be delivered to such account(s).

In the event that the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Units to be redeemed to the Transfer Agent, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing Shares as soon as possible.  Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked-to-market daily) at least equal to 105% of the value of the missing Shares, which the Manager may change from time to time.

The current procedures for collateralization of missing Shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by the Custodian and marked-to-market daily, and that the fees of the Custodian and any relevant sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant.  The Authorized Participant’s agreement will permit the Trust, on behalf of the relevant ETF, to purchase the missing Shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such Shares and the value of the collateral.

The calculation of the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian computed on the Business Day on which a redemption order is deemed received by the Trust.  Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant or an Authorized Participant with the ability to transact through the Federal Reserve System, as applicable, not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the ETF are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date.  If, however, either: (i) the requisite number of Shares of the relevant ETF are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date.  In such case, the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the ETF Shares of the relevant ETF are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the securities in the In-Kind Redemption Basket, the Trust may in its discretion exercise its option to redeem such ETF Shares in cash, and the redeeming beneficial owner will be required to receive its redemption proceeds in cash.  In addition, an investor may request a redemption in cash that an ETF may, in its sole discretion, permit.  In either case, the investor will receive a cash payment equal to the NAV of its ETF Shares based on the NAV of Shares of the relevant ETF next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the ETF’s brokerage and other transaction costs associated with the disposition of securities in the In-Kind Redemption Basket).

An ETF may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the In-Kind Redemption Basket, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV.  Redemptions of ETF Shares for the In-Kind Redemption Basket will be subject to compliance with applicable federal and state securities laws and the ETF (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific securities in the In-Kind Redemption Basket upon redemptions or could not do so without first registering the securities in the In-Kind Redemption Basket under such laws.  An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the In-Kind Redemption Basket applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash.  The Authorized Participant may request the redeeming beneficial owner of the ETF Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

Regular Foreign Holidays.  The International Equity ETF generally intends to effect deliveries of Creation Units and portfolio securities on a basis of “T” plus three Business Days (i.e., days on which the national securities exchange is open) (“T+3”).  The International Equity ETF may effect deliveries of Creation Units and portfolio securities on a basis other than T + 3 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances.  The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market.  For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays.  In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement periods.  The securities delivery cycles currently practicable for transferring portfolio securities to redeeming Authorized Participants, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for the International Equity ETF, in certain circumstances.  The holidays applicable to the International Equity ETF during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds.  Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below.  The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices could affect the information set forth herein at some time in the future.

The dates in calendar year 2010 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

AUSTRALIA:

Jan 1	Apr 5	Sep 27	Dec 24
Jan 26	June 14	Oct 4	Dec 27
Mar 8	Aug 2	Nov 2	Dec 31
Apr 2

AUSTRIA:

Jan 1	May 13	Nov 1
Jan 6	May 24	Dec 8

Apr 2	Jun 6	Dec 24
Apr 5	Oct 26	Dec 31

BELGIUM:

Jan 1	May 13	Jul 21	Nov 11
Apr 2	May 14	Nov 2	Dec 27
Apr 5	May 24

CANADA:

Jan 1	May 24	Sep 6	Dec 27
Feb 15	Jul 1	Oct 11	Dec 28
Apr 2	Aug 2	Nov 11

DENMARK:

Jan 1	Apr 5	May 24
Apr 1	May 13	Dec 24
Apr 2	May 14	Dec 31

FINLAND:

Jan 1	Apr 5	Dec 31
Jan 6	May 13
Apr 1	Jun 24
Apr 2	Dec 6

FRANCE:

Jan 1	May 13	Nov 11
Apr 2	May 24
Apr 5	Jul 14

GERMANY:

Jan 1	May 13	Dec 31
Apr 2	May 24
Apr 5	Jun 3

GREECE:

Jan 1	Apr 2	May 25
Jan 6	Apr 5	Oct 28
Feb 15		Dec 24
Mar 25		Dec 31

HONG KONG:

Jan 1	Apr 5	Jul 1
Feb 15	Apr 6	Sep 23
Feb 16	May 21	Oct 11
Apr 2	Jun 16	Dec 27

IRELAND:

Jan 1	May 3	Dec 27
Mar 17	May 31	Dec 28
Apr 2	Aug 30
Apr 5

ITALY:

Jan 1	Jun 2	Dec 24
Jan 6	Nov 1	Dec 31

Apr 2	Dec 8
Apr 5

JAPAN:

Jan 1	Apr 29	Sep 20	Dec 23
Jan 11	May 3	Sep 23	Dec 31
Feb 11	May 4	Oct 11
Mar 22	May 5	Nov 3
Jul 19	Nov 23

NETHERLANDS:

Jan 1	May 3
Apr 2	May 13
Apr 5	Dec 24
Apr 30	Dec 31

NEW ZEALAND:

Jan 1	Feb 1	Oct 25	Dec 31
Jan 4	Apr 2	Dec 24
Jan 25	Apr 5	Dec 27
	Jun 7	Dec 28

NORWAY:

Jan 1	May 13	Dec 31
Mar 31	May 17
Apr 1	May 25
Apr 2	Dec 24
Apr 5

PORTUGAL:

Jan 1	Apr 15	Nov 1	Dec 31
Feb 16	Jun 3	Dec 1
Apr 1	Jun 10	Dec 8
Apr 2	Oct 5	Dec 24

SINGAPORE:

Jan l	May 28	Nov 15
Feb 15	Aug 9	Nov 17
Feb 16	Sep 100
Apr 2

SOUTH KOREA:

Jan 1	Mar 1	Jun 2	Sep 23
Jan 4	May 5	Sep 21	Dec 31
Feb 15	May 21	Sep 22
Mar 1

SPAIN:

Jan 1	Apr 2	Oct 12	Dec 8
Jan 6	Apr 5	Nov 1
Mar 19	Jun 3	Nov 9
Apr 1		Dec 6

SWEDEN:

Jan 1	Apr 2	May 13	Dec 24
Jan 5	Apr 5	Jun 25	Dec 31
Jan 6	Apr 30	Nov 5

Apr 1	May 12

SWITZERLAND:

Jan 1	May 13	Dec 24
Apr 2	May 24	Dec 31
Apr 5	Sep 13
Apr 19

UNITED KINGDOM:

Jan 1	Apr 2	Jul 5	Oct 11	Nov 25
Jan 18	Apr 5	Aug 30	Oct 12	Dec 27
Feb 15	May 31	Sep 6	Nov 1	Dec 28

UNITED STATES:

Jan 1	Jul 5	Dec 24
Jan 18	Sep 6
Feb 16	Oct 11
Apr 2	Nov 11
May 31	Nov 25

[SETTLEMENT PERIODS GREATER THAN SEVEN DAYS FOR YEAR 2010*

	Beginning of Settlement Period	End of Settlement Period	Days in Settlement Period
Denmark	04/06/09	04/14/09	8
	04/07/09	04/15/09	8
	04/08/09	04/16/09	8
Japan	04/28/09	05/07/09	9
	04/30/09	05/08/09	8
	05/01/09	05/11/09	10
	09/16/09	09/24/09	8
	09/17/09	09/25/09	8
	09/18/09	09/28/09	10
Norway	04/06/09	04/14/09	8
	04/07/09	04/15/09	8
	04/08/09	04/16/09	8

*  Holidays are subject to change without further notice.]

DETERMINATION OF NET ASSET VALUE

The net asset value, or NAV, of Shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time.  An ETF’s NAV per Share is computed by dividing the net assets by the number of Shares outstanding.

TAXATION

The following supplements the tax information contained in the Prospectus.

For federal income tax purposes, each ETF is treated as a separate corporate entity and has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code.  Such qualification generally relieves each ETF of liability for federal income taxes to the extent its earnings are distributed in accordance with applicable requirements.  If, for any reason, an ETF does not qualify for a taxable year for the special federal tax treatment afforded regulated investment companies, the ETF would be subject to federal tax on all of its taxable income at regular corporate rates, without any deduction for dividends to shareholders.  In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of such ETF’s current and accumulated earnings and profits and would be eligible for taxation at reduced rates through 2010 for non-corporate shareholders and for the dividends received deduction available in some circumstances to corporate shareholders.  Moreover, if an ETF were to fail to make sufficient distributions in a year, the ETF would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the ETF could be disqualified as a regulated investment company.

A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute currently an amount equal to at least 98% of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses), if any.  Each ETF intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the ETF on December 31 of such year if such dividends are actually paid during January of the following year.

The tax principles applicable to transactions in financial instruments and futures contacts and options that may be engaged in by the ETF and investments in passive foreign investment companies (“PFICs”) are complex and, in some cases, uncertain.  Such transactions and investments may cause the ETF to recognize taxable income prior to the receipt of cash, thereby requiring the ETF to liquidate other positions or to borrow money so as to make sufficient distributions to shareholders to avoid corporate-level tax.  Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.  In addition, in the case of any shares of a PFIC in which the ETF invests, the ETF may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the ETF fails to make an election to recognize income annually during the period of its ownership of the PFIC shares.

Special rules govern the federal income tax treatment of certain transactions denominated in a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar.  The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option, or similar financial instrument if such instrument is not marked to market.  The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules.  However, foreign currency-related regulated futures contracts and non-equity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply.  With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss.  A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts, and options that are capital assets in the hands of the taxpayer and which are not part of a straddle.  The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a “Section 988 hedging transaction” will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code.  Any gain or loss attributable to the foreign currency component of a transaction engaged in by the ETF which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

If more than 50% of the value of the International Equity ETF’s total assets at the close of any taxable year consists of stock or securities of foreign corporations, it may elect to “pass through” to its shareholders the foreign income taxes it pays.  If the ETF so elects, shareholders will be required to treat their pro rata portion of the foreign income taxes paid by the ETF as part of the amounts distributed to them and thus includable in their gross income for federal income tax purposes.  Shareholders who itemize deductions would then be allowed to claim a deduction or credit (but not both) on their federal income tax returns for such amounts, subject to certain limitations.  Shareholders who do not itemize deductions would (subject to such limitations) be able to claim a credit but not a deduction.  No deduction will be permitted to individuals in computing their alternative minimum tax liability.  If the ETF does not qualify or elect to pass through to the ETFs’ shareholders foreign income taxes paid, shareholders will not be able to claim any deduction or credit for any part of the foreign income taxes paid by the ETF.

Dividends and interest received, and gains realized, by an ETF on foreign securities may give rise to withholding and other taxes imposed by foreign countries.  Tax conventions between certain countries and the United States may reduce or eliminate such taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

The ETF will be required in certain cases to impose “backup withholding” on taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the ETF when required to do so either that they are not subject to backup withholding or that they are “exempt recipients.”  Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided.

As a result of tax requirements, the Trust on behalf of each ETF has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the ETF and if, pursuant to section 351 of the Code, the ETF would have a basis in the transferred securities different from the market value of such securities on the date of deposit.  The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Except as described below, dividends paid by an ETF to non-U.S. Shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and net short-term capital gains.  In order to obtain a reduced rate of withholding, a non-U.S. Shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty.  The withholding tax does not apply to regular dividends paid to a non-U.S. Shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. Shareholder’s conduct of a trade or business within the United States.  Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. Shareholder were a U.S. Shareholder.  A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate).  A non-U.S. Shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, withholding tax will not apply to any distributions for non-U.S. Shareholder of net long-term capital gains over net short-term capital loss, or, through December 31, 2010, “interest-related” dividends and “short-term capital gain” dividends, or upon such a shareholders, sale or other disposition of Shares.

Income and Gains from Investments in REITs.  Dividends an ETF receives from REITs are “qualified dividend income” (as described in the Prospectus) only in limited circumstances.

An ETF may invest in REITs that (1) hold residual interests in real estate mortgage investment conduits (“REMICs”) or (2) engage in mortgage securitization transactions that cause the REITs to be taxable mortgage pools (“TMPs”) or have a qualified REIT subsidiary that is a TMP.  A portion of the net income allocable to REMIC residual interest holders may be an “excess inclusion.”  The Code authorizes the issuance of regulations dealing with the taxation and reporting of excess inclusion income of REITs and regulated investment companies that hold residual REMIC interests and of REITs, or qualified REIT subsidiaries, that are TMPs.  Although those regulations have not yet been issued, in 2006 the Treasury Department and the Internal Revenue Service (“IRS”) issued a notice (“Notice”) announcing that, pending the issuance of further guidance, the IRS would apply the principles in the following paragraphs to all excess inclusion income, whether from REMIC residual interests or TMPs.

The Notice provides that a REIT must (1) determine whether it or its qualified REIT subsidiary (or a part of either) is a TMP and, if so, calculate the TMP’s excess inclusion income under a “reasonable method,” (2) allocate its excess inclusion income to its shareholders generally in proportion to dividends paid, (3) inform shareholders that are not “disqualified organizations” (i.e., governmental units and tax-exempt entities that are not subject to the unrelated business income tax) of the amount and character of the excess inclusion income allocated thereto, (4) pay tax (at the highest federal income tax rate imposed on corporations) on the excess inclusion income allocated to its disqualified organization shareholders, and (5) apply the withholding tax provisions with respect to the excess inclusion part of dividends paid to foreign persons without regard to any treaty exception or reduction in tax rate.  Excess inclusion income allocated to certain tax-exempt entities (including qualified retirement plans, individual retirement accounts, and public charities) constitutes unrelated business taxable income to them.

A regulated investment company with excess inclusion income is subject to rules identical to those in clauses (2) through (5) (substituting “that are nominees” for “that are not ‘disqualified organizations’” in clause (3) and inserting “record shareholders that are” after “its” in clause (4)).  The Notice further provides that a regulated investment company is not required to report the amount and character of the excess inclusion income allocated to its shareholders that are not nominees, except that, (1) a regulated investment company with excess inclusion income from all sources that exceeds 1% of its gross income must do so and (2) any other regulated investment company must do so by taking into account only excess inclusion income allocated to the regulated investment company from REITs the excess inclusion income of which exceeded 3% of its dividends.  An ETF will not invest directly in REMIC residual interests and does not intend to invest in REITs that, to its knowledge, invest in those interests or are TMPs or have a qualified REIT subsidiary that is a TMP.

After calendar year-end, REITs can and often do change the category (e.g., ordinary income dividend, capital gain distribution, or return of capital) of the distributions they have made during that year, which would result at that time in an ETF’s also having to re-categorize some of the distributions it made to its shareholders.  These changes would be reflected in your annual IRS Form 1099, together with other tax information.  Those forms generally will be distributed to you in February of each year, although an ETF may, in one or more years, request from the IRS an extension of time to distribute those forms until mid-March to enable it to receive the latest information it can from the REITs in which it invests and thereby accurately report that information to you on a single form (rather than having to send you an amended form).

The foregoing discussion is based on federal tax law and regulations that are in effect on the date of this SAI; such law and regulations may be changed by legislative or administrative action, possibly retroactively.  Shareholders are advised to consult their tax advisers concerning their specific situations and the application of state, local and foreign taxes.

FINANCIAL STATEMENTS

The Financial Statements for the Large Cap Value ETF for the fiscal year ended October 31, 2009 are incorporated by reference to the Annual Report to Shareholders of the Large Cap Value ETF for the period ended October 31, 2009.  Such Financial Statements have been incorporated herein in reliance upon such reports and on the authority of KMPG LLP as experts in accounting and auditing.  The Annual Report is available upon request without charge by contacting the ETFs at the address or telephone number set forth on the cover page of this SAI or at www.grailadvisors.com.

Appendix A

Proxy Voting Policies and Procedures for the Trust

GRAIL ADVISORS ETF TRUST

Proxy Voting Policies and Procedures

Grail Advisors ETF Trust (the “Trust”) has adopted these Proxy Voting Policies and Procedures (the “Trust Policy”), as set forth below, in recognition of the fact that proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion in order to advance the best interests of shareholders of the series of the Trust (“Funds”).

The Funds are managed by Grail Advisors, LLC (“Manager”).  The Manager may retain a proxy voting service (“Proxy Voting Service”) to provide assistance regarding the objective review and voting of proxies on any assets held by the Funds that invest primarily in the securities of domestic issuers consistent with these Policies.

Shareholders of the Funds expect the Trust to vote proxies received from issuers whose voting securities are held by a Fund.  The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust’s and its shareholders’ investments.  For all of the Funds, the Manager seeks to ensure that proxies are voted in the best interests of the Trust, Fund and Fund shareholders.

I.                                         Delegation of Proxy Voting to Sub-advisers

Each of the Funds whose portfolio is managed by a sub-adviser (“Sub-Adviser”) shall vote all proxies relating to securities held by the Fund and, in that connection subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by the Sub-Adviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”).  For securities in the portfolio of a Fund that is managed by more than one Sub-Adviser, each Sub-Adviser shall make voting decisions pursuant to their own proxy voting policies and procedures, as adopted in conformance with the Advisers Act for their respective portions of the Fund’s portfolio, except that, to the extent such a Fund has a primary Sub-Adviser (“Primary Sub-Adviser,” and with respect to each Fund a subset of the Fund’s Sub-Advisers), the securities of the Fund may be voted pursuant to the policies and procedures adopted by the Primary Sub-Adviser in conformance with the Advisers Act or, with respect to the various Sub-Advisers’ portions of the Fund’s portfolio, pursuant to each Sub-Adviser’s proxy voting policies and procedures, as adopted in conformance with the Advisers Act.

Except as noted below, the Trust Policy with respect to a Fund shall be the same as that adopted by the Primary Sub-Adviser or Sub-Adviser, as applicable, with respect to voting proxies held by its clients (the “Sub-Adviser Policy”).  Each Sub-Adviser Policy, as it may be amended from time to time, is hereby incorporated by reference into the Trust Policy.

II.                                     Material Conflicts of Interest

If (i) a Sub-Adviser knows that a vote presents a material conflict between the interests of: (a) shareholders of the Fund and (b) the Fund’s investment advisers (including Sub-Advisers), principal underwriter, or any of their affiliated persons, and (ii) the Sub-Adviser does not propose to vote on the particular issue in the manner prescribed by its Sub-Adviser Policy, then the Sub-Adviser will follow the material conflict of interest procedures set forth in its Sub-Adviser Policy when voting such proxies.

If a Sub-Adviser Policy provides that in the case of a material conflict of interest between Fund shareholders and another party, the Sub-Adviser will ask the Board of Trustees of the Trust (“Board”) to provide voting instructions, the Sub-Adviser, in its discretion, shall vote the proxies as recommended by an independent third party or according to its own proxy voting policy, or the Sub-Adviser shall abstain from voting the proxies altogether.

III.                                 Securities Lending Program

Certain of the Funds may participate in a securities lending program through a lending agent.  When a Fund’s securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion.  Where a Sub-Adviser determines, however, that a proxy vote may be material to the Fund or Trust, the Sub-Adviser should request that the Trust recall the security for the purposes of the Sub-Adviser voting the security.

IV.                                Disclosure of Proxy Voting Policies and Procedures in the Trust’s Statement of Additional Information (“SAI”)

The Trust shall include in its SAI a summary of the Trust Policy and of each Sub-Adviser Policy.  In lieu of including a summary of policy, the Trust may include the policies in full.

V.                                    Disclosure of Proxy Voting Policies and Procedures in Annual and Semi-Annual Shareholder Reports

The Trust shall disclose in its annual and semi-annual shareholder reports that a description of the Trust Policy and the Trust’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (“SEC”) website, and without charge, upon request, by calling a specified toll-free telephone number.  The Trust will send the foregoing documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

VI.                                Filing of Proxy Voting Record on Form N-PX

The Trust will annually file its complete proxy voting record with the SEC on Form N-PX.  The Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.

VII.                            Manager, Sub-Adviser and Trust CCO Responsibilities

The Trust has delegated proxy voting authority with respect to Fund portfolio securities to the Fund’s Sub-Adviser(s), as set forth above.  Consistent with this delegation, each Sub-Adviser is responsible for the following:

1)              Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that the Sub-Adviser votes portfolio securities in the best interest of shareholders of the Fund owning the portfolio securities voted.

2)              Providing the Manager, through a Primary Sub-Adviser, as applicable, with a quarterly certification indicating that the Sub-Adviser did vote proxies of the Fund in a manner consistent with the Sub-Adviser Policy.  If the Sub-Adviser voted any proxies in a manner inconsistent with the Sub-Adviser Policy, the Sub-Adviser will promptly provide the Manager with a report detailing the exceptions prior to the end of the quarter in which the exceptions occurred.

3)              Providing the Manager, through a Primary Sub-Adviser, as applicable, with a copy and description of the Sub-Adviser Policy prior to being approved by the Board as a Sub-Adviser for the Fund, accompanied by a certification that represents that the Sub-Adviser Policy has been adopted in conformity with Rule 206(4)-6 under the Advisers Act.  Thereafter, providing the Manager with notice of any amendment or revision to the Sub-Adviser Policy or with a description thereof.

4)              The Manager is required to report all material changes to a Sub-Adviser Policy quarterly to the Board.

5)              The annual written compliance report of the Trust’s Chief Compliance Officer (“CCO”) to the Board will contain a summary of the material changes to each Sub-Adviser Policy during the period covered by the report.

VIII.                        Review Responsibilities

The Trust may retain a proxy voting service (“Proxy Voting Service”) to coordinate, collect, and maintain all proxy-related information, and to prepare and file the Trust’s reports on Form N-PX with the SEC.

The Manager or, where applicable, a Primary Sub-Adviser will review the Funds’ voting records maintained by the Proxy Voting Service in accordance with the following procedures:

1)              Receive a file with the proxy voting information directly from the Sub-Adviser, as applicable, on a quarterly basis.

2)              Select a sample of proxy votes from the files submitted and examine them against the Proxy Voting Service files for accuracy of the votes.

To the extent that a Primary Sub-Adviser takes responsibility for reviewing a Fund’s voting records pursuant to this paragraph, the Primary Sub-Adviser will report the results of its review to the Manager.  The Trust will deliver instructions to shareholders on how to access proxy voting information in the Trust’s semi-annual and annual shareholder reports.

IX.                                Proxy Voting Service Responsibilities

Aggregation of Votes:

The Proxy Voting Service’s proxy disclosure system will collect Fund-specific voting records, including votes cast by multiple Sub-Advisers or third party voting services.

Reporting:

The Proxy Voting Service’s proxy disclosure system will provide the following reporting features:

1)              multiple report export options;

2)              report customization by Fund, account, portfolio manager, security, etc.; and

3)              account details available for vote auditing.

X.                                    Form N-PX Preparation and Filing

Fund Administrator will be responsible for oversight and completion of the filing of the Trust’s reports on Form N-PX with the SEC.  The Proxy Voting Service will prepare the EDGAR version of Form N-PX and will submit it to Fund Administrator for review and approval prior to filing with the SEC; the Fund Administrator in turn will submit it to the Trust for review and approval prior to filing with the SEC.  Upon the approval of the Trust and Fund Administrator, the Proxy Voting Service will file Form N-PX for each twelve-month period ended June 30.  The filing for each year will be made with the SEC on or before August 31 of that year.

XI.                                Recordkeeping

Records of all votes will be maintained by Proxy Voting Service.  Documentation of all votes for the Trust will be maintained by the Manager and/or the Proxy Voting Service. Such documentation will include the recommendations of the Sub-Advisers along with pertinent supporting comments and letters, the Trust Policy, any additional information gathered by the Manager, minutes from any meeting at which the Board considered a proxy voting matter, the conclusion of the Board and the Trust’s final vote.

Adopted: March 18, 2009

Appendix B

Proxy Voting Policies and Procedures for ABA and the International Equity ETF Investment Sub-Advisers

AMERICAN BEACON ADVISORS, INC.

PROXY VOTING POLICY AND PROCEDURES

FOR GRAIL AMERICAN BEACON LARGE CAP VALUE ETF

AmBeacon is the primary sub-advisor to the Grail American Beacon Large Cap Value ETF (the “ETF”).  The ETF’s Board of Trustees has delegated to AmBeacon the authority to vote proxies for the ETF in accordance with the policies and procedures set forth below in the sections titled Voting Policies and Voting Procedures.

VOTING POLICIES

1.                                       Routine Proposals - Routine proxy proposals are most commonly defined as those that do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders.  The proposals are consistent with industry standards as well as the corporate laws in the state of incorporation.  Traditionally, these include:

•                                          Location of annual meeting

•                                          Employee stock purchase plan

•                                          Appointment of auditors

•                                          Corporate strategy

•                                          Director indemnification and liability protection

•                                          Reincorporation

AmBeacon’s policy is to support management on these routine proposals.

2.                                       Social, Political and Environmental Proposals - Issues which can be characterized as non-financial or non-business issues involving social, political and environmental issues will result in voting to support management.  Financial interests of the shareholders are the only consideration for proxy voting decisions.

3.                                       Shareholder Equality Proposals - Issues that do not discriminate against certain shareholders will be supported.  Non-discriminatory proposals include:

A.                                   Anti-greenmail - Provisions that require that the price paid to the greenmailer must be extended to all shareholders of record will be supported.

B.                                     Fair price provisions - Provisions that guarantee an equal price to all shareholders will be supported.

4.                                       Non-routine proposals - Issues in this category are more likely to affect the structure and operation of the corporation and, therefore have a greater impact on the value of the shareholders’ investment.  All situations will be viewed individually and independently with the focus on the financial interest of the shareholders.

Various factors will contribute in the decision-making process assessing the financial interest of the shareholders.  Consideration should be given first and foremost to the board of directors.  The board of directors oversees the management of the company, makes decisions on the most important issues and is a representative of the shareholders. To the degree that the board is independent (defined as at least 75% of members are independent, having no personal or business relationship with management, as defined by the relevant exchange), capable and dedicated to the shareholders, support should be for the board’s recommendations.

Management’s record, strategy and tenure will contribute in the decision-making process.  The tendency will be to side with management if, in the past, it has shown the intent and ability to maximize shareholder wealth over the long term. Management will not be judged on a quarter-by-quarter basis, but judged on decisions that are consistent with the long-term interests of the shareholders of the company.

The following are specific issues that directly impact the financial interest of the shareholders.

A.                                   Board of Directors

a.                                       Uncontested elections - AmBeacon will support management’s slate during uncontested elections if the board is independent.  The company is the best judge of who is able and available to serve, and who will work well together.

b.                                      Contested elections - will be evaluated on a case-by-case basis.  Both slates of candidates will be evaluated based on a thorough analysis of each contesting side.

c.                                       Independent compensation committee - an independent committee will best represent shareholder interests and guards against conflicts of interest in executive pay decisions.  An independent or majority independent committee will have no financial interest in the outcome.  AmBeacon will support proposals for independent compensation committees.

d.                                      Independent nominating committee — AmBeacon believes that independent directors selected by a committee of independent directors will be more likely to question the CEO’s business judgment. Therefore, AmBeacon will support proposals for independent nominating committees.

e.                                       Classified boards - A typical classified board is divided into 3 groups with one group standing for election every third year.  AmBeacon believes that shareholders benefit from the structure as classified boards provide stability of leadership and continuity of management and policy that is crucial when evaluating company issues.  Therefore, AmBeacon’s policy is to support classified boards, unless an independent board proposes to declassify itself, in which case AmBeacon will support management.

f.                                         Cumulative voting - Under cumulative voting, shareholders are entitled to a number of votes equal to the number of board seats open for election, times the number of shares held.  The votes can be cast for one nominee or apportion them, equally or not, amongst the nominees.  AmBeacon believes that each director should act for the benefit of all shareholders and therefore should not be elected by a special group of shareholders.  As a result, AmBeacon does not support cumulative voting.  Directors have the fiduciary responsibility to protect and enhance the interests of all shareholders.  The potential disruption caused by a minority director with a special agenda is potentially damaging to a majority of shareholders.  Directors should act in the benefit of the majority, not the minority.

g.                                      Independent boards — AmBeacon believes independent boards will permit clear and independent decision-making, benefiting shareholders’ long-term interests.  Board members who are independent are more likely to protect shareholders’ interests than company executives or other insiders. An “independent director” is defined as an individual who has had no personal or business relationship with management, as defined by the relevant exchange.  While AmBeacon’s policy is to generally support independent boards, there is no objection to including up to 25% of insiders or affiliated outsiders on the board.  Inside directors have intimate knowledge of the company that will be beneficial during discussions of the company’s long-term prospects.  If the board is less than 75% independent, AmBeacon will withhold their vote for non-CEO board members that are not independent.

h.                                      Separate chairman, CEO positions - Proponents contend that an individual with both positions is accountable to no one.  The CEO is a management employee, responsible for day-to-day operations, implementing corporate strategy, and accountable to the board.  The chairman is responsible for the overall direction of the company, protecting the shareholders’ interests, evaluating the performance of the CEO, and is accountable to the shareholders.

Opponents contend it would dilute the power of the CEO to provide effective leadership, create a potential rivalry between the two positions leading to compromise rather than decisive action, insulate the CEO from being held accountable by the board if the chairman is overprotective, and finally, may cause confusion by having two public spokesmen.  Despite the widespread use of this structure in Britain, it is relatively revolutionary in the U.S.  If the board is independent, AmBeacon will support the company’s recommendation regarding separate chairman, CEO positions.  Other situations will be evaluated on a case-by-case basis.

i.                                          Minimum director stock / fund ownership - proponents contend that a director’s interests will be more aligned with shareholders if the director has a personal stake in the company.  Additionally, many companies are providing part of their compensation in the form of stock for directors.

Opponents contend that minimum stock/fund ownership requirements will restrict the search to qualified, wealthy board candidates.  This could eliminate other candidates who may not be able to pay the price of the required stock.

AmBeacon will not support proposals for minimum director stock ownership.

j.                                          Majority vote to elect directors — Shareholder concern about director elections is an outgrowth of their concern about director accountability in the aftermath of corporate scandals.  Opponents argue that because of the “holdover” provision applicable to most directors, a resignation policy could be more effective in actually effecting the removal of an unpopular director.  Proponents maintain that a resignation policy approach still leaves such a director technically “elected” and puts the onus on other board members to take action against one of their colleagues.

AmBeacon will support proposals for a majority vote requirement to elect directors.

k.                                       Increase/decrease size of board — The board and management are in the best position to determine the structure for the board.  If the board is independent, AmBeacon will support proposals to increase or decrease the size of the board if the board will be comprised of at least 5 but no more than 20 members.  Outside of this range, AmBeacon will vote against a change in the size of a board of directors.

l.                                          Limit number of boards served — The board and management are in the best position to determine the structure for the board.  AmBeacon will not support proposals to limit the number of boards a director may serve on.

m.                                    Term limits - Opponents of term limits sustain that the board and management are in the best position to determine a workable, efficient structure for the board. Furthermore, shareholders may approve or disapprove of certain directors with their vote at annual meetings.  The board should be free to identify the individuals who will best serve the shareholders.  Supporters of term limits say that limiting the number of years that a director can serve on the board provides a built-in mechanism to force turnover. A structure that specifically limits the period of time a director can serve provides opportunities for recruiting directors with new ideas and perspectives.

AmBeacon will not support proposals to institute term limits.

B.                                     Executive / Director compensation

a.                                       Incentive/Stock option plans (establish, amend, add) - proponents contend that incentive/stock option plans are designed to attract, hold and motivate management.  Shareholders generally favor these plans, as top managers should have a stake in their company that ties compensation to performance.  By aligning management’s interests with shareholders toward a goal of increasing shareholder value, better returns usually result.

Opponents contend that incentive/stock option plans may dilute the shareholders’ claim on profits and assets and may lead to a shift in the balance of voting control.  Additionally, easily attainable incentive goals may not provide the necessary incentive for management.

If the board is independent and if the company has performed well over the previous 3- or 5- year period, AmBeacon will generally support these plans.  However, AmBeacon will not support plans that permit:

•                                          Dilution in excess of the company’s peer group, unless overall executive compensation levels (including the value of the options) are at or below the peer group; or

•                                          Repricing/replacing underwater options

b.                                      Discounted stock options - options that may be exercised at prices below the stock’s fair market value on the award date.  Sometimes called non-qualified options, these options are granted “in-the-money” or immediately exercisable for a profit.  AmBeacon does not support discounted stock options, as they do not give management much incentive to increase share value, while the purpose of granting stock options is to align executives’ interests with those of the shareholders.

c.                                       Exchange of underwater options - options with an exercise price higher than the market price are considered “underwater” and, needless to say, unattractive.  AmBeacon does not support the exchange of underwater options that result in a financial gain to the participants since other shareholders have no such protection from falling stock prices and since executives would bear no risk if management is willing to bail them out when the stock price falls.  AmBeacon will support the exchange of underwater options that do not result in a financial gain to the participants.

d.                                      Cap or limit executive and director pay - AmBeacon will not support capping or limiting executive or director pay.  Pay flexibility is necessary to motivate and retain top quality executives and align shareholder and management interests.

e.                                       Link pay to performance - Proponents contend that by linking pay to performance management’s interests will be aligned with shareholders.  Management with compensation packages containing little volatility or risk may have a goal other than maximizing shareholder wealth.  As a result, AmBeacon will support proposals to link pay to performance.  However, AmBeacon will not support proposals requiring that an excessive portion (75% or more) of equity compensation be performance based.

f.                                         Golden parachute provisions - provide severance payments to top executives who are terminated or demoted after a change in control (takeover).  They provide some financial security to executives relieving potential anxiety as they negotiate and impartially evaluate future takeover bids.  This provision will allow executives to not oppose a merger that might be in the best interests of the shareholders but may cost them their job.  Parachutes may also benefit shareholders as they aid in the attraction and retention of managers.

However, opponents contend the existence of these provisions can discourage takeover attempts, as significant sums may have to be paid to company executives.  Executives are already well paid to manage the company and should not have an extra reward.  Additionally, shareholder approval is generally not necessary for enactment of this provision.

Properly conceived, golden parachutes can free management to act in the best interests of shareholders.  Often, however, it is clearly an attempt to raise the cost to a third party of acquiring the company.  Other criteria for analyzing the actual approval of parachute plans might include necessity, breadth of participation, payout size, sensitivity of triggers and leveraged buyout restrictions.  If the board is independent and the company has performed well over the previous 3- or 5-year period, AmBeacon will support golden parachute provisions.

g.                                      Executive incentive bonus plans - Section 162(m) of the Internal Revenue Code of 1986, as amended, prohibits companies from deducting more than $1 million in compensation paid to each of the top five executives, unless the compensation is paid under a performance-based, shareholder approved plan.  To maintain compliance, these performance-based plans require shareholder approval every five years.

Cash bonus plans can be an important part of an executive’s overall pay package, along with stock-based plans tied to long-term total shareholder returns. Over the long term, stock prices are an excellent indicator of management performance. However, other factors, such as economic conditions and investor reaction to the stock market in general, and certain industries in particular, can greatly impact the company’s stock price. As a result, a cash bonus plan can effectively reward individual performance and the achievement of business unit objectives that are independent of short-term market share price fluctuations. Moreover, preservation of the full deductibility of all compensation paid reduces the company’s corporate tax obligation.

Generally, AmBeacon will support these performance-based plans. However, if the compensation committee is not 100% independent, the proposal will be decided on a case-by-case basis.

h.                                      Supplemental executive retirement plans (SERPs) - Supplemental executive retirement plans (SERPs) provide supplemental retirement benefits for executives in excess of IRS compensation limitations. SERPs are unfunded plans and payable out of the company’s general assets.  The ability of a company to offer a SERP could affect the company’s ability to compete for qualified senior executives, and could place the company at a competitive disadvantage to its peers.

Opponents contend that such benefits are unnecessary given the high levels of executive compensation at most companies.

Generally, AmBeacon will support SERPs. However, if the compensation committee is not 100% independent, the proposal will be decided on a case-by-case basis.

i.                                          Shareholder Proposal Regarding Advisory Vote on Executive Compensation - Proponents are urging boards to adopt a policy to allow shareholders an opportunity to vote on an advisory management resolution at each annual meeting to ratify compensation of the named executive officers (NEOs) as set forth in the proxy statement’s summary compensation table.  The vote would be non-binding and would not affect any compensation paid or awarded to any NEO.

If the board is independent, AmBeacon will support management.  All other proposals will be decided on a case-by-case basis.

C.                                     RIC Contracts and Policies

a.                                       Investment Advisory Contracts - All proposals regarding new investment advisory contracts or amendments to existing contracts will be reviewed on a case-by-case basis.  Due to the complex and varied nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal for AmBeacon’s shareholders.

b.                                      Distribution Plans - All proposals pertaining to a RIC’s distribution plan will be reviewed on a case-by-case basis, weighing any proposed additional fees to be paid by shareholders against the potential benefits.  The analysis will foremost consider the effects of the proposal on the shareholders.

c.                                       Fundamental Objectives / Policies - All proposals regarding the fundamental investment objectives or policies of a RIC will be reviewed on a case-by-case basis.  Due to the complex and varied nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal for the shareholders.

D.                                    Confidential voting — AmBeacon believes that confidential voting restricts communication between shareholders and management.  Additionally, the system of free and open proxy voting protects shareholder interests and ensures that the fiduciary obligations of investment funds are met.  These representatives are then fully accountable to their constituents.  Confidential voting is also expensive, as voting must be tabulated by a third party before presentation.  AmBeacon will not support confidential voting.  Management cannot address shareholder concerns if they cannot identify the dissenting voters.  Undue pressure will not be condoned but our concern is that communication might be diminished during a time when shareholders are considering significant issues.  Implementing confidential voting is not an acceptable tradeoff for the potential loss of open dialogue.

E.                                      Supermajority-voting provisions - Proponents contend that a broad agreement should be reached on issues that may have a significant impact on the company.  Supermajority vote requirements usually require a level of voting approval in excess of a simple majority of the outstanding shares.  Usually this range is from 66% to 80%, but in some cases even higher.

Opponents contend that supermajority-voting provisions detract from a simple majority’s power to enforce its will.  In many cases, the supermajority requirement will make it impossible to repeal or enact proposals due to the number of votes needed.  Matters of corporate policy, a sale of assets or a sale of the entire company should ordinarily only require a majority of shareholders.

AmBeacon will support supermajority provisions up to 67%.  All situations regarding supermajority-voting provisions larger than 67% will be reviewed on a case-by-case basis.

F.                                      Right to call a special meeting — Proponents seek to change company’s bylaws and other appropriate governing documents to allow shareholders of between 10% and 25% of outstanding common stock to call a special meeting.  Proponents believe special meetings will allow shareholders to vote on urgent matters that may arise between regularly scheduled meetings.

Opponents contend that typically company regulations allow for majority shareholders to call special meetings which is a reasonable threshold in order to avoid the expense of unnecessary meetings.

AmBeacon will support these proposals if proposed by management and the board is independent.  However, if proposed by shareholders, AmBeacon will support proposals for the right to call a special meeting by shareholders of 30% or greater of outstanding common stock.

G.                                     Anti-takeover proposals — Poison pills, preemptive rights, fair pricing and dual class voting provisions force potential bidders to deal directly with the board of directors.  The board’s role is to protect shareholders against unfair and unequal treatment and guard against partial tender offers and other abusive tactics.  Fair and equitable offers will not be prevented and will equally benefit all shareholders.

a.                                       Poison pills (Shareholder rights plans) - protect shareholders from coercive and unfair offers.  Therefore, all shareholders should receive a better/fairer offer.  If the board is independent, AmBeacon will support poison pills. If the board is not independent, each situation involving poison pills will be decided on a case-by-case basis.

b.                                      Preemptive rights - enable shareholders to retain the same percentage of ownership during additional stock offerings.  This eliminates the effect of dilution on the shareholder.  AmBeacon will support preemptive rights.

c.                                       Fair pricing provisions - require that if offers are not approved by the board, the bidder must pay the same “fair” price for all shares purchased.  The fair price is usually defined as the highest price paid by the bidder for shares acquired before the start of the tender offer.  This provision attempts to prevent “two-tiered” offers in which the bidder offers a premium for sufficient shares to gain control then offers a much lower price to the remaining holders.  AmBeacon will support fair pricing provisions.

d.                                      Dual class voting provisions - create unequal voting rights among different shareholders.  These provisions allow companies to raise capital and expand while letting management maintain control without fear of being acquired.  However, these provisions enable management to become entrenched, as it is an anti-takeover mechanism.  With management controlling the voting power, no one will pay a premium for shares of a company when there is no way for them to obtain voting control of the company.  AmBeacon will not support dual class voting provisions.

H.                                    Stock related proposals

a.                                       Increase authorized common/preferred stock - A request for additional shares of stock was, in the past, considered a routine voting item.  Companies usually state it is for a specific use, such as a stock split, acquisition or for “general corporate purposes.”  However, an abundance of authorized but unissued shares can become an anti-takeover measure, such as implementing a poison pill or placing a large block of stock with a friendly holder to maintain control.

If the board is independent, AmBeacon will support increases in common/preferred stock.  The authorization will give companies the ability and flexibility to finance corporate growth.  If the board is not independent, AmBeacon will not support increases in common/preferred stock.

b.                                      Targeted share placements - the issuance of a specific block of company securities to a friendly shareholder.  These placements are often used to defend against an unfriendly takeover or to obtain favorable financing and may be executed using common stock, preferred stock or convertible securities.  Targeted share placements are often less expensive to execute than issuing stock, they do not require the high interest rates of traditional debt and a placement can be structured for the benefit of the limited number of parties.  Additionally, share placements can be executed fairly quickly and shareholder approval is not required.

Opponents contend targeted placements give selected shareholders an unfair access to valuable securities while diluting current shareholder’s proportional ownership and voting interests.  Additionally, critics contend that not only do targeted share placements serve to entrench management, but also the holder of the share placement may have a senior claim or return from company assets.

All situations regarding targeted share placements will be reviewed on a case-by-case basis.  Since such stock could be used to dilute the ownership rights of current shareholders, shareholders should have the opportunity to analyze the proposal to determine whether it is in their best economic interests.

I.                                         Mergers, Acquisitions, Restructurings - These transactions involve fundamental changes in the structure and allocation of a company’s assets.  Financial considerations are foremost in these transactions but ERISA fiduciaries are not obligated to take an offer if they feel the long-term interests of AmBeacon, as a shareholder will be best served by the company continuing as is.

All situations regarding mergers, acquisitions, or restructuring will be reviewed on a case-by-case basis.  Due to the complexity and company-specific nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal.

5.                                       Other Business — AmBeacon will support management with respect to “Other Business.”

6.                                       Adjourn Meeting — AmBeacon will support management with respect to proposals to adjourn the shareholder meeting.

All other issues will be decided on a case-by-case basis.  As with other non-routine proposals, decisions will be based primarily on management and board responsiveness to enhancing shareholder wealth.

VOTING PROCEDURES

1.                                       Voting — AmBeacon has retained a proxy voting consultant (the “Consultant”) to provide assistance regarding the objective review and voting of proxies on any assets held by the ETF.  The Consultant has been instructed by AmBeacon to vote proxies in accordance with the Voting Policies set forth above, unless it is notified to vote otherwise by AmBeacon in writing.  AmBeacon may decide to instruct the Consultant to vote in a manner different than specified in the Voting Policies if it determines that such a variance from the Voting Policies would be in the best interests of shareholders of the ETF.  In making such a determination, AmBeacon will conduct its analysis of the proxy proposal, which may include, among other things, discussing the issue with sub-advisors holding the security to determine their recommended voting position.  Issues requiring analysis on a case-by-case basis will be voted according to the Consultant’s recommendation when all accounts for which AmBeacon is voting own in the aggregate less than 1% of the company’s outstanding shares and less than $3 million of the company’s market capitalization.

Except as otherwise noted, items to be evaluated on a case-by-case basis and proposals not contemplated by the Voting Policies will be assessed by AmBeacon.  In these situations, AmBeacon will use its judgment in directing the Consultant to vote in the best interests of the shareholders of the ETF and will adopt changes to the Voting Policies when appropriate.

2.                                       Conflicts of Interest - If AmBeacon knows that a vote presents a material conflict between the interests of: (a) shareholders of the ETF and (b) an investment adviser (including AmBeacon) to the ETF or any of its affiliated persons, AmBeacon will ask the ETF’s Board of Trustees to provide voting instructions.  This may result in AmBeacon voting differently for the ETF than for other accounts.

3.                                       Securities on Loan — If the ETF engages in securities lending, AmBeacon will implement the following procedures to determine whether to vote securities on loan.  AmBeacon has instructed the Consultant to provide notification of the occurrence of a future shareholder meeting prior to the record date.  AmBeacon will determine whether or not to recall shares of the applicable security that are on loan with the intent of voting such shares in accordance with the Voting Policies, based on factors including the nature of the meeting (i.e., annual or special), the percentage of the proxy issuer’s outstanding securities on loan, any other information regarding the proxy proposals of which AmBeacon may be aware, and the loss of securities lending income to the ETF as a result of recalling the shares on loan.

Lazard Asset Management LLC

Summary of Proxy Voting Policies

A. Introduction

Lazard Asset Management LLC and Lazard Asset Management (Canada), Inc. (together, “Lazard”) provide investment management services for client accounts, including proxy voting services. As a fiduciary, Lazard is obligated to vote proxies in the best interests of its clients. Lazard has developed a structure that is designed to ensure that proxy voting is conducted in an appropriate manner, consistent with clients’ best interests, and within the framework of this Proxy Voting Policy (the “Policy”). Lazard has adopted this Policy in order to satisfy its fiduciary obligation and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended.

Lazard manages assets for a variety of clients, including individuals, Taft-Hartley plans, governmental plans, foundations and endowments, corporations, and investment companies and other collective investment vehicles. To the extent that proxy voting authority is delegated to Lazard, Lazard’s general policy is to vote proxies on a given issue the same for all of its clients. This Policy is based on the view that Lazard, in its role as investment adviser, must vote proxies based on what it believes will maximize shareholder value as a long-term investor, and the votes that it casts on behalf of all its clients are intended to accomplish that objective. This Policy recognizes that there may be times when meeting agendas or proposals may create the appearance of a material conflict of interest for Lazard. When such a conflict may appear, Lazard will seek to alleviate the potential conflict by voting consistent with pre-approved guidelines or, in situations where the pre-approved guideline is to vote case-by-case, with the recommendation of an independent source. More information on how Lazard handles conflicts is provided in Section F of this Policy.

B. Responsibility to Vote Proxies

Generally, Lazard is willing to accept delegation from its clients to vote proxies. Lazard does not delegate that authority to any other person or entity, but retains complete authority for voting all proxies on behalf of its clients. Not all clients delegate proxy-voting authority to Lazard, however, and Lazard will not vote proxies, or provide advice to clients on how to vote proxies, in the absence of a specific delegation of authority or an obligation under applicable law. For example, securities that are held in an investment advisory account for which Lazard exercises no investment discretion, are not voted by Lazard, nor are shares that a client has authorized their custodian bank to use in a stock loan program which passes voting rights to the party with possession of the shares.

As discussed more fully in Section G of this Policy, there may be times when Lazard determines that it would be in the best interests of its clients to abstain from voting proxies.

C. General Administration

1. Overview

Lazard’s proxy voting process is administered by its Proxy Operations Department (“ProxyOps”), which reports to Lazard’s Chief Operations Officer. Oversight of the process is provided by Lazard’s Legal and Compliance Department and by a Proxy Committee currently consisting of Managing Directors, portfolio managers and other investment personnel of Lazard. The Proxy Committee meets at least semi-annually to review this Policy and consider changes to it, as well as specific proxy voting guidelines (the “Approved Guidelines”), which are discussed below. Meetings may be convened more frequently (for example, to discuss a specific proxy agenda or proposal) as requested by the Manager of ProxyOps, any member of the Proxy Committee, or Lazard’s General Counsel or Chief Compliance Officer. A representative of Lazard’s Legal and Compliance Department must be present at all Proxy Committee meetings.

2. Role of Third Parties

To assist it in its proxy-voting responsibilities, Lazard currently subscribes to several research and other proxy-related services offered by Institutional Shareholder Services, Inc. (“ISS”), one of the world’s largest providers of proxy-voting services. ISS provides Lazard with its independent analysis and recommendation regarding virtually every proxy proposal that Lazard votes on behalf of its clients, with respect to both U.S. and non-U.S. securities.  ISS provides other proxy-related administrative services to Lazard. ISS receives on Lazard’s behalf all proxy information sent by custodians that hold securities of Lazard’s clients. ISS posts all relevant information regarding the proxy on its password-protected website for Lazard to review, including meeting dates, all agendas and ISS’ analysis.  ProxyOps reviews this information on a daily basis and regularly communicates with representatives of ISS to ensure that all agendas are considered and proxies are voted on a timely basis. ISS also provides Lazard with vote execution, recordkeeping and reporting support services.

3. Voting Process

Lazard’s Proxy Committee has approved specific proxy voting guidelines regarding various common proxy proposals (the “Approved Guidelines”). As discussed more fully below in Section D of this Policy,

depending on the proposal, an Approved Guideline may provide that Lazard should vote for or against the proposal, or that the proposal should be considered on a case-by-case basis.

Where the Approved Guideline for a particular type of proxy proposal is to vote on a case-by case basis, Lazard believes that input from a portfolio manager or research analysts with knowledge of the issuer and its securities (collectively, “Portfolio Management”) is essential. Portfolio Management is, in Lazard’s view, best able to evaluate the impact that the outcome on a particular proposal will have on the value of the issuer’s shares. Consequently, the Manager of ProxyOps seeks Portfolio Management’s recommendation on how to vote all such proposals. Similarly, with respect to certain Lazard strategies, as discussed more fully in Sections F and G below, the Manager of ProxyOps will consult with Portfolio Management to determine when it would be appropriate to abstain from voting.

In seeking Portfolio Management’s recommendation, the Manager of ProxyOps provides ISS’ recommendation and analysis. Portfolio Management provides the Manager of ProxyOps with its recommendation and the reasons behind it. ProxyOps will generally vote as recommended by Portfolio Management, subject to certain strategy- specific situations or situations where there may appear to be a material conflict of interest, in which case an alternative approach may be followed. (See Sections F and G below.) Depending on the facts surrounding a particular case-by-case proposal, or Portfolio Management’s recommendation on a case-by-case proposal, the Manager of ProxyOps may consult with Lazard’s Chief Compliance Officer or General Counsel, and may seek the final approval of the Proxy Committee regarding Portfolio Management’s recommendation. If necessary, and in cases where there is a possibility of a split vote among Portfolio Management teams as described in Section G.1. below, a meeting of the Proxy Committee will be convened to discuss the proposal and reach a final decision on Lazard’s vote.

Subject to certain strategy-specific situations, ProxyOps generally votes all routine proposals (described below) according to the Approved Guidelines. For non-routine proposals where the Approved Guideline is to vote for or against, ProxyOps will provide Portfolio Management with both the Approved Guideline, as well as ISS’ recommendation and analysis. Unless Portfolio Management disagrees with the Approved Guideline for the specific proposal, ProxyOps will generally vote the proposal according to the Approved Guideline. If Portfolio Management disagrees, however, it will provide its reason for doing so. All the relevant information will be provided to the Proxy Committee members for a final determination of such non-routine items. It is expected that the final vote will be cast according to the Approved Guideline, absent a compelling reason for not doing so, and subject to situations where there may be the appearance of a material conflict of interest or certain strategy-specific situations, in which case an alternative approach may be followed. (See Sections F and G, below.)

D. Specific Proxy Items

Shareholders receive proxies involving many different proposals. Many proposals are routine in nature, such as a non-controversial election of Directors or a change in a company’s name. Others are more complicated, such as items regarding corporate governance and shareholder rights, changes to capital structure, stock option plans and other executive compensation issues, mergers and other significant transactions and social or political issues. Following are the Approved Guidelines for a significant proportion of the proxy proposals on which Lazard regularly votes. Of course, other proposals may be presented from time to time. Those proposals will be discussed with the Proxy Committee to determine how they should be voted and, if it is anticipated that they may re-occur, to adopt an Approved Guideline. Certain strategy-specific considerations may result in Lazard voting proxies other than according to Approved Guidelines, not voting shares at all, issuing standing instructions to ISS on how to vote certain proxy matters or other differences from how Lazard votes or handles its proxy voting. These considerations are discussed in more detail in Section G, below.

1.               Routine Items

Lazard generally votes routine items as recommended by the issuer’s management and board of directors, and against any shareholder proposals regarding those routine matters, based on the view that management is in a better position to evaluate the need for them. Lazard considers routine items to be those that do not change the structure, charter, bylaws, or operations of an issuer in any way that is material to shareholder value. Routine items generally include:

• routine election or re-election of directors;

• appointment or election of auditors, in the absence of any controversy or conflict regarding the auditors;

• issues relating to the timing or conduct of annual meetings; and

• name changes.

2.                                     Corporate Governance and Shareholder Rights Matters

Many proposals address issues related to corporate governance and shareholder rights. These items often relate to a board of directors and its committees, anti-takeover measures, and the conduct of the company’s shareholder meetings.

a.                                     Board of Directors and Its Committees

Lazard votes in favor of provisions that it believes will increase the effectiveness of an issuer’s board of directors. Lazard believes that in most instances, a board and the issuer’s management are in the best position to make the determination how to best increase a board’s effectiveness. Lazard does not believe that establishing burdensome requirements regarding a board will achieve this objective. Lazard has Approved Guidelines to vote:

• For the establishment of an independent nominating committee, audit committee or compensation committee of a board of directors;

• For a requirement that a substantial majority (e.g. 2/3) of a US or UK company’s directors be independent;

• On a case-by-case basis regarding the election of directors where the board does not have independent “key committees” or sufficient independence;

• For proposals that a board’s committees be comprised solely of independent directors or consist of a majority of independent directors;

• For proposals to limit directors’ liability; broaden indemnification of directors; and approve indemnification agreements for officers and directors, unless doing so would affect shareholder interests in a specific pending or threatened litigation; or for indemnification due to negligence in these cases voting is on a case-by-case basis;

• For proposals seeking to de-classify a board and Against proposals seeking to classify a board;

• On a case-by-case basis on all proposals relating to cumulative voting;

• Against shareholder proposals, absent a demonstrable need, proposing the establishment of additional committees; and on a case-by-case basis regarding the establishment of shareholder advisory committees.

• Against shareholder proposals seeking union or special-interest representation on the board;

• Against shareholder proposals seeking to establish term limits or age limits for directors;

• On a case-by-case basis on shareholder proposals seeking to require that the issuer’s chairman and chief executive officer be different individuals;

• Against shareholder proposals seeking to establish director stock-ownership requirements; and

• Against shareholder proposals seeking to change the size of a board, requiring women or minorities to serve on a board, or requiring two candidates for each board seat.

b. Anti-takeover Measures

Certain proposals are intended to deter outside parties from taking control of a company. Such proposals could entrench management and adversely affect shareholder rights and the value of the company’s shares. Consequently, Lazard has adopted Approved Guidelines to vote:

• Against proposals to adopt supermajority vote requirements, or increase vote requirements, for mergers or for the removal of directors;

• On a case-by-case basis regarding shareholder rights plans (also known as “poison pill plans”) and For proposals seeking to require all poison pill plans be submitted to shareholder vote;

• Against proposals seeking to adopt fair price provisions and For proposals seeking to rescind them;

• Against “blank check” preferred stock; and

• On a case-by-case basis regarding other provisions seeking to amend a company’s by-laws or charter regarding anti-takeover provisions.

c. Conduct of Shareholder Meetings

Lazard generally opposes any effort by management to restrict or limit shareholder participation in shareholder meetings, and is in favor of efforts to enhance shareholder participation. Lazard has therefore adopted Approved Guidelines to vote:

• Against proposals to adjourn meetings;

• Against proposals seeking to eliminate or restrict shareholders’ right to call a special meeting;

• For proposals providing for confidential voting;

• Against efforts to eliminate or restrict right of shareholders to act by written consent;

• Against proposals to adopt supermajority vote requirements, or increase vote requirements, and

• On a case-by-case basis on changes to quorum requirements.

3. Changes to Capital Structure

Lazard receives many proxies that include proposals relating to a company’s capital structure. These proposals vary greatly, as each one is unique to the circumstances of the company involved, as well as the general economic and market conditions existing at the time of the proposal. A board and management may have many legitimate business reasons in seeking to effect changes to the issuer’s capital structure, including raising additional capital for appropriate business reasons, cash flow and market conditions. Lazard generally believes that these decisions are best left to management, absent apparent reasons why they should not be. Consequently, Lazard has adopted Approved Guidelines to vote:

• For management proposals to increase or decrease authorized common or preferred stock (unless it is believed that doing so is intended to serve as an anti-takeover measure);

• For stock splits and reverse stock splits;

• On a case-by-case basis on matters affecting shareholder rights, such as amending votes-per-share;

• On a case-by-case basis on management proposals to issue a new class of common or preferred shares;

• For management proposals to adopt or amend dividend reinvestment plans;

• Against changes in capital structure designed to be used in poison pill plans; and

• On a case-by-case basis on proposals seeking to approve or amend stock ownership limitations or transfer restrictions.

4. Stock Option Plans and Other Executive Compensation Issues

Lazard supports efforts by companies to adopt compensation and incentive programs to attract and retain the highest caliber management possible, and to align the interests of a board, management and employees with those of shareholders. Lazard favors programs intended to reward management and employees for positive, long-term performance. However, Lazard will evaluate whether it believes, under the circumstances, that the level of compensation is appropriate or excessive. Lazard has Approved Guidelines to vote:

• On a case-by-case basis regarding all stock option plans;

• Against restricted stock plans that do not involve any performance criteria;

• For employee stock purchase plans;

• On a case-by-case basis for stock appreciation rights plans;

• For deferred compensation plans;

• Against proposals to approve executive loans to exercise options;

• Against proposals to re-price underwater options;

• On a case-by-case basis regarding shareholder proposals to eliminate or restrict severance agreements, and For proposals to submit severance agreements to shareholders for approval; and Against proposals to limit executive compensation or to require executive compensation to be submitted for shareholder approval, unless, with respect to the latter submitting compensation plans for shareholder approval is required by local law or practice.

5. Mergers and Other Significant Transactions

Shareholders are asked to consider a number of different types of significant transactions, including mergers, acquisitions, sales of all or substantially all of a company’s assets, reorganizations involving business combinations and liquidations. Each of these transactions is unique. Therefore, Lazard’s Approved Guideline is to vote on each of these transactions on a case-by-case basis.

6. Social and Political Issues

Proposals involving social and political issues take many forms and cover a wide array of issues. Some examples are: adoption of principles to limit or eliminate certain business activities, or limit or eliminate business activities in certain countries; adoption of certain conservation efforts; reporting of charitable contributions or political contributions or activities; or the adoption of certain principles regarding employment practices or discrimination policies. These items are often presented by shareholders and are often opposed by the company’s management and its board of directors. Lazard generally supports the notion that corporations should be expected to act as good citizens, but, as noted above, is obligated to vote on social and political proposals in a way that it believes will most increase shareholder value. As a result, Lazard has adopted Approved Guidelines to vote on a case-by-case basis for most social and political issue proposals. Lazard will generally vote for the approval of anti-discrimination policies.

E. Voting Non-U.S. Securities

Lazard invests in non-U.S. securities on behalf of many clients. Laws and regulations regarding shareholder rights and voting procedures differ dramatically across the world. In certain countries, the requirements or restrictions imposed before proxies may be voted may outweigh any benefit that could be realized by voting the proxies involved. For example, certain countries restrict a shareholder’s ability to sell shares for a certain period of time if the shareholder votes proxies at a meeting (a practice known as “share blocking”). In other instances, the costs of voting a proxy (i.e., by being required to send a representative to the meeting) may simply outweigh any benefit to the client if the proxy is voted. Generally, the Manager of ProxyOps will consult with Portfolio Management to determine whether they believe it is in the interest of the clients to vote the proxies. In these instances, the Proxy Committee will have the authority to decide that it is in the best interest of its clients not to vote the proxies.

There may be other instances where Portfolio Management may wish to refrain from voting proxies (See Section G.1. below). Due to the nature of the strategy, a decision to refrain from voting proxies for securities held by the Korea Corporate Governance strategy managed by Lazard (“KCG”), certain Japanese securities or emerging market securities will generally be determined by Portfolio Management. (See Section G.1. below.)

F. Conflicts of Interest

1. Overview

Lazard is required to vote proxies in the best interests of its clients. It is essential, therefore, that material conflicts of interest or the appearance of a material conflict be avoided.

Potential conflicts of interest are inherent in Lazard’s organizational structure and in the nature of its business. Following are examples of situations that could present a conflict of interest or the appearance of a conflict of interest:

• Lazard Frères & Co. LLC (“LF&Co.”), Lazard’s parent and a registered broker-dealer, or an investment banking affiliate has a relationship with a company the shares of which are held in accounts of Lazard clients, and has provided services to the company with respect to an upcoming significant proxy proposal (i.e., a merger or other significant transaction);

• Lazard serves as an investment adviser for a company the management of which supports a particular proposal, and shares of the company are held in accounts of Lazard clients;

• Lazard serves as an investment adviser for the pension plan of an organization that sponsors a proposal; or

• A Lazard employee who would otherwise be involved in the decision-making process regarding a particular proposal has a material relationship with the issuer or owns shares of the issuer.

2. General Policy and Consequences of Violations

All proxies must be voted in the best interest of each Lazard client, without any consideration of the interests of any other Lazard client (unrelated to the economic effect of the proposal being voted on share price), Lazard, LF&Co. or any of their Managing Directors, officers, employees or affiliates. ProxyOps is responsible for all proxy voting in accordance with this Policy after consulting with the appropriate member or members of Portfolio Management, the Proxy Committee and/or the Legal and Compliance Department. No other officers or employees of Lazard, LF&Co. or their affiliates may influence or attempt to influence the vote on any proposal. Doing so will be a violation of this Policy. Any communication between an officer or employee of LF&Co. and an officer or employee of Lazard trying to influence how a proposal should be voted is prohibited, and is a violation of this Policy. Violations of this Policy could result in disciplinary action, including letter of censure, fine or suspension, or termination of employment. Any such conduct may also violate state and Federal securities and other laws, as well as Lazard’s client agreements, which could result in severe civil and criminal penalties being imposed, including the violator being prohibited from ever working for any organization engaged in a securities business. Every officer and employee of Lazard who participates in any way in the decision-

making process regarding proxy voting is responsible for considering whether they have a conflicting interest or the appearance of a conflicting interest on any proposal. A conflict could arise, for example, if an officer or employee has a family member who is an officer of the issuer or owns securities of the issuer. If an officer or employee believes such a conflict exists or may appear to exist, he or she should notify the Chief Compliance Officer immediately and, unless determined otherwise, should not continue to participate in the decision-making process.

3. Monitoring for Conflicts and Voting When a Material Conflict Exists

Lazard monitors for potential conflicts of interest when it is possible that a conflict could be viewed as influencing the outcome of the voting decision. Consequently, the steps that Lazard takes to monitor conflicts, and voting proposals when the appearance of a material conflict exists, differ depending on whether the Approved Guideline for the specific item is to vote for or against, or is to vote on a case-by-case basis.

a. Where Approved Guideline Is For or Against

Most proposals on which Lazard votes have an Approved Guideline to vote for or against. Generally, unless Portfolio Management disagrees with the Approved Guideline for a specific proposal, ProxyOps votes according to the Approved Guideline. It is therefore necessary to consider whether an apparent conflict of interest exists where Portfolio Management disagrees with the Approved Guideline. When that happens, the Manager of ProxyOps will use its best efforts to determine whether a conflict of interest or potential conflict of interest exists by inquiring whether the company itself, or the sponsor of the proposal is a Lazard client. If either is a Lazard client, the Manager of Proxy Ops will notify Lazard’s Chief Compliance Officer, who will determine whether an actual or potential conflict exists.

If it appears that a conflict of interest exists, the Manager of ProxyOps will notify the Proxy Committee, who will review the facts surrounding the conflict and determine whether the conflict is material. Whether a conflict is “material” will depend on the facts and circumstances involved. For purposes of this Policy, the appearance of a material conflict is one that the Proxy Committee determines could be expected by a reasonable person in similar circumstances to influence or potentially influence the voting decision on the particular proposal involved.

If the Proxy Committee determines that there is no material conflict, the proxy will be voted as outlined in this Policy. If the Proxy Committee determines that a material conflict appears to exist, then the proposal will be voted according to the Approved Guideline.

b. Where Approved Guideline Is Case-by-Case

In situations where the Approved Guideline is to vote case-by-case and a material conflict of interest appears to exist, Lazard’s policy is to vote the proxy item according to the recommendation of an independent source, currently ISS. The Manager of ProxyOps will use his best efforts to determine whether a conflict of interest or a potential conflict of interest may exist by inquiring whether the sponsor of the proposal is a Lazard client. If the sponsor is a Lazard client, the Manager of Proxy Ops will notify Lazard’s Chief Compliance Officer, who will determine whether some other conflict or potential conflict exists.

If it appears that a conflict of interest exists, the Manager of ProxyOps will notify the Proxy Committee, who will review the facts surrounding the conflict and determine whether the conflict is material. There is a presumption that certain circumstances will give rise to a material conflict of interest or the appearance of such material conflict, such as LF&Co. having provided services to a company with respect to an upcoming significant proxy proposal (i.e., a merger or other significant transaction). If the Proxy Committee determines that there is no material conflict, the proxy will be voted as outlined in this Policy. If the Proxy Committee determines that a material conflict appears to exist, then the proposal will generally be voted according to the recommendation of ISS, however, before doing so, ProxyOps will obtain a written representation from ISS that it is not in a position of conflict with respect to the proxy, which could exist if ISS receives compensation from the proxy issuer on corporate governance issues in addition to the advice it provides Lazard on proxies. If ISS is in a conflicting position or if the recommendations of the two services offered by ISS, the Proxy Advisor Service and the Proxy Voter Service, are not the same, Lazard will obtain a recommendation from a third independent source that provides proxy voting advisory services, and will defer to the majority recommendation. If a recommendation for a third independent source is not available and ISS is not in a conflicting position, Lazard will follow the recommendation of ISS’ Proxy Advisor Service. In addition, in the event of a conflict that arises in connection with a proposal for a Lazard mutual fund, Lazard will either follow the procedures described above or vote shares for or against the proposal in proportion to shares voted by other shareholders.

G. Other Matters

1. Issues Relating to Management of Specific Lazard Strategies

Due to the nature of certain strategies managed by Lazard, specifically its emerging markets and KCG strategies, there may be times when Lazard believes that it may not be in the best interests of its clients to vote in accordance with the Approved Guidelines, or to vote proxies at all. In certain markets, the fact that Lazard is voting proxies may become public information, and, given the nature of those markets, may impact the price of the securities involved. With respect to the KCG strategy, Lazard may simply require more time to fully understand and address a situation prior to determining what would be in the best interests of shareholders. In these cases ProxyOps will look to Portfolio Management to provide guidance on proxy voting rather than vote in accordance with the Approved Guidelines.

Additionally, particularly with respect to certain Japanese securities, Lazard may not receive notice of a shareholder meeting in time to vote proxies for, or may simply be prevented from voting proxies in connection with, a particular meeting. Due to the compressed time frame for notification of shareholder meetings and Lazard’s obligation to vote proxies on behalf of its clients, Lazard may issue standing instructions to ISS on how to vote on certain matters.

Different strategies managed by Lazard may hold the same securities. However, due to the differences between the strategies and their related investment objectives (e.g., the KCG strategy and an emerging-markets strategy), one Portfolio Management team may desire to vote differently than the other, or one team may desire to abstain from voting proxies while the other may desire to vote proxies. In this event, Lazard would generally defer to the recommendation of the KCG team to determine what action would be in the best interests of its clients. However, under unusual circumstances, the votes may be split between the two teams. In such event, a meeting of the Proxy Committee will be held to determine whether it would be appropriate to split the votes.

2. Stock Lending

As noted in Section B above, Lazard does not vote proxies for securities that a client has authorized their custodian bank to use in a stock loan program, which passes voting rights to the party with possession of the shares. Under certain circumstances, Lazard may determine to recall loaned stocks in order to vote the proxies associated with those securities. For example, if Lazard determines that the entity in possession of the stock has borrowed the stock solely to be able to obtain control over the issuer of the stock by voting proxies, Lazard may determine to recall the stock and vote the proxies itself. However, it is expected that this will be done only in exceptional circumstances. In such event, Portfolio Management will make this determination and ProxyOps will vote the proxies in accordance with the Approved Guidelines.

H. Review of Policy

The Proxy Committee will review this Policy at least semi-annually to consider whether any changes should be made to it or to any of the Approved Guidelines. Questions or concerns regarding the Policy should be raised with Lazard’s General Counsel or Chief Compliance Officer.

The Bank of New York Mellon Corporation (parent company of The Boston Company Asset Management, LLC)

Summary of Proxy Voting Policy and Procedures

Adviser, through its participation on BNY Mellon’s Proxy Policy Committee (“PPC”), has adopted a Proxy Voting Policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, Adviser seeks to act solely in the best financial and economic interest of the applicable client.  Adviser will carefully review proposals that would limit shareholder control or could affect the value of a client’s investment.  Adviser generally will oppose proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders.  Adviser will generally support proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve long-term goals. On questions of social responsibility where economic performance does not appear to be an issue, Adviser will attempt to ensure that management reasonably responds to the social issues.  Responsiveness will be measured by management’s efforts to address the proposal including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company.  The PPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.

Adviser recognizes its duty to vote proxies in the best interests of its clients.  Adviser seeks to avoid material conflicts of interest through its participation in the PPC, which applies detailed, pre-determined proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors.  Further, Adviser and its affiliates engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and affiliated mutual fund securities.

All proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines.  These guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues.  Items that can be categorized under the Voting Guidelines will be voted in accordance with any applicable guidelines or referred to the PPC, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines will be referred to the PPC for discussion and vote.  Additionally, the PPC may review any proposal where it has identified a particular company, industry or issue for special scrutiny.  With regard to voting proxies of foreign companies, Adviser weighs the cost of voting, and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.

In evaluating proposals regarding incentive plans and restricted stock plans, the PPC typically employs a shareholder value transfer model.  This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised.  After determining the cost of the plan, the PPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information.  The PPC generally votes against proposals that permit the repricing or replacement of stock options without shareholder approval or that are silent on repricing and the company has a history of repricing stock options in a manner that the PPC believes is detrimental to shareholders.

Adviser will furnish a copy of its Proxy Voting Policy, any related procedures, and its Voting Guidelines to each advisory client upon request.  Upon request, Adviser will also disclose to an advisory client the proxy voting history for its account after the shareholder meeting has concluded.

Templeton Investment Counsel, LLC

Proxy Voting Policies & Procedures

RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES

Templeton Investment Counsel, LLC (hereinafter “Investment Manager”) has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the “Proxy Group”), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, “Advisory Clients”) that have properly delegated such responsibility or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager’s views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.

HOW INVESTMENT MANAGER VOTES PROXIES

Fiduciary Considerations

All proxies received by the Proxy Group will be voted based upon Investment Manager’s instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to RiskMetrics Group (“RiskMetrics”), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. In addition, Investment Manager subscribes to Glass Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although RiskMetrics’ and/or Glass Lewis’s analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from RiskMetrics, Glass Lewis, or any other third party to be determinative of Investment Manager’s ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

Conflicts of Interest

All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:

1.               The issuer is a client(1) of Investment Manager or its affiliates;

2.               The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;

3.               The issuer is an entity participating to a material extent in the distribution of investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);(2)

4.               The issuer is a significant executing broker dealer;(3)

5.               An Access Person(4) of Investment Manager or its affiliates also serves as a director or officer of the issuer;

6.               A director or trustee of Franklin Resources, Inc. or any of its subsidiaries or of a Franklin Templeton investment product, or an immediate family member(5) of such director or trustee, also serves as an officer or director of the issuer; or

7.               The issuer is Franklin Resources, Inc. or any of its proprietary investment products.

Nonetheless, even though a potential conflict of interest exists, the Investment Manager may vote in opposition to the recommendations of an issuer’s management.

Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings.  The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

In situations where a material conflict of interest is identified between the Investment Manager or one of its affiliates and an issuer, the Proxy Group may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval.  If the conflict is not resolved by the Advisory Client, the Proxy Group may refer the

(1)  For purposes of this section, a “client” does not include underlying investors in a commingled trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates.  Sponsors of funds sub-advised by Investment Manager or its affiliates will be considered a “client.”

(2) The top 40 distributors (based on aggregate 12b-1 distribution fees) will be considered to present a potential conflict of interest.  In addition, any insurance company that has entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.

(3) The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions).

(4)  “Access Person” shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.

(5)  The term “immediate family member” means a person’s spouse; child residing in the person’s household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).

matter, along with the recommended course of action by the Investment Manager, if any, to a Proxy Review Committee comprised of representatives from the Portfolio Management (which may include portfolio managers and/or research analysts employed by Investment Manager), Fund Administration, Legal and Compliance Departments within Franklin Templeton for evaluation and voting instructions.  The Proxy Review Committee may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients.

Where the Proxy Group or the Proxy Review Committee refer a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees,  a committee of the board, or an appointed delegate in the case of a U. S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Société d’investissement à capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan.  The Proxy Group or the Proxy Review Committee may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.

The Proxy Review Committee may independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations (including whether to defer to an independent third party or refer a matter to an Advisory Client); report the results of such votes to Investment Manager’s clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate.

The Proxy Review Committee will also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date.  The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client.

Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from Glass Lewis, RiskMetrics, or another independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues or political contributions, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.

To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances:  (1) when a Franklin Templeton investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the Investment Company Act of 1940, as amended, or pursuant to an SEC exemptive order; (2) when a Franklin Templeton investment company invests uninvested cash in affiliated money market funds pursuant to an SEC exemptive order (“cash sweep arrangement”); or (3) when required pursuant to an account’s governing documents or applicable law.  Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares.

Weight Given Management Recommendations

One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from RiskMetrics, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager’s managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, RiskMetrics and/or Glass Lewis analyses, recommendations and any other available information. Except in situations identified as presenting material conflicts of interest, Investment Manager’s research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, RiskMetrics and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may defer to the vote recommendations of an independent third party provider of proxy services.  Except in cases where the Proxy Group is deferring to the voting recommendation of an independent third party service provider, the Proxy Group must obtain voting instructions from Investment Manager’s research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client or Proxy Review Committee prior to submitting the vote.  In the event that an account holds a security that the Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may defer to the voting recommendations of an independent third party service provider.

GENERAL PROXY VOTING GUIDELINES

Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients.  These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.

INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES

Investment Manager’s proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager’s organization, including portfolio management, legal counsel, and Investment

Manager’s officers. The Board of Directors of Franklin Templeton’s U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.

The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:

Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company’s corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance.  The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.

Ratification of Auditors: Investment Manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.

Management & Director Compensation:  A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests.  Investment Manager believes that executive compensation should be directly linked to the performance of the company.  Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the RiskMetrics quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose “golden parachutes” that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors’ compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

Anti-Takeover Mechanisms and Related Issues: Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients’ interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights’ plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” Investment Manager usually supports “fair price” provisions and confidential voting.

Changes to Capital Structure: Investment Manager realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and Corporate Restructuring:  Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Social and Corporate Policy Issues: As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications.

Global Corporate Governance: Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager’s proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money managers, Investment Manager’s analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC rules and regulations. In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings.  Therefore, Investment Manager will generally attempt to process every proxy it receives for all domestic and foreign securities.  However, there may be situations in which Investment Manager may be unable to vote a proxy, or may chose not to vote a proxy, such as where: (i) a meeting notice was received too late; (ii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iii) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if Investment Manager votes a proxy or where Investment Manager is prohibited from voting by applicable law or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (iv) the Investment Manager held shares on the record date but has sold them prior to the meeting date; (v) proxy voting service is not offered by the custodian in the market; (vi) the Investment Manager believes it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (vii) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.

Investment Manager or its affiliates may, on behalf of one or more of the registered investment companies advised by Investment Manager or its affiliates, determine to use its best efforts to recall any security on loan where Investment Manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such registered investment companies to recall the security for voting purposes.  Investment Managers will not generally make such efforts on behalf of other Advisory Clients, or notify such Advisory Clients or their custodians that Investment Manager or its affiliates has learned of such a vote.

Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if “Other Business” is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter a “withhold” vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.

The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager’s proxy policy:

1.               The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager.  The Proxy Group will periodically review and update this list.

2.               All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded immediately by the Proxy Group in a database to maintain control over such materials.

3.               The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from RiskMetrics and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.

4.               In determining how to vote, Investment Manager’s analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by RiskMetrics, Glass Lewis, or other independent third party providers of proxy services.

5.               The Proxy Group is responsible for maintaining the documentation that supports Investment Manager’s voting position. Such documentation may include, but is not limited to, any information provided by RiskMetrics, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager, legal counsel and/or the Proxy Review Committee.

6.               After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

7.               The Proxy Group will attempt to submit Investment Manager’s vote on all proxies to RiskMetrics for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to RiskMetrics in sufficient time for the vote to be processed.

8.               The Proxy Group will file Powers of Attorney in all jurisdictions that require such documentation on a best efforts basis.

9.               The Proxy Group prepares reports for each Advisory Client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the Advisory Client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the Advisory Client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by an Advisory Client.

10.         If the Franklin Templeton Services, LLC Fund Treasury Department learns of a vote on a material event that will affect a security on loan from a proprietary registered investment company, the Fund Treasury Department will notify Investment Manager and obtain instructions regarding whether Investment Manager desires the Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by Investment Manager, the Fund Treasury Department shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for Advisory Clients with respect to such loaned securities. The Fund Treasury Department will advise the Proxy Group of all recalled securities.

11.         The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to proprietary registered investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC.

12.         The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the proprietary registered investment company clients is made in such clients’ disclosure documents.

13.         The Proxy Group will review the guidelines of RiskMetrics and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.

14.         The Proxy Group will familiarize itself with the procedures of RiskMetrics that govern the transmission of proxy voting information from the Proxy Group to RiskMetrics and periodically review how well this process is functioning.

15.         The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed.  Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

16.         At least annually, the Proxy Group will verify that:

•                  Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;

•                  Each proxy or sample of proxies received has been voted in accordance with the instructions of the Investment Manager;

•                  Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and

•                  Timely filings were made with applicable regulators related to proxy voting.

The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as RiskMetrics to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Investment Manager’s proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above.  For U.S. proprietary registered investment companies, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year.  For proprietary Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year.  The Proxy Group will periodically review web site posting and update the posting when necessary.  In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.

As of January 15, 2009

Appendix C

Description Of Securities Ratings

A.	Long-Term Ratings

1.

Moody’s Investors Service — Long-Term Corporate Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note

Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.	Standard and Poor’s — Long-Term Issue Credit Ratings (including Preferred Stock)

Issue credit ratings are based, in varying degrees, on the following considerations:
• Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
• Nature of and provisions of the obligation;
• Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C

A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms.

D

An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note	Plus (+) or minus (-). The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

3.

Fitch — International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA

Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. ‘BBB’ ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

Speculative Grade

BB

Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC	Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC	Default of some kind appears probable.

C	Default is imminent.

RD	Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

• Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

• The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor;

• The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated ‘D’ upon a default. defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC-C’ categories.

Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

Note

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

B.	Preferred Stock Ratings

1.	Moody’s Investors Service

aaa

An issue which is rated “aaa” is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa

An issue which is rated “aa” is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

a

An issue which is rated “a” is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the “aaa” and “aa” classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa

An issue which is rated “baa” is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba

An issue which is rated “ba” is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b

An issue which is rated “b” generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa	An issue which is rated “caa” is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca	An issue which is rated “ca” is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c	This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note

Moody’s applies numerical modifiers 1, 2, and 3 in each rating classification; The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

C.	Short Term Ratings

1.	Moody’s Investors Service

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term. programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note	Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

2.	Standard and Poor’s

A-1

A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1

A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2

A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3	A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C

A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note

Dual Ratings. Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

3.	Fitch

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Note

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

PART C

OTHER INFORMATION

Item 28.  Exhibits

(a)                                 (1)           Certificate of Trust dated December 7, 2007 is incorporated by reference from Registrant’s initial registration statement filed on December 14, 2007

(2)           Certificate of Amendment to Certificate of Trust dated March 25, 2008 is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(3)           Certificate of Amendment to Certificate of Trust dated January 12, 2009 is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(4)           Trust Instrument is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(b)                                 By-laws of Registrant is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(c)           Not applicable

(d)                                 (1)           Form of Investment Management Agreement between Registrant and Grail Advisors, LLC with respect to the Large Cap Value ETF and International Equity ETF is incorporated by reference from Pre-Effective Amendment No. 3 to Registrant’s registration statement filed on April 29, 2009

(2)           Form of Primary Investment Sub-Advisory Agreement between Grail Advisors, LLC and American Beacon Advisors, Inc. with respect to the Large Cap Value ETF and International Equity ETF is incorporated by reference from Pre-Effective Amendment No. 3 to Registrant’s registration statement filed on April 29, 2009

(3)           Form of Investment Sub-Advisory Agreement by and among Grail Advisors, LLC, American Beacon Advisors, Inc. and Brandywine Global Investment Management, LLC with respect to the Large Cap Value ETF is incorporated by reference from Pre-Effective Amendment No. 3 to Registrant’s registration statement filed on April 29, 2009

(4)           Form of Investment Sub-Advisory Agreement by and among Grail Advisors, LLC, American Beacon Advisors, Inc. and Hotchkis and Wiley Capital Management, LLC with respect to the Large Cap Value ETF is incorporated by reference from Pre-Effective Amendment No. 3 to Registrant’s registration statement filed on April 29, 2009

(5)           Form of Investment Sub-Advisory Agreement by and among Grail Advisors, LLC, American Beacon Advisors, Inc. and Metropolitan West Capital Management, LLC with respect to the Large Cap Value ETF is incorporated by reference from Pre-Effective Amendment No. 3 to Registrant’s registration statement filed on April 29, 2009

(6)           Form of Investment Sub-Advisory Agreement by and among Grail Advisors, LLC, American Beacon Advisors, Inc. and Lazard Asset Management LLC with respect to the International Equity ETF is incorporated by reference from Pre-Effective Amendment No. 3 to Registrant’s registration statement filed on April 29, 2009

(7)           Form of Investment Sub-Advisory Agreement by and among Grail Advisors, LLC, American Beacon Advisors, Inc. and Templeton Investment Counsel, LLC with respect to the International Equity ETF is incorporated by reference from Pre-Effective Amendment No. 3 to Registrant’s registration statement filed on April 29, 2009

(8)           Form of Investment Sub-Advisory Agreement by and among Grail Advisors, LLC, American Beacon Advisors, Inc. and The Boston Company Asset Management with respect to the International Equity ETF is incorporated by reference from Pre-Effective Amendment No. 3 to Registrant’s registration statement filed on April 29, 2009

(9)           Form of Investment Management Agreement between Registrant and Grail Advisors, LLC with respect to the RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF and RP Financials ETF is incorporated by reference from Post-Effective Amendment No. 2 to Registrant’s registration statement filed on August 28, 2009

(10)         Form of Primary Investment Sub-Advisory Agreement between Grail Advisors, LLC and RiverPark Advisors, LLC with respect to the RP Focused Large Cap Growth ETF is incorporated by reference from Post-Effective Amendment No. 2 to Registrant’s registration statement filed on August 28, 2009

(11)         Form of Investment Sub-Advisory Agreement between Grail Advisors, LLC and RiverPark Advisors, LLC with respect to the RP Growth ETF, RP Technology ETF and RP Financials ETF is incorporated by reference from Post-Effective Amendment No. 2 to Registrant’s registration statement filed on August 28, 2009

(12)         Form of Investment Sub-Advisory Agreement by and among Grail Advisors, LLC, RiverPark Advisors, LLC and Wedgewood Partners, Inc. with respect to the RP Focused Large Cap Growth ETF is incorporated by reference from Post-Effective Amendment No. 2 to Registrant’s registration statement filed on August 28, 2009

(13)         Form of Investment Management Agreement between Registrant and Grail Advisors, LLC with respect to the Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF is incorporated by reference from Post-Effective Amendment No. 7 to Registrant’s registration statement filed on December 31, 2009

(14)         Form of Investment Sub-Advisory Agreement between Grail Advisors, LLC and McDonnell Investment Management, LLC with respect to the Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF is incorporated by reference from Post-Effective Amendment No. 7 to Registrant’s registration statement filed on December 31, 2009

(e)                                  (1)           Form of Distribution Agreement between Registrant and ALPS Distributors, Inc. is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(2)           Form of Amendment No. 1 to Distribution Agreement between Registrant and ALPS Distributors, Inc. is incorporated by reference from Post-Effective Amendment No. 3 to Registrant’s registration statement filed on October 5, 2009.

(3)           Form of Amendment No. 2 to Distribution Agreement between Registrant and ALPS Distributors, Inc. is incorporated by reference from Post-Effective Amendment No. 7 to Registrant’s registration statement filed on December 31, 2009

(f)                                   Not applicable

(g)                                  (1)           Form of Custody Agreement between Registrant and The Bank of New York Mellon Corporation is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(2)           Form of Amended and Restated Schedule II to the Custody Agreement adding RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF and RP Financials ETF is incorporated by reference from Post-Effective Amendment No. 4 to Registrant’s registration statement filed on October 7, 2009.

(3)           Form of Amended and Restated Schedule II to the Custody Agreement adding Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF is incorporated by reference from Post-Effective Amendment No. 7 to Registrant’s registration statement filed on December 31, 2009

(h)                                 (1)           Form of Fund Administration and Accounting Agreement between Registrant and The Bank of New York Mellon Corporation is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(2)           Form of Transfer Agency and Service Agreement between Registrant and The Bank of New York Mellon Corporation is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(3)           Fee Schedule for Custody, Accounting, Administration and Transfer Agency Agreements is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(4)           Form of Participant Agreement is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

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(5)           Expense Limitation Agreement for Large Cap Growth ETF and International Equity ETF*

(6)           Expense Limitation Agreement for RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF and RP Financials ETF*

(7)           Form of Amendment to Fund Administration and Accounting Agreement adding RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF and RP Financials ETF is incorporated by reference from Post-Effective Amendment No. 4 to Registrant’s registration statement filed on October 7, 2009.

(8)           Form of Amended and Restated Appendix 1 to the Transfer Agency and Service Agreement adding RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF and RP Financials ETF is incorporated by reference from Post-Effective Amendment No. 4 to Registrant’s registration statement filed on October 7, 2009.

(9)           Expense Limit Agreement for Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF is incorporated by reference from Post-Effective Amendment No. 7 to Registrant’s registration statement filed on December 31, 2009

(10)         Form of Amendment to Fund Administration and Accounting Agreement adding Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF is incorporated by reference from Post-Effective Amendment No. 7 to Registrant’s registration statement filed on December 31, 2009

(11)         Form of Amended and Restated Appendix 1 to the Transfer Agency and Service Agreement adding Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF is incorporated by reference from Post-Effective Amendment No. 7 to Registrant’s registration statement filed on December 31, 2009

(12)         Form of Participant Agreement for fixed income ETFs is incorporated by reference from Post-Effective Amendment No. 7 to Registrant’s registration statement filed on December 31, 2009

(i)                                     Opinion and consent of K&L Gates LLP*

(j)                                    Consent of Independent Registered Public Accounting Firm*

(k)                                 Not applicable

(l)                                     Form of Initial Capital Agreement is incorporated by reference from Pre-Effective Amendment No. 3 to Registrant’s registration statement filed on April 29, 2009

(m)                             Form of Distribution and Service Plan is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(n)                                 Not applicable

(o)                                 Not applicable

(p)                                 (1)           Amended Code of Ethics of Registrant is incorporated by reference from Post-Effective Amendment No. 2 to Registrant’s registration statement filed on August 28, 2009

(2)           Code of Ethics of Grail Advisors, LLC is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(3)           Code of Ethics of American Beacon Advisors, Inc. is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(4)           Code of Ethics of Distributor is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(5)           Code of Ethics of Brandywine Global Investment Management, LLC is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(6)           Code of Ethics of Hotchkis and Wiley Capital Management, LLC is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(7)           Code of Ethics of Metropolitan West Capital Management, LLC is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

3

(8)           Code of Ethics of Lazard Asset Management LLC is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(9)           Code of Ethics of Templeton Investment Counsel, LLC is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(10)         Code of Ethics of The Boston Company Asset Management, LLC is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(11)         Code of Ethics of RiverPark Advisors, LLC is incorporated by reference from Post-Effective Amendment No. 2 to Registrant’s registration statement filed on August 28, 2009

(12)         Code of Ethics of Wedgewood Partners, Inc. is incorporated by reference from Post-Effective Amendment No. 2 to Registrant’s registration statement filed on August 28, 2009

(13)         Code of Ethics of McDonnell Investment Management, LLC is incorporated by reference from Post-Effective Amendment No. 7 to Registrant’s registration statement filed on December 31, 2009

* Filed herewith.

Item 29.  Persons Controlled by or Under Common Control with the Fund

None.

Item 30.  Indemnification

Article IX of the Registrant’s Trust Instrument provides for indemnification of certain persons acting on behalf of the Registrant.  Article IX, Section 2 provides as follows:

(a) Subject to the exceptions and limitations contained in subsection (b) below:

(i)            every person who is, or has been, a Trustee or an officer, employee or agent of the Trust, including persons who act at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof.

(ii)           as used herein, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (whether civil, criminal or administrative proceedings, regulatory investigations, or other proceedings, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, counsel fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)           No indemnification shall be provided hereunder to a Covered Person:

(i)            who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

(ii)           in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office:  (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

4

(c)           The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.  Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

(d)           To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Section.

(e)           Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such, repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Numbered Paragraph 6.A. of the Management Agreements with Grail Advisors, LLC provide that:

Manager.  Manager will exercise its best judgment in rendering its services to the Trust, and the Trust agrees, as an inducement to Manager’s undertaking to do so, that Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence or reckless disregard of its duties or obligations in rendering its services to the Trust as specified in this Agreement.  Any person, even though an officer, director, employee or agent of Manager, who may be or become an officer, Trustee, employee or agent of the Trust, shall be deemed, when rendering services to the Trust or when acting on any business of the Trust, to be rendering such services to or to be acting solely for the Trust and not as an officer, director, employee or agent, or one under the control or direction of Manager, even though paid by it.

Numbered Paragraph 6 of the Primary Investment Sub-Advisory Agreements and the Investment Sub-Advisory Agreements with each Sub-Adviser provides substantially to the effect that:

A.            Sub-Adviser.  Sub-Adviser will exercise its best judgment in rendering its services to the Trust, and the Trust agrees, as an inducement to Sub-Adviser’s undertaking to do so that, except as may otherwise be provided by the Investment Company Act or any other federal securities law, neither Sub-Adviser nor any of its officers, members or employees (its “Affiliates”) shall be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Manager or the Trust as a result of any error of judgment or mistake of law by Sub-Adviser or its Affiliates with respect to the Fund, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of Sub-Adviser or its Affiliates for, and Sub-Adviser shall indemnify and hold harmless the Trust, the Manager, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the Securities Act of 1933, as amended (“1933 Act”)) (collectively, “Manager Indemnitees”) against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Manager Indemnitees may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, or under any other statute, or common law or otherwise arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of Sub-Adviser in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Fund or the omission to state therein a material fact known to Sub-Adviser which was required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished to the Manager or the Trust by Sub-Adviser Indemnitees (as defined below) for use therein.

The assets of the Fund will be maintained in the custody of a custodian (who shall be identified by the Manager in writing).  Sub-Adviser will not have custody of any securities, cash or other assets of the Fund and will

5

not be liable for any loss resulting from any act or omission of the custodian other than acts or omissions arising in reliance on instructions of Sub-Adviser.

B.            Manager and Trust.  Except as may otherwise be provided by the Investment Company Act or any other federal securities law, the Manager and the Trust shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by Sub-Adviser as a result of any error of judgment or mistake of law by the Manager with respect to the Fund, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Manager for, and the Manager shall indemnify and hold harmless Sub-Adviser, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the 1933 Act) (collectively, “Sub-Adviser Indemnitees”) against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Sub-Adviser Indemnitees may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, or under any other statute, at common law or otherwise arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Manager in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Fund or the omission to state therein a material fact known to the Manager that was required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Manager or the Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant may, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of the Investment Adviser

Grail Advisors, LLC serves as investment manager to the ETFs and provides investment supervisory services. Information as to the officers and directors of Grail Advisors, LLC is included in its Form ADV last filed with the Securities and Exchange Commission (SEC File No 801-69967) and is incorporated herein by reference.

American Beacon Advisors, Inc. serves as primary subadviser to the Large Cap Value and International Equity ETFs and provides investment supervisory services.  Information as to the officers and directors of American Beacon Advisors, Inc. is included in its Form ADV last filed with the Securities and Exchange Commission (SEC File No. 801-29198) and is incorporated herein by reference.

RiverPark Advisors, LLC serves as primary subadviser to the RP Focused Large Cap Growth ETF and subadviser to the RP Growth ETF, RP Technology ETF and RP Financials ETF.  Information as to the officers and directors of RiverPark Advisors, LLC is included in its Form ADV last filed with the Securities and Exchange Commission and is incorporated herein by reference.

McDonnell Investment Management, LLC serves as subadviser to the Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxbale Bond ETF.  Information as to the officers and directors of McDonnell Investment Management, LLC is included in its Form ADV last filed with the Securities and Exchange Commission and is incorporated herein by reference.

The sub-advisers listed below also provide investment advisory services to the ETFs:

Brandywine Global Investment Management, LLC, 2929 Arch Street, 8th Floor, Philadelphia, Pennsylvania 19104

Hotchkis and Wiley Capital Management, LLC, 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017.

Metropolitan West Capital Management, LLC, 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660

6

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112

Templeton Investment Counsel, LLC, 500 East Broward Boulevard, Suite 2100, Ft. Lauderdale, Florida 33394

The Boston Company Asset Management, LLC, One Boston Place, Boston, Massachusetts 02108

Wedgewood Partners, Inc., 9909 Clayton Road, Suite 103, St. Louis, Missouri 63124.

Information as to the officers and directors of each of the above sub-advisers is included in that adviser’s current Form ADV filed with the SEC and is incorporated by reference herein.

Item 32.  Principal Underwriters

(a)  ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: AARP Funds,  ALPS ETF Trust, ALPS Variable Insurance Trust, Ameristock Mutual Fund, Inc., AQR Funds, BLDRS Index Fund Trust, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Cook & Bynum Funds Trust, CornerCap Group of Funds, Cullen Funds, DIAMONDS Trust, EGA Global Shares Trust , Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust,  Laudus Trust, Milestone Funds, MTB Group of Funds, OOK, Inc., Pax World Funds, PowerShares QQQ 100 Trust Series 1, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, TDX Independence Funds, Inc., TXF Funds, Inc., Wasatch Funds, WesMark Funds, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant

Edmund J. Burke	Director	None

Spencer Hoffman	Director	None

Thomas A. Carter	President, Director	None

Jeremy O. May	Executive Vice President, Director	None

Richard Hetzer	Executive Vice President	None

John C. Donaldson	Executive Vice President, Chief Financial Officer	None

Robert Szydlowski	Senior Vice President, Chief Technology Officer	None

Tané T. Tyler	Senior Vice President, General Counsel, Secretary	None

Diana M. Adams	Senior Vice President, Controller, Treasurer	None

Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None

Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None

Mark R. Kiniry	Senior Vice President, National Sales Director - Investments	None

Erin Douglas	Vice President, Senior Associate Counsel	None

7

JoEllen Legg	Vice President, Associate Counsel	None

Steven Price	Vice President, Deputy Chief Compliance Officer	None

* The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Item 33.  Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the: (a) Registrant; (b)  Manager; (c) Primary Subadvisers; (d) Investment Sub-Advisers; (e) Principal Underwriter; (f) Administrator/ Fund Accountant/ Transfer Agent and (g) Custodian. The address of each is as follows:

(a)                                 Registrant

c/o Grail Advisors, LLC

One Ferry Building, Suite 255

San Francisco, CA 94111

(b)                                 Manager

Grail Advisors, LLC

One Ferry Building, Suite 255

San Francisco, CA 94111

(c)                                  Primary Subadvisers

American Beacon Advisors, Inc.

4151 Amon Carter Boulevard

Fort Worth, TX 76155

RiverPark Advisors, LLC

156 West 56th Street, 17th Floor

New York, NY 10019

McDonnell Investment Management, LLC

1515 W. 22nd Street, 11th Floor

Oak Brook, IL 60523

(d)                                 Investment Sub-advisers

see the addresses listed in Item 31 above.

(e)                                  Principal Underwriter

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(f)                                   Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

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Item 34.  Management Services

Not Applicable.

Item 35.  Undertakings

None.

9

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and State of California, on the 26th day of February 2010.

Grail Advisors ETF Trust

By:	/s/ William M. Thomas
William M. Thomas
Trustee and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following person(s) in the capacities and on the date(s) indicated.

/s/ William M. Thomas		Trustee and Principal Executive Officer	February 26, 2010

William M. Thomas

/s/ Bryan M. Hiser		Principal Financial Officer	February 26, 2010

Bryan M. Hiser

/s/ Bradford K. Gallagher*		Trustee	February 26, 2010

Bradford K. Gallagher

/s/ Charles H. Salisbury*		Trustee	February 26, 2010

Charles H. Salisbury

/s/ Dennis G. Schmal*		Trustee	February 26, 2010

Dennis G. Schmal

* By:	/s/ Stacy L. Fuller

Pursuant to Power of Attorney

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Index to Exhibits

(h)(5)	Expense Limitation Agreement for Large Cap Growth ETF and International Equity ETF

(h)(6)	Expense Limitation Agreement for RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF and RP
Financials ETF

(i)	Opinion and consent of K&L Gates LLP

(j)	Opinion and consent of KPMG LLP, independent registered public accounting firm

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